                                                            File Nos. 333-50540
                                                                       811-5200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 3                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 71                                                       [X]

                 (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, California             92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          James A. Shepherdson, III
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, California  92660
          (800) 989-3752

     Copies to:
          W. Thomas Conner               and Richard C. Pearson
          Sutherland, Asbill & Brennan   Executive Vice President,
          1275 Pennsylvania Avenue, NW   General Counsel and Secretary
          Washington, DC 20004           MetLife Investors Insurance Company
          (202)383-0590                  22 Corporate Plaza Drive
                                         Newport Beach, CA  92660



It is proposed that this filing will become effective:

  X   immediately upon filing pursuant to paragraph (b) of Rule 485
-----
      on May 1, 2002, pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on (date) pursuant to paragraph (a)(1) of Rule 485
-----


If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                                EXPLANATORY NOTE

===============================================================================
Different versions of the Prospectus will be created from this Registration Statement. The primary difference between the versions of the Prospectuses created from this Registration Statement is the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife
                                                   Investors; The Separate
                                                   Account; Investment Options;
                                                   Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Calculation of Performance
                                                   Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A



                          The Variable Annuity Contract
                                    issued by


                       METLIFE INVESTORS INSURANCE COMPANY
                                       and
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us).

The annuity contract has 68 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 67 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

AIM Variable Insurance Funds (Series 2):

                         AIM V.I. Capital Appreciation Fund
                         AIM V.I. International Growth Fund
                         AIM V.I. Premier Equity Fund

Alliance Variable Products Series Fund, Inc. (Class B):

                         Premier Growth Portfolio
                         AllianceBernstein Real Estate Investment Portfolio AllianceBernstein Value Portfolio
                         AllianceBernstein Small Cap Value Portfolio

American Century Variable Portfolios, Inc.:

                         VP Income & Growth Fund
                         VP International Fund
                         VP Value Fund

Dreyfus Stock Index Fund (Service Shares)

Dreyfus Variable Investment Fund (Service Shares):

                         Dreyfus VIF - Capital Appreciation Portfolio
                         Dreyfus VIF - Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2):

                         VIP High Income Portfolio
                         VIP Growth Portfolio
                         VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2):

                         Franklin Small Cap Fund
                         Franklin Large Cap Growth Securities Fund
                         Templeton Developing Markets Securities Fund
                         Templeton Foreign Securities Fund
                         Mutual Shares Securities Fund

INVESCO Variable Investment Funds, Inc.:

                         INVESCO VIF - Dynamics Fund

Met Investors Series Trust (Class B):

                         Met/AIM Mid Cap Core Equity Portfolio
                         Met/AIM Small Cap Growth Portfolio
                         Janus Aggressive Growth Portfolio
                         J.P. Morgan Enhanced Index Portfolio
                         J.P. Morgan International Equity Portfolio
                         J.P. Morgan Quality Bond Portfolio
                         J.P. Morgan Select Equity Portfolio
                         J.P. Morgan Small Cap Stock Portfolio
                         Lord Abbett Bond Debenture Portfolio
                         Lord Abbett Developing Growth Portfolio
                         Lord Abbett Growth and Income Portfolio
                         Lord Abbett Growth Opportunities Portfolio
                         Lord Abbett Mid-Cap Value Portfolio
                         MFS Research International Portfolio
                         MFS Mid Cap Growth Portfolio
                         Oppenheimer Capital Appreciation Portfolio
                         PIMCO Innovation Portfolio
                         PIMCO Total Return Portfolio
                         PIMCO Money Market Portfolio
                         Met/Putnam Research Portfolio
                         State Street Research Concentrated International
                           Portfolio
                         Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc. (Class B):

                         MetLife Stock Index Portfolio

MFS Variable Insurance Trust (Service Class):

                         MFS Emerging Growth Series
                         MFS Strategic Income Series
                         MFS Investors Trust Series
                         MFS High Income Series
                         MFS Research Series
                         MFS New Discovery Series

New England Zenith Fund:

                         Capital Guardian U.S. Equity Series (Class B) Davis Venture Value Series (Class E)
                         Harris Oakmark Focused Value Series (Class B) Jennison Growth Series (Class B)
                         MFS Total Return Series (Class B)
                         MFS Investors Trust Series (Class B)

PIMCO Variable Insurance Trust (Administrative Class):

                         PIMCO High Yield Portfolio
                         PIMCO Low Duration Portfolio
                         PIMCO StocksPLUS Growth and Income Portfolio
                         PIMCO Total Return Portfolio

Putnam Variable Trust (Class IB):

                         Putnam VT Growth and Income Fund
                         Putnam VT International Growth Fund
                         Putnam VT International New Opportunities Fund Putnam VT New Value Fund
                         Putnam VT Vista Fund

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment
Fund):

                         International Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1,2002. The SAI has been filed with the Securities and Exchange Commission (SEC)and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

o        are not bank deposits
o        are not federally insured
o        are not endorsed by any bank or government agency
o        are not guaranteed and may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2002

TABLE OF CONTENTS                                                           Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLE
EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Living Benefit Rider Charge Withdrawal Charge
         Reduction or Elimination of the Withdrawal Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit - Living Benefit
6. FEDERAL INCOME TAX STATUS
         Introduction
         Retirement Plans Offering Federal Tax Benefits
         Taxation of the Company
         Tax Status of the Contract
         Taxation of Annuities
         Qualified Contracts
         TSA Plans
         IRAs, SEPs, SARSEPs and SIMPLE IRAs
         Roth IRAs
         Qualified Plans
         Mandatory Withholding on Certain Distributions
         Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs,
           and Roth IRAs
         Withholding
         Possible Changes in Taxation
         Other Tax Consequences

General
7. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
8. PERFORMANCE
9. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Annual Step-Up
         Optional Death Benefit - Compounded-Plus
         Additional Death Benefit - Earnings Preservation Benefit
         General Death Benefit Provisions
         Death of Annuitant
         Controlled Payout
10. OTHER INFORMATION
         MetLife Investors
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

                             INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("Living Benefit").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same.

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES.  If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLE

The purpose of the Fee Table below is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses

Withdrawal Charge: (see Note 1 on page __)
(as a percentage of purchase payments)

Number of Complete Years
from Receipt of Purchase Payment                           % Charge
--------------------------------                           --------
0                                                             7
1                                                             6
2                                                             6
3                                                             5
4                                                             4
5                                                             3
6                                                             2
7 and thereafter                                              0

Transfer Fee:
         No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer. (MetLife Investors is currently waiving the transfer fee but reserves the right to charge it in the future.)

Account Fee: (see Note 2 on page __)
         $30 on the last day of each contract year if account value is less than $50,000.

Living Benefit Rider Charge (If you select the Living Benefit rider)
         (See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of Income Base)

         .35% of Income Base

Separate Account Annual Expenses (referred to as Separate Account Product Charges) (as a percentage of average account value in separate account)

Mortality and Expense Charge                                  1.15%
Administration Charge                                          .25%
                                                              ------
Total Separate Account Annual Expenses                        1.40%

Death Benefit Rider Charges (If you select other death benefit riders) (as a percentage of average account value in Separate Account)


Compounded-Plus Death Benefit                                  .15%
Additional Death Benefit-Earnings Preservation Benefit         .25%

Investment Portfolio Expenses: (as a percentage of the average daily net assets of an investment portfolio)

                                                          Management                      Other          Total Annual
                                                            Fees                         Expenses      Portfolio Expenses
                                                           (after                         (after        (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-       fee waivers
                                                            for          12b-1 Fees/     ment for            for
                                                           certain         Service       certain          certain
                                                          Portfolios)       Fees        Portfolios)      Portfolios)
-------------------------------------------------------- ------------- -------------- ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
            AIM V.I. Capital Appreciation Fund (Series 2)        .61%           .25%            .24%            1.10%
            AIM V.I. International Growth Fund (Series 2)        .73%           .25%            .32%            1.30%
            AIM V.I. Premier Equity Fund (Series 2)              .60%           .25%            .25%            1.10%

ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. (Class B)
            Premier Growth Portfolio                            1.00%           .25%            .04%            1.29%
            AllianceBernstein Real Estate
                Investment Portfolio (1)                         .59%           .25%            .36%            1.20%
            AllianceBernstein Value Portfolio (2)                .00%           .25%            .95%            1.20%
            AllianceBernstein Small Cap Value Portfolio (2)      .00%           .25%            .95%            1.20%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
            VP Income & Growth Fund                              .70%            N/A            .00%             .70%
            VP International Fund                               1.26%            N/A            .00%            1.26%
            VP Value Fund                                        .97%            N/A            .00%             .97%

DREYFUS STOCK INDEX FUND (Service Shares) (3)                    .25%           .25%            .07%             .57%

DREYFUS VARIABLE INVESTMENT FUND (Service Shares)
            Dreyfus VIF - Appreciation Portfolio (3)             .75%           .25%            .10%            1.10%
            Dreyfus VIF - Disciplined Stock Portfolio (3)(4)     .75%           .12%            .13%            1.00%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Service Class 2)
            High Income Portfolio                                .58%           .25%            .15%             .98%
            Growth Portfolio (5)                                 .58%           .25%            .10%             .93%
            Equity-Income Portfolio (5)                          .48%           .25%            .11%             .84%

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST, CLASS 2 SHARES (6)
            Franklin Small Cap Fund (7)                          .45%           .25%            .31%            1.01%
            Franklin Large Cap Growth Securities Fund (8)        .75%           .25%            .03%            1.03%
            Templeton Developing Markets Securities Fund        1.25%           .25%            .32%            1.82%
            Templeton Foreign Securities Fund (7)                .68%           .25%            .22%            1.15%
            Mutual Shares Securities Fund                        .60%           .25%            .19%            1.04%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
            INVESCO VIF - Dynamics Fund                          .75%            N/A            .33%            1.08%

MET INVESTORS SERIES TRUST (Class B) (10)
            Met/AIM Mid Cap Core Equity Portfolio                .00%           .25%            .90%            1.15%
            Met/AIM Small Cap Growth Portfolio                   .00%           .25%           1.05%            1.30%
            Janus Aggressive Growth Portfolio                    .00%           .25%            .85%            1.10%
            J.P. Morgan Enhanced Index Portfolio                 .53%           .25%            .12%             .90%
            J.P. Morgan International Equity Portfolio           .67%           .25%            .38%            1.30%
            J.P. Morgan Quality Bond Portfolio                   .43%           .25%            .17%             .85%
            J.P. Morgan Select Equity Portfolio                  .62%           .25%            .11%             .98%
            J.P. Morgan Small Cap Stock Portfolio                .85%           .25%            .30%            1.40%
            Lord Abbett Bond Debenture Portfolio                 .57%           .25%            .13%             .95%
            Lord Abbett Developing Growth Portfolio              .51%           .25%            .44%            1.20%
            Lord Abbett Growth and Income Portfolio              .59%           .25%            .05%             .89%
            Lord Abbett Growth Opportunities Portfolio           .00%           .25%            .85%            1.10%
            Lord Abbett Mid-Cap Value Portfolio                  .68%           .25%            .22%            1.15%
            MFS Research International Portfolio                 .00%           .25%           1.00%            1.25%
            MFS Mid Cap Growth Portfolio                         .00%           .25%            .80%            1.05%
            Oppenheimer Capital Appreciation Portfolio           .00%           .25%            .75%            1.00%
            PIMCO Innovation Portfolio                           .00%           .25%           1.10%            1.35%
            PIMCO Total Return Portfolio                         .00%           .25%            .65%             .90%
            PIMCO Money Market Portfolio                         .00%           .25%            .50%             .75%
            Met/Putnam Research Portfolio                        .00%           .25%            .85%            1.10%
            State Street Research Concentrated
                International Portfolio                          .00%           .25%           1.10%            1.35%
            Third Avenue Small Cap Value Portfolio               .00%           .25%            .95%            1.20%


METROPOLITAN SERIES FUND, INC. (Class B)
            MetLife Stock Index Portfolio                        .25%           .25%            .06%             .56%

MFS VARIABLE INSURANCE TRUST (Service Class) (11)(12)
            MFS Emerging Growth Series                           .75%           .25%            .12%            1.12%
            MFS Strategic Income Series (13)                     .75%           .25%            .17%            1.17%
            MFS Investors Trust Series                           .75%           .25%            .15%            1.15%
            MFS High Income Series (13)                          .75%           .25%            .16%            1.16%
            MFS Research Series                                  .75%           .25%            .15%            1.15%
            MFS New Discovery Series (13)                        .90%           .25%            .16%            1.31%

NEW ENGLAND ZENITH FUND
            Capital Guardian US Equity Series (Class B)          .67%           .25%            .09%            1.01%
            Davis Venture Value Series (Class E)                 .75%           .15%            .08%             .98%
            Harris Oakmark Focused Value Series (Class B)        .75%           .25%            .12%            1.12%
            Jennison Growth Series (Class B)                     .67%           .25%            .09%            1.01%
            MFS Investors Trust Series (Class B)(14)             .75%           .25%            .15%            1.15%
            MFS Total Return Series (Class B)                    .50%           .25%            .13%             .88%

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)(15)
            PIMCO High Yield Portfolio                           .25%           .15%            .35%             .75%
            PIMCO Low Duration Portfolio                         .25%           .15%            .24%             .69%
            PIMCO StocksPLUS Growth and Income                   .40%           .15%            .10%             .65%
                Portfolio
            PIMCO Total Return Portfolio                         .25%           .15%            .25%             .65%

PUTNAM VARIABLE TRUST
            Putnam VT Growth and Income Fund -                   .46%           .25%(16)        .05%             .76%
            Class IB Shares
            Putnam VT International Growth Fund -                .76%           .25%(16)        .18%            1.19%
            Class IB Shares
            Putnam VT International New                         1.00%           .25%(16)        .24%            1.49%
                Opportunities Fund - Class IB Shares
            Putnam VT New Value Fund - Class IB Shares           .70%           .25%(16)        .09%            1.04%
            Putnam VT Vista Fund - Class IB Shares               .61%           .25%(16)        .06%             .92%

SCUDDER VARIABLE SERIES I (Class B)
            International Portfolio                              .84%           .25%            .16%            1.25%

(1) The percentage expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio (Class B) are net of contractual fee waivers. Expenses have been capped at 1.20% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees, .25% for 12b-1 fees and .69% for other expenses for a total of 1.84%.

(2) The percentage expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are net of contractual fee waivers. Expenses have been capped at 1.20% annually for each of these Portfolios. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The expenses for the AllianceBernstein Value Portfolio, before reimbursement, are .75% management fees, .25% for 12b-1 fees and 1.47% for other expenses. for a total of 2.47%. The expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 1.00% management fees, .25% for 12b-1 fees and 1.92% for other expenses for a total of 3.17%.

(3) The figures set forth in the above Expense Table are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. (See the Fund prospectus for details.)

(4) The Dreyfus Corporation has agreed, until December 31, 2002, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the Service Class Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00%. The expense information in the table has been restated to reflect the reimbursement and/or waiver for the fiscal year ending December 31, 2001. Without such waivers or reimbursements, the management fee, 12b-1 Fee, other expenses and total portfolio annual expenses for the Service Class Shares would be, as a percentage of assets: .75%, .25%, .13% and 1.13%, respectively.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. (See the Fund prospectus for details.)

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager of the Franklin Small Cap Fund and the Templeton Foreign Securities Fund has agreed in advance to make estimated reductions in its management fee by .08% and .01%, respectively, to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, total annual fund operating expenses are estimated to be 1.09% and 1.16%, respectively.

(8) The Fund's administration fee is paid indirectly through the management fee.

(9) Certain expenses of the VIF-Dynamics Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Fund's board of directors. After the absorption, but excluding any separate offset arrangements, the Fund's other expenses and Total Annual Fund operating expenses for the year ended December 31, 2001, were the same as shown in the table above.

(10) Met Investors Advisory Corp. (now Met Investors Advisory, LLC) ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least through April 30, 2003, the total of management fees and other expenses (excluding any 12b-1 fees) of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .85% for the Janus Aggressive Growth Portfolio; .65% for the J.P. Morgan Enhanced Index Portfolio; 1.05% for the J.P. Morgan International Equity Portfolio; .60% for the J.P. Morgan Quality Bond Portfolio; .70% for the Lord Abbett Bond Debenture Portfolio; .95% for the Lord Abbett Developing Growth Portfolio; .65% for the Lord Abbett Growth and Income Portfolio; .85% for the Lord Abbett Growth Opportunities Portfolio; .90% for the Lord Abbett Mid Cap Value Portfolio; 1.00% for the MFS Research International Portfolio; .80% for the MFS Mid Cap Growth Portfolio; .75% for the Oppenheimer Capital Appreciation Portfolio; 1.10% for the PIMCO Innovation Portfolio; .65% for the PIMCO Total Return Portfolio; .50% for the PIMCO Money Market Portfolio; ..85% for the Met/Putnam Research Portfolio; 1.10% for the State Street Research Concentrated International Portfolio; and .95% for the Third Avenue Small Cap Value Portfolio.

Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annualized percentage portfolio expenses for the year ending December 31, 2001, were: 7.18% for the Met/AIM Mid Cap Core Equity Portfolio; 5.22% for the Met/AIM Small Cap Growth Portfolio; 4.03% for the Janus Aggressive Growth Portfolio; .93% for the J.P. Morgan Enhanced Index Portfolio; 1.41% for the J.P. Morgan International Equity Portfolio; .95% for the J.P. Morgan Quality Bond Portfolio; .98% for the Lord Abbett Bond Debenture Portfolio; 1.44% for the Lord Abbett Developing Growth Portfolio; 5.44% for the Lord Abbett Growth Opportunities Portfolio; 1.17% for the Lord Abbett Mid Cap Value Portfolio; 5.33% for the MFS Research International Portfolio; 2.60% for the MFS Mid Cap Growth Portfolio; 3.21% for the Oppenheimer Capital Appreciation Portfolio; 4.21% for the PIMCO Innovation Portfolio; 1.40% for the PIMCO Total Return Portfolio; 2.42% for the PIMCO Money Market Portfolio; 1.94% for the Met/Putnam Research Portfolio; 5.69% for the State Street Research Concentrated International Portfolio; and 1.95% for the Third Avenue Small Cap Value Portfolio. Third Avenue Small Cap Value Portfolio has not commenced operations and portfolio expenses are estimated for the year ended December 31, 2002.

(11) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(12) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(13) MFS has contractually agreed, subject to reimbursement by the series, to bear the series' "Other Expenses" (after taking into account the expense offset arrangement described in footnote 11) do not exceed .15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2001, would have been 1.37% for the MFS Strategic Income Series, 1.26% with respect to the MFS High Income Series and 1.34% with respect to the MFS New Discovery Series.

(14) Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, has voluntarily agreed to waive its fees or reimburse the total operating expenses (excluding brokerage costs, interest, taxes or extraordinary expenses) of the Class B shares to the extent such expenses exceed 1.15% of Class B's average net assets, subject to recapture within two fiscal years. Class B shares have not previously been issued. Without this expense arrangement, based on Class E expenses for the year ended December 31, 2001, the total expenses of Class B are estimated to have been 1.62%. This arrangement can be discontinued by Met Investors Advisory, at any time.

(15) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, .75%, .65%, ..65% and .65% of the High Yield, Low Duration, StocksPLUS Growth and Income and Total Return Portfolios, respectively, of average daily net assets. Without such reductions, the Total Annual Portfolio Expenses would have been: .76% for the High Yield Portfolio; .70% for the Low Duration Portfolio; .67% for the StocksPLUS Growth and Income Portfolio; and .66% for the Total Return Portfolio.

(16) Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were .22% of average net assets.

Explanation of Fee Table:

1. If you make a partial or full withdrawal from your contract during the accumulation phase, and the amount you withdraw is determined to include the withdrawal of prior purchase payments, a withdrawal charge is assessed as a percentage of those purchase payment(s). Amounts will be withdrawn from your contract in the following order: (1) earnings in your contract; then (2) the "free withdrawal amount"; then (3) purchase payments not previously withdrawn, in the order such purchase payments were made. There is no free withdrawal amount during the first contract year. Each contract year after the first, the free withdrawal amount is 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year. During the accumulation phase, we will not charge the account fee if the value of your contract is $50,000 or more on the last day of the contract year, although, if you make a complete withdrawal, we will charge the account fee.

2. Premium or other taxes are not reflected. Any taxes paid by us to any government entity relating to the contract will be deducted on or after the date it is incurred.

EXAMPLES

o The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o For purposes of the examples, the assumed average contract size is $30,000.

o The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

o Chart 1 below assumes that you do not select other death benefit riders or the Living Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.40%, on an annual basis.

o Chart 2 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit, plus the Living Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.80%, on an annual basis.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the account value to an annuity option.

CHART 1

                                                                                                   Time Periods

                                                                               TIME            TIME            TIME           TIME
                                                                              1 YEAR          3 YEAR          5 YEAR        10 YEAR
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. CAPITAL APPRECIATION FUND (CLASS B)                     (a)       96.30(a)       134.66(a)       173.48(a)       291.02
                                                                    (b)       26.30(b)        80.66(b)       137.48(b)       291.02

   AIM V.I. INTERNATIONAL GROWTH FUND (CLASS B)                     (a)       98.30(a)       140.62(a)       183.35(a)       310.37
                                                                    (b)       28.30(b)        86.62(b)       147.35(b)       310.37

   AIM V.I. PREMIER EQUITY FUND (CLASS B)                           (a)       96.30(a)       134.66(a)       173.48(a)       291.02
                                                                    (b)       26.30(b)        80.66(b)       137.48(b)       291.02

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (CLASS B)

   PREMIER GROWTH PORTFOLIO                                         (a)       98.20(a)       140.32(a)       182.86(a)       309.41
                                                                    (b)       28.20(b)        86.32(b)       146.86(b)       309.41

   ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO               (a)       97.30(a)       137.65(a)       178.42(a)       300.75
                                                                    (b)       27.30(b)        83.65(b)       142.42(b)       300.75

   ALLIANCEBERNSTEIN VALUE PORTFOLIO                                (a)       97.30(a)       137.65(a)       178.42(a)       300.75
                                                                    (b)       27.30(b)        83.65(b)       142.42(b)       300.75

   ALLIANCE BERNSTEIN SMALL CAP VALUE PORTFOLIO                     (a)       97.30(a)       137.65(a)       178.42(a)       300.75
                                                                    (b)       27.30(b)        83.65(b)       142.42(b)       300.75

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   VP INCOME & GROWTH FUND                                          (a)       92.29(a)       122.63(a)       153.42(a)       251.04
                                                                    (b)       22.29(b)        68.63(b)       117.42(b)       251.04

   VP INTERNATIONAL FUND                                            (a)       97.90(a)       139.43(a)       181.38(a)       306.53
                                                                    (b)       27.90(b)        85.43(b)       145.38(b)       306.53

   VP VALUE FUND                                                    (a)       95.00(a)       130.77(a)       167.00(a)       278.22
                                                                    (b)       25.00(b)        76.77(b)       131.00(b)       278.22

DREYFUS STOCK INDEX FUND (SERVICE SHARES)                           (a)       90.99(a)       118.69(a)       146.81(a)       237.67
                                                                    (b)       20.99(b)        64.69(b)       110.81(b)       237.67

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)

   DREYFUS VIF - APPRECIATION PORTFOLIO                             (a)       96.30(a)       134.66(a)       173.48(a)       291.02
                                                                    (b)       26.30(b)        80.66(b)       137.48(b)       291.02

   DREYFUS VIF - DISCIPLINED STOCK PORTFOLIO                        (a)       95.30(a)       131.67(a)       168.50(a)       281.19
                                                                    (b)       25.30(b)        77.67(b)       132.50(b)       281.19

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)

   HIGH INCOME PORTFOLIO                                            (a)       95.10(a)       131.07(a)       167.50(a)       279.21
                                                                    (b)       25.10(b)        77.07(b)       131.50(b)       279.21

   GROWTH PORTFOLIO                                                 (a)       94.55(a)       129.42(a)       164.75(a)       273.75
                                                                    (b)       24.55(b)        75.42(b)       128.75(b)       273.75

   EQUITY-INCOME PORTFOLIO                                          (a)       93.70(a)       126.86(a)       160.49(a)       265.23
                                                                    (b)       23.70(b)        72.86(b)       124.49(b)       265.23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 2 SHARES

   FRANKLIN SMALL CAP FUND                                          (a)       95.40(a)       131.97(a)       169.00(a)       282.18
                                                                    (b)       25.40(b)        77.97(b)       133.00(b)       282.18

   FRANKLIN LARGE CAP GROWTH SECURITIES FUND                        (a)       95.60(a)       132.57(a)       170.00(a)       284.15
                                                                    (b)       25.60(b)        78.57(b)       134.00(b)       284.15

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND                     (a)      103.47(a)       155.94(a)       208.53(a)       358.72
                                                                    (b)       33.47(b)       101.94(b)       172.53(b)       358.72

   TEMPLETON FOREIGN SECURITIES FUND                                (a)       96.80(a)       136.16(a)       175.95(a)       295.90
                                                                    (b)       26.80(b)        82.16(b)       139.95(b)       295.90

   MUTUAL SHARES SECURITIES FUND                                    (a)       95.70(a)       132.87(a)       170.49(a)       285.14
                                                                    (b)       25.70(b)        78.87(b)       134.49(b)       285.14

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO VIF - DYNAMIC FUND                                       (a)       96.10(a)       134.06(a)       172.48(a)       289.07
                                                                    (b)       26.10(b)        80.06(b)       136.48(b)       289.07

MET INVESTORS SERIES TRUST (CLASS B)

   MET/AIM MID CAP CORE EQUITY PORTFOLIO                            (a)       96.80(a)       136.16(a)       175.95(a)       295.90
                                                                    (b)       26.80(b)        82.16(b)       139.95(b)       295.90

   MET/AIM SMALL CAP GROWTH PORTFOLIO                               (a)       98.30(a)       140.62(a)       183.35(a)       310.37
                                                                    (b)       28.30(b)        86.62(b)       147.35(b)       310.37

   JANUS AGGRESSIVE GROWTH PORTFOLIO                                (a)       96.30(a)       134.66(a)       173.48(a)       291.02
                                                                    (b)       26.30(b)        80.66(b)       137.48(b)       291.02

   J.P. MORGAN ENHANCED INDEX PORTFOLIO                             (a)       94.30(a)       128.67(a)       163.50(a)       271.25
                                                                    (b)       24.30(b)        74.67(b)       127.50(b)       271.25

   J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO                       (a)       98.30(a)       140.62(a)       183.35(a)       310.37
                                                                    (b)       28.30(b)        86.62(b)       147.35(b)       310.37

   J.P. MORGAN QUALITY BOND PORTFOLIO                               (a)       93.80(a)       127.16(a)       160.99(a)       266.24
                                                                    (b)       23.80(b)        73.16(b)       124.99(b)       266.24

   J.P. MORGAN SELECT EQUITY PORTFOLIO                              (a)       95.10(a)       131.07(a)       167.50(a)       279.21
                                                                    (b)       25.10(b)        77.07(b)       131.50(b)       279.21

   J.P. MORGAN SMALL CAP STOCK PORTFOLIO                            (a)       99.29(a)       143.59(a)       188.24(a)       319.88
                                                                    (b)       29.29(b)        89.59(b)       152.24(b)       319.88

   LORD ABBETT BOND DEBENTURE PORTFOLIO                             (a)       94.80(a)       130.17(a)       166.00(a)       276.23
                                                                    (b)       24.80(b)        76.17(b)       130.00(b)       276.23

   LORD ABBETT DEVELOPING GROWTH PORTFOLIO                          (a)       97.30(a)       137.65(a)       178.42(a)       300.75
                                                                    (b)       27.30(b)        83.65(b)       142.42(b)       300.75

   LORD ABBETT GROWTH AND INCOME PORTFOLIO                          (a)       94.20(a)       128.37(a)       163.00(a)       270.25
                                                                    (b)       24.20(b)        74.37(b)       127.00(b)       270.25

   LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO                       (a)       96.30(a)       134.66(a)       173.48(a)       291.02
                                                                    (b)       26.30(b)        80.66(b)       137.48(b)       291.02

   LORD ABBETT MID-CAP VALUE PORTFOLIO                              (a)       96.80(a)       136.16(a)       175.95(a)       295.90
                                                                    (b)       26.80(b)        82.16(b)       139.95(b)       295.90

   MFS RESEARCH INTERNATIONAL PORTFOLIO                             (a)       97.80(a)       139.14(a)       180.89(a)       305.57
                                                                    (b)       27.80(b)        85.14(b)       144.89(b)       305.57

   MFS MID CAP GROWTH PORTFOLIO                                     (a)       95.80(a)       133.17(a)       170.99(a)       286.12
                                                                    (b)       25.80(b)        79.17(b)       134.99(b)       286.12

   OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       (a)       95.30(a)       131.67(a)       168.50(a)       281.19
                                                                    (b)       25.30(b)        77.67(b)       132.50(b)       281.19

   PIMCO INNOVATION PORTFOLIO                                       (a)       98.79(a)       142.11(a)       185.80(a)       315.14
                                                                    (b)       28.79(b)        88.11(b)       149.80(b)       315.14

   PIMCO TOTAL RETURN PORTFOLIO                                     (a)       94.30(a)       128.67(a)       163.50(a)       271.25
                                                                    (b)       24.30(b)        74.67(b)       127.50(b)       271.25

   PIMCO MONEY MARKET PORTFOLIO                                     (a)       92.80(a)       124.15(a)       155.95(a)       256.13
                                                                    (b)       22.80(b)        70.15(b)       119.95(b)       256.13

   MET/PUTNAM RESEARCH PORTFOLIO                                    (a)       96.30(a)       134.66(a)       173.48(a)       291.02
                                                                    (b)       26.30(b)        80.66(b)       137.48(b)       291.02

   STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO       (a)       98.79(a)       142.11(a)       185.80(a)       315.14
                                                                    (b)       28.79(b)        88.11(b)       149.80(b)       315.14

   THIRD AVENUE SMALL CAP VALUE PORTFOLIO                           (a)       97.30(a)       137.65(a)       178.42(a)       300.75
                                                                    (b)       27.30(b)        83.65(b)       142.42(b)       300.75

METROPOLITAN SERIES FUND, INC. (CLASS B)

   METLIFE STOCK INDEX PORTFOLIO                                    (a)       90.89(a)       118.39(a)       146.30(a)       236.63
                                                                    (b)       20.89(b)        64.39(b)       110.30(b)       236.63

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)

   MFS EMERGING GROWTH SERIES                                       (a)       96.50(a)       135.26(a)       174.47(a)       292.98
                                                                    (b)       26.50(b)        81.26(b)       138.47(b)       292.98

   MFS STRATEGIC INCOME SERIES                                      (a)       97.00(a)       136.75(a)       176.94(a)       297.84
                                                                    (b)       27.00(b)        82.75(b)       140.94(b)       297.84

   MFS INVESTORS TRUST SERIES                                       (a)       96.80(a)       136.16(a)       175.95(a)       295.90
                                                                    (b)       26.80(b)        82.16(b)       139.95(b)       295.90

   MFS HIGH INCOME SERIES                                           (a)       96.90(a)       136.45(a)       176.45(a)       296.87
                                                                    (b)       26.90(b)        82.45(b)       140.45(b)       296.87

   MFS RESEARCH SERIES                                              (a)       96.80(a)       136.16(a)       175.95(a)       295.90
                                                                    (b)       26.80(b)        82.16(b)       139.95(b)       295.90

   MFS NEW DISCOVERY SERIES                                         (a)       98.40(a)       140.92(a)       183.84(a)       311.32
                                                                    (b)       28.40(b)        86.92(b)       147.84(b)       311.32

NEW ENGLAND ZENITH FUND

   CAPITAL GUARDIAN US EQUITY SERIES (CLASS B)                      (a)       95.40(a)       131.97(a)       169.00(a)       282.18
                                                                    (b)       25.40(b)        77.97(b)       133.00(b)       282.18

   DAVIS VENTURE VALUE SERIES (CLASS E)                             (a)       95.10(a)       131.07(a)       167.50(a)       279.21
                                                                    (b)       25.10(b)        77.07(b)       131.50(b)       279.21

   HARRIS OAKMARK FOCUSED VALUE SERIES (CLASS B)                    (a)       96.50(a)       135.26(a)       174.47(a)       292.98
                                                                    (b)       26.50(b)        81.26(b)       138.47(b)       292.98

   JENNISON GROWTH SERIES (CLASS B)                                 (a)       95.40(a)       131.97(a)       169.00(a)       282.18
                                                                    (b)       25.40(b)        77.97(b)       133.00(b)       282.18

   MFS INVESTORS TRUST SERIES (CLASS B)                             (a)       96.80(a)       136.16(a)       175.95(a)       295.90
                                                                    (b)       26.80(b)        82.16(b)       139.95(b)       295.90

   MFS TOTAL RETURN SERIES (CLASS B)                                (a)       94.10(a)       128.07(a)       162.50(a)       269.25
                                                                    (b)       24.10(b)        74.07(b)       126.50(b)       269.25

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   PIMCO HIGH YIELD PORTFOLIO                                       (a)       92.80(a)       124.15(a)       155.95(a)       256.13
                                                                    (b)       22.80(b)        70.15(b)       119.95(b)       256.13

   PIMCO LOW DURATION PORTFOLIO                                     (a)       91.69(a)       120.82(a)       150.38(a)       244.89
                                                                    (b)       21.69(b)        66.82(b)       114.38(b)       244.89

   PIMCO STOCKPLUS GROWTH AND INCOME PORTFOLIO                      (a)       91.79(a)       121.12(a)       150.89(a)       245.92
                                                                    (b)       21.79(b)        67.12(b)       114.89(b)       245.92

   PIMCO TOTAL RETURN PORTFOLIO                                     (a)       91.79(a)       121.12(a)       150.89(a)       245.92
                                                                    (b)       21.79(b)        67.12(b)       114.89(b)       245.92

PUTNAM VARIABLE TRUST

   PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES               (a)       92.90(a)       124.45(a)       156.46(a)       257.15
                                                                    (b)       22.90(b)        70.45(b)       120.46(b)       257.15

   PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES            (a)       97.20(a)       137.35(a)       177.93(a)       299.78
                                                                    (b)       27.20(b)        83.35(b)       141.93(b)       299.78

   PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (a)      100.19(a)       146.25(a)       192.63(a)       328.35
                                                                    (b)       30.19(b)        92.25(b)       156.63(b)       328.35

   PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                       (a)       95.70(a)       132.87(a)       170.49(a)       285.14
                                                                    (b)       25.70(b)        78.87(b)       134.49(b)       285.14

   PUTNAM VT VISTA FUND - CLASS IB SHARES                           (a)       94.50(a)       129.27(a)       164.50(a)       273.25
                                                                    (b)       24.50(b)        75.27(b)       128.50(b)       273.25

SCUDDER VARIABLE SERIES I (CLASS B)

   INTERNATIONAL PORTFOLIO                                          (a)       97.80(a)       139.14(a)       180.89(a)       305.57
                                                                    (b)       27.80(b)        85.14(b)       144.89(b)       305.57


CHART 2


                                                                               TIME            TIME            TIME           TIME
                                                                              1 YEAR          3 YEAR          5 YEAR        10 YEAR

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. CAPITAL APPRECIATION FUND (CLASS B)                     (a)      103.77(a)       156.82(a)       209.97(a)       361.43
                                                                    (b)       33.77(b)       102.82(b)       173.97(b)       361.43

   AIM V.I. INTERNATIONAL GROWTH FUND (CLASS B)                     (a)      105.75(a)       162.64(a)       219.46(a)       379.24
                                                                    (b)       35.75(b)       108.64(b)       183.46(b)       379.24

   AIM V.I. PREMIER EQUITY FUND (CLASS B)                           (a)      103.77(a)       156.82(a)       209.97(a)       361.43
                                                                    (b)       33.77(b)       102.82(b)       173.97(b)       361.43

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (CLASS B)

   PREMIER GROWTH PORTFOLIO                                         (a)      105.65(a)       162.35(a)       218.99(a)       378.36
                                                                    (b)       35.65(b)       108.35(b)       182.99(b)       378.36

   ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO               (a)      104.76(a)       159.74(a)       214.72(a)       370.38
                                                                    (b)       34.76(b)       105.74(b)       178.72(b)       370.38

   ALLIANCEBERNSTEIN VALUE PORTFOLIO                                (a)      104.76(a)       159.74(a)       214.72(a)       370.38
                                                                    (b)       34.76(b)       105.74(b)       178.72(b)       370.38

   ALLIANCE BERNSTEIN SMALL CAP VALUE PORTFOLIO                     (a)      104.76(a)       159.74(a)       214.72(a)       370.38
                                                                    (b)       34.76(b)       105.74(b)       178.72(b)       370.38

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   VP INCOME & GROWTH FUND                                          (a)       99.79(a)       145.07(a)       190.68(a)       324.60
                                                                    (b)       29.79(b)        91.07(b)       154.68(b)       324.60

   VP INTERNATIONAL FUND                                            (a)      105.35(a)       161.48(a)       217.57(a)       375.71
                                                                    (b)       35.35(b)       107.48(b)       181.57(b)       375.71

   VP VALUE FUND                                                    (a)      102.48(a)       153.02(a)       203.74(a)       349.63
                                                                    (b)       32.48(b)        99.02(b)       167.74(b)       349.63

DREYFUS STOCK INDEX FUND (SERVICE SHARES)                           (a)       98.49(a)       141.22(a)       184.33(a)       312.28
                                                                    (b)       28.49(b)        87.22(b)       148.33(b)       312.28

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)

   DREYFUS VIF - APPRECIATION PORTFOLIO                             (a)      103.77(a)       156.82(a)       209.97(a)       361.43
                                                                    (b)       33.77(b)       102.82(b)       173.97(b)       361.43

   DREYFUS VIF - DISCIPLINED STOCK PORTFOLIO                        (a)      102.77(a)       153.90(a)       205.18(a)       352.37
                                                                    (b)       32.77(b)        99.90(b)       169.18(b)       352.37

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)

   HIGH INCOME PORTFOLIO                                            (a)      102.57(a)       153.31(a)       204.22(a)       350.55
                                                                    (b)       32.57(b)        99.31(b)       168.22(b)       350.55

   GROWTH PORTFOLIO                                                 (a)      102.03(a)       151.70(a)       201.58(a)       345.51
                                                                    (b)       32.03(b)        97.70(b)       165.58(b)       345.51

   EQUITY-INCOME PORTFOLIO                                          (a)      101.18(a)       149.20(a)       197.48(a)       337.67
                                                                    (b)       31.18(b)        95.20(b)       161.48(b)       337.67

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 2 SHARES

   FRANKLIN SMALL CAP FUND                                          (a)      102.87(a)       154.19(a)       205.66(a)       353.28
                                                                    (b)       32.87(b)       100.19(b)       169.66(b)       353.28

   FRANKLIN LARGE CAP GROWTH SECURITIES FUND                        (a)      103.07(a)       154.77(a)       206.62(a)       355.10
                                                                    (b)       33.07(b)       100.77(b)       170.62(b)       355.10

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND                     (a)      110.88(a)       177.62(a)       243.68(a)       423.77
                                                                    (b)       40.88(b)       123.62(b)       207.68(b)       423.77

   TEMPLETON FOREIGN SECURITIES FUND                                (a)      104.26(a)       158.28(a)       212.35(a)       365.92
                                                                    (b)       34.26(b)       104.28(b)       176.35(b)       365.92

   MUTUAL SHARES SECURITIES FUND                                    (a)      103.17(a)       155.07(a)       207.10(a)       356.00
                                                                    (b)       33.17(b)       101.07(b)       171.10(b)       356.00

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO VIF - DYNAMIC FUND                                       (a)      103.57(a)       156.24(a)       209.01(a)       359.62
                                                                    (b)       33.57(b)       102.24(b)       173.01(b)       359.62

MET INVESTORS SERIES TRUST (CLASS B)

   MET/AIM MID CAP CORE EQUITY PORTFOLIO                            (a)      104.26(a)       158.28(a)       212.35(a)       365.92
                                                                    (b)       34.26(b)       104.28(b)       176.35(b)       365.92

   MET/AIM SMALL CAP GROWTH PORTFOLIO                               (a)      105.75(a)       162.64(a)       219.46(a)       379.24
                                                                    (b)       35.75(b)       108.64(b)       183.46(b)       379.24

   JANUS AGGRESSIVE GROWTH PORTFOLIO                                (a)      103.77(a)       156.82(a)       209.97(a)       361.43
                                                                    (b)       33.77(b)       102.82(b)       173.97(b)       361.43

   J.P. MORGAN ENHANCED INDEX PORTFOLIO                             (a)      101.78(a)       150.96(a)       200.37(a)       343.21
                                                                    (b)       31.78(b)        96.96(b)       164.37(b)       343.21

   J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO                       (a)      105.75(a)       162.64(a)       219.46(a)       379.24
                                                                    (b)       35.75(b)       108.64(b)       183.46(b)       379.24

   J.P. MORGAN QUALITY BOND PORTFOLIO                               (a)      101.28(a)       149.49(a)       197.96(a)       338.60
                                                                    (b)       31.28(b)        95.49(b)       161.96(b)       338.60

   J.P. MORGAN SELECT EQUITY PORTFOLIO                              (a)      102.57(a)       153.31(a)       204.22(a)       350.55
                                                                    (b)       32.57(b)        99.31(b)       168.22(b)       350.55

   J.P. MORGAN SMALL CAP STOCK PORTFOLIO                            (a)      106.74(a)       165.54(a)       224.17(a)       388.00
                                                                    (b)       36.74(b)       111.54(b)       188.17(b)       388.00

   LORD ABBETT BOND DEBENTURE PORTFOLIO                             (a)      102.28(a)       152.43(a)       202.78(a)       347.81
                                                                    (b)       32.28(b)        98.43(b)       166.78(b)       347.81

   LORD ABBETT DEVELOPING GROWTH PORTFOLIO                          (a)      104.76(a)       159.74(a)       214.72(a)       370.38
                                                                    (b)       34.76(b)       105.74(b)       178.72(b)       370.38

   LORD ABBETT GROWTH AND INCOME PORTFOLIO                          (a)      101.68(a)       150.67(a)       199.89(a)       342.29
                                                                    (b)       31.68(b)        96.67(b)       163.89(b)       342.29

   LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO                       (a)      103.77(a)       156.82(a)       209.97(a)       361.43
                                                                    (b)       33.77(b)       102.82(b)       173.97(b)       361.43

   LORD ABBETT MID-CAP VALUE PORTFOLIO                              (a)      104.26(a)       158.28(a)       212.35(a)       365.92
                                                                    (b)       34.26(b)       104.28(b)       176.35(b)       365.92

   MFS RESEARCH INTERNATIONAL PORTFOLIO                             (a)      105.25(a)       161.19(a)       217.09(a)       374.82
                                                                    (b)       35.25(b)       107.19(b)       181.09(b)       374.82

   MFS MID CAP GROWTH PORTFOLIO                                     (a)      103.27(a)       155.36(a)       207.58(a)       356.91
                                                                    (b)       33.27(b)       101.36(b)       171.58(b)       356.91

   OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       (a)      102.77(a)       153.90(a)       205.18(a)       352.37
                                                                    (b)       32.77(b)        99.90(b)       169.18(b)       352.37

   PIMCO INNOVATION PORTFOLIO                                       (a)      106.24(a)       164.09(a)       221.81(a)       383.63
                                                                    (b)       36.24(b)       110.09(b)       185.81(b)       383.63

   PIMCO TOTAL RETURN PORTFOLIO                                     (a)      101.78(a)       150.96(a)       200.37(a)       343.21
                                                                    (b)       31.78(b)        96.96(b)       164.37(b)       343.21

   PIMCO MONEY MARKET PORTFOLIO                                     (a)      100.29(a)       146.54(a)       193.11(a)       329.29
                                                                    (b)       30.29(b)        92.54(b)       157.11(b)       329.29

   MET/PUTNAM RESEARCH PORTFOLIO                                    (a)      103.77(a)       156.82(a)       209.97(a)       361.43
                                                                    (b)       33.77(b)       102.82(b)       173.97(b)       361.43

   STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO       (a)      106.24(a)       164.09(a)       221.81(a)       383.63
                                                                    (b)       36.24(b)       110.09(b)       185.81(b)       383.63

   THIRD AVENUE SMALL CAP VALUE PORTFOLIO                           (a)      104.76(a)       159.74(a)       214.72(a)       370.38
                                                                    (b)       34.76(b)       105.74(b)       178.72(b)       370.38

METROPOLITAN SERIES FUND, INC. (CLASS B)

   METLIFE STOCK INDEX PORTFOLIO                                    (a)       98.40(a)       140.92(a)       183.84(a)       311.32
                                                                    (b)       28.40(b)        86.92(b)       147.84(b)       311.32

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)

   MFS EMERGING GROWTH SERIES                                       (a)      103.96(a)       157.41(a)       210.92(a)       363.23
                                                                    (b)       33.96(b)       103.41(b)       174.92(b)       363.23

   MFS STRATEGIC INCOME SERIES                                      (a)      104.46(a)       158.86(a)       213.30(a)       367.71
                                                                    (b)       34.46(b)       104.86(b)       177.30(b)       367.71

   MFS INVESTORS TRUST SERIES                                       (a)      104.26(a)       158.28(a)       212.35(a)       365.92
                                                                    (b)       34.26(b)       104.28(b)       176.35(b)       365.92

   MFS HIGH INCOME SERIES                                           (a)      104.36(a)       158.57(a)       212.82(a)       366.81
                                                                    (b)       34.36(b)       104.57(b)       176.82(b)       366.81

   MFS RESEARCH SERIES                                              (a)      104.26(a)       158.28(a)       212.35(a)       365.92
                                                                    (b)       34.26(b)       104.28(b)       176.35(b)       365.92

   MFS NEW DISCOVERY SERIES                                         (a)      105.85(a)       162.93(a)       219.93(a)       380.12
                                                                    (b)       35.85(b)       108.93(b)       183.93(b)       380.12

NEW ENGLAND ZENITH FUND

   CAPITAL GUARDIAN US EQUITY SERIES (CLASS B)                      (a)      102.87(a)       154.19(a)       205.66(a)       353.28
                                                                    (b)       32.87(b)       100.19(b)       169.66(b)       353.28

   DAVIS VENTURE VALUE SERIES (CLASS E)                             (a)      102.57(a)       153.31(a)       204.22(a)       350.55
                                                                    (b)       32.57(b)        99.31(b)       168.22(b)       350.55

   HARRIS OAKMARK FOCUSED VALUE SERIES (CLASS B)                    (a)      103.96(a)       157.41(a)       210.92(a)       363.23
                                                                    (b)       33.96(b)       103.41(b)       174.92(b)       363.23

   JENNISON GROWTH SERIES (CLASS B)                                 (a)      102.87(a)       154.19(a)       205.66(a)       353.28
                                                                    (b)       32.87(b)       100.19(b)       169.66(b)       353.28

   MFS INVESTORS TRUST SERIES (CLASS B)                             (a)      104.26(a)       158.28(a)       212.35(a)       365.92
                                                                    (b)       34.26(b)       104.28(b)       176.35(b)       365.92

   MFS TOTAL RETURN SERIES (CLASS B)                                (a)      101.58(a)       150.37(a)       199.41(a)       341.37
                                                                    (b)       31.58(b)        96.37(b)       163.41(b)       341.37

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


   PIMCO HIGH YIELD PORTFOLIO                                       (a)      100.29(a)       146.54(a)       193.11(a)       329.29
                                                                    (b)       30.29(b)        92.54(b)       157.11(b)       329.29

   PIMCO LOW DURATION PORTFOLIO                                     (a)       99.19(a)       143.29(a)       187.75(a)       318.93
                                                                    (b)       29.19(b)        89.29(b)       151.75(b)       318.93

   PIMCO STOCKPLUS GROWTH AND INCOME PORTFOLIO                      (a)       99.29(a)       143.59(a)       188.24(a)       319.88
                                                                    (b)       29.29(b)        89.59(b)       152.24(b)       319.88

   PIMCO TOTAL RETURN PORTFOLIO                                     (a)       99.29(a)       143.59(a)       188.24(a)       319.88
                                                                    (b)       29.29(b)        89.59(b)       152.24(b)       319.88

PUTNAM VARIABLE TRUST

   PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES               (a)      100.39(a)       146.84(a)       193.60(a)       330.23
                                                                    (b)       30.39(b)        92.84(b)       157.60(b)       330.23

   PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES            (a)      104.66(a)       159.45(a)       214.25(a)       369.49
                                                                    (b)       34.66(b)       105.45(b)       178.25(b)       369.49

   PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (a)      107.63(a)       168.14(a)       228.38(a)       395.81
                                                                    (b)       37.63(b)       114.14(b)       192.38(b)       395.81

   PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                       (a)      103.17(a)       155.07(a)       207.10(a)       356.00
                                                                    (b)       33.17(b)       101.07(b)       171.10(b)       356.00

   PUTNAM VT VISTA FUND - CLASS IB SHARES                           (a)      101.98(a)       151.55(a)       201.34(a)       345.05
                                                                    (b)       31.98(b)        97.55(b)       165.34(b)       345.05

SCUDDER VARIABLE SERIES I (CLASS B)

   INTERNATIONAL PORTFOLIO                                          (a)      105.25(a)       161.19(a)       217.09(a)       374.82
                                                                    (b)       35.25(b)       107.19(b)       181.09(b)       374.82

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")


2.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

We may terminate your contract by paying you the account value, in one sum, if prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


3.  INVESTMENT OPTIONS

The contract offers 67 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX B WHICH CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.


AIM VARIABLE INSURANCE FUNDS (Series 2)
---------------------------------------

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

    o    AIM V.I. Capital Appreciation Fund
    o    AIM V.I. International Growth Fund
    o    AIM V.I. Premier Equity Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------

Alliance Variable Products Series Fund, Inc. is a registered open-end management investment company with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

    o    Premier Growth Portfolio (Class B)
    o    AllianceBernstein Real Estate Investment Portfolio (Class B)
    o    AllianceBernstein Value Portfolio (Class B)
    o    AllianceBernstein Small Cap Value Portfolio (Class B)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

    o    VP Income & Growth Fund
    o    VP International Fund
    o    VP Value Fund

DREYFUS STOCK INDEX FUND (Service Shares)
-----------------------------------------

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (Service Shares)
-------------------------------------------------

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

    o    Dreyfus VIF - Appreciation Portfolio
    o    Dreyfus VIF - Disciplined Stock Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Service Class 2 Shares)
------------------------------------------------------------------

Fidelity Variable Insurance Products Fund is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

    o    High Income Portfolio
    o    Growth Portfolio
    o    Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2)
--------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund and the Franklin Large Cap Growth Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

    o    Franklin Small Cap Fund
    o    Franklin Large Cap Growth Securities Fund
    o    Templeton Developing Markets Securities Fund
    o    Templeton Foreign Securities Fund
    o    Mutual Shares Securities Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

    o    INVESCO VIF - Dynamics Fund

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

    o    Met/AIM Mid Cap Core Equity Portfolio
    o    Met/AIM Small Cap Growth Portfolio
    o    Janus Aggressive Growth Portfolio
    o    J.P. Morgan Enhanced Index Portfolio
    o    J.P. Morgan International Equity Portfolio
    o    J.P. Morgan Quality Bond Portfolio
    o    J.P. Morgan Select Equity Portfolio
    o    J.P. Morgan Small Cap Stock Portfolio
    o    Lord Abbett Bond Debenture Portfolio
    o    Lord Abbett Developing Growth Portfolio
    o    Lord Abbett Growth and Income Portfolio
    o    Lord Abbett Growth Opportunities Portfolio
    o    Lord Abbett Mid-Cap Value Portfolio
    o    MFS Research International Portfolio
    o    MFS Mid Cap Growth Portfolio
    o    Oppenheimer Capital Appreciation Portfolio
    o    PIMCO Innovation Portfolio
    o    PIMCO Total Return Portfolio
    o    PIMCO Money Market Portfolio
    o    Met/Putnam Research Portfolio
    o    State Street Research Concentrated International Portfolio
    o    Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)
----------------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

    o    MetLife Stock Index Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)
--------------------------------------------

MFS Variable Insurance Trust is a trust with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

    o    MFS Emerging Growth Series
    o    MFS Investors Trust Series
    o    MFS High Income Series
    o    MFS Research Series
    o    MFS New Discovery Series
    o    MFS Strategic Income Series

NEW ENGLAND ZENITH FUND
-----------------------

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

    o    Capital Guardian U.S. Equity Series (Class B)
    o    Davis Venture Value Series (Class E)
    o    Harris Oakmark Focused Value Series (Class B)
    o    Jennison Growth Series (Class B)
    o    MFS Investors Trust Series (Class B)
    o    MFS Total Return Series (Class B)

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)
-----------------------------------------------------

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

    o    PIMCO High Yield Portfolio
    o    PIMCO Low Duration Portfolio
    o    PIMCO StocksPLUS Growth and Income Portfolio
    o    PIMCO Total Return Portfolio

PUTNAM VARIABLE TRUST (Class B):
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

    o    Putnam VT Growth and Income Fund - Class IB Shares
    o    Putnam VT International Growth Fund - Class IB Shares
    o    Putnam VT International New Opportunities Fund - Class IB Shares
    o    Putnam VT New Value Fund - Class IB Shares
    o    Putnam VT Vista Fund - Class IB Shares

SCUDDER VARIABLE SERIES I (Class B) (formerly, Scudder Variable Life Investment
-------------------------------------------------------------------------------
Fund)
-----

Scudder Variable Series I is a mutual fund with multiple portfolios. Deutsche Investments Management Americas, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

    o    International Portfolio

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See The Annuity Contract - Market Timing.) We are not currently charging a transfer fee but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

o During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

         > The requirement of a minimum time period between each transfer;

         > Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

         > Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

         > Requiring that a written transfer request be provided to us, signed by an owner.

o During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

o For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

         > The credited interest rate is equal to the guaranteed minimum rate; or

         > Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

         > A transfer was made out of the fixed account within the previous 180 days.

o During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.       STANDARD DOLLAR COST AVERAGING (DCA)

         This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or a money market investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2.       ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

         The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

         You can make subsequent purchase payments while you have an active EDCA account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens we create "buckets" within your EDCA account.

         o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

         o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

         o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program.

RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.15% of the average daily net asset value of each investment portfolio. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to .25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Compounded-Plus Death Benefit                                    .15%
         Additional Death Benefit - Earnings Preservation Benefit         .25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit - Living Benefit rider which you can select when you purchase the contract. If you select the Living Benefit rider, we will assess a charge during the accumulation phase equal to .35% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit - Living Benefit Rider" for a discussion of how the income base is determined) at the time the rider charge is assessed. The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The Living Benefit rider charge is deducted prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.       The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                            Withdrawal Charge
Number of Complete Years                                    (% of Purchase
from Receipt of Purchase Payment                            Payment)
--------------------------------                            --------
0                                                              7
1                                                              6
2                                                              6
3                                                              5
4                                                              4
5                                                              3
6                                                              2
7 and thereafter                                               0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE:  For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 4%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for transfers greater than 12 in any year. We are currently waiving the transfer fee but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.


5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o        fixed account,
o        the available investment portfolio(s), or
o        a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment rate (AIR) (you select) used in the annuity table for the contract, and

3)       the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the assumed investment return
(AIR), which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status - Qualified Plans." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law (See "Federal Income Tax Status - Qualified Plans)." Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT

At the time you buy the contract, you can elect the guaranteed minimum income benefit (Living Benefit) rider. This benefit may not be available in your state.

The Living Benefit guarantees you a minimum (floor) of fixed income once you begin to receive annuity payments. This floor of fixed income results from annuitizing the Living Income Base (described below) at the Living Benefit annuity purchase rates. You always retain the right to receive annuity payments at any time under the terms of the base annuity contract at the current rates, which may be more favorable than the Living Benefit annuity purchase rates. Upon the exercise of the Living Benefit, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the Guaranteed Minimum Income Benefit annuity table as described in the guaranteed minimum income benefit (Living Benefit) rider; or

o the annuity payment determined by applying the adjusted account values (adjusted account value equals the account value less any applicable premium taxes and other taxes and less the prorata account fee) to the then current fixed annuity purchase rates found in your contract (for the same annuity option).

When you elect to receive annuity payments under the Living Benefit, you have your choice of two annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

You can only elect the Living Benefit when you purchase the contract and you are under age 75.

EXAMPLE OF LIVING BENEFIT:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the Living Benefit for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE LIVING BENEFIT:

o You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

o You must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE LIVING BENEFIT RIDER:

The Living Benefit rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the Living Benefit rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason.

When the Living Benefit rider terminates, the corresponding Living Benefit rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

         On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the annual increase amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the Living Benefit payment and charges for the Living Benefit rider.

While the Living Benefit rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and Living Benefit payment. If joint owners are named, the age of the oldest will be used to determine the income base.

The election of the Living Benefit may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.


6.  FEDERAL INCOME TAX STATUS

INTRODUCTION

The following discussion is a general discussion of Federal income tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, qualified contracts are contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs, as described below. The following discussion assumes that a qualified contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

1.       Plans qualified under Section 401(a) of the Code ("Qualified Plans")

2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under
         Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

You should consult a qualified tax or other advisor as to the suitability of a contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the contract is not intended for use with TSA Plans where periodic payments (other than rollover amounts) are made or that are subject to ERISA. We will not provide all the administrative support appropriate for such plans. Accordingly, the contract should NOT be purchased for use with such plans.

A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

In the case of certain IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain contract provisions described in this prospectus. Refer to the contracts and any endorsements for more complete information.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Separate Account are automatically applied to increase reserves under the contracts. Under existing Federal income tax law, we believe that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts. Accordingly, we do not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

We believe that the contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a contract's account value will not be taxable until amounts are received from the contract, either in the form of annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the contract must meet the following Code requirements:

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to non-qualified contracts, the investments of the investment options must be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under Federal tax law. The Separate Account, through the investment options, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the investment option's assets may be invested.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the owner's gross income. The IRS has stated in published rulings that an owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, an owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any 0wner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or annuity payments under the annuity option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of a non-qualified contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

INVESTMENT IN THE CONTRACT. The "investment in the contract" generally equals the amount of any nondeductible purchase payments paid by or on behalf of any individual. For a contract issued in connection with a qualified contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a qualified contract.

WITHDRAWALS. In the case of a withdrawal under a qualified contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

With respect to non-qualified contracts, partial withdrawals, including Systematic Withdrawals, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full withdrawals are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

ANNUITY PAYMENTS. Although the tax consequences may vary depending on the annuity payment elected under the contract, in general, only the portion of the annuity payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a non-qualified contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of death or disability of an owner; or (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary." Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or (b) before the taxpayer reaches age 59-1/2.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the contract because of the death of an owner (or annuitant if the owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal as described above, (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or (3) if distributed in a manner similar to required minimum distributions from qualified contracts, they would generally be taxed in the same manner as partial withdrawals, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND MATURITY DATES. A transfer of ownership of a contract, the designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain annuity dates, the exchange of a contract, or the receipt of a contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.

SEPARATE ACCOUNT CHARGES. It is possible that the IRS may take a position that charges for certain optional benefits (e.g., any enhanced death benefit rider, including the Earnings Preservation Benefit rider) are deemed to be taxable distributions to you. Consult your tax adviser prior to selecting any optional benefit under the contract.

QUALIFIED CONTRACTS

The contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. owners are responsible for determining that contributions, distributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract under applicable Federal and state tax laws and ERISA.

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provisions (including the Earnings Preservation Benefit rider) in the contract comports with IRA qualification requirements. The Code provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance. The contract offers death benefits that may exceed the greater of purchase payments or account value. If these death benefits are determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including a Roth IRA). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

(i)      PLAN CONTRIBUTION LIMITS

Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the contract in any contract year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the annuitants for whom the contracts are purchased. The contributions to the contract and any increase in account value attributable to such contributions generally are not subject to taxation until payments from the contract are made to the annuitant or his/her beneficiaries.

TSA PLANS

Purchase payments attributable to TSA Plans are not includible within the annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations, you should obtain a copy of IRS Publication 571 on TSA PROGRAMS
FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX EXEMPT ORGANIZATIONS. Any purchase payments attributable to permissible contributions under Section 403(b) of the Code (and earnings thereon) are not taxable to the annuitant until amounts are distributed from the contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

The contract includes death benefits that in some cases may exceed the greater of the Purchase Payments or the account value. The death benefit you select could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). [We do not allow 403(b) s except for rollovers]

IRAS, SEPS, SARSEPS AND SIMPLE IRAS

The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2 . The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, the deductions are phased out and eventually eliminated depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching or non-elective contribution to a SIMPLE IRA for the employee, unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 590 on INDIVIDUAL RETIREMENT ACCOUNTS. For more information concerning contributions to SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 560 on RETIREMENT PLANS FOR SMALL BUSINESS. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from an eligible employer plan.

ROTH IRAS

Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of a specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is the specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount, can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

QUALIFIED PLANS

Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

The contract includes death benefits that in some cases may exceed the greater of the purchase payments or the account value. The death benefit you select could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

(ii)     DISTRIBUTIONS FROM THE CONTRACT

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental 457(b) Plan or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

Payments made from the contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or SIMPLE IRA are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in withdrawal of all or part of the account value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59-1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (1) to distributions of excess contributions or deferrals; (2) to distributions made on account of the Annuitant's death, retirement, or disability or early retirement at or after age 55; (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary;" or (4) when distribution is made pursuant to a qualified domestic relations order. Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place
(a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or (b) before the taxpayer reaches age 59-1/2. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified situations. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Except under a Roth IRA, if the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the beneficiary. If the annuitant's spouse is the beneficiary, distributions need not begin until the annuitant would have reached age 70 1/2 . If the annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

For TSA Plans, elective contributions to the contract made after December 31, 1988 and any increases in account value after that date may not be distributed prior to attaining age 59-1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the account value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under Section 403(b) of the Code may apply.

For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.

Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs, SARSEPs and SIMPLE IRAs), Qualified Plans and TSA Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each contract owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

GENERAL

At the time the initial purchase payment is paid, a prospective purchase must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial premium is derived from an exchange or withdrawal of another annuity contract, we may require that the prospective purchaser provide information with regard to the Federal income tax status of the previous annuity contract. We will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment stated above. Additional purchase payments under a contract must qualify for the same Federal income tax treatment as the initial purchase payment under the contract; we will not accept an additional purchase payment under a contract if the Federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.


7.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)      by making a withdrawal (either a partial or a complete withdrawal);
(2)      by electing to receive annuity payments; or
(3)      when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes (See Federal Income Tax Status - Taxation of Annuities" and "Federal Income Tax Status - Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs."

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o        less any applicable withdrawal charge,
o        less any premium or other tax,
o        less any account fee, and
o        less any applicable prorata Living Benefit rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA Plans. For a more complete explanation see "Federal Income Tax Status."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

(1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)      trading on the New York Stock Exchange is restricted;

(3) an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

(4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


8.  PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and Living Benefit rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, Living Benefit rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit - Living Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

9.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. The Annual Step-Up is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability).

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)      the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)      the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)      the account value; or
(2)      the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)      is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage

                     Issue Age                    Percentage
                     ---------                    ----------

                  Ages 69 or younger                 40%
                  Ages 70-79                         25%
                  Ages 80 and above                   0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name. If continued, the account value will be adjusted to equal the death benefit. (See the provisions above for the specifics on spousal continuation of a contract.)

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status - Qualified Plans"

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.


10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 6.5% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to .40% of account value (less purchase payments received within the previous 12 months). Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

     Requests for service may be made:

     o        Through your registered representative
     o By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday.
     o        In writing to our Annuity Service Center or
     o        By fax at (515) 457-4400

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transaction capability to contract owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Financial Statements

                                   APPENDIX A



                         CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.



CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.40% on an annual basis)


                                                      Period Ended
                                                        12/31/01
--------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period  01/01/01                   14.746962
     End of Period                                   11.183281
     Number of Accum. Units Outstanding              3737753.9281

AIM V.I. International Growth Sub-Account (formerly AIM V.I. International Equity sub-account)
     Beginning of Period  01/01/01                   12.636353
     End of Period                                   9.553604
     Number of Accum. Units Outstanding              664625.8199

AIM V.I. Premier Equity Sub-Account (formerly AIM V.I. Value sub-account)
     Beginning of Period  01/01/01                   14.080792
     End of Period                                   12.153563
     Number of Accum. Units Outstanding              6321722.1292

Alliance Variable Products Series
Fund, Inc. (Class B):

Premier Growth Sub-Account
     Beginning of Period  04/10/01                   13.360301
     End of Period                                   12.767316
     Number of Accum. Units Outstanding              470072.5692

AllianceBernstein Real Estate
 Investment Sub-Account
     Beginning of Period  04/24/01                   9.045983
     End of Period                                   10.192752
     Number of Accum. Units Outstanding              204885.1247

AllianceBernstein Value Sub-Account
     Beginning of Period  05/01/01                   10.000000
     End of Period                                   9.976213
     Number of Accum. Units Outstanding              13022.8241

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period  05/01/01                   10.000000
     End of Period                                   11.095691
     Number of Accum. Units Outstanding              3329.2222

American Century Variable Portfolios, Inc.:

VP Income & Growth Sub-Account
     Beginning of Period  01/01/01                   9.096785
     End of Period                                   8.223442
     Number of Accum. Units Outstanding              2575460.0844

VP International Sub-Account
     Beginning of Period  01/01/01                   10.265271
     End of Period                                   7.187549
     Number of Accum. Units Outstanding              78823.1006

VP Value Sub-Account
     Beginning of Period  01/01/01                   11.163438
     End of Period                                   12.429283
     Number of Accum. Units Outstanding              899400.7331

Dreyfus Stock Index Fund (Service
Shares) Sub-Account
     Beginning of Period  04/10/01                   8.158267
     End of Period                                   7.968599
     Number of Accum. Units Outstanding              32651.1748

Dreyfus Variable Investment Fund
(Service Shares):

Appreciation Sub-Account
     Beginning of Period  04/10/01                   8.945879
     End of Period                                   8.832633
     Number of Accum. Units Outstanding              254256.3486

Disciplined Stock Sub-Account
     Beginning of Period  04/10/01                   8.119154
     End of Period                                   7.869049
     Number of Accum. Units Outstanding              9405.1906

Fidelity Variable Insurance Products
Fund (Service Class 2):

High Income Sub-Account
     Beginning of Period  04/26/01                   10.000000
     End of Period                                   9.025089
     Number of Accum. Units Outstanding              3192.8283

Growth Sub-Account
     Beginning of Period  04/26/01                   14.011787
     End of Period                                   12.611329
     Number of Accum. Units Outstanding              29837.9572

Equity-Income Sub-Account
     Beginning of Period  04/26/01                   11.741897
     End of Period                                   11.141971
     Number of Accum. Units Outstanding              22278.9642

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:

Templeton International Foreign Securities (formerly Templeton International Securities sub-account) Sub-Account
     Beginning of Period  04/02/01                   9.492602
     End of Period                                   8.918168
     Number of Accum. Units Outstanding              124344.3071

Franklin Small Cap Sub-Account
     Beginning of Period  04/0201                    11.207439
     End of Period                                   12.198150
     Number of Accum. Units Outstanding              68610.0538

Templeton Global Income
Securities Sub-Account
     Beginning of Period  04/02/01                   9.755873
     End of Period                                   10.144355
     Number of Accum. Units Outstanding              10630.6752

Templeton Growth Securities
Sub-Account
     Beginning of Period 04/02/01                    12.599543
     End of Period                                   12.947524
     Number of Accum. Units Outstanding              38125.0350

Franklin Large Cap Growth
Securities Sub-Account
     Beginning of Period  04/02/01                   13.874050
     End of Period                                   13.305369
     Number of Accum. Units Outstanding              115925.2441

Templeton Developing Markets
Securities Sub-Account
     Beginning of Period  04/10/01                   6.977784
     End of Period                                   6.977321
     Number of Accum. Units Outstanding              211020.5218

Mutual Shares Securities Sub-Account
     Beginning of Period  04/12/01                   11.957464
     End of Period                                   12.232460
     Number of Accum. Units Outstanding              244139.7749

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period  01/01/01                   10.595514
     End of Period                                   7.201833
     Number of Accum. Units Outstanding              1301751.6650

INVESCO VIF - High Yield Sub-Account
     Beginning of Period  01/01/01                   8.811079
     End of Period                                   7.395337
     Number of Accum. Units Outstanding              468387.8616

Liberty Variable Investment Trust:

Newport Tiger Fund, Variable Series
(Class A) Sub-Account
     Beginning of Period  01/01/01                   12.719406
     End of Period                                   10.298309
     Number of Accum. Units Outstanding              76277.2694

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period  02/12/01                   10.000000
     End of Period                                   7.308054
     Number of Accum. Units Outstanding              0.0000

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period  04/02/01                   17.111181
     End of Period                                   17.140791
     Number of Accum. Units Outstanding              82635.2154

J.P. Morgan International Equity Sub-Account
     Beginning of Period  04/02/01                   11.366251
     End of Period                                   10.512950
     Number of Accum. Units Outstanding              55985.1519

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period  04/02/01                   13.042663
     End of Period                                   13.402074
     Number of Accum. Units Outstanding              227671.1262

J.P. Morgan Select Equity Sub-Account
     Beginning of Period  04/02/01                   14.909620
     End of Period                                   15.718285
     Number of Accum. Units Outstanding              179467.1331

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period  04/02/01                   13.031953
     End of Period                                   14.261437
     Number of Accum. Units Outstanding              15156.0355

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period  4/2/2001                   13.960333
     End of Period                                   13.978494
     Number of Accum. Units Outstanding              427018.4732

Lord Abbett Developing Growth Sub-Account
     Beginning of Period  04/02/01                   9.170160
     End of Period                                   10.607266
     Number of Accum. Units Outstanding              100477.5549

Lord Abbett Growth and Income Sub-Account
     Beginning of Period  4/2/2001                   39.912615
     End of Period                                   41.392944
     Number of Accum. Units Outstanding              684910.9575

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period  02/12/01                   10.000000
     End of Period                                   8.819461
     Number of Accum. Units Outstanding              259338.4711

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period  04/02/01                   15.845706
     End of Period                                   17.457790
     Number of Accum. Units Outstanding              428822.3630

MFS Research International Sub-Account
     Beginning of Period  2/12/2001                  10.000000
     End of Period                                   8.381159
     Number of Accum. Units Outstanding              1887.7385

MFS Mid Cap Growth Sub-Account
     Beginning of Period  02/12/01                   10.000000
     End of Period                                   8.236645
     Number of Accum. Units Outstanding              2332.3926

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period  2/12/2001                  10.000000
     End of Period                                   8.466912
     Number of Accum. Units Outstanding              5386.7401

PIMCO Innovation Sub-Account
     Beginning of Period  2/12/2001                  10.000000
     End of Period                                   6.093409
     Number of Accum. Units Outstanding              1196.5909

PIMCO Total Return Sub-Account
     Beginning of Period  2/12/2001                  10.000000
     End of Period                                   10.536235
     Number of Accum. Units Outstanding              4033.6868

PIMCO Money Market Sub-Account
     Beginning of Period  2/12/2001                  10.000000
     End of Period                                   10.154282
     Number of Accum. Units Outstanding              279466.3573

Met/AIM Mid Cap Core Equity Sub-Account (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   10.991234
     Number of Accum. Units Outstanding              97.4006

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   11.852311
     Number of Accum. Units Outstanding              91.7956

Met/Putnam Research Sub-Account
     Beginning of Period  2/12/2001                  10.000000
     End of Period                                   8.065922
     Number of Accum. Units Outstanding              464.1758

State Street Research Concentrated
International Sub-Account
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   10.935611
     Number of Accum. Units Outstanding              0.0000

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   10.849814
     Number of Accum. Units Outstanding              0.0000

MFS Variable Insurance Trust (Service Class):

MFS Emerging Growth Sub-Account
     Beginning of Period  04/10/01                   13.158597
     End of Period                                   11.968714
     Number of Accum. Units Outstanding              15399.1853

MFS Strategic Income Sub-Account (formerly known as MFS (R) Global Governments Sub-Account)
     Beginning of Period  04/10/01                   10.665345
     End of Period                                   10.940184
     Number of Accum. Units Outstanding              495.2186

MFS Investors Trust Sub-Account
     Beginning of Period  04/10/01                   11.029498
     End of Period                                   10.343215
     Number of Accum. Units Outstanding              375683.8983

MFS High Income Sub-Account
     Beginning of Period  04/10/01                   9.733531
     End of Period                                   9.539603
     Number of Accum. Units Outstanding              122703.2376

MFS Research Sub-Account
     Beginning of Period  04/10/01                   11.749005
     End of Period                                   10.837961
     Number of Accum. Units Outstanding              22977.1182

MFS New Discovery Sub-Account
     Beginning of Period  04/10/01                   7.390419
     End of Period                                   8.041413
     Number of Accum. Units Outstanding              339261.6011

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period  4/2/2001                   10.197594
     End of Period                                   10.156586
     Number of Accum. Units Outstanding              7438.0713

Harris Oakmark Focused Value Sub-Account (Class B) (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period  4/2/2001                   10.164480
     End of Period                                   11.947753
     Number of Accum. Units Outstanding              3491.9762

PIMCO Variable Insurance Trust:

PIMCO High Yield Sub-Account
     Beginning of Period  01/01/01                   9.854942
     End of Period                                   9.953420
     Number of Accum. Units Outstanding              23684.7972

PIMCO Low Duration Sub-Account
     Beginning of Period  01/01/01                   10.618205
     End of Period                                   11.348021
     Number of Accum. Units Outstanding              114542.9515


PIMCO StocksPLUS Growth and Income
Sub-Account
     Beginning of Period  01/01/01                   9.198094
     End of Period                                   8.109327
     Number of Accum. Units Outstanding              51663.2951

PIMCO Total Return
     Beginning of Period  01/01/01                   10.738661
     End of Period                                   11.492649
     Number of Accum. Units Outstanding              1361826.9251

Putnam Variable Trust, Class IB Shares:

Putnam VT Growth and Income Sub-Account
     Beginning of Period  04/10/01                   11.579412
     End of Period                                   11.222898
     Number of Accum. Units Outstanding              50584.1475

Putnam VT International Growth Sub-Account
     Beginning of Period  04/10/01                   14.406299
     End of Period                                   12.931708
     Number of Accum. Units Outstanding              300519.6759

Putnam VT International New
Opportunities Sub-Account
     Beginning of Period  04/10/01                   10.870934
     End of Period                                   9.723656
     Number of Accum. Units Outstanding              4071.3135

Putnam VT New Value Sub-Account
     Beginning of Period  04/10/01                   12.663647
     End of Period                                   12.763839
     Number of Accum. Units Outstanding              10588.7882

Putnam VT Vista Sub-Account
     Beginning of Period  04/10/01                   11.886743
     End of Period                                   11.036442
     Number of Accum. Units Outstanding              16535.1152

Scudder Variable Series I (Class B):

International Sub-Account
     Beginning of Period  04/10/01                   7.574525
     End of Period                                   6.129472
     Number of Accum. Units Outstanding              166195.8488

Scudder Variable Series II:

Scudder Government Securities Sub-Account
     Beginning of Period  01/01/01                   11.466982
     End of Period                                   12.242645
     Number of Accum. Units Outstanding              227713.8979

Scudder Small Cap Growth Sub-Account
     Beginning of Period  01/01/01                   13.641703
     End of Period                                   9.581495
     Number of Accum. Units Outstanding              262419.0479

SVS Dreman Small Cap Value Sub-Account (formerly Scudder Small Cap Value sub-account)
     Beginning of Period  01/01/01                   9.104133
     End of Period                                   10.580230
     Number of Accum. Units Outstanding              524101.3734

Goldman Sachs Insurance Funds:

Goldman Sachs Growth & Income Sub-Account
     Beginning of Period  01/01/01                   9.680632
     End of Period                                   8.656980
     Number of Accum. Units Outstanding              687415.6274

Goldman Sachs Int'l Equity Sub-Account
     Beginning of Period  01/01/01                   12.693239
     End of Period                                   9.740698
     Number of Accum. Units Outstanding              272431.4752

Goldman Sachs Global Income Sub-Account
     Beginning of Period  01/01/01                   11.317860
     End of Period                                   11.732665
     Number of Accum. Units Outstanding              128180.2900

Goldman Sachs Internet Tollkpr Sub-Account
     Beginning of Period  01/01/01                   6.512676
     End of Period                                   4.259904
     Number of Accum. Units Outstanding              224343.7457

CHART 2 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.80% on an annual basis)

                                                      Period Ended
                                                        12/31/01
--------------------------------------------------------------------------------

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period  04/02/01                   11.401035
     End of Period                                   11.149853
     Number of Accum. Units Outstanding              39781.6782

AIM V.I. International Growth Sub-Account (formerly known as AIM V.I. International Equity Sub-Account)
     Beginning of Period  04/02/01                   10.460362
     End of Period                                   9.525031
     Number of Accum. Units Outstanding              3489.1248

AIM V.I. Premier Equity Sub-Account (formerly known as AIM V.I. Value
Sub-Account)
     Beginning of Period  04/02/01                   12.328241
     End of Period                                   12.117240
     Number of Accum. Units Outstanding              54068.6823

Alliance Variable Products Series
Fund, Inc. (Class B):

Premier Growth Sub-Account
     Beginning of Period  04/10/01                   13.360301
     End of Period                                   12.730273
     Number of Accum. Units Outstanding              286480.5948

AllianceBernstein Real Estate
 Investment Sub-Account
     Beginning of Period  04/24/01                   9.045586
     End of Period                                   10.164324
     Number of Accum. Units Outstanding              119567.2735

AllianceBernstein Value Sub-Account
     Beginning of Period  05/01/01                   10.000000
     End of Period                                   9.949574
     Number of Accum. Units Outstanding              188.4184

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period  05/01/01                   10.000000
     End of Period                                   11.066056
     Number of Accum. Units Outstanding              0.0000

American Century Variable Portfolios, Inc.:

VP Income & Growth Sub-Account
     Beginning of Period  04/10/01                   8.268891
     End of Period                                   8.199582
     Number of Accum. Units Outstanding              417144.9992

VP International Sub-Account
     Beginning of Period  04/10/01                   8.495151
     End of Period                                   7.166682
     Number of Accum. Units Outstanding              5129.4120

VP Value Sub-Account
     Beginning of Period  04/10/01                   11.138556
     End of Period                                   12.393257
     Number of Accum. Units Outstanding              124367.1382

Dreyfus Stock Index Fund (Service
Shares) Sub-Account
     Beginning of Period  04/10/01                   8.158267
     End of Period                                   7.945482
     Number of Accum. Units Outstanding              29277.7630

Dreyfus Variable Investment Fund
(Service Shares):

Appreciation Sub-Account
     Beginning of Period  04/10/01                   8.945879
     End of Period                                   8.807008
     Number of Accum. Units Outstanding              131108.8974

Disciplined Stock Sub-Account
     Beginning of Period  04/10/01                   8.119154
     End of Period                                   7.846220
     Number of Accum. Units Outstanding              4268.1207

Fidelity Variable Insurance Products
Fund (Service Class 2):

High Income Sub-Account
     Beginning of Period  04/26/01                   10.000000
     End of Period                                   9.000486
     Number of Accum. Units Outstanding              326.2873

Growth Sub-Account
     Beginning of Period  04/26/01                   14.011787
     End of Period                                   12.576934
     Number of Accum. Units Outstanding              16636.3824

Equity-Income Sub-Account
     Beginning of Period  04/26/01                   11.741897
     End of Period                                   11.111610
     Number of Accum. Units Outstanding              7795.6102

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:

Templeton Foreign Securities Sub-Account (formerly Templeton International Securities Sub-Account
     Beginning of Period  04/02/01                   9.492602
     End of Period                                   8.891510
     Number of Accum. Units Outstanding              10832.6490

Franklin Small Cap Sub-Account
     Beginning of Period  04/02/01                   11.207439
     End of Period                                   12.161685
     Number of Accum. Units Outstanding              7975.0030

Templeton Global Income
Securities Sub-Account
     Beginning of Period  04/02/01                   9.755873
     End of Period                                   10.114046
     Number of Accum. Units Outstanding              327.7102

Templeton Growth Securities
Sub-Account
     Beginning of Period  04/02/01                   12.599543
     End of Period                                   12.908840
     Number of Accum. Units Outstanding              2783.0776

Franklin Large Cap Growth
Securities Sub-Account
     Beginning of Period  04/02/01                   13.874050
     End of Period                                   13.265620
     Number of Accum. Units Outstanding              10793.8431

Templeton Developing Markets
Securities Sub-Account
     Beginning of Period  04/10/01                   6.977784
     End of Period                                   6.957091
     Number of Accum. Units Outstanding              143570.6035

Mutual Shares Securities Sub-Account
     Beginning of Period  04/12/01                   11.957464
     End of Period                                   12.197249
     Number of Accum. Units Outstanding              87269.1452

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period  04/10/01                   7.687457
     End of Period                                   7.180915
     Number of Accum. Units Outstanding              181733.7804

INVESCO VIF - High Yield Sub-Account
     Beginning of Period  04/10/01                   8.738366
     End of Period                                   7.373879
     Number of Accum. Units Outstanding              30335.5873

Liberty Variable Investment Trust:

Newport Tiger Fund, Variable Series
(Class A) Sub-Account
     Beginning of Period  04/10/01                   10.955669
     End of Period                                   10.268429
     Number of Accum. Units Outstanding              0.0000

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period  4/2/2001                   7.790426
     End of Period                                   7.285235
     Number of Accum. Units Outstanding              5317.7200

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period  04/02/01                   17.111181
     End of Period                                   17.089569
     Number of Accum. Units Outstanding              11502.3566

J.P. Morgan International Equity Sub-Account
     Beginning of Period  04/02/01                   11.366251
     End of Period                                   10.481506
     Number of Accum. Units Outstanding              2917.0795

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period  04/02/01                   13.042663
     End of Period                                   13.362058
     Number of Accum. Units Outstanding              59524.4518

J.P. Morgan Select Equity Sub-Account
     Beginning of Period  04/02/01                   14.909620
     End of Period                                   15.671320
     Number of Accum. Units Outstanding              11085.5249

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period  04/02/01                   13.031953
     End of Period                                   14.218826
     Number of Accum. Units Outstanding              1623.4476

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period  4/2/2001                   13.958495
     End of Period                                   13.934910
     Number of Accum. Units Outstanding              41643.4787

Lord Abbett Developing Growth Sub-Account
     Beginning of Period  04/02/01                   9.170160
     End of Period                                   10.575580
     Number of Accum. Units Outstanding              8710.4378

Lord Abbett Growth and Income Sub-Account
     Beginning of Period  4/2/2001                   39.907383
     End of Period                                   41.263886
     Number of Accum. Units Outstanding              62136.3978

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period  04/02/01                   8.163640
     End of Period                                   8.793111
     Number of Accum. Units Outstanding              18650.8806

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period  04/02/01                   15.845706
     End of Period                                   17.405673
     Number of Accum. Units Outstanding              44733.8292

MFS Research International Sub-Account
     Beginning of Period  4/2/2001                   8.739093
     End of Period                                   8.354994
     Number of Accum. Units Outstanding              2826.6301

MFS Mid Cap Growth Sub-Account
     Beginning of Period  4/2/2001                   7.614667
     End of Period                                   8.210931
     Number of Accum. Units Outstanding              6354.4955

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period  4/2/2001                   8.579351
     End of Period                                   8.440489
     Number of Accum. Units Outstanding              10870.9477

PIMCO Innovation Sub-Account
     Beginning of Period  4/2/2001                   6.761420
     End of Period                                   6.074341
     Number of Accum. Units Outstanding              1841.9312

PIMCO Total Return Sub-Account
     Beginning of Period  4/2/2001                   10.074541
     End of Period                                   10.503380
     Number of Accum. Units Outstanding              7929.8159

PIMCO Money Market Sub-Account
     Beginning of Period  4/2/2001                   10.041115
     End of Period                                   10.122589
     Number of Accum. Units Outstanding              10506.8321

Met/AIM Mid Cap Core Equity Sub-Account (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   10.981256
     Number of Accum. Units Outstanding              1148.6675

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   11.841568
     Number of Accum. Units Outstanding              50.8234

Met/Putnam Research Sub-Account
     Beginning of Period  4/02/2001                  8.188716
     End of Period                                   8.040755
     Number of Accum. Units Outstanding              3980.9386

State Street Research Concentrated
International Sub-Account
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   10.925670
     Number of Accum. Units Outstanding              0.0000

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period  10/09/01                   10.000000
     End of Period                                   10.839954
     Number of Accum. Units Outstanding              16935.1694

MFS Variable Insurance Trust (Service Class):

MFS Emerging Growth Sub-Account
     Beginning of Period  04/10/01                   13.158597
     End of Period                                   11.933961
     Number of Accum. Units Outstanding              3041.7160

MFS Strategic Income Sub-Account (formerly known as MFS (R) Global Governments Sub-Account)
     Beginning of Period  04/10/01                   10.665345
     End of Period                                   10.908456
     Number of Accum. Units Outstanding              203.6750

MFS Investors Trust Sub-Account
     Beginning of Period  04/10/01                   11.029498
     End of Period                                   10.313205
     Number of Accum. Units Outstanding              217020.4313

MFS High Income Sub-Account
     Beginning of Period  04/10/01                   9.733531
     End of Period                                   9.511941
     Number of Accum. Units Outstanding              82917.1643

MFS Research Sub-Account
     Beginning of Period  04/10/01                   11.749005
     End of Period                                   10.806499
     Number of Accum. Units Outstanding              21144.7573

MFS New Discovery Sub-Account
     Beginning of Period  04/10/01                   7.390419
     End of Period                                   8.018085
     Number of Accum. Units Outstanding              190952.5496

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period  4/2/2001                   10.196255
     End of Period                                   10.124913
     Number of Accum. Units Outstanding              16447.3505

Harris Oakmark Focused Value Sub-Account (Class B) (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period  4/2/2001                   10.163146
     End of Period                                   11.910526
     Number of Accum. Units Outstanding              5797.7211

PIMCO Variable Insurance Trust:

PIMCO High Yield Sub-Account
     Beginning of Period  04/10/01                   9.813112
     End of Period                                   9.924556
     Number of Accum. Units Outstanding              2331.4511

PIMCO Low Duration Sub-Account
     Beginning of Period  04/10/01                   10.898695
     End of Period                                   11.315125
     Number of Accum. Units Outstanding              4272.4621

PIMCO StocksPLUS Growth and Income
Sub-Account
     Beginning of Period  04/10/01                   8.168710
     End of Period                                   8.085799
     Number of Accum. Units Outstanding              6781.9474

PIMCO Total Return
     Beginning of Period  04/10/01                   10.990799
     End of Period                                   11.459325
     Number of Accum. Units Outstanding              233495.7767

Putnam Variable Trust, Class IB Shares:

Putnam VT Growth and Income Sub-Account
     Beginning of Period  04/10/01                   11.579412
     End of Period                                   11.190345
     Number of Accum. Units Outstanding              6885.1509

Putnam VT International Growth Sub-Account
     Beginning of Period  04/10/01                   14.406299
     End of Period                                   12.894161
     Number of Accum. Units Outstanding              170664.4062

Putnam VT International New
Opportunities Sub-Account
     Beginning of Period  04/10/01                   10.870934
     End of Period                                   9.695419
     Number of Accum. Units Outstanding              874.4312

Putnam VT New Value Sub-Account
     Beginning of Period  04/10/01                   12.663647
     End of Period                                   12.726824
     Number of Accum. Units Outstanding              6604.3759

Putnam VT Vista Sub-Account
     Beginning of Period  04/10/01                   11.886743
     End of Period                                   11.004394
     Number of Accum. Units Outstanding              3321.4886

Scudder Variable Series I (Class B):

International Sub-Account
     Beginning of Period  04/10/01                   7.574525
     End of Period                                   6.111659
     Number of Accum. Units Outstanding              85554.6913

Scudder Variable Series II:

Scudder Government Securities Sub-Account
     Beginning of Period  04/10/01                   11.799539
     End of Period                                   12.207514
     Number of Accum. Units Outstanding              885.0259

Scudder Small Cap Growth Sub-Account


     Beginning of Period  04/10/01                   9.865125
     End of Period                                   9.553958
     Number of Accum. Units Outstanding              2642.3670

SVS Drenan Small Cap Value Sub-Account (formerly Scudder Small Cap Value Sub-Account)
     Beginning of Period  04/10/01                   8.896468
     End of Period                                   10.549871
     Number of Accum. Units Outstanding              2983.4440

Goldman Sachs Fund Series:

Goldman Sachs Growth & Income Sub-Account
     Beginning of Period  04/10/01                   8.657172
     End of Period                                   8.631869
     Number of Accum. Units Outstanding              3327.7234

Goldman Sachs Int'l Equity Sub-Account
     Beginning of Period  04/10/01                   11.035464
     End of Period                                   9.712412
     Number of Accum. Units Outstanding              0.0000

Goldman Sachs Global Income Sub-Account
     Beginning of Period  04/10/01                   11.599133
     End of Period                                   11.698638
     Number of Accum. Units Outstanding              9034.8775

Goldman Sachs Internet Tollkpr Sub-Account
     Beginning of Period  04/10/01                   4.961921
     End of Period                                   4.247531
     Number of Accum. Units Outstanding              11732.5881


*The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of termination): (a) Goldman Sachs Variable Insurance Trust: ("GSVIT"); GSVIT Growth and Income Fund and the GSVIT International Equity Fund (terminated effective March 1, 2002);
(b) Scudder Variable Series I (Class B); International Portfolio (terminated effective May 1, 2002); (c) Scudder Variable Series II: Scudder Government Securities Portfolio; Scudder Small Cap Growth Portfolio; and Scudder Dreman Small Cap Value Portfolio (terminated effective May 1, 2002); (d) Liberty Variable Investments: Newport Tiger Fund, Variable Series (Class A) (terminated effective May 1, 2002); and (e) INVESCO Variable Investment Funds, Inc.: INVESCO VIF-High Yield Fund (terminated effective May 1, 2002) and (f) AIM Variable Insurance Funds ("AIM VI"): AIM VI Capital Appreciation Fund (Class 1); AIM International Growth Fund (Class 1); AIM VI Value Fund (Class 1) (terminated for the Class B product effective May 1, 2002);]

                                   APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (SERIES 2):
----------------------------------------

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective:  The Fund's investment objective is growth of capital.

AIM V.I. INTERNATIONAL GROWTH FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. PREMIER EQUITY FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B):
-------------------------------------------------------

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

PREMIER GROWTH PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

ALLIANCEBERNSTEIN VALUE PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
-------------------------------------------

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

VP INCOME & GROWTH FUND

Investment Objective: The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

Investment Objective: The Fund seeks capital growth.

VP VALUE FUND

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

DREYFUS STOCK INDEX FUND (SERVICE SHARES):
------------------------------------------

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES):
--------------------------------------------------

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

DREYFUS VIF - APPRECIATION PORTFOLIO

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

DREYFUS VIF - DISCIPLINED STOCK PORTFOLIO

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
-----------------------------------------------------------

Fidelity Variable Insurance Products Fund is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

HIGH INCOME PORTFOLIO

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

GROWTH PORTFOLIO

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.

EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund and the Templeton Global Income Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

FRANKLIN SMALL CAP FUND

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its total assets in investments of small capitalization (small cap) companies.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Investment Objective and Principal Investments: The Franklin Large Cap Growth Securities Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment of large capitalization companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

TEMPLETON FOREIGN SECURITIES FUND

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in the investments of issuers located outside the U.S., including those in emerging markets.

MUTUAL SHARES SECURITIES FUND

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
----------------------------------------

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolio is available under the contract:

INVESCO VIF - DYNAMICS FUND

Investment Objective: The Fund seeks to make your investment grow. It is actively managed. Because its strategy includes many short-term factors - including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions - securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth - primarily common stock of mid-sized companies
- those with market caps between $2 billion and $15 billion at the time of purchase but also other types of securities including convertible securities and bonds.

MET INVESTORS SERIES TRUST (CLASS B):
-------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

J.P. MORGAN ENHANCED INDEX PORTFOLIO

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.

J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

J.P. MORGAN QUALITY BOND PORTFOLIO

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. MORGAN SELECT EQUITY PORTFOLIO

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

J.P. MORGAN SMALL CAP STOCK PORTFOLIO

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS MID CAP GROWTH PORTFOLIO

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INNOVATION PORTFOLIO

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

MET/PUTNAM RESEARCH PORTFOLIO

Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation

METROPOLITAN SERIES FUND, INC. (Class B)
----------------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following portfolio is available under the contract:

METLIFE STOCK INDEX PORTFOLIO

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS):
---------------------------------------------

MFS Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS STRATEGIC INCOME SERIES (FORMERLY KNOWN AS MFS(TM)GLOBAL GOVERNMENT SERIES)

Investment Objective: The Series' investment objective is to seek income and capital appreciation.

MFS INVESTORS TRUST SERIES

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS NEW DISCOVERY SERIES

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

NEW ENGLAND ZENITH FUND
-----------------------

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

CAPITAL GUARDIAN U.S. EQUITY SERIES (CLASS B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long term growth of capital.

DAVIS VENTURE VALUE SERIES (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

HARRIS OAKMARK FOCUSED VALUE SERIES (CLASS B)

Investment Objective: The investment objective of the Harris Oakmark Focused Value Series is long-term capital appreciation.

JENNISON GROWTH SERIES (CLASS B)

Investment Objective: The investment objective of the Jennison Growth Series is long term growth of capital.

MFS INVESTORS TRUST SERIES (CLASS B)

Investment Objective: The investment objective of the MFS Investors Trust Series is long-term growth of capital with a secondary objective to seek reasonable current income.

MFS TOTAL RETURN SERIES (CLASS B)

Investment Objective: The investment objective of the MFS Total Return Series is a favorable total return through investment in a diversified portfolio.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):
------------------------------------------------------

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

PIMCO HIGH YIELD PORTFOLIO

Investment Objective: The High Yield Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.

PIMCO LOW DURATION PORTFOLIO

Investment Objective: The Low Duration Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

PUTNAM VARIABLE TRUST (Class B):
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES

Investment Objective: The Fund seeks long-term capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.

PUTNAM VT NEW VALUE FUND - CLASS IB SHARES

Investment Objective: The Fund seeks long-term capital appreciation. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.

PUTNAM VT VISTA  FUND - CLASS IB SHARES

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal in investing mainly in common stocks of U.S. companies with a focus on growth stocks.

SCUDDER VARIABLE SERIES I (formerly, Scudder Variable Life Investment Fund):
----------------------------------------------------------------------------

Scudder Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

INTERNATIONAL PORTFOLIO

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

                                   APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               12000            2000           10000          10000
       2                                2000            8095           8095
       3                                2000            6172           6172
       4                6000            3000            9230           3230           6000
       5                                3000            6309            261           6048
       6                                3000            3359              0           3359
       7                                3000             386              0            386
       8                                 389               0              0              0
       9                                   0               0              0              0
       10                                  0               0              0              0
       11                                  0               0              0              0
       12                                  0               0              0              0
       13                                  0               0              0              0
       14                                  0               0              0              0
       15                                  0               0              0              0

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1                24000           2000           22000          22000
       2                                2000           20209          20209
       3                                2000           18401          18401
       4                                2000           16575          16575
       5                                2000           14732          14732
       6                12000           3000           23872          11872           12000
       7                                3000           21801           8985           12096
       8                                3000           18262           6070           12192
       9                                3000           15417           3128           12289
       10                               3000           12545            157           12387
       11                               3000            9645              0            9645
       12                               3000            6722              0            6722
       13                               3000            3776              0            3776
       14                               3000             806              0             806
       15                                812               0              0               0

METLIFE INVESTORS INSURANCE COMPANY

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

SUPPLEMENT DATED MAY 1, 2002

TO THE

PROSPECTUS DATED MAY 1, 2002

FOR

THE VARIABLE ANNUITY CONTRACT


This Supplement provides certain information that supplements the information in your prospectus. Please use this Supplement with your prospectus. Read it carefully and keep it with your prospectus for future reference.

Owners of contracts issued on or before April 30, 2002, may continue to allocate all or a portion of new purchase payments or transfer account value to the following investment portfolios ("Portfolios"). These Portfolios are no longer available under contracts issued on or after May 1, 2002:

AIM Variable Insurance Funds (Series 1):

AIM V.I. Capital Appreciation Fund
AIM V.I. International Growth Fund
AIM V.I. Premier Equity Fund

MFS Variable Insurance Trust (Service Class):

MFS Investors Trust Series

PIMCO Variable Insurance Trust (Administrative Class):

PIMCO Total Return Portfolio

1. The following information is added to the Fee Table in your prospectus. This information shows you the expenses you will incur if you allocate all or a portion of new purchase payments or transfer account value to a Portfolio. You will also incur the Separate Account expenses described in the Fee Table in your prospectus.

Investment Portfolio Expenses (as a percentage of the average daily net assets of an investment portfolio)

                                                         Management                         Other           Total Annual
                                                            Fees                           Expenses      Portfolio Expenses
                                                           (after                           (after         (after expense
                                                            fee                             expense      reimbursement and/or
                                                           waivers                         reimburse-       fee waivers
                                                            for           12b-1 Fees/       ment for             for
                                                           certain           Service         certain           certain
                                                         Portfolios)         Fees          Portfolios)       Portfolios)
----------------------------------------------------  ----------------    ---------------  ------------  --------------------
AIM VARIABLE INSURANCE FUNDS
         AIM V.I. Capital Appreciation Fund (Class A)             .61%           .24%            1.10%
         AIM V.I. International Growth Fund (Class A)             .73%           .32%            1.30%
         AIM V.I. Premier Equity Fund (Class A)                   .60%                             .25%            1.10%

MFS VARIABLE INSURANCE TRUST (Service Class) (1)(2)
         MFS Investors Trust Series                               .75%           .25%              .15%            1.15%

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)(3)
         PIMCO Total Return Portfolio                             .25%           .15%              .25%             .65%


(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(3) PIMCO has contractually agreed to reduce total annual operating expenses for the Administrative Class shares of the PIMCO Total Return Portfolio to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of the average daily net assets of the Portfolio. Without such reduction, the total annual operating expenses would have been 0.66% for the Portfolio.

2. The following information is added to the section in our prospectus entitled "3. Investment Options."

Below are brief descriptions of each Portfolio and its investment objectives. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (SERIES 1):
----------------------------------------

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective:  The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. Premier Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS):
---------------------------------------------

MFS Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

MFS Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):
------------------------------------------------------

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

PIMCO Total Return Portfolio

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

                                     * * *

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                       METLIFE INVESTORS INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2002 FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2002.

                                TABLE OF CONTENTS

                                                                           PAGE

COMPANY


EXPERTS


CUSTODIAN


LEGAL MATTERS


DISTRIBUTION


   Reduction or Elimination of the Withdrawal Charge


CALCULATION OF PERFORMANCE INFORMATION


   Total Return


   Performance Information


PART 1 - SEPARATE ACCOUNT PERFORMANCE


PART 2 - HISTORICAL FUND PERFORMANCE


   Historical Unit Values


   Reporting Agencies


ANNUITY PROVISIONS


   Variable Annuity


   Fixed Annuity


   Mortality and Expense Guarantee


   Regulatory Restrictions on Transactions


FINANCIAL STATEMENTS

                                     COMPANY


MetLife Investors was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


                                     EXPERTS

The consolidated financial statements of the Company as of and for the years ended December 31, 2001, and 2000, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting, as of January 1, 2000, as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2001, and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

The consolidated financial statements of the Company as of December 31, 1999, and for the year then ended included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.

                                    CUSTODIAN

MetLife Investors Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.


2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.


3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.


4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.


If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and Living Benefit rider charge. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                    n
            P (1 + T) = ERV

Where:

     P =          a hypothetical initial payment of $1,000


     T =          average annual total return


     n =          number of years


     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge and Living Benefit rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. There are performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) as well as the portfolio expenses. There are also performance figures for the accumulation units that reflect the separate account product charge (including the death benefit rider charge), the account fee, the Living Benefit rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2001, may be different than the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account. Also shown (when available) is adjusted historical investment portfolio average annual total return prior to the portfolio's availability in the separate account, derived from the performance of each investment portfolio adjusted to reflect charges as noted below. This adjusted historical investment portfolio average annual total return is denoted by an asterisk (*).

There are 4 charts below:

Chart 1 is for contracts with the standard Annual Step Up death benefit.

Chart 2 is for contracts with the optional Compound Plus death benefit.

Chart 3 is for contracts with the Annual Step Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compound Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge, the account fee and the Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge) and fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2001:

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 1                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
AIM - Aim Capital Appreciation                           12/31/97     -29.93%    3.41%*     1.55%     -24.17%    4.32%*    2.83%
AIM - Aim International Growth Fund                      12/31/97     -30.16%   -1.17%*    -2.52%     -24.40%   -0.18%*   -1.13%
AIM - Aim Premier Equity                                 12/31/97     -19.49%    6.73%*     3.75%     -13.69%    7.59%*    4.99%
Alliance - AllianceBernstein Real Estate Inv Portfolio B  4/24/01         N/A      N/A      5.31%         N/A      N/A    12.68%
Alliance - AllianceBernstein Small Cap B                   5/1/01         N/A      N/A      3.60%         N/A      N/A    10.96%
Alliance - AllianceBernstein Value B                       5/1/01         N/A      N/A     -7.57%         N/A      N/A    -0.24%
Alliance - Premier Growth Portfolio B                     4/10/01     -24.34%*     N/A    -11.78%     -18.56%*     N/A    -4.44%
American Century - VP Income & Growth Fund               11/19/99     -15.42%      N/A    -12.19%      -9.60%      N/A    -8.82%
American Century - VP International Fund                 11/19/99     -35.73%    4.06%*   -18.01%     -29.98%    4.96%*  -14.44%
American Century - VP Value Fund                         11/19/99       5.45%    9.42%*     7.98%      11.34%   10.26%*   10.81%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B           11/19/99     -16.70%    8.40%*    -8.96%     -10.89%    9.24%*   -5.70%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B          11/19/99     -20.47%    6.81%*   -14.11%     -14.67%    7.67%*  -10.68%
Dreyfus - Dreyfus VIP-Stock Index Fund B                 11/19/99     -19.49%    7.91%*   -13.56%     -13.69%    8.76%*  -10.15%
Fidelity - Fidelity Equity-Income Fund B                  2/17/98     -12.38%    6.85%*     1.10%      -6.55%    7.72%*    2.67%
Fidelity - Fidelity Growth Fund B                         2/17/98     -25.22%    9.10%*     4.50%     -19.44%    9.93%*    5.96%
Fidelity - Fidelity High Income Fund B                    4/26/01     -18.97%*  -6.21%*   -17.06%     -13.16%*  -5.10%*   -9.75%
Franklin - Franklin Small Cap B                            3/1/99     -22.23%    8.14%*    11.14%     -16.43%    8.99%*   13.15%
Franklin - Large Cap Growth Securities B                   3/1/99     -18.47%    9.38%*     3.87%     -12.67%   10.22%*    6.08%
Franklin - Mutual Shares Securities B                      5/1/98      -0.32%    7.77%*     3.29%       5.55%    8.63%*    4.87%
Franklin - Templeton Dev Markets Securities B              5/1/98     -15.19%  -14.44%*   -11.61%      -9.37%  -13.01%*   -9.51%
Franklin - Templeton Foreign Securities B                  5/1/98     -22.96%    2.09%*    -5.12%     -17.17%    3.03%*   -3.29%
Franklin - Templeton Global Income Securities B            3/1/99      -5.04%   -0.53%*    -2.37%       0.81%    0.47%*    0.04%
Franklin - Templeton Growth Securities B                  1/19/99      -8.53%    6.24%*     2.89%      -2.69%    7.11%*    5.05%
Goldman Sachs - Goldman Sachs Global Income Fund          1/29/98      -2.20%      N/A      2.65%       3.67%      N/A     4.16%
Goldman Sachs - Goldman Sachs Growth & Income Fnd         1/29/98     -16.39%      N/A     -5.37%     -10.57%      N/A    -3.61%
Goldman Sachs - Goldman Sachs Internet Tollkpr Fund        7/3/00     -40.32%      N/A    -48.74%     -34.59%      N/A   -43.47%
Goldman Sachs - Goldman Sachs Int'l Equity Fund           1/29/98     -29.03%      N/A     -2.31%     -23.26%      N/A    -0.67%
INVESCO - INVESCO VIF-Dynamics Fund                      11/19/99     -37.77%      N/A    -17.92%     -32.03%      N/A   -14.36%
INVESCO - INVESCO VIF-High Yield Fund                    11/19/99     -21.86%   -4.51%*   -16.81%     -16.07%   -3.44%*  -13.28%
Keyport - Liberty Newport Tiger Fund                     12/31/97     -24.82%   -8.10%*    -0.61%     -19.04%   -6.91%*    0.74%
Met Investors - J.P. Morgan Enhanced Index Portfolio B     5/1/96     -18.69%    7.69%      9.10%     -12.88%    8.53%     9.86%
Met Investors - J.P. Morgan International Equity B         5/1/96     -27.46%   -1.93%     -0.41%     -21.68%   -0.92%     0.51%
Met Investors - J.P. Morgan Quality Bond B                 5/1/96      -0.52%    4.13%      4.40%       5.35%    5.04%     5.25%
Met Investors - J.P. Morgan Select Equity B                5/1/96     -13.46%    6.63%      7.12%      -7.64%    7.50%     7.92%
Met Investors - J.P. Morgan Small Cap Stock B              5/1/96     -15.73%    3.71%      4.48%      -9.91%    4.62%     5.32%
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01         N/A      N/A    -17.26%         N/A      N/A    -9.91%
Met Investors - Lord Abbett Bond Debenture B               5/1/96      -3.82%    3.20%      4.85%       2.04%    4.13%     5.68%
Met Investors - Lord Abbett Developing Growth B           8/20/97     -14.20%      N/A     -0.20%      -8.38%      N/A     1.08%
Met Investors - Lord Abbett Growth & Income B            12/11/89     -13.13%    9.45%     11.76%      -7.30%   10.29%    12.21%
Met Investors - Lord Abbett Growth Opportunities B        3/20/01         N/A      N/A     -2.07%         N/A      N/A     5.32%
Met Investors - Lord Abbett Mid-Cap Value B               8/20/97       0.53%      N/A     12.38%       6.40%      N/A    13.43%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 1 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -10.71%         N/A      N/A    -3.35%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -8.37%         N/A      N/A    -1.00%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -13.05%         N/A      N/A    -5.69%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      2.73%         N/A      N/A     9.91%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     11.33%         N/A      N/A    18.52%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      2.17%         N/A      N/A     9.36%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -10.21%         N/A      N/A    -2.85%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -23.77%         N/A      N/A   -16.44%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -6.15%         N/A      N/A     1.22%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -3.52%         N/A      N/A     3.87%
MetLife - MetLife Stock Index B                           10/9/01     -20.56%*   7.31%*     1.31%     -14.76%*   8.17%*    8.50%
MFS - MFS Emerging Growth Series B                       12/31/97     -40.28%    6.67%*     3.32%     -34.55%    7.52%*    4.56%
MFS - MFS High Income Series B                           12/31/97      -5.65%    0.38%*    -2.56%       0.20%    1.36%*   -1.15%
MFS - MFS Investors Trust Series B                       12/31/97     -23.07%    4.84%*    -0.54%     -17.28%    5.73%*    0.80%
MFS - MFS New Discovery Series B                           9/1/00     -12.41%      N/A    -19.97%      -6.58%      N/A   -15.18%
MFS - MFS Research Series B                              12/31/97     -28.26%    4.21%*     0.67%     -22.49%    5.10%*    1.98%
MFS - MFS Strategic Income Series B                      12/31/97      -2.76%    0.18%*     0.77%       3.10%    1.16%*    2.10%
PIMCO - High Yield Portfolio                             11/19/99      -4.86%      N/A     -3.32%       1.00%      N/A    -0.22%
PIMCO - Low Duration Portfolio                           11/19/99       1.00%      N/A      3.22%       6.87%      N/A     6.15%
PIMCO - StockPLUS Growth & Income Portfolio              11/19/99     -17.65%      N/A    -12.81%     -11.84%      N/A    -9.42%
PIMCO - Total Return Portfolio                           11/19/99       1.15%      N/A      3.87%       7.02%      N/A     6.79%
Putnam - Putnam VT Growth & Income B                     12/31/97     -13.53%    5.55%*     1.51%      -7.70%    6.44%*    2.81%
Putnam - Putnam VT Int Growth B                          12/31/97     -27.50%      N/A      5.30%     -21.72%      N/A     6.51%
Putnam - Putnam VT Int New Opp B                         12/31/97     -35.42%      N/A     -2.18%     -29.68%      N/A    -0.80%
Putnam - Putnam VT New Value Class B                     12/31/97      -3.98%      N/A      4.95%       1.87%      N/A     6.19%
Putnam - Putnam VT Vista Class B Shares                  12/31/97     -40.16%      N/A      1.11%     -34.43%      N/A     2.40%
Scudder I - International Portfolio B                    11/19/99     -37.52%      N/A    -24.61%     -31.78%      N/A   -20.76%
Scudder II - Government Securities Portfolio             12/31/97       0.89%    4.73%*     3.93%       6.76%    5.64%*    5.18%
Scudder II - Small Cap Growth Portfolio                  12/31/97     -35.51%    3.97%*    -2.45%     -29.76%    4.86%*   -1.06%
Scudder II - SVS Dreman Small Cap Value Portfolio        12/31/97      10.30%   19.64%*     0.07%      16.21%   20.38%*    1.42%
Zenith - Davis Venture Value E                             4/2/01     -18.26%*   9.26%*    -7.76%     -12.45%*  10.09%*   -0.40%
Zenith - Harris Oakmark Focused Value B                    4/2/01      19.72%*   8.68%*    10.14%      25.66%*   9.54%*   17.54%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 2                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
AIM - Aim Capital Appreciation                           12/31/97     -30.24%    1.54%*    -0.72%     -24.47%    2.48%*    0.62%
AIM - Aim International Growth Fund                      12/31/97     -30.48%   -3.33%*    -5.16%     -24.72%   -2.29%*   -3.71%
AIM - Aim Premier Equity                                 12/31/97     -19.71%    4.30%*     0.81%     -13.91%    5.19%*    2.12%
Alliance - AllianceBernstein Real Estate Inv Portfolio B  4/24/01         N/A      N/A      5.19%         N/A      N/A    12.56%
Alliance - AllianceBernstein Small Cap B                   5/1/01         N/A      N/A      3.49%         N/A      N/A    10.85%
Alliance - AllianceBernstein Value B                       5/1/01         N/A      N/A     -7.67%         N/A      N/A    -0.34%
Alliance - Premier Growth Portfolio B                     4/10/01     -24.47%*     N/A    -11.89%     -18.68%*     N/A    -4.54%
American Century - VP Income & Growth Fund               11/19/99     -15.59%      N/A    -12.35%      -9.77%      N/A    -8.98%
American Century - VP International Fund                 11/19/99     -36.02%    3.83%*   -18.29%     -30.27%    4.73%*  -14.71%
American Century - VP Value Fund                         11/19/99       5.19%    9.23%*     7.76%      11.08%   10.08%*   10.60%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B           11/19/99     -16.84%    8.24%*    -9.10%     -11.03%    9.08%*   -5.84%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B          11/19/99     -20.59%    6.65%*   -14.25%     -14.80%    7.51%*  -10.82%
Dreyfus - Dreyfus VIP-Stock Index Fund B                 11/19/99     -19.62%    7.75%*   -13.70%     -13.82%    8.59%*  -10.28%
Fidelity - Fidelity Equity-Income Fund B                  2/17/98     -12.52%    6.69%*     0.94%      -6.69%    7.56%*    2.52%
Fidelity - Fidelity Growth Fund B                         2/17/98     -25.35%    8.93%*     4.34%     -19.56%    9.76%*    5.80%
Fidelity - Fidelity High Income Fund B                    4/26/01     -19.10%*  -6.36%*   -17.16%     -13.29%*  -5.24%*   -9.84%
Franklin - Franklin Small Cap B                            3/1/99     -22.35%    7.97%*    10.97%     -16.56%    8.82%*   12.98%
Franklin - Large Cap Growth Securities B                   3/1/99     -18.61%    9.21%*     3.71%     -12.80%   10.05%*    5.92%
Franklin - Mutual Shares Securities B                      5/1/98      -0.48%    7.60%*     3.13%       5.39%    8.47%*    4.71%
Franklin - Templeton Dev Markets Securities B              5/1/98     -15.32%  -14.58%*   -11.75%      -9.50%  -13.14%*   -9.65%
Franklin - Templeton Foreign Securities B                  5/1/98     -23.09%    1.94%*    -5.27%     -17.30%    2.88%*   -3.43%
Franklin - Templeton Global Income Securities B            3/1/99      -5.20%   -0.68%*    -2.52%       0.66%    0.32%*   -0.11%
Franklin - Templeton Growth Securities B                  1/19/99      -8.68%    6.07%*     2.72%      -2.84%    6.95%*    4.89%
Goldman Sachs - Goldman Sachs Global Income Fund          1/29/98      -2.68%      N/A      7.11%       3.18%      N/A     8.51%
Goldman Sachs - Goldman Sachs Growth & Income Fnd         1/29/98     -16.55%      N/A     -5.53%     -10.74%      N/A    -3.77%
Goldman Sachs - Goldman Sachs Internet Tollkpr Fund        7/3/00     -40.44%      N/A    -48.84%     -34.71%      N/A   -43.57%
Goldman Sachs - Goldman Sachs Int'l Equity Fund           1/29/98     -29.23%      N/A     -2.51%     -23.46%      N/A    -0.86%
INVESCO - INVESCO VIF-Dynamics Fund                      11/19/99     -37.94%      N/A    -18.09%     -32.21%      N/A   -14.52%
INVESCO - INVESCO VIF-High Yield Fund                    11/19/99     -22.04%   -4.67%*   -16.97%     -16.25%   -3.59%*  -13.44%
Keyport - Liberty Newport Tiger Fund                     12/31/97     -25.53%   -8.39%*    -0.95%     -19.74%   -7.18%*    0.40%
Met Investors - J.P. Morgan Enhanced Index Portfolio B     5/1/96     -18.82%    7.52%      8.93%     -13.02%    8.37%     9.70%
Met Investors - J.P. Morgan International Equity B         5/1/96     -27.58%   -2.09%     -0.56%     -21.80%   -1.07%     0.36%
Met Investors - J.P. Morgan Quality Bond B                 5/1/96      -0.68%    3.97%      4.24%       5.19%    4.88%     5.09%
Met Investors - J.P. Morgan Select Equity B                5/1/96     -13.60%    6.47%      6.96%      -7.78%    7.34%     7.75%
Met Investors - J.P. Morgan Small Cap Stock B              5/1/96     -15.86%    3.55%      4.32%     -10.05%    4.46%     5.16%
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01         N/A      N/A    -17.36%         N/A      N/A   -10.02%
Met Investors - Lord Abbett Bond Debenture B               5/1/96      -3.97%    3.04%      4.69%       1.89%    3.97%     5.52%
Met Investors - Lord Abbett Developing Growth B           8/20/97     -14.34%      N/A     -0.35%      -8.51%      N/A     0.93%
Met Investors - Lord Abbett Growth & Income B            12/11/89     -13.27%    9.29%     11.59%      -7.44%   10.12%    12.04%
Met Investors - Lord Abbett Growth Opportunities B        3/20/01         N/A      N/A     -2.19%         N/A      N/A     5.20%
Met Investors - Lord Abbett Mid-Cap Value B               8/20/97       0.37%      N/A     12.21%       6.24%      N/A    13.26%


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 2 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -10.82%         N/A      N/A    -3.46%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -8.49%         N/A      N/A    -1.12%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -13.16%         N/A      N/A    -5.80%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      2.69%         N/A      N/A     9.88%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     11.29%         N/A      N/A    18.48%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      2.13%         N/A      N/A     9.32%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -10.33%         N/A      N/A    -2.96%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -23.87%         N/A      N/A   -16.54%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -6.27%         N/A      N/A     1.10%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -3.64%         N/A      N/A     3.75%
MetLife - MetLife Stock Index B                           10/9/01     -20.69%*   7.15%*     1.28%     -14.89%*   8.00%*    8.46%
MFS - MFS Emerging Growth Series B                       12/31/97     -40.38%    6.50%*     3.16%     -34.65%    7.36%*    4.40%
MFS - MFS High Income Series B                           12/31/97      -5.80%    0.23%*    -2.71%       0.05%    1.20%*   -1.30%
MFS - MFS Investors Trust Series B                       12/31/97     -23.19%    4.68%*    -0.70%     -17.40%    5.57%*    0.65%
MFS - MFS New Discovery Series B                           9/1/00     -12.55%      N/A    -20.10%      -6.72%      N/A   -15.31%
MFS - MFS Research Series B                              12/31/97     -28.38%    4.05%*     0.51%     -22.60%    4.94%*    1.82%
MFS - MFS Strategic Income Series B                      12/31/97      -2.92%    0.02%*     0.62%       2.94%    1.01%*    1.94%
PIMCO - High Yield Portfolio                             11/19/99      -5.10%      N/A     -3.56%       0.76%      N/A    -0.45%
PIMCO - Low Duration Portfolio                           11/19/99       0.10%      N/A      2.36%       5.97%      N/A     5.32%
PIMCO - StockPLUS Growth & Income Portfolio              11/19/99     -18.61%      N/A    -13.38%     -12.81%      N/A    -9.97%
PIMCO - Total Return Portfolio                           11/19/99       0.83%      N/A      3.66%       6.71%      N/A     6.58%
Putnam - Putnam VT Growth & Income B                     12/31/97     -13.67%    5.39%*     1.36%      -7.84%    6.28%*    2.66%
Putnam - Putnam VT Int Growth B                          12/31/97     -27.62%      N/A      5.13%     -21.84%      N/A     6.35%
Putnam - Putnam VT Int New Opp B                         12/31/97     -35.53%      N/A     -2.33%     -29.78%      N/A    -0.95%
Putnam - Putnam VT New Value Class B                     12/31/97      -4.14%      N/A      4.79%       1.72%      N/A     6.03%
Putnam - Putnam VT Vista Class B Shares                  12/31/97     -40.26%      N/A      0.95%     -34.53%      N/A     2.25%
Scudder I - International Portfolio B                    11/19/99     -37.62%      N/A    -24.73%     -31.88%      N/A   -20.88%
Scudder II - Government Securities Portfolio             12/31/97      -0.04%    4.41%*     3.57%       5.84%    5.32%*    4.83%
Scudder II - Small Cap Growth Portfolio                  12/31/97     -35.65%    4.25%*    -2.07%     -29.90%    5.14%*   -0.69%
Scudder II - SVS Dreman Small Cap Value Portfolio        12/31/97       9.95%   19.71%*     0.19%      15.86%   20.45%*    1.54%
Zenith - Davis Venture Value E                             4/2/01     -18.39%*   9.10%*    -7.87%     -12.58%*   9.93%*   -0.51%
Zenith - Harris Oakmark Focused Value B                    4/2/01      19.53%*   8.51%*    10.01%      25.47%*   9.38%*   17.41%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 3                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
AIM - Aim Capital Appreciation                           12/31/97     -30.31%    1.44%*    -0.82%     -24.55%    2.38%*   0.52%
AIM - Aim International Growth Fund                      12/31/97     -30.56%   -3.43%*    -5.26%     -24.79%   -2.39%*  -3.80%
AIM - Aim Premier Equity                                 12/31/97     -19.80%    4.19%*     0.71%     -13.99%    5.09%*   2.01%
Alliance - AllianceBernstein Real Estate Inv Portfolio B  4/24/01         N/A      N/A      5.11%         N/A      N/A   12.48%
Alliance - AllianceBernstein Small Cap B                   5/1/01         N/A      N/A      3.41%         N/A      N/A   10.77%
Alliance - AllianceBernstein Value B                       5/1/01         N/A      N/A     -7.74%         N/A      N/A   -0.41%
Alliance - Premier Growth Portfolio B                     4/10/01     -24.55%*     N/A    -11.95%     -18.76%*     N/A   -4.61%
American Century - VP Income & Growth Fund               11/19/99     -15.68%      N/A    -12.44%      -9.86%      N/A   -9.07%
American Century - VP International Fund                 11/19/99     -36.09%    3.72%*   -18.37%     -30.34%    4.63%* -14.79%
American Century - VP Value Fund                         11/19/99       5.08%    9.12%*     7.65%      10.97%    9.97%*  10.49%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B           11/19/99     -16.93%    8.12%*    -9.20%     -11.11%    8.97%*  -5.94%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B          11/19/99     -20.68%    6.54%*   -14.34%     -14.88%    7.40%* -10.91%
Dreyfus - Dreyfus VIP-Stock Index Fund B                 11/19/99     -19.71%    7.64%*   -13.79%     -13.91%    8.49%* -10.37%
Fidelity - Fidelity Equity-Income Fund B                  2/17/98     -12.61%    6.58%*     0.84%      -6.79%    7.45%*   2.41%
Fidelity - Fidelity Growth Fund B                         2/17/98     -25.43%    8.82%*     4.23%     -19.64%    9.66%*   5.69%
Fidelity - Fidelity High Income Fund B                    4/26/01     -19.18%*  -6.46%*   -17.22%     -13.38%*  -5.33%*  -9.90%
Franklin - Franklin Small Cap B                            3/1/99     -22.44%    7.86%*    10.85%     -16.65%    8.71%*  12.87%
Franklin - Large Cap Growth Securities B                   3/1/99     -18.69%    9.10%*     3.60%     -12.89%    9.94%*   5.81%
Franklin - Mutual Shares Securities B                      5/1/98      -0.59%    7.49%*     3.02%       5.28%    8.36%*   4.61%
Franklin - Templeton Dev Markets Securities B              5/1/98     -15.41%  -14.67%*   -11.85%      -9.59%  -13.23%*  -9.74%
Franklin - Templeton Foreign Securities B                  5/1/98     -23.17%    1.83%*    -5.37%     -17.38%    2.77%*  -3.53%
Franklin - Templeton Global Income Securities B            3/1/99      -5.30%   -0.79%*    -2.63%       0.56%    0.22%*  -0.21%
Franklin - Templeton Growth Securities B                  1/19/99      -8.78%    5.97%*     2.62%      -2.93%    6.85%*   4.79%
Goldman Sachs - Goldman Sachs Global Income Fund          1/29/98      -2.78%      N/A      7.00%       3.08%      N/A    8.40%
Goldman Sachs - Goldman Sachs Growth & Income Fnd         1/29/98     -16.64%      N/A     -5.63%     -10.83%      N/A   -3.86%
Goldman Sachs - Goldman Sachs Internet Tollkpr Fund        7/3/00     -40.50%      N/A    -48.90%     -34.77%      N/A  -43.63%
Goldman Sachs - Goldman Sachs Int'l Equity Fund           1/29/98     -29.31%      N/A     -2.61%     -23.54%      N/A   -0.96%
INVESCO - INVESCO VIF-Dynamics Fund                      11/19/99     -38.01%      N/A    -18.18%     -32.27%      N/A  -14.61%
INVESCO - INVESCO VIF-High Yield Fund                    11/19/99     -22.12%   -4.77%*   -17.06%     -16.33%   -3.69%* -13.53%
Keyport - Liberty Newport Tiger Fund                     12/31/97     -25.61%   -8.48%*    -1.06%     -19.83%   -7.28%*   0.30%
Met Investors - J.P. Morgan Enhanced Index Portfolio B     5/1/96     -18.91%    7.41%      8.82%     -13.10%    8.26%    9.59%
Met Investors - J.P. Morgan International Equity B         5/1/96     -27.65%   -2.19%     -0.67%     -21.88%   -1.17%    0.26%
Met Investors - J.P. Morgan Quality Bond B                 5/1/96      -0.79%    3.86%      4.13%       5.08%    4.78%    4.98%
Met Investors - J.P. Morgan Select Equity B                5/1/96     -13.70%    6.36%      6.85%      -7.87%    7.23%    7.65%
Met Investors - J.P. Morgan Small Cap Stock B              5/1/96     -15.95%    3.44%      4.21%     -10.14%    4.36%    5.05%
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01         N/A      N/A    -17.44%         N/A      N/A  -10.09%
Met Investors - Lord Abbett Bond Debenture B               5/1/96      -4.07%    2.94%      4.58%       1.78%    3.87%    5.42%
Met Investors - Lord Abbett Developing Growth B           8/20/97     -14.43%      N/A     -0.46%      -8.61%      N/A    0.83%
Met Investors - Lord Abbett Growth & Income B            12/11/89     -13.36%    9.17%     11.48%      -7.54%   10.01%   11.93%
Met Investors - Lord Abbett Growth Opportunities B        3/20/01         N/A      N/A     -2.27%         N/A      N/A    5.12%
Met Investors - Lord Abbett Mid-Cap Value B               8/20/97       0.26%      N/A     12.09%       6.14%      N/A   13.15%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 3 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -10.90%         N/A      N/A   -3.54%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -8.57%         N/A      N/A   -1.19%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -13.24%         N/A      N/A   -5.88%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      2.66%         N/A      N/A    9.85%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     11.26%         N/A      N/A   18.46%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      2.11%         N/A      N/A    9.29%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -10.40%         N/A      N/A   -3.04%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -23.93%         N/A      N/A  -16.60%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -6.35%         N/A      N/A    1.02%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -3.72%         N/A      N/A    3.67%
MetLife - MetLife Stock Index B                           10/9/01     -20.78%*   7.04%*     1.25%     -14.98%*   7.90%*   8.44%
MFS - MFS Emerging Growth Series B                       12/31/97     -40.44%    6.39%*     3.05%     -34.71%    7.25%*   4.30%
MFS - MFS High Income Series B                           12/31/97      -5.90%    0.12%*    -2.81%      -0.05%    1.10%*  -1.40%
MFS - MFS Investors Trust Series B                       12/31/97     -23.27%    4.57%*    -0.80%     -17.48%    5.46%*   0.55%
MFS - MFS New Discovery Series B                           9/1/00     -12.64%      N/A    -20.19%      -6.81%      N/A  -15.39%
MFS - MFS Research Series B                              12/31/97     -28.45%    3.94%*     0.41%     -22.68%    4.84%*   1.72%
MFS - MFS Strategic Income Series B                      12/31/97      -3.02%   -0.08%*     0.51%       2.84%    0.91%*   1.84%
PIMCO - High Yield Portfolio                             11/19/99      -5.20%      N/A     -3.66%       0.65%      N/A   -0.55%
PIMCO - Low Duration Portfolio                           11/19/99      -0.01%      N/A      2.26%       5.86%      N/A    5.22%
PIMCO - StockPLUS Growth & Income Portfolio              11/19/99     -18.70%      N/A    -13.47%     -12.89%      N/A  -10.06%
PIMCO - Total Return Portfolio                           11/19/99       0.73%      N/A      3.55%       6.60%      N/A    6.48%
Putnam - Putnam VT Growth & Income B                     12/31/97     -13.76%    5.28%*     1.25%      -7.93%    6.17%*   2.56%
Putnam - Putnam VT Int Growth B                          12/31/97     -27.69%      N/A      5.03%     -21.92%      N/A    6.24%
Putnam - Putnam VT Int New Opp B                         12/31/97     -35.60%      N/A     -2.43%     -29.85%      N/A   -1.05%
Putnam - Putnam VT New Value Class B                     12/31/97      -4.24%      N/A      4.68%       1.62%      N/A    5.92%
Putnam - Putnam VT Vista Class B Shares                  12/31/97     -40.33%      N/A      0.85%     -34.60%      N/A    2.14%
Scudder I - International Portfolio B                    11/19/99     -37.69%      N/A    -24.82%     -31.95%      N/A  -20.96%
Scudder II - Government Securities Portfolio             12/31/97      -0.14%    4.30%*     3.46%       5.73%    5.21%*   4.72%
Scudder II - Small Cap Growth Portfolio                  12/31/97     -35.72%    4.15%*    -2.17%     -29.97%    5.04%*  -0.79%
Scudder II - SVS Dreman Small Cap Value Portfolio        12/31/97       9.84%   19.59%*     0.09%      15.75%   20.33%*   1.44%
Zenith - Davis Venture Value E                             4/2/01     -18.47%*   8.98%*    -7.95%     -12.67%*   9.82%*  -0.59%
Zenith - Harris Oakmark Focused Value B                    4/2/01      19.40%*   8.40%*     9.92%      25.35%*   9.27%*  17.33%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 4                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
AIM - Aim Capital Appreciation                           12/31/97     -30.43%    1.28%*    -0.98%     -24.66%    2.23%*    0.37%
AIM - Aim International Growth Fund                      12/31/97     -30.67%   -3.58%*    -5.41%     -24.91%   -2.54%*   -3.95%
AIM - Aim Premier Equity                                 12/31/97     -19.92%    4.03%*     0.55%     -14.12%    4.93%*    1.86%
Alliance - AllianceBernstein Real Estate Inv Portfolio B  4/24/01         N/A      N/A      5.00%         N/A      N/A    12.37%
Alliance - AllianceBernstein Small Cap B                   5/1/01         N/A      N/A      3.30%         N/A      N/A    10.66%
Alliance - AllianceBernstein Value B                       5/1/01         N/A      N/A     -7.84%         N/A      N/A    -0.50%
Alliance - Premier Growth Portfolio B                     4/10/01     -24.67%*     N/A    -12.06%     -18.88%*     N/A    -4.72%
American Century - VP Income & Growth Fund               11/19/99     -15.81%      N/A    -12.58%     -10.00%      N/A    -9.21%
American Century - VP International Fund                 11/19/99     -36.19%    3.57%*   -18.51%     -30.45%    4.47%*  -14.92%
American Century - VP Value Fund                         11/19/99       4.91%    8.96%*     7.48%      10.80%    9.80%*   10.32%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B           11/19/99     -17.06%    7.96%*    -9.35%     -11.25%    8.81%*   -6.08%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B          11/19/99     -20.81%    6.38%*   -14.48%     -15.01%    7.24%*  -11.04%
Dreyfus - Dreyfus VIP-Stock Index Fund B                 11/19/99     -19.84%    7.47%*   -13.93%     -14.04%    8.32%*  -10.51%
Fidelity - Fidelity Equity-Income Fund B                  2/17/98     -12.75%    6.42%*     0.68%      -6.93%    7.29%*    2.26%
Fidelity - Fidelity Growth Fund B                         2/17/98     -25.55%    8.66%*     4.07%     -19.77%    9.49%*    5.53%
Fidelity - Fidelity High Income Fund B                    4/26/01     -19.32%*  -6.60%*   -17.31%     -13.51%*  -5.47%*  -10.00%
Franklin - Franklin Small Cap B                            3/1/99     -22.56%    7.70%*    10.68%     -16.77%    8.55%*   12.70%
Franklin - Large Cap Growth Securities B                   3/1/99     -18.82%    8.94%*     3.44%     -13.02%    9.78%*    5.65%
Franklin - Mutual Shares Securities B                      5/1/98      -0.75%    7.33%*     2.86%       5.12%    8.20%*    4.45%
Franklin - Templeton Dev Markets Securities B              5/1/98     -15.55%  -14.81%*   -11.99%      -9.73%  -13.36%*   -9.87%
Franklin - Templeton Foreign Securities B                  5/1/98     -23.29%    1.68%*    -5.52%     -17.50%    2.62%*   -3.68%
Franklin - Templeton Global Income Securities B            3/1/99      -5.45%   -0.94%*    -2.78%       0.41%    0.07%*   -0.36%
Franklin - Templeton Growth Securities B                  1/19/99      -8.92%    5.80%*     2.45%      -3.08%    6.69%*    4.63%
Goldman Sachs - Goldman Sachs Global Income Fund          1/29/98      -2.94%      N/A      6.83%       2.93%      N/A     8.23%
Goldman Sachs - Goldman Sachs Growth & Income Fnd         1/29/98     -16.78%      N/A     -5.78%     -10.96%      N/A    -4.01%
Goldman Sachs - Goldman Sachs Internet Tollkpr Fund        7/3/00     -40.60%      N/A    -48.99%     -34.87%      N/A   -43.71%
Goldman Sachs - Goldman Sachs Int'l Equity Fund           1/29/98     -29.42%      N/A     -2.76%     -23.66%      N/A    -1.11%
INVESCO - INVESCO VIF-Dynamics Fund                      11/19/99     -38.11%      N/A    -18.31%     -32.38%      N/A   -14.74%
INVESCO - INVESCO VIF-High Yield Fund                    11/19/99     -22.25%   -4.92%*   -17.20%     -16.46%   -3.84%*  -13.66%
Keyport - Liberty Newport Tiger Fund                     12/31/97     -25.73%   -8.63%*    -1.21%     -19.95%   -7.41%*    0.15%
Met Investors - J.P. Morgan Enhanced Index Portfolio B     5/1/96     -19.04%    7.25%      8.66%     -13.23%    8.10%     9.43%
Met Investors - J.P. Morgan International Equity B         5/1/96     -27.77%   -2.34%     -0.82%     -22.00%   -1.32%     0.11%
Met Investors - J.P. Morgan Quality Bond B                 5/1/96      -0.95%    3.70%      3.97%       4.92%    4.62%     4.83%
Met Investors - J.P. Morgan Select Equity B                5/1/96     -13.83%    6.20%      6.68%      -8.01%    7.07%     7.48%
Met Investors - J.P. Morgan Small Cap Stock B              5/1/96     -16.09%    3.29%      4.05%     -10.27%    4.20%     4.90%
Met Investors - Janus Aggressive Growth Portfolio B       3/20/01         N/A      N/A    -17.54%         N/A      N/A   -10.20%
Met Investors - Lord Abbett Bond Debenture B               5/1/96      -4.23%    2.78%      4.42%       1.63%    3.71%     5.26%
Met Investors - Lord Abbett Developing Growth B           8/20/97     -14.56%      N/A     -0.61%      -8.74%      N/A     0.68%
Met Investors - Lord Abbett Growth & Income B            12/11/89     -13.50%    9.01%     11.31%      -7.67%    9.85%    11.76%
Met Investors - Lord Abbett Growth Opportunities B        3/20/01         N/A      N/A     -2.39%         N/A      N/A     4.99%
Met Investors - Lord Abbett Mid-Cap Value B               8/20/97       0.10%      N/A     11.92%       5.98%      N/A    12.98%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 4 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Met Putnam Research Portfolio B           3/20/01         N/A      N/A    -11.01%         N/A      N/A    -3.65%
Met Investors - MFS Mid Cap Growth Portfolio B            3/20/01         N/A      N/A     -8.68%         N/A      N/A    -1.31%
Met Investors - MFS Research International Portfolio B    3/20/01         N/A      N/A    -13.35%         N/A      N/A    -5.99%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      2.63%         N/A      N/A     9.81%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     11.22%         N/A      N/A    18.42%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      2.07%         N/A      N/A     9.26%
Met Investors - Oppenheimer Capital Appreciation B        3/20/01         N/A      N/A    -10.51%         N/A      N/A    -3.15%
Met Investors - PIMCO Innovation Portfolio B              3/20/01         N/A      N/A    -24.03%         N/A      N/A   -16.70%
Met Investors - PIMCO Money Market Portfolio B            3/20/01         N/A      N/A     -6.47%         N/A      N/A     0.91%
Met Investors - PIMCO Total Return Portfolio B            3/20/01         N/A      N/A     -3.84%         N/A      N/A     3.54%
MetLife - MetLife Stock Index B                           10/9/01     -20.90%*   6.88%*     1.21%     -15.11%*   7.73%*    8.40%
MFS - MFS Emerging Growth Series B                       12/31/97     -40.54%    6.23%*     2.89%     -34.81%    7.09%*    4.14%
MFS - MFS High Income Series B                           12/31/97      -6.05%   -0.03%*    -2.96%      -0.20%    0.95%*   -1.55%
MFS - MFS Investors Trust Series B                       12/31/97     -23.40%    4.41%*    -0.96%     -17.61%    5.31%*    0.40%
MFS - MFS New Discovery Series B                           9/1/00     -12.78%      N/A    -20.32%      -6.95%      N/A   -15.52%
MFS - MFS Research Series B                              12/31/97     -28.57%    3.78%*     0.25%     -22.80%    4.68%*    1.57%
MFS - MFS Strategic Income Series B                      12/31/97      -3.18%   -0.24%*     0.36%       2.69%    0.76%*    1.69%
PIMCO - High Yield Portfolio                             11/19/99      -5.35%      N/A     -3.81%       0.50%      N/A    -0.70%
PIMCO - Low Duration Portfolio                           11/19/99      -0.17%      N/A      2.10%       5.70%      N/A     5.06%
PIMCO - StockPLUS Growth & Income Portfolio              11/19/99     -18.83%      N/A    -13.61%     -13.03%      N/A   -10.20%
PIMCO - Total Return Portfolio                           11/19/99       0.57%      N/A      3.38%       6.44%      N/A     6.32%
Putnam - Putnam VT Growth & Income B                     12/31/97     -13.90%    5.12%*     1.09%      -8.07%    6.01%*    2.40%
Putnam - Putnam VT Int Growth B                          12/31/97     -27.81%      N/A      4.86%     -22.04%      N/A     6.08%
Putnam - Putnam VT Int New Opp B                         12/31/97     -35.70%      N/A     -2.58%     -29.96%      N/A    -1.20%
Putnam - Putnam VT New Value Class B                     12/31/97      -4.39%      N/A      4.52%       1.47%      N/A     5.77%
Putnam - Putnam VT Vista Class B Shares                  12/31/97     -40.43%      N/A      0.69%     -34.70%      N/A     1.99%
Scudder I - International Portfolio B                    11/19/99     -37.79%      N/A    -24.94%     -32.05%      N/A   -21.07%
Scudder II - Government Securities Portfolio             12/31/97      -0.30%    4.14%*     3.30%       5.57%    5.05%*    4.57%
Scudder II - Small Cap Growth Portfolio                  12/31/97     -35.82%    3.99%*    -2.32%     -30.08%    4.88%*   -0.94%
Scudder II - SVS Dreman Small Cap Value Portfolio        12/31/97       9.67%   19.41%*    -0.07%      15.57%   20.15%*    1.28%
Zenith - Davis Venture Value E                             4/2/01     -18.61%*   8.82%*    -8.06%     -12.80%*   9.66%*   -0.70%
Zenith - Harris Oakmark Focused Value B                    4/2/01      19.22%*   8.24%*     9.79%      25.16%*   9.10%*   17.19%

-------------------

   The performance shown reflects deductions of applicable 12b-1 fees from the dates the fees first began. Performance prior to those dates do not reflect such deductions, and returns reported would have been lower if the 12b-1 fees had been deducted. Dreyfus Variable Investment Fund and Dreyfus Stock Index Fund, -12b-1 fee started April 10, 2001; Fidelity Variable Insurance Products Fund - 12b-1 fees started January 12, 2000; Franklin Variable Insurance Products Trust -12b-1 fees started January 6, 1999 (May 1, 1997 for Templeton Developing Markets Securities and Templeton International Securities Funds); MFS Variable Insurance Trust - performance of Service Class is blended with prior performance of Initial Class shares; Putnam Variable Trust - 12b-1 fees increased from .15% to .25% on December 31, 2001.

                      PART 2 - HISTORICAL FUND PERFORMANCE

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the standard Annual Step Up death benefit.

Chart 2 is for contracts with the optional Compound Plus death benefit.

Chart 3 is for contracts with the Annual Step Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compound Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge, the account fee and the Living Benefit rider charges, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2001:

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 1                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
AIM - Aim Capital Appreciation              5/5/93  -23.28%    6.00%   11.75%  -29.93%    3.41%*   9.61%* -24.17%    4.32%*  10.06%*
AIM - Aim International Growth Fund         5/5/93  -23.53%    1.51%    6.85%  -30.16%   -1.17%*   4.75%* -24.40%   -0.18%*   5.19%*
AIM - Aim Premier Equity                    5/5/93  -12.56%    9.69%   13.41%  -19.49%    6.73%*  10.36%* -13.69%    7.59%*  10.80%*
Alliance - AllianceBernstein Real Estate
  Inv Portfolio B                          4/24/01   10.79%      N/A    5.90%      N/A      N/A    5.31%      N/A      N/A   12.68%
Alliance - AllianceBernstein Small Cap B    5/1/01      N/A      N/A   11.80%      N/A      N/A    3.60%      N/A      N/A   10.96%
Alliance - AllianceBernstein Value B        5/1/01      N/A      N/A    0.70%      N/A      N/A   -7.57%      N/A      N/A   -0.24%
Alliance - Premier Growth Portfolio B      7/14/99  -17.21%   12.60%   15.68%  -24.34%*     N/A  -14.06%* -18.56%*     N/A  -10.95%*
American Century - VP Income & Growth
  Fund                                    10/30/97   -8.35%      N/A    6.93%  -15.42%      N/A    4.23%*  -9.60%      N/A    5.45%*
American Century - VP International Fund    5/2/94  -29.17%    6.37%    6.84%  -35.73%    4.06%*   4.95%* -29.98%    4.96%*   5.40%*
American Century - VP Value Fund            5/1/96   12.82%   11.80%   12.61%    5.45%    9.42%*  10.29%*  11.34%   10.26%*  11.06%*
Dreyfus - Dreyfus VIF-Appreciation
  Portfolio B                               4/5/93   -9.63%   10.78%   13.72%  -16.70%    8.40%*  11.68%* -10.89%    9.24%*  12.13%*
Dreyfus - Dreyfus VIF-Disciplined Stock
  Port. B                                   5/1/96  -13.46%    9.19%   11.41%  -20.47%    6.81%*   9.09%* -14.67%    7.67%*   9.86%*
Dreyfus - Dreyfus VIP-Stock Index Fund B   9/29/89  -12.46%   10.30%   12.45%  -19.49%    7.91%*  10.43%* -13.69%    8.76%*  10.88%*
Fidelity - Fidelity Equity-Income Fund B   10/9/86   -5.09%    9.30%   13.56%  -12.38%    6.85%*  11.49%*  -6.55%    7.72%*  11.94%*
Fidelity - Fidelity Growth Fund B          10/9/86  -17.74%   11.56%   13.35%  -25.22%    9.10%*  11.25%* -19.44%    9.93%*  11.70%*
Fidelity - Fidelity High Income Fund B     9/20/85  -11.90%   -3.70%    5.22%  -18.97%*  -6.21%*   3.30%* -13.16%*  -5.10%*   3.72%*
Franklin - Franklin Small Cap B            11/1/95  -15.25%   10.53%   13.45%  -22.23%    8.14%*  11.23%* -16.43%    8.99%*  11.87%*
Franklin - Large Cap Growth Securities B    5/1/96  -11.43%   11.77%   12.82%  -18.47%    9.38%*  10.49%* -12.67%   10.22%*  11.25%*
Franklin - Mutual Shares Securities B      11/8/96    7.04%   10.16%   10.60%   -0.32%    7.77%*   8.20%*   5.55%    8.63%*   9.06%*
Franklin - Templeton Dev Markets
  Securities B                              3/4/96   -8.08%  -11.78%  -11.10%  -15.19%  -14.44%* -13.71%*  -9.37%  -13.01%* -12.33%*
Franklin - Templeton Foreign Securities B   5/1/92  -15.99%    4.63%    4.64%  -22.96%    2.09%*   7.67%* -17.17%    3.03%*   8.11%*
Franklin - Templeton Global Income
  Securities B                             1/24/89    2.24%    1.87%    4.30%   -5.04%   -0.53%*   2.38%*   0.81%    0.47%*   2.83%*
Franklin - Templeton Growth Securities B   3/15/94   -1.31%    8.40%   10.05%   -8.53%    6.24%*   7.76%*  -2.69%    7.11%*   8.22%*
Goldman Sachs - Goldman Sachs Global
  Income Fund                              1/12/98   10.40%      N/A    6.63%   -2.20%      N/A    2.41%*   3.67%      N/A    3.91%*
Goldman Sachs - Goldman Sachs Growth
  & Income Fnd                             1/12/98   -9.34%      N/A   -1.00%  -16.39%      N/A   -4.06%* -10.57%      N/A   -2.37%*
Goldman Sachs - Goldman Sachs Internet
  Tollkpr Fund                              5/1/00  -33.68%      N/A  -37.76%  -40.32%      N/A  -43.83%* -34.59%      N/A  -38.84%*
Goldman Sachs - Goldman Sachs Int'l
  Equity Fund                              1/12/98  -22.26%      N/A    1.68%  -29.03%      N/A   -1.28%* -23.26%      N/A    0.31%*
INVESCO - INVESCO VIF-Dynamics Fund        8/25/97  -31.14%      N/A    5.75%  -37.77%      N/A    3.10%* -32.03%      N/A    4.30%*
INVESCO - INVESCO VIF-High Yield Fund      5/26/94  -14.93%   -0.48%    4.24%  -21.86%   -4.51%*   2.27%* -16.07%   -3.44%*   2.71%*
Keyport - Liberty Newport Tiger Fund        5/1/95  -18.48%   -5.73%   -0.66%  -24.82%   -8.10%*  -2.69%* -19.04%   -6.91%*  -1.94%*
Met Investors - J.P. Morgan Enhanced
  Index Portfolio B                         5/1/96  -11.65%    9.91%   11.24%  -18.69%    7.69%    9.10%  -12.88%    8.53%    9.86%
Met Investors - J.P. Morgan International
  Equity B                                  5/1/96  -20.71%    0.30%    1.75%  -27.46%   -1.93%   -0.41%  -21.68%   -0.92%    0.51%
Met Investors - J.P. Morgan Quality Bond B  5/1/96    6.75%    6.49%    6.71%   -0.52%    4.13%    4.40%    5.35%    5.04%    5.25%
Met Investors - J.P. Morgan Select
  Equity B                                  5/1/96   -6.32%    9.00%    9.43%  -13.46%    6.63%    7.12%   -7.64%    7.50%    7.92%
Met Investors - J.P. Morgan Small Cap
  Stock B                                   5/1/96   -8.85%    5.94%    6.64%  -15.73%    3.71%    4.48%   -9.91%    4.62%    5.32%
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -34.24%*     N/A      N/A  -26.92%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%   -3.82%    3.20%    4.85%    2.04%    4.13%    5.68%
Met Investors - Lord Abbett Developing
  Growth B                                 8/20/97   -7.05%      N/A    2.51%  -14.20%      N/A   -0.20%   -8.38%      N/A    1.08%
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%  -13.13%    9.45%   11.80%   -7.30%   10.29%   12.25%
Met Investors - Lord Abbett Growth
  Opportunities B                          2/12/01      N/A      N/A  -10.70%      N/A      N/A  -19.18%*     N/A      N/A  -11.81%*
Met Investors - Lord Abbett Mid-Cap
  Value B                                  8/20/97  -11.32%      N/A    9.84%    0.53%      N/A   12.38%    6.40%      N/A   13.43%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 1 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -26.69%*     N/A      N/A  -19.34%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -24.99%*     N/A      N/A  -17.63%*
Met Investors - MFS Research International
  Portfolio B                              2/12/01      N/A      N/A  -15.14%      N/A      N/A  -23.55%*     N/A      N/A  -16.19%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    2.73%      N/A      N/A    9.91%
Met Investors - MIST AIM Small Cap Growth
  Portfolio B                              10/9/01      N/A      N/A   18.90%      N/A      N/A   11.33%      N/A      N/A   18.52%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    2.17%      N/A      N/A    9.36%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -22.69%*     N/A      N/A  -15.33%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -46.35%*     N/A      N/A  -39.07%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A   -5.87%*     N/A      N/A    1.54%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A   -2.06%*     N/A      N/A    5.36%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -20.56%*   7.31%*  10.10%* -14.76%*   8.17%*  10.55%*
MFS - MFS Emerging Growth Series B         7/24/95  -33.62%    9.04%   12.36%  -40.28%    6.67%*  10.17%* -34.55%    7.52%*  10.79%*
MFS - MFS High Income Series B             7/26/95    1.62%    2.79%    4.78%   -5.65%    0.38%*   2.62%*   0.20%    1.36%*   3.32%*
MFS - MFS Investors Trust Series B         10/9/95  -16.10%    7.22%   10.67%  -23.07%    4.84%*   8.48%* -17.28%    5.73%*   9.13%*
MFS - MFS New Discovery Series B           4/29/98   -5.25%      N/A   14.53%  -12.41%      N/A   11.50%*  -6.58%      N/A   12.88%*
MFS - MFS Research Series B                7/26/95  -21.39%    6.57%   10.13%  -28.26%    4.21%*   7.97%* -22.49%    5.10%*   8.60%*
MFS - MFS Strategic Income Series B        6/14/94    4.56%    2.59%    4.19%   -2.76%    0.18%*   2.28%*   3.10%    1.16%*   2.73%*
PIMCO - High Yield Portfolio               4/30/98    2.35%      N/A    1.70%   -4.86%      N/A   -1.39%*   1.00%      N/A    0.32%*
PIMCO - Low Duration Portfolio             2/16/99    7.61%      N/A    8.30%    1.00%      N/A    2.91%*   6.87%      N/A    5.13%*
PIMCO - StockPLUS Growth & Income
  Portfolio                               12/31/97  -11.28%      N/A  -11.88%  -17.65%      N/A    3.26%* -11.84%      N/A    4.52%*
PIMCO - Total Return Portfolio            12/31/97    8.37%      N/A    6.55%    1.15%      N/A    3.34%*   7.02%      N/A    4.61%*
Putnam - Putnam VT Growth & Income B        2/1/88   -6.39%    7.93%   11.80%  -13.53%    5.55%*   9.79%*  -7.70%    6.44%*  10.24%*
Putnam - Putnam VT Int Growth B             1/2/97  -20.61%      N/A    9.58%  -27.50%      N/A    7.05%* -21.72%      N/A    8.04%*
Putnam - Putnam VT Int New Opp B            1/2/97  -28.68%      N/A    0.42%  -35.42%      N/A   -2.18%* -29.68%      N/A   -0.97%*
Putnam - Putnam VT New Value Class B        1/2/97    3.32%      N/A    9.59%   -3.98%      N/A    7.05%*   1.87%      N/A    8.05%*
Putnam - Putnam VT Vista Class B Shares     1/2/97  -33.50%      N/A    7.44%  -40.16%      N/A    4.91%* -34.43%      N/A    5.94%*
Scudder I - International Portfolio B       5/8/97  -30.81%      N/A    0.17%  -37.52%      N/A   -2.49%* -31.78%      N/A   -1.22%*
Scudder II - Government Securities
  Portfolio                                 9/3/87    7.48%    6.96%    6.48%    0.89%    4.73%*   4.63%*   6.76%    5.64%*   5.08%*
Scudder II - Small Cap Growth Portfolio     5/2/94  -28.91%    6.33%   11.81%  -35.51%    3.97%*   9.76%* -29.76%    4.86%*  10.20%*
Scudder II - SVS Dreman Small Cap Value
  Portfolio                                 5/1/96   17.63%    6.34%    5.92%   10.30%   19.64%*  17.26%*  16.21%   20.38%*  17.95%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -18.26%*   9.26%*  14.06%* -12.45%*  10.09%*  14.52%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   19.72%*   8.68%*  11.20%*  25.66%*   9.54%*  11.66%*
Zenith - MFS Investors Trust B             4/30/99  -15.93%      N/A   -5.35%  -22.90%      N/A   -9.43%  -16.83%      N/A   -6.66%
Zenith - MFS Total Return B                4/30/87   -3.80%    9.13%   10.56%  -10.98%    6.74%    8.56%   -5.15%    7.61%    9.01%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 2                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
AIM - Aim Capital Appreciation              5/5/93  -23.28%    6.00%   11.75%  -30.24%    1.54%*   8.42%* -24.47%    2.48%*   8.87%*
AIM - Aim International Growth Fund         5/5/93  -23.53%    1.51%    6.85%  -30.48%   -3.33%*   3.40%* -24.72%   -2.29%*   3.83%*
AIM - Aim Premier Equity                    5/5/93  -12.56%    9.69%   13.41%  -19.71%    4.30%*   8.86%* -13.91%    5.19%*   9.30%*
Alliance - AllianceBernstein Real Estate
  Inv Portfolio B                          4/24/01   10.79%      N/A    5.90%      N/A      N/A    5.19%      N/A      N/A   12.56%
Alliance - AllianceBernstein Small Cap B    5/1/01      N/A      N/A   11.80%      N/A      N/A    3.49%      N/A      N/A   10.85%
Alliance - AllianceBernstein Value B        5/1/01      N/A      N/A    0.70%      N/A      N/A   -7.67%      N/A      N/A   -0.34%
Alliance - Premier Growth Portfolio B      7/14/99  -17.21%   12.60%   15.68%  -24.47%*     N/A  -14.20%* -18.68%*     N/A  -11.08%*
American Century - VP Income
  & Growth Fund                           10/30/97   -8.35%      N/A    6.93%  -15.59%      N/A    4.06%*  -9.77%      N/A    5.28%*
American Century - VP International Fund    5/2/94  -29.17%    6.37%    6.84%  -36.02%    3.83%*   4.75%* -30.27%    4.73%*   5.19%*
American Century - VP Value Fund            5/1/96   12.82%   11.80%   12.61%    5.19%    9.23%*  10.11%*  11.08%   10.08%*  10.88%*
Dreyfus - Dreyfus VIF-Appreciation
  Portfolio B                               4/5/93   -9.63%   10.78%   13.72%  -16.84%    8.24%*  11.51%* -11.03%    9.08%*  11.96%*
Dreyfus - Dreyfus VIF-Disciplined
  Stock Port. B                             5/1/96  -13.46%    9.19%   11.41%  -20.59%    6.65%*   8.92%* -14.80%    7.51%*   9.69%*
Dreyfus - Dreyfus VIP-Stock Index Fund B   9/29/89  -12.46%   10.30%   12.45%  -19.62%    7.75%*  10.26%* -13.82%    8.59%*  10.71%*
Fidelity - Fidelity Equity-Income Fund B   10/9/86   -5.09%    9.30%   13.56%  -12.52%    6.69%*  11.32%*  -6.69%    7.56%*  11.77%*
Fidelity - Fidelity Growth Fund B          10/9/86  -17.74%   11.56%   13.35%  -25.35%    8.93%*  11.08%* -19.56%    9.76%*  11.53%*
Fidelity - Fidelity High Income Fund B     9/20/85  -11.90%   -3.70%    5.22%  -19.10%*  -6.36%*   3.14%* -13.29%*  -5.24%*   3.57%*
Franklin - Franklin Small Cap B            11/1/95  -15.25%   10.53%   13.45%  -22.35%    7.97%*  11.06%* -16.56%    8.82%*  11.70%*
Franklin - Large Cap Growth Securities B    5/1/96  -11.43%   11.77%   12.82%  -18.61%    9.21%*  10.32%* -12.80%   10.05%*  11.08%*
Franklin - Mutual Shares Securities B      11/8/96    7.04%   10.16%   10.60%   -0.48%    7.60%*   8.04%*   5.39%    8.47%*   8.89%*
Franklin - Templeton Dev Markets
  Securities B                              3/4/96   -8.08%  -11.78%  -11.10%  -15.32%  -14.58%* -13.85%*  -9.50%  -13.14%* -12.46%*
Franklin - Templeton Foreign Securities B   5/1/92  -15.99%    4.63%    4.64%  -23.09%    1.94%*   7.51%* -17.30%    2.88%*   7.95%*
Franklin - Templeton Global Income
  Securities B                             1/24/89    2.24%    1.87%    4.30%   -5.20%   -0.68%*   2.22%*   0.66%    0.32%*   2.67%*
Franklin - Templeton Growth Securities B   3/15/94   -1.31%    8.40%   10.05%   -8.68%    6.07%*   7.60%*  -2.84%    6.95%*   8.06%*
Goldman Sachs - Goldman Sachs Global
  Income Fund                              1/12/98   10.40%      N/A    6.63%   -2.68%      N/A    6.80%*   3.18%      N/A    8.19%*
Goldman Sachs - Goldman Sachs Growth
  & Income Fnd                             1/12/98   -9.34%      N/A   -1.00%  -16.55%      N/A   -4.23%* -10.74%      N/A   -2.53%*
Goldman Sachs - Goldman Sachs Internet
  Tollkpr Fund                              5/1/00  -33.68%      N/A  -37.76%  -40.44%      N/A  -43.94%* -34.71%      N/A  -38.95%*
Goldman Sachs - Goldman Sachs Int'l
  Equity Fund                              1/12/98  -22.26%      N/A    1.68%  -29.23%      N/A   -1.48%* -23.46%      N/A    0.11%*
INVESCO - INVESCO VIF-Dynamics Fund        8/25/97  -31.14%      N/A    5.75%  -37.94%      N/A    2.92%* -32.21%      N/A    4.12%*
INVESCO - INVESCO VIF-High Yield Fund      5/26/94  -14.93%   -0.48%    4.24%  -22.04%   -4.67%*   2.11%* -16.25%   -3.59%*   2.55%*
Keyport - Liberty Newport Tiger Fund        5/1/95  -18.48%   -5.73%   -0.66%  -25.53%   -8.39%*  -2.95%* -19.74%   -7.18%*  -2.19%*
Met Investors - J.P. Morgan Enhanced
  Index Portfolio B                         5/1/96  -11.65%    9.91%   11.24%  -18.82%    7.52%    8.93%  -13.02%    8.37%    9.70%
Met Investors - J.P. Morgan International
  Equity B                                  5/1/96  -20.71%    0.30%    1.75%  -27.58%   -2.09%   -0.56%  -21.80%   -1.07%    0.36%
Met Investors - J.P. Morgan Quality Bond B  5/1/96    6.75%    6.49%    6.71%   -0.68%    3.97%    4.24%    5.19%    4.88%    5.09%
Met Investors - J.P. Morgan Select
  Equity B                                  5/1/96   -6.32%    9.00%    9.43%  -13.60%    6.47%    6.96%   -7.78%    7.34%    7.75%
Met Investors - J.P. Morgan Small Cap
  Stock B                                   5/1/96   -8.85%    5.94%    6.64%  -15.86%    3.55%    4.32%  -10.05%    4.46%    5.16%
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -34.34%*     N/A      N/A  -27.02%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%   -3.97%    3.04%    4.69%    1.89%    3.97%    5.52%
Met Investors - Lord Abbett Developing
  Growth B                                 8/20/97   -7.05%      N/A    2.51%  -14.34%      N/A   -0.35%   -8.51%      N/A    0.93%
Met Investors - Lord Abbett Growth &
  Income B                                12/11/89   -5.97%   11.84%   13.84%  -13.27%    9.29%   11.63%   -7.44%   10.12%   12.08%
Met Investors - Lord Abbett Growth
  Opportunities B                          2/12/01      N/A      N/A  -10.70%      N/A      N/A  -19.29%*     N/A      N/A  -11.92%*
Met Investors - Lord Abbett Mid-Cap
  Value B                                  8/20/97  -11.32%      N/A    9.84%    0.37%      N/A   12.21%    6.24%      N/A   13.26%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 2 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -26.80%*     N/A      N/A  -19.45%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -25.10%*     N/A      N/A  -17.74%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -23.66%*     N/A      N/A  -16.30%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    2.69%      N/A      N/A    9.88%
Met Investors - MIST AIM Small Cap Growth
  Portfolio B                              10/9/01      N/A      N/A   18.90%      N/A      N/A   11.29%      N/A      N/A   18.48%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    2.13%      N/A      N/A    9.32%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -22.80%*     N/A      N/A  -15.44%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -46.44%*     N/A      N/A  -39.15%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A   -6.01%*     N/A      N/A    1.41%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A   -2.20%*     N/A      N/A    5.22%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -20.69%*   7.15%*   9.93%* -14.89%*   8.00%*  10.38%*
MFS - MFS Emerging Growth Series B         7/24/95  -33.62%    9.04%   12.36%  -40.38%    6.50%*  10.00%* -34.65%    7.36%*  10.62%*
MFS - MFS High Income Series B             7/26/95    1.62%    2.79%    4.78%   -5.80%    0.23%*   2.47%*   0.05%    1.20%*   3.16%*
MFS - MFS Investors Trust Series B         10/9/95  -16.10%    7.22%   10.67%  -23.19%    4.68%*   8.32%* -17.40%    5.57%*   8.96%*
MFS - MFS New Discovery Series B           4/29/98   -5.25%      N/A   14.53%  -12.55%      N/A   11.32%*  -6.72%      N/A   12.71%*
MFS - MFS Research Series B                7/26/95  -21.39%    6.57%   10.13%  -28.38%    4.05%*   7.80%* -22.60%    4.94%*   8.44%*
MFS - MFS Strategic Income Series B        6/14/94    4.56%    2.59%    4.19%   -2.92%    0.02%*   2.13%*   2.94%    1.01%*   2.58%*
PIMCO - High Yield Portfolio               4/30/98    2.35%      N/A    1.70%   -5.10%      N/A   -1.60%*   0.76%      N/A    0.12%*
PIMCO - Low Duration Portfolio             2/16/99    7.61%      N/A    8.30%    0.10%      N/A    2.24%*   5.97%      N/A    4.48%*
PIMCO - StockPLUS Growth & Income
  Portfolio                               12/31/97  -11.28%      N/A  -11.88%  -18.61%      N/A    2.85%* -12.81%      N/A    4.11%*
PIMCO - Total Return Portfolio            12/31/97    8.37%      N/A    6.55%    0.83%      N/A    3.15%*   6.71%      N/A    4.42%*
Putnam - Putnam VT Growth & Income B        2/1/88   -6.39%    7.93%   11.80%  -13.67%    5.39%*   9.63%*  -7.84%    6.28%*  10.08%*
Putnam - Putnam VT Int Growth B             1/2/97  -20.61%      N/A    9.58%  -27.62%      N/A    6.88%* -21.84%      N/A    7.88%*
Putnam - Putnam VT Int New Opp B            1/2/97  -28.68%      N/A    0.42%  -35.53%      N/A   -2.33%* -29.78%      N/A   -1.12%*
Putnam - Putnam VT New Value Class B        1/2/97    3.32%      N/A    9.59%   -4.14%      N/A    6.88%*   1.72%      N/A    7.89%*
Putnam - Putnam VT Vista Class B Shares     1/2/97  -33.50%      N/A    7.44%  -40.26%      N/A    4.75%* -34.53%      N/A    5.78%*
Scudder I - International Portfolio B       5/8/97  -30.81%      N/A    0.17%  -37.62%      N/A   -2.64%* -31.88%      N/A   -1.37%*
Scudder II - Government Securities
  Portfolio                                 9/3/87    7.48%    6.96%    6.48%   -0.04%    4.41%*   4.39%*   5.84%    5.32%*   4.84%*
Scudder II - Small Cap Growth Portfolio     5/2/94  -28.91%    6.33%   11.81%  -35.65%    4.25%*   9.89%* -29.90%    5.14%*  10.34%*
Scudder II - SVS Dreman Small Cap Value
  Portfolio                                 5/1/96   17.63%    6.34%    5.92%    9.95%   19.71%*  17.30%*  15.86%   20.45%*  18.00%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -18.39%*   9.10%*  13.89%* -12.58%*   9.93%*  14.35%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   19.53%*   8.51%*  11.03%*  25.47%*   9.38%*  11.49%*
Zenith - MFS Investors Trust B             4/30/99  -15.93%      N/A   -5.35%  -23.02%      N/A   -9.58%  -17.17%      N/A   -6.80%
Zenith - MFS Total Return B                4/30/87   -3.80%    9.13%   10.56%  -11.12%    6.58%    8.40%   -5.29%    7.45%    8.85%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 3                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
AIM - Aim Capital Appreciation              5/5/93  -23.28%    6.00%   11.75%  -30.31%    1.44%*   8.32%* -24.55%    2.38%*   8.76%*
AIM - Aim International Growth Fund         5/5/93  -23.53%    1.51%    6.85%  -30.56%   -3.43%*   3.30%* -24.79%   -2.39%*   3.73%*
AIM - Aim Premier Equity                    5/5/93  -12.56%    9.69%   13.41%  -19.80%    4.19%*   8.75%* -13.99%    5.09%*   9.19%*
Alliance - AllianceBernstein Real Estate
  Inv Portfolio B                          4/24/01   10.79%      N/A    5.90%      N/A      N/A    5.11%      N/A      N/A   12.48%
Alliance - AllianceBernstein Small Cap B    5/1/01      N/A      N/A   11.80%      N/A      N/A    3.41%      N/A      N/A   10.77%
Alliance - AllianceBernstein Value B        5/1/01      N/A      N/A    0.70%      N/A      N/A   -7.74%      N/A      N/A   -0.41%
Alliance - Premier Growth Portfolio B      7/14/99  -17.21%   12.60%   15.68%  -24.55%*     N/A  -14.29%* -18.76%*     N/A  -11.17%*
American Century - VP Income
  & Growth Fund                           10/30/97   -8.35%      N/A    6.93%  -15.68%      N/A    3.95%*  -9.86%      N/A    5.17%*
American Century - VP International Fund    5/2/94  -29.17%    6.37%    6.84%  -36.09%    3.72%*   4.64%* -30.34%    4.63%*   5.09%*
American Century - VP Value Fund            5/1/96   12.82%   11.80%   12.61%    5.08%    9.12%*  10.00%*  10.97%    9.97%*  10.77%*
Dreyfus - Dreyfus VIF-Appreciation
  Portfolio B                               4/5/93   -9.63%   10.78%   13.72%  -16.93%    8.12%*  11.40%* -11.11%    8.97%*  11.85%*
Dreyfus - Dreyfus VIF-Disciplined Stock
  Port. B                                   5/1/96  -13.46%    9.19%   11.41%  -20.68%    6.54%*   8.81%* -14.88%    7.40%*   9.58%*
Dreyfus - Dreyfus VIP-Stock Index Fund B   9/29/89  -12.46%   10.30%   12.45%  -19.71%    7.64%*  10.15%* -13.91%    8.49%*  10.60%*
Fidelity - Fidelity Equity-Income Fund B   10/9/86   -5.09%    9.30%   13.56%  -12.61%    6.58%*  11.21%*  -6.79%    7.45%*  11.66%*
Fidelity - Fidelity Growth Fund B          10/9/86  -17.74%   11.56%   13.35%  -25.43%    8.82%*  10.97%* -19.64%    9.66%*  11.42%*
Fidelity - Fidelity High Income Fund B     9/20/85  -11.90%   -3.70%    5.22%  -19.18%*  -6.46%*   3.04%* -13.38%*  -5.33%*   3.46%*
Franklin - Franklin Small Cap B            11/1/95  -15.25%   10.53%   13.45%  -22.44%    7.86%*  10.95%* -16.65%    8.71%*  11.59%*
Franklin - Large Cap Growth Securities B    5/1/96  -11.43%   11.77%   12.82%  -18.69%    9.10%*  10.21%* -12.89%    9.94%*  10.97%*
Franklin - Mutual Shares Securities B      11/8/96    7.04%   10.16%   10.60%   -0.59%    7.49%*   7.93%*   5.28%    8.36%*   8.78%*
Franklin - Templeton Dev Markets
  Securities B                              3/4/96   -8.08%  -11.78%  -11.10%  -15.41%  -14.67%* -13.94%*  -9.59%  -13.23%* -12.55%*
Franklin - Templeton Foreign Securities B   5/1/92  -15.99%    4.63%    4.64%  -23.17%    1.83%*   7.40%* -17.38%    2.77%*   7.84%*
Franklin - Templeton Global Income
  Securities B                             1/24/89    2.24%    1.87%    4.30%   -5.30%   -0.79%*   2.12%*   0.56%    0.22%*   2.57%*
Franklin - Templeton Growth Securities B   3/15/94   -1.31%    8.40%   10.05%   -8.78%    5.97%*   7.49%*  -2.93%    6.85%*   7.95%*
Goldman Sachs - Goldman Sachs Global
  Income Fund                              1/12/98   10.40%      N/A    6.63%   -2.78%      N/A    6.69%*   3.08%      N/A    8.08%*
Goldman Sachs - Goldman Sachs Growth
  & Income Fnd                             1/12/98   -9.34%      N/A   -1.00%  -16.64%      N/A   -4.33%* -10.83%      N/A   -2.62%*
Goldman Sachs - Goldman Sachs Internet
  Tollkpr Fund                              5/1/00  -33.68%      N/A  -37.76%  -40.50%      N/A  -44.01%* -34.77%      N/A  -39.01%*
Goldman Sachs - Goldman Sachs Int'l
  Equity Fund                              1/12/98  -22.26%      N/A    1.68%  -29.31%      N/A   -1.59%* -23.54%      N/A    0.01%*
INVESCO - INVESCO VIF-Dynamics Fund        8/25/97  -31.14%      N/A    5.75%  -38.01%      N/A    2.82%* -32.27%      N/A    4.02%*
INVESCO - INVESCO VIF-High Yield Fund      5/26/94  -14.93%   -0.48%    4.24%  -22.12%   -4.77%*   2.01%* -16.33%   -3.69%*   2.44%*
Keyport - Liberty Newport Tiger Fund        5/1/95  -18.48%   -5.73%   -0.66%  -25.61%   -8.48%*  -3.05%* -19.83%   -7.28%*  -2.29%*
Met Investors - J.P. Morgan Enhanced
  Index Portfolio B                         5/1/96  -11.65%    9.91%   11.24%  -18.91%    7.41%    8.82%  -13.10%    8.26%    9.59%
Met Investors - J.P. Morgan International
  Equity B                                  5/1/96  -20.71%    0.30%    1.75%  -27.65%   -2.19%   -0.67%  -21.88%   -1.17%    0.26%
Met Investors - J.P. Morgan Quality Bond B  5/1/96    6.75%    6.49%    6.71%   -0.79%    3.86%    4.13%    5.08%    4.78%    4.98%
Met Investors - J.P. Morgan Select
  Equity B                                  5/1/96   -6.32%    9.00%    9.43%  -13.70%    6.36%    6.85%   -7.87%    7.23%    7.65%
Met Investors - J.P. Morgan Small Cap
  Stock B                                   5/1/96   -8.85%    5.94%    6.64%  -15.95%    3.44%    4.21%  -10.14%    4.36%    5.05%
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -34.41%*     N/A      N/A  -27.08%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%   -4.07%    2.94%    4.58%    1.78%    3.87%    5.42%
Met Investors - Lord Abbett Developing
  Growth B                                 8/20/97   -7.05%      N/A    2.51%  -14.43%      N/A   -0.46%   -8.61%      N/A    0.83%
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%  -13.36%    9.17%   11.52%   -7.54%   10.01%   11.97%
Met Investors - Lord Abbett Growth
  Opportunities B                          2/12/01      N/A      N/A  -10.70%      N/A      N/A  -19.37%*     N/A      N/A  -12.00%*
Met Investors - Lord Abbett Mid-Cap
  Value B                                  8/20/97  -11.32%      N/A    9.84%    0.26%      N/A   12.09%    6.14%      N/A   13.15%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 3 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -26.87%*     N/A      N/A  -19.52%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -25.17%*     N/A      N/A  -17.82%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -23.73%*     N/A      N/A  -16.37%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    2.66%      N/A      N/A    9.85%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                       10/9/01      N/A      N/A   18.90%      N/A      N/A   11.26%      N/A      N/A   18.46%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    2.11%      N/A      N/A    9.29%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -22.88%*     N/A      N/A  -15.52%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -46.49%*     N/A      N/A  -39.20%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A   -6.09%*     N/A      N/A    1.32%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A   -2.29%*     N/A      N/A    5.13%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -20.78%*   7.04%*   9.82%* -14.98%*   7.90%*  10.27%*
MFS - MFS Emerging Growth Series B         7/24/95  -33.62%    9.04%   12.36%  -40.44%    6.39%*   9.89%* -34.71%    7.25%*  10.51%*
MFS - MFS High Income Series B             7/26/95    1.62%    2.79%    4.78%   -5.90%    0.12%*   2.36%*  -0.05%    1.10%*   3.06%*
MFS - MFS Investors Trust Series B         10/9/95  -16.10%    7.22%   10.67%  -23.27%    4.57%*   8.21%* -17.48%    5.46%*   8.85%*
MFS - MFS New Discovery Series B           4/29/98   -5.25%      N/A   14.53%  -12.64%      N/A   11.21%*  -6.81%      N/A   12.60%*
MFS - MFS Research Series B                7/26/95  -21.39%    6.57%   10.13%  -28.45%    3.94%*   7.70%* -22.68%    4.84%*   8.33%*
MFS - MFS Strategic Income Series B        6/14/94    4.56%    2.59%    4.19%   -3.02%   -0.08%*   2.02%*   2.84%    0.91%*   2.48%*
PIMCO - High Yield Portfolio               4/30/98    2.35%      N/A    1.70%   -5.20%      N/A   -1.70%*   0.65%      N/A    0.02%*
PIMCO - Low Duration Portfolio             2/16/99    7.61%      N/A    8.30%   -0.01%      N/A    2.13%*   5.86%      N/A    4.38%*
PIMCO - StockPLUS Growth & Income
  Portfolio                               12/31/97  -11.28%      N/A  -11.88%  -18.70%      N/A    2.74%* -12.89%      N/A    4.00%*
PIMCO - Total Return Portfolio            12/31/97    8.37%      N/A    6.55%    0.73%      N/A    3.05%*   6.60%      N/A    4.32%*
Putnam - Putnam VT Growth & Income B        2/1/88   -6.39%    7.93%   11.80%  -13.76%    5.28%*   9.52%*  -7.93%    6.17%*   9.97%*
Putnam - Putnam VT Int Growth B             1/2/97  -20.61%      N/A    9.58%  -27.69%      N/A    6.77%* -21.92%      N/A    7.77%*
Putnam - Putnam VT Int New Opp B            1/2/97  -28.68%      N/A    0.42%  -35.60%      N/A   -2.43%* -29.85%      N/A   -1.22%*
Putnam - Putnam VT New Value Class B        1/2/97    3.32%      N/A    9.59%   -4.24%      N/A    6.77%*   1.62%      N/A    7.78%*
Putnam - Putnam VT Vista Class B Shares     1/2/97  -33.50%      N/A    7.44%  -40.33%      N/A    4.64%* -34.60%      N/A    5.67%*
Scudder I - International Portfolio B       5/8/97  -30.81%      N/A    0.17%  -37.69%      N/A   -2.74%* -31.95%      N/A   -1.47%*
Scudder II - Government Securities
  Portfolio                                 9/3/87    7.48%    6.96%    6.48%   -0.14%    4.30%*   4.29%*   5.73%    5.21%*   4.74%*
Scudder II - Small Cap Growth Portfolio     5/2/94  -28.91%    6.33%   11.81%  -35.72%    4.15%*   9.78%* -29.97%    5.04%*  10.23%*
Scudder II - SVS Dreman Small Cap Value
  Portfolio                                 5/1/96   17.63%    6.34%    5.92%    9.84%   19.59%*  17.18%*  15.75%   20.33%*  17.88%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -18.47%*   8.98%*  13.77%* -12.67%*   9.82%*  14.24%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   19.40%*   8.40%*  10.92%*  25.35%*   9.27%*  11.38%*
Zenith - MFS Investors Trust B             4/30/99  -15.93%      N/A   -5.35%  -23.10%      N/A   -9.68%  -17.39%      N/A   -6.89%
Zenith - MFS Total Return B                4/30/87   -3.80%    9.13%   10.56%  -11.22%    6.47%    8.29%   -5.39%    7.34%    8.74%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 4                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
AIM - Aim Capital Appreciation              5/5/93  -23.28%    6.00%   11.75%  -30.43%    1.28%*   8.15%* -24.66%    2.23%*   8.59%*
AIM - Aim International Growth Fund         5/5/93  -23.53%    1.51%    6.85%  -30.67%   -3.58%*   3.14%* -24.91%   -2.54%*   3.58%*
AIM - Aim Premier Equity                    5/5/93  -12.56%    9.69%   13.41%  -19.92%    4.03%*   8.59%* -14.12%    4.93%*   9.03%*
Alliance - AllianceBernstein Real Estate
  Inv Portfolio B                          4/24/01   10.79%      N/A    5.90%      N/A      N/A    5.00%      N/A      N/A   12.37%
Alliance - AllianceBernstein Small Cap B    5/1/01      N/A      N/A   11.80%      N/A      N/A    3.30%      N/A      N/A   10.66%
Alliance - AllianceBernstein Value B        5/1/01      N/A      N/A    0.70%      N/A      N/A   -7.84%      N/A      N/A   -0.50%
Alliance - Premier Growth Portfolio B      7/14/99  -17.21%   12.60%   15.68%  -24.67%*     N/A  -14.43%* -18.88%*     N/A  -11.31%*
American Century - VP Income
  & Growth Fund                           10/30/97   -8.35%      N/A    6.93%  -15.81%      N/A    3.79%* -10.00%      N/A    5.02%*
American Century - VP International Fund    5/2/94  -29.17%    6.37%    6.84%  -36.19%    3.57%*   4.48%* -30.45%    4.47%*   4.93%*
American Century - VP Value Fund            5/1/96   12.82%   11.80%   12.61%    4.91%    8.96%*   9.83%*  10.80%    9.80%*  10.60%*
Dreyfus - Dreyfus VIF-Appreciation
  Portfolio B                               4/5/93   -9.63%   10.78%   13.72%  -17.06%    7.96%*  11.23%* -11.25%    8.81%*  11.69%*
Dreyfus - Dreyfus VIF-Disciplined Stock
  Port. B                                   5/1/96  -13.46%    9.19%   11.41%  -20.81%    6.38%*   8.65%* -15.01%    7.24%*   9.42%*
Dreyfus - Dreyfus VIP-Stock Index Fund B   9/29/89  -12.46%   10.30%   12.45%  -19.84%    7.47%*   9.99%* -14.04%    8.32%*  10.44%*
Fidelity - Fidelity Equity-Income Fund B   10/9/86   -5.09%    9.30%   13.56%  -12.75%    6.42%*  11.04%*  -6.93%    7.29%*  11.49%*
Fidelity - Fidelity Growth Fund B          10/9/86  -17.74%   11.56%   13.35%  -25.55%    8.66%*  10.81%* -19.77%    9.49%*  11.26%*
Fidelity - Fidelity High Income Fund B     9/20/85  -11.90%   -3.70%    5.22%  -19.32%*  -6.60%*   2.88%* -13.51%*  -5.47%*   3.31%*
Franklin - Franklin Small Cap B            11/1/95  -15.25%   10.53%   13.45%  -22.56%    7.70%*  10.78%* -16.77%    8.55%*  11.42%*
Franklin - Large Cap Growth Securities B    5/1/96  -11.43%   11.77%   12.82%  -18.82%    8.94%*  10.04%* -13.02%    9.78%*  10.80%*
Franklin - Mutual Shares Securities B      11/8/96    7.04%   10.16%   10.60%   -0.75%    7.33%*   7.76%*   5.12%    8.20%*   8.62%*
Franklin - Templeton Dev Markets
  Securities B                              3/4/96   -8.08%  -11.78%  -11.10%  -15.55%  -14.81%* -14.08%*  -9.73%  -13.36%* -12.68%*
Franklin - Templeton Foreign Securities B   5/1/92  -15.99%    4.63%    4.64%  -23.29%    1.68%*   7.24%* -17.50%    2.62%*   7.68%*
Franklin - Templeton Global Income
  Securities B                             1/24/89    2.24%    1.87%    4.30%   -5.45%   -0.94%*   1.97%*   0.41%    0.07%*   2.41%*
Franklin - Templeton Growth Securities B   3/15/94   -1.31%    8.40%   10.05%   -8.92%    5.80%*   7.33%*  -3.08%    6.69%*   7.79%*
Goldman Sachs - Goldman Sachs Global
  Income Fund                              1/12/98   10.40%      N/A    6.63%   -2.94%      N/A    6.53%*   2.93%      N/A    7.92%*
Goldman Sachs - Goldman Sachs Growth
  & Income Fnd                             1/12/98   -9.34%      N/A   -1.00%  -16.78%      N/A   -4.48%* -10.96%      N/A   -2.77%*
Goldman Sachs - Goldman Sachs Internet
  Tollkpr Fund                              5/1/00  -33.68%      N/A  -37.76%  -40.60%      N/A  -44.10%* -34.87%      N/A  -39.10%*
Goldman Sachs - Goldman Sachs Int'l
  Equity Fund                              1/12/98  -22.26%      N/A    1.68%  -29.42%      N/A   -1.74%* -23.66%      N/A   -0.14%*
INVESCO - INVESCO VIF-Dynamics Fund        8/25/97  -31.14%      N/A    5.75%  -38.11%      N/A    2.66%* -32.38%      N/A    3.86%*
INVESCO - INVESCO VIF-High Yield Fund      5/26/94  -14.93%   -0.48%    4.24%  -22.25%   -4.92%*   1.85%* -16.46%   -3.84%*   2.29%*
Keyport - Liberty Newport Tiger Fund        5/1/95  -18.48%   -5.73%   -0.66%  -25.73%   -8.63%*  -3.20%* -19.95%   -7.41%*  -2.44%*
Met Investors - J.P. Morgan Enhanced
  Index Portfolio B                         5/1/96  -11.65%    9.91%   11.24%  -19.04%    7.25%    8.66%  -13.23%    8.10%    9.43%
Met Investors - J.P. Morgan International
  Equity B                                  5/1/96  -20.71%    0.30%    1.75%  -27.77%   -2.34%   -0.82%  -22.00%   -1.32%    0.11%
Met Investors - J.P. Morgan Quality Bond B  5/1/96    6.75%    6.49%    6.71%   -0.95%    3.70%    3.97%    4.92%    4.62%    4.83%
Met Investors - J.P. Morgan Select
  Equity B                                  5/1/96   -6.32%    9.00%    9.43%  -13.83%    6.20%    6.68%   -8.01%    7.07%    7.48%
Met Investors - J.P. Morgan Small Cap
  Stock B                                   5/1/96   -8.85%    5.94%    6.64%  -16.09%    3.29%    4.05%  -10.27%    4.20%    4.90%
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -34.50%*     N/A      N/A  -27.18%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%   -4.23%    2.78%    4.42%    1.63%    3.71%    5.26%
Met Investors - Lord Abbett Developing
  Growth B                                 8/20/97   -7.05%      N/A    2.51%  -14.56%      N/A   -0.61%   -8.74%      N/A    0.68%
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%  -13.50%    9.01%   11.35%   -7.67%    9.85%   11.80%
Met Investors - Lord Abbett Growth
  Opportunities B                          2/12/01      N/A      N/A  -10.70%      N/A      N/A  -19.49%*     N/A      N/A  -12.12%*
Met Investors - Lord Abbett Mid-Cap
  Value B                                  8/20/97  -11.32%      N/A    9.84%    0.10%      N/A   11.92%    5.98%      N/A   12.98%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (MLI)                                  Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 4 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION

Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -26.97%*     N/A      N/A  -19.63%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -25.28%*     N/A      N/A  -17.92%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -23.84%*     N/A      N/A  -16.48%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    2.63%      N/A      N/A    9.81%
Met Investors - MIST AIM Small Cap Growth
  Portfolio B                              10/9/01      N/A      N/A   18.90%      N/A      N/A   11.22%      N/A      N/A   18.42%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    2.07%      N/A      N/A    9.26%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -22.99%*     N/A      N/A  -15.63%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -46.57%*     N/A      N/A  -39.28%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A   -6.23%*     N/A      N/A    1.19%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A   -2.43%*     N/A      N/A    4.99%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -20.90%*   6.88%*   9.66%* -15.11%*   7.73%*  10.11%*
MFS - MFS Emerging Growth Series B         7/24/95  -33.62%    9.04%   12.36%  -40.54%    6.23%*   9.73%* -34.81%    7.09%*  10.34%*
MFS - MFS High Income Series B             7/26/95    1.62%    2.79%    4.78%   -6.05%   -0.03%*   2.21%*  -0.20%    0.95%*   2.90%*
MFS - MFS Investors Trust Series B         10/9/95  -16.10%    7.22%   10.67%  -23.40%    4.41%*   8.04%* -17.61%    5.31%*   8.69%*
MFS - MFS New Discovery Series B           4/29/98   -5.25%      N/A   14.53%  -12.78%      N/A   11.04%*  -6.95%      N/A   12.43%*
MFS - MFS Research Series B                7/26/95  -21.39%    6.57%   10.13%  -28.57%    3.78%*   7.53%* -22.80%    4.68%*   8.17%*
MFS - MFS Strategic Income Series B        6/14/94    4.56%    2.59%    4.19%   -3.18%   -0.24%*   1.87%*   2.69%    0.76%*   2.32%*
PIMCO - High Yield Portfolio               4/30/98    2.35%      N/A    1.70%   -5.35%      N/A   -1.86%*   0.50%      N/A   -0.13%*
PIMCO - Low Duration Portfolio             2/16/99    7.61%      N/A    8.30%   -0.17%      N/A    1.97%*   5.70%      N/A    4.22%*
PIMCO - StockPLUS Growth & Income
  Portfolio                               12/31/97  -11.28%      N/A  -11.88%  -18.83%      N/A    2.58%* -13.03%      N/A    3.85%*
PIMCO - Total Return Portfolio            12/31/97    8.37%      N/A    6.55%    0.57%      N/A    2.89%*   6.44%      N/A    4.16%*
Putnam - Putnam VT Growth & Income B        2/1/88   -6.39%    7.93%   11.80%  -13.90%    5.12%*   9.35%*  -8.07%    6.01%*   9.80%*
Putnam - Putnam VT Int Growth B             1/2/97  -20.61%      N/A    9.58%  -27.81%      N/A    6.61%* -22.04%      N/A    7.61%*
Putnam - Putnam VT Int New Opp B            1/2/97  -28.68%      N/A    0.42%  -35.70%      N/A   -2.58%* -29.96%      N/A   -1.37%*
Putnam - Putnam VT New Value Class B        1/2/97    3.32%      N/A    9.59%   -4.39%      N/A    6.61%*   1.47%      N/A    7.62%*
Putnam - Putnam VT Vista Class B Shares     1/2/97  -33.50%      N/A    7.44%  -40.43%      N/A    4.48%* -34.70%      N/A    5.51%*
Scudder I - International Portfolio B       5/8/97  -30.81%      N/A    0.17%  -37.79%      N/A   -2.89%* -32.05%      N/A   -1.61%*
Scudder II - Government Securities
  Portfolio                                 9/3/87    7.48%    6.96%    6.48%   -0.30%    4.14%*   4.13%*   5.57%    5.05%*   4.58%*
Scudder II - Small Cap Growth Portfolio     5/2/94  -28.91%    6.33%   11.81%  -35.82%    3.99%*   9.62%* -30.08%    4.88%*  10.06%*
Scudder II - SVS Dreman Small Cap Value
  Portfolio                                 5/1/96   17.63%    6.34%    5.92%    9.67%   19.41%*  17.01%*  15.57%   20.15%*  17.70%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -18.61%*   8.82%*  13.60%* -12.80%*   9.66%*  14.07%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   19.22%*   8.24%*  10.76%*  25.16%*   9.10%*  11.22%*
Zenith - MFS Investors Trust B             4/30/99  -15.93%      N/A   -5.35%  -23.23%      N/A   -9.82%  -17.72%      N/A   -7.03%
Zenith - MFS Total Return B                4/30/87   -3.80%    9.13%   10.56%  -11.36%    6.31%    8.13%   -5.53%    7.18%    8.58%

-------------------

The performance shown reflects deductions of applicable 12b-1 fees from the dates the fees first began. Performance prior to those dates do not reflect such deductions, and returns reported would have been lower if the 12b-1 fees had been deducted. Dreyfus Variable Investment Fund and Dreyfus Stock Index Fund, -12b-1 fee started April 10 2001; Fidelity Variable Insurance Products Fund - 12b-1 fees started January 12, 2000; Franklin Variable Insurance Products Trust -12b-1 fees started January 6, 1999 (May 1, 1997 for Templeton Developing Markets Securities and Templeton International Securities Funds); MFS Variable Insurance Trust - performance of Service Class is blended with prior performance of Initial Class shares; Putnam Variable Trust - 12b-1 fees increased from .15% to .25% on December 31, 2001

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Living Benefit rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

         o dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

         o the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is     (i)      the net asset value per share of the portfolio at the end of the current business day; plus

         (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is     (i)      the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

         (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o        You may not make a transfer from the fixed account to the Separate
         Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o        You may make a transfer from the Separate Account to the fixed account.
         The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2001, and the respective related statements of operations and the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for period ended December 31, 2001. These respective financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these respective financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the respective financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the respective financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 5, 2002

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)


Sub-account assets:
    Investments at market value:
      Met Investors Series Trust (Met Investors):
        Lord Abbett Growth and Income Portfolio                        32,696,948 shares                  $ 819,386
        Lord Abbett Growth and Income Portfolio B                       2,406,574 shares                     60,188
        Bond Debenture Portfolio                                       12,582,200 shares                    141,172
        Bond Debenture Portfolio B                                      1,235,611 shares                     13,839
        Developing Growth Portfolio                                     3,066,955 shares                     32,694
        Developing Growth Portfolio B                                     226,778 shares                      2,413
        Mid-Cap Value Portfolio                                         4,204,367 shares                     69,961
        Mid-Cap Value Portfolio B                                         942,795 shares                     15,669
        Quality Bond Portfolio                                          7,843,446 shares                     89,494
        Quality Bond Portfolio B                                          588,115 shares                      6,705
        Small Cap Stock Portfolio                                       5,793,222 shares                     68,012
        Small Cap Stock Portfolio B                                        71,396 shares                        837
        Enhanced Index Portfolio                                       11,299,523 shares                    166,442
        Enhanced Index Portfolio B                                        221,769 shares                      3,260
        Select Equity Portfolio                                        13,349,904 shares                    171,680
        Select Equity Portfolio B                                         374,080 shares                      4,799
        International Equity Portfolio                                  8,304,311 shares                     72,081
        International Equity Portfolio B                                  114,465 shares                        991
        Putnam Research Portfolio B                                       128,697 shares                      1,046
        Oppenheimer Capital Appreciation Portfolio B                      283,981 shares                      2,434
        PIMCO Money Market Portfolio B                                  4,740,826 shares                      4,741
        Janus Aggressive Growth Portfolio B                               161,665 shares                      1,196
        Lord Abbett Growth Opportunity Portfolio                           84,592 shares                        757
        Lord Abbett Growth Opportunity Portfolio B                        608,660 shares                      5,435
        PIMCO Total Return Bond Portfolio B                               222,571 shares                      2,299
        PIMCO Innovation Portfolio B                                      109,577 shares                        676
        MFS Mid Cap Growth Portfolio B                                    213,651 shares                      1,782
        MFS Research International Portfolio B                            100,394 shares                        851
        MIST SSR Concentrated Int'l Portfolio B                             2,673 shares                         29
        MIST AIM Mid Cap Equity Portfolio B                                16,372 shares                        180
        MIST AIM Small Cap Growth Portfolio B                              18,489 shares                        220
      General American Capital Company (GACC):
        Money Market Fund                                               1,624,141 shares                     36,431
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                         4,456,779 shares                     52,768
        Aggressive Equity Fund                                            927,317 shares                     10,609
        Non-US Fund                                                     2,186,893 shares                     18,895
        Core Bond Fund                                                  3,455,120 shares                     35,000
        Real Estate Securities Fund                                       252,210 shares                      2,711
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                             3,548,621 shares                     82,860
        AIM V.I. Capital Appreciation Fund                              2,126,326 shares                     46,184
        AIM V.I. International Equity Fund                                461,557 shares                      6,882
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                        2,360,867 shares                     59,399


See accompanying notes to financial statements.



                                                                                                         (Continued)
                                                          2

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account assets, continued:
    Investments at market value, continued:
      Alliance Variable Products Series Fund, Inc. (Alliance) (Cont'd):
        Premier Growth Portfolio B                                        619,417 shares                   $ 15,485
        Bernstein Real Estate Investment Portfolio                        972,869 shares                     11,188
        Bernstein Real Estate Investment Portfolio B                      446,817 shares                      5,134
        Bernstein Small Cap Portfolio B                                     6,809 shares                         76
        Bernstein Value Portfolio B                                        21,290 shares                        214
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                               444,043 shares                        786
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund                                            645,419 shares                      6,022
        International Equity Fund                                         300,941 shares                      2,705
        Global Income Fund                                                186,503 shares                      1,835
        Internet Tollkeeper Fund                                          244,299 shares                      1,102
      Scudder Variable Series II (Scudder II):
        Dreman High Return Equity Portfolio                                12,508 shares                        135
        Small Cap Growth Portfolio                                        202,189 shares                      2,592
        Small Cap Value Portfolio                                         428,359 shares                      5,659
        Government Securities Portfolio                                   236,273 shares                      2,913
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                                   150,991 shares                      1,739
        MFS Research Series                                             1,165,597 shares                     16,691
        MFS Research Series B                                              51,672 shares                        738
        MFS Investors Trust Series                                      1,520,840 shares                     26,052
        MFS Investors Trust Series B                                      534,109 shares                      9,123
        MFS Emerging Growth Series                                      1,101,274 shares                     19,801
        MFS Emerging Growth Series B                                       24,193 shares                        434
        MFS High Income Series                                            809,809 shares                      7,466
        MFS High Income Series B                                          315,678 shares                      2,904
        MFS Global Governments Series                                      22,023 shares                        222
        MFS Global Governments Series B                                       805 shares                          8
        MFS New Discovery Series                                          438,850 shares                      6,701
        MFS New Discovery Series B                                        457,692 shares                      6,966
      Metropolitan Life Series (MetLife):
        Putnam International Stock Portfolio                               42,042 shares                        399
        Putnam Large Cap Growth Portfolio                                 108,119 shares                        546
        Stock Index Portfolio B                                            15,868 shares                        477
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                             306,201 shares                     11,201
        Oppenheimer Main Street Growth & Income Fund                      706,099 shares                     13,409
        Oppenheimer High Income Fund                                      339,574 shares                      2,900
        Oppenheimer Bond Fund                                           1,178,929 shares                     13,216
        Oppenheimer Strategic Bond Fund                                   790,013 shares                      3,650
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                                1,309,641 shares                     30,855
        Putnam VT Growth and Income Fund B                                 38,706 shares                        907
        Putnam VT New Value Fund                                          153,621 shares                      2,069


See accompanying notes to financial statements.



                                                                                                         (Continued)
                                                          3

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account assets, continued:
    Investments at market value, continued:
      Putnam Variable Trust (Putnam) (Cont'd):
        Putnam VT New Value Fund B                                         25,796 shares                        346
        Putnam VT Vista Fund                                              840,679 shares                    $ 9,575
        Putnam VT Vista Fund B                                             24,209 shares                        275
        Putnam VT International Growth Fund                             2,073,512 shares                     25,753
        Putnam VT International Growth Fund B                             773,548 shares                      9,561
        Putnam VT International New Opportunities Fund                    292,557 shares                      2,867
        Putnam VT International New Opportunities Fund B                    9,757 shares                         95
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund                            84,937 shares                        967
        Templeton Global Income Securities Fund B                          16,684 shares                        189
        Franklin Small Cap Fund                                           281,894 shares                      5,066
        Franklin Small Cap Fund B                                          85,322 shares                      1,523
        Templeton Growth Securities Fund                                  301,040 shares                      3,339
        Templeton Growth Securities Fund B                                102,069 shares                      1,124
        Templeton International Securities Fund                         1,187,889 shares                     14,076
        Templeton International Securities Fund B                         180,903 shares                      2,124
        Templeton Developing Markets Securities Fund                    1,427,496 shares                      6,823
        Templeton Developing Markets Securities Fund B                    782,303 shares                      3,724
        Mutual Shares Securities Fund                                     889,839 shares                     12,529
        Mutual Shares Securities Fund B                                   549,936 shares                      7,716
        Franklin Large Cap Growth Securities Fund                         475,770 shares                      6,908
        Franklin Large Cap Growth Securities Fund B                       190,845 shares                      2,754
      Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        VIP Growth Portfolio                                              111,013 shares                      3,731
        VIP Growth Portfolio B                                             25,329 shares                        844
        VIP II Contrafund Portfolio                                       177,270 shares                      3,568
        VIP III Growth Opportunities Portfolio                             53,283 shares                        806
        VIP III Growth & Income Portfolio                                 202,468 shares                      2,671
        VIP Equity-Income Portfolio                                       102,013 shares                      2,321
        VIP Equity-Income Portfolio B                                      22,409 shares                        506
        VIP High Income Portfolio B                                         5,690 shares                         36
      American Century Variable Portfolios, Inc. (American Century):
        American Century VP Income & Growth Fund                        4,560,505 shares                     29,461
        American Century VP International Fund                             96,784 shares                        638
        American Century VP Value Fund                                  2,029,206 shares                     15,097
      New England Zenith Fund (Zenith):
        Davis Venture Value Fund E                                        158,212 shares                      3,694
        Harris Oakmark Mid Cap Value Fund B                                 9,392 shares                      1,730
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus Stock Index Portfolio                                      58,557 shares                      1,719
        Dreyfus Stock Index Portfolio B                                    24,601 shares                        722
        Dreyfus VIF Disciplined Stock Portfolio                            13,040 shares                        272
        Dreyfus VIF Disciplined Stock Portfolio B                          12,523 shares                        261
        Dreyfus VIF Capital Appreciation Portfolio                        209,311 shares                      7,322
        Dreyfus VIF Capital Appreciation Portfolio B                      165,053 shares                      5,760


See accompanying notes to financial statements.



                                                                                                         (Continued)
                                                         4

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account assets, continued:
    Investments at market value, continued:
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                                       1,039,243 shares                     13,032
        INVESCO VIF High Yield Fund                                       591,996 shares                    $ 4,523
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                                    44,500 shares                        351
        PIMCO Low Duration Bond Portfolio                                 162,421 shares                      1,616
        PIMCO StocksPLUS Growth & Income Portfolio                         54,882 shares                        513
        PIMCO Total Return Bond Portfolio                               2,274,847 shares                     22,498
      Scudder I Variable Series I (Scudder I):
        International Portfolio                                           396,994 shares                      3,196
        International Portfolio B                                         301,213 shares                      2,419
      First American Insurance Portfolios, Inc. (First American):
        FAIP Equity Income IA                                           2,090,375 shares                     24,039
                                                                                                      --------------
          Total assets                                                                                $   2,618,008
                                                                                                      ==============


Sub-account liabilities:
    Due to/(from) general account, net

      Met Investors Lord Abbett Growth and Income Portfolio                                                    $ (1)
      Met Investors Quality Bond Portfolio B                                                                      1
      Met Investors Enhanced Index Portfolio                                                                      2
      Met Investors Select Equity Portfolio                                                                       1
      Met Investors International Equity Portfolio                                                                1
      Met Investors PIMCO Money Market Portfolio B                                                                1
      Met Investors Oppenheimer Capital Appreciation Portfolio B                                                  1
      Russell Non-US Fund                                                                                         1
      INVESCO VIF Dynamics                                                                                        2
      INVESCO VIF High Yield                                                                                      1
      AIM V.I. Capital Appreciation Fund                                                                          1
      Goldman Sachs Growth and Income Fund                                                                        2
      Scudder II Small Cap Value Portfolio                                                                        1
      MFS Investors Trust Series                                                                                  1
      MFS Emerging Growth Series                                                                                  1
      MFS New Discovery Series                                                                                   (1)
      MetLife Stock Index Portfolio B                                                                             1
      Oppenheimer Strategic Bond Fund                                                                             1
      Putnam VT Vista Fund B                                                                                      1
      Franklin Large Cap Growth Securities Fund B                                                                 2
      Fidelity VIP III Growth & Income Portfolio                                                                  1
      Fidelity VIP Equity-Income Portfolio                                                                        1
      American Century VP Income & Growth Fund                                                                    5
      American Century VP Value Fund                                                                              3
      Dreyfus VIF Capital Appreciation Portfolio                                                                 (1)
      PIMCO StocksPLUS Growth & Income Portfolio                                                                 (1)
      PIMCO Total Return Bond Portfolio                                                                          (1)
                                                                                                      --------------
          Total liabilities                                                                           $          27
                                                                                                      ==============


See accompanying notes to financial statements.


                                                                                                         (Continued)
                                                          5

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets:
    Accumulation units:
      Met Investors Lord Abbett Growth and Income Portfolio                                               $ 815,469
      Met Investors Lord Abbett Growth and Income Portfolio B                                                60,188
      Met Investors Bond Debenture Portfolio                                                                140,729
      Met Investors Bond Debenture Portfolio B                                                               13,839
      Met Investors Developing Growth Portfolio                                                              32,615
      Met Investors Developing Growth Portfolio B                                                             2,413
      Met Investors Mid-Cap Value Portfolio                                                                  69,842
      Met Investors Mid-Cap Value Portfolio B                                                                15,669
      Met Investors Quality Bond Portfolio                                                                   89,149
      Met Investors Quality Bond Portfolio B                                                                  6,704
      Met Investors Small Cap Stock Portfolio                                                                67,886
      Met Investors Small Cap Stock Portfolio B                                                                 837
      Met Investors Enhanced Index Portfolio                                                                165,814
      Met Investors Enhanced Index Portfolio B                                                                3,260
      Met Investors Select Equity Portfolio                                                                 171,307
      Met Investors Select Equity Portfolio B                                                                 4,799
      Met Investors International Equity Portfolio                                                           71,970
      Met Investors International Equity Portfolio B                                                            991
      Met Investors Putnam Research Portfolio B                                                               1,046
      Met Investors Oppenheimer Capital Appreciation Portfolio B                                              2,433
      Met Investors PIMCO Money Market Portfolio B                                                            4,740
      Met Investors Janus Aggressive Growth Portfolio B                                                       1,196
      Met Investors Lord Abbett Growth Opportunity Portfolio                                                    757
      Met Investors Lord Abbett Growth Opportunity Portfolio B                                                5,435
      Met Investors PIMCO Total Return Bond Portfolio B                                                       2,299
      Met Investors PIMCO Innovation Portfolio B                                                                676
      Met Investors MFS Mid Cap Growth Portfolio B                                                            1,782
      Met Investors Research International Portfolio B                                                          851
      Met Investors MIST SSR Concentrated Int'l Portfolio B                                                      29
      Met Investors MIST AIM Mid Cap Equity Portfolio B                                                         180
      Met Investors MIST AIM Small Cap Growth Portfolio B                                                       220
      GACC Money Market Fund                                                                                 36,144
      Russell Multi-Style Equity Fund                                                                        52,648
      Russell Aggressive Equity Fund                                                                         10,576
      Russell Non-US Fund                                                                                    18,880
      Russell Core Bond Fund                                                                                 34,757
      Russell Real Estate Securities Fund                                                                     2,706
      AIM V.I. Value Fund                                                                                    82,713
      AIM V.I. Capital Appreciation Fund                                                                     46,098
      AIM V.I. International Equity Fund                                                                      6,849
      Alliance Premier Growth Portfolio                                                                      59,354
      Alliance Premier Growth Portfolio B                                                                    15,485
      Alliance Bernstein Real Estate Investment Portfolio                                                    11,183
      Alliance Bernstein Real Estate Investment Portfolio B                                                   5,134
      Alliance Bernstein Small Cap Portfolio B                                                                   76
      Alliance Bernstein Value Portfolio B                                                                      214
      Liberty Newport Tiger Fund, Variable Series                                                               786


See accompanying notes to financial statements.


                                                                                                         (Continued)
                                                          6

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets, continued:
    Accumulation units, continued:
      Goldman Sachs Growth and Income Fund                                                                  $ 6,014
      Goldman Sachs International Equity Fund                                                                 2,692
      Goldman Sachs Global Income Fund                                                                        1,833
      Goldman Sachs Internet Tollkeeper Fund                                                                  1,102
      Scudder II Dreman High Return Equity Portfolio                                                            135
      Scudder II Small Cap Growth Portfolio                                                                   2,592
      Scudder II Small Cap Value Portfolio                                                                    5,658
      Scudder II Government Securities Portfolio                                                              2,913
      MFS Bond Series                                                                                         1,739
      MFS Research Series                                                                                    16,673
      MFS Research Series B                                                                                     738
      MFS Investors Trust Series                                                                             26,048
      MFS Investors Trust Series B                                                                            9,123
      MFS Emerging Growth Series                                                                             19,794
      MFS Emerging Growth Series B                                                                              434
      MFS High Income Series                                                                                  7,460
      MFS High Income Series B                                                                                2,904
      MFS Global Governments Series                                                                             222
      MFS Global Governments Series B                                                                             8
      MFS New Discovery Series                                                                                6,676
      MFS New Discovery Series B                                                                              6,966
      MetLife Putnam International Stock Portfolio                                                              399
      MetLife Putnam Large Cap Growth Portfolio                                                                 546
      MetLife Stock Index Portfolio B                                                                           476
      Oppenheimer Capital Appreciation Fund                                                                  11,201
      Oppenheimer Main Street Growth & Income Fund                                                           13,409
      Oppenheimer High Income Fund                                                                            2,900
      Oppenheimer Bond Fund                                                                                  13,216
      Oppenheimer Strategic Bond Fund                                                                         3,629
      Putnam VT Growth and Income Fund                                                                       30,818
      Putnam VT Growth and Income Fund B                                                                        907
      Putnam VT New Value Fund                                                                                2,062
      Putnam VT New Value Fund B                                                                                346
      Putnam VT Vista Fund                                                                                    9,547
      Putnam VT Vista Fund B                                                                                    274
      Putnam VT International Growth Fund                                                                    25,751
      Putnam VT International Growth Fund B                                                                   9,561
      Putnam VT International New Opportunities Fund                                                          2,849
      Putnam VT International New Opportunities Fund B                                                           95
      Templeton Global Income Securities Fund                                                                   967
      Templeton Global Income Securities Fund B                                                                 189
      Franklin Small Cap Fund                                                                                 5,066
      Franklin Small Cap Fund B                                                                               1,523
      Templeton Growth Securities                                                                             3,339
      Templeton Growth Securities Fund B                                                                      1,124
      Templeton International Securities Fund                                                                14,076
      Templeton International Securities Fund B                                                               2,124
      Templeton Developing Markets Securities Fund                                                            6,823
      Templeton Developing Markets Securities Fund B                                                          3,724


See accompanying notes to financial statements.
                                                                                                         (Continued)
                                                          7

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets, continued:
    Accumulation units, continued:
      Templeton Mutual Shares Securities Fund                                                              $ 12,506
      Templeton Mutual Shares Securities Fund B                                                               7,716
      Franklin Large Cap Growth Securities                                                                    6,885
      Franklin Large Cap Growth Securities Fund B                                                             2,752
      Fidelity VIP Growth Portfolio                                                                           3,731
      Fidelity VIP Growth Portfolio B                                                                           844
      Fidelity VIP II Contrafund Portfolio                                                                    3,568
      Fidelity VIP III Growth Opportunities Portfolio                                                           806
      Fidelity VIP III Growth & Income Portfolio                                                              2,670
      Fidelity VIP Equity-Income Portfolio                                                                    2,320
      Fidelity VIP Equity-Income Portfolio B                                                                    506
      Fidelity VIP High Income Portfolio B                                                                       36
      American Century VP Income & Growth Fund                                                               29,452
      American Century VP International Fund                                                                    638
      American Century VP Value Fund                                                                         15,093
      New England Zenith Davis Venture Value Fund E                                                           3,694
      New England Zenith Harris Oakmark Mid Cap Value Fund B                                                  1,730
      Dreyfus Stock Index Portfolio                                                                           1,719
      Dreyfus Stock Index Portfolio B                                                                           722
      Dreyfus VIF Disciplined Stock Portfolio                                                                   272
      Dreyfus VIF Disciplined Stock Portfolio B                                                                 261
      Dreyfus VIF Capital Appreciation Portfolio                                                              7,300
      Dreyfus VIF Capital Appreciation Portfolio B                                                            5,760
      INVESCO VIF Dynamics                                                                                   13,029
      INVESCO VIF High Yield                                                                                  4,519
      PIMCO High Yield Bond Portfolio                                                                           351
      PIMCO Low Duration Bond Portfolio                                                                       1,613
      PIMCO StocksPLUS Growth & Income Portfolio                                                                498
      PIMCO Total Return Bond Portfolio                                                                      22,492
      Scudder I International Portfolio                                                                       3,196
      Scudder I International Portfolio B                                                                     2,419
      First American FAIP Equity Income IA                                                                   23,977

    Annuitization units:
      Met Investors Lord Abbett Growth and Income Portfolio                                                   3,918
      Met Investors Bond Debenture Portfolio                                                                    443
      Met Investors Developing Growth Portfolio                                                                  79
      Met Investors Mid-Cap Value Portfolio                                                                     119
      Met Investors Quality Bond Portfolio                                                                      345
      Met Investors Small Cap Stock Portfolio                                                                   126
      Met Investors Enhanced Index Portfolio                                                                    626
      Met Investors Select Equity Portfolio                                                                     372
      Met Investors International Equity Portfolio                                                              110
      GACC Money Market Fund                                                                                    287
      Russell Multi-Style Equity Fund                                                                           120
      Russell Aggressive Equity Fund                                                                             33
      Russell Non-US Fund                                                                                        14
      Russell Core Bond Fund                                                                                    243
      Russell Real Estate Securities Fund                                                                         5


See accompanying notes to financial statements.
                                                                                                         (Continued)
                                                          8

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets, continued:
    Annuitization units, continued:
      AIM V.I. Value Fund                                                                                     $ 147
      AIM V.I. Capital Appreciation Fund                                                                         85
      AIM V.I. International Equity Fund                                                                         33
      Alliance Premier Growth Portfolio                                                                          45
      Alliance Bernstein Real Estate Investment Portfolio                                                         5
      Goldman Sachs Growth and Income Fund                                                                        6
      Goldman Sachs International Equity Fund                                                                    13
      Goldman Sachs Global Income Fund                                                                            2
      MFS Research Series                                                                                        18
      MFS Investors Trust Series                                                                                  3
      MFS Emerging Growth Series                                                                                  6
      MFS High Income Series                                                                                      6
      MFS New Discovery Series                                                                                   26
      Oppenheimer Strategic Bond Fund                                                                            20
      Putnam VT Growth and Income Fund                                                                           37
      Putnam VT New Value Fund                                                                                    7
      Putnam VT Vista Fund                                                                                       28
      Putnam VT International Growth Fund                                                                         2
      Putnam VT International New Opportunities Fund                                                             18
      Templeton Mutual Shares Securities Fund                                                                    23
      Franklin Large Cap Growth Securities                                                                       23
      American Century VP Income & Growth Fund                                                                    4
      American Century VP Value Fund                                                                              1
      Dreyfus VIF Capital Appreciation Portfolio                                                                 23
      INVESCO VIF Dynamics                                                                                        1
      INVESCO VIF High Yield                                                                                      3
      PIMCO Low Duration Bond Portfolio                                                                           3
      PIMCO StocksPLUS Growth & Income Portfolio                                                                 16
      PIMCO Total Return Bond Portfolio                                                                           7
      First American FAIP Equity Income IA                                                                       62
                                                                                                      --------------
          Total net assets                                                                              $ 2,617,981
                                                                                                      ==============



See accompanying notes to financial statements.




                                                          9

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett  Lord Abbett
                                             Growth       Growth                                                           Large
                                               and          and         Bond         Bond       Developing  Developing       Cap
                                             Income     Income B (a)  Debenture  Debenture B(a)  Growth     Growth B(a)  Research(b)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Income:
    Dividends                              $    7,592           61       11,470          110            -            -          282
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Expenses:
    Mortality and expense risk                 10,460          179        1,814           40          421            7           65
    Administrative fee                          1,252           38          217            9           50            2            8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Total expenses                         11,712          217        2,031           49          471            9           73
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

        Net investment income (loss)           (4,120)        (156)       9,439           61         (471)          (9)         209
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    6,380            -         (582)          (1)      (1,165)         (11)       6,834
    Realized gain distributions                     -            -            -            -            -            -        1,156
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Net realized gain (loss)                6,380            -         (582)          (1)      (1,165)         (11)       7,990
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation
    (depreciation)                            (67,729)       2,192       (5,603)          92       (1,972)         213       (8,614)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets from operations           $  (65,469)       2,036        3,254          152       (3,608)         193         (415)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




(a) For the period from April 2, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to February 12, 2001.



See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 10

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                              Met Investors
                                           -----------------------------------------------------------------------------------------

                                                                                                  Small       Small
                                             Mid-Cap       Mid-Cap     Quality      Quality        Cap      Cap Stock     Enhanced
                                              Value      Value B (a)    Bond       Bond B (a)     Stock        B (a)        Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $      289            9        4,177           35          127            -        1,483
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   769           48        1,113           23          912            3        2,310
     Administrative fee                            92           10          133            4          109            1          276
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           861           58        1,246           27        1,021            4        2,586
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (572)         (49)       2,931            8         (894)          (4)      (1,103)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     962          (21)         429          (12)        (397)          (9)      (3,820)
     Realized gain distributions                5,350          164            -            -       10,221            7            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)               6,312          143          429          (12)       9,824           (2)      (3,820)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                            (1,505)         750        1,356           31      (17,810)          44      (21,494)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $    4,235          844        4,716           27       (8,880)          38      (26,417)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (a) For the period from April 2, 2001 to December 31, 2001.





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 11

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------


                                            Enhanced      Select       Select    International International  Balanced     Equity
                                           Index B (a)    Equity     Equity B (a)   Equity     Equity B (a) Portfolio(c)  Income (c)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        4          864            4        1,097            3          170           55
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    11        2,319           16        1,064            4           98           67
     Administrative fee                             2          278            4          127            1           12            8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            13        2,597           20        1,191            5          110           75
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              (9)      (1,733)         (16)         (94)          (2)          60          (20)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -       (1,850)           -       (4,692)         (22)        (739)        (171)
     Realized gain distributions                    -        3,917           18       10,407           25            -          204
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -        2,067           18        5,715            3         (739)          33
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                20      (15,781)          87      (27,688)         (24)          (4)        (459)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       11      (15,447)          89      (22,067)         (23)        (683)        (446)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.
 (c) For the period from January 1, 2001 to December 14, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 12

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                      Met Investors
                                           -----------------------------------------------------------------------------------------
                                             Growth                  Oppenheimer    PIMCO        Janus                   Lord Abbett
                                              and         Putnam       Capital      Money      Aggressive   Lord Abbett    Growth
                                             Income       Research   Appreciation   Market       Growth       Growth     Opportunity
                                            Equity (c)     B (d)        B (d)        B (d)        B (d)    Opportunity(e)   B (d)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $       53            2            1           24            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   143            3            7           16            3            3           15
     Administrative fee                            17            1            1            3            -            1            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           160            4            8           19            3            4           18
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (107)          (2)          (7)           5           (3)          (4)         (18)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                  (2,940)          (6)          (6)           -            -           (4)          (4)
     Realized gain distributions                  491            -            -            1            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)              (2,449)          (6)          (6)           1            -           (4)          (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                              (607)          22           64            -           68           11          175
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $   (3,163)          14           51            6           65            3          153
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (c) For the period from January 1, 2001 to December 14, 2001.
 (d) For the period from February 12, 2001 to December 31, 2001.
 (e) For the period from May 1, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 13

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    Met Investors
                                           -----------------------------------------------------------------------------------------
                                                                                               MIST SSR
                                              PIMCO                      MFS         MFS      Concentrated   MIST AIM     MIST AIM
                                           Total Return   PIMCO        Mid Cap     Research      Int'l        MidCap      Small Cap
                                              Bond      Innovation     Growth    International Portfolio      Equity       Growth
                                              B (d)        B (d)         B (d)       B (d)        B (f)        B (f)        B (f)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $       22            -            -            1            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Mortality and expense risk                     5            2            5            2            -            -            -
     Administrative fee                             1            -            1            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             6            2            6            2            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              16           (2)          (6)          (1)           -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Realized gain (loss) on sale of fund
       shares                                       -           (2)          (2)          (2)           -            -            -
     Realized gain distributions                   12            -            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                  12           (2)          (2)          (2)           -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                               (34)          52          113            7            1            3           13
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       (6)          48          105            4            1            3           13
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (d) For the period from February 12, 2001 to December 31, 2001.
 (f) For the period from October 9, 2001 to December 31, 2001.



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 14

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                              GACC                                  Russell                                 AIM
                                           -----------  ---------------------------------------------------------------  -----------

                                                          Multi-                                               Real
                                             Money        Style       Aggressive                   Core       Estate         V.I.
                                             Market       Equity        Equity      Non-US         Bond     Securities      Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -          242           11          115        2,067          125          109
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   399          667          128          254          445           30          996
     Administrative fee                            48           80           15           31           53            4          119
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           447          747          143          285          498           34        1,115
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (447)        (505)        (132)        (170)       1,569           91       (1,006)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     204         (757)        (119)        (352)          36           24       (1,015)
     Realized gain distributions                    -        1,014            -            -          218           44        1,659
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                 204          257         (119)        (352)         254           68          644
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                             1,013       (8,912)        (158)      (5,000)         209            5      (11,666)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $      770       (9,160)        (409)      (5,522)       2,032          164      (12,028)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 15

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                     AIM                                       Alliance
                                           ------------------------  ---------------------------------------------------------------

                                               V.I.        V.I.                                 Bernstein    Bernstein     Bernstein
                                             Capital   International   Premier      Premier    Real Estate  Real Estate    Small Cap
                                          Appreciation    Equity       Growth     Growth B (e) Investment  Investment B(e)   B (e)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -           23            -            -          352           16            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   544           91          760           57          126           19            -
     Administrative fee                            65           11           91           11           15            3            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           609          102          851           68          141           22            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (609)         (79)        (851)         (68)         211           (6)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                    (726)      (3,217)      (1,022)          (3)         115            -            -
     Realized gain distributions                3,688          183        3,353           81            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)               2,962       (3,034)       2,331           78          115            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                           (14,810)       1,069      (14,318)          98          604          190            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $  (12,457)      (2,044)     (12,838)         108          930          184            5
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (e) For the period from May 1, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 16

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                            Alliance     Liberty                         Goldman Sachs                   Scudder II
                                           -----------  -----------  --------------------------------------------------  -----------
                                                         Newport                                                           Dreman
                                            Bernstein     Tiger         Growth                                              High
                                              Value        Fund,         and     International   Global      Internet      Return
                                              B (e)      Variable       Income      Equity       Income     Tollkeeper     Equity
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            7           29           39           67            -            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     1           11           78           38           16            8            2
     Administrative fee                             -            1            9            5            2            1            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             1           12           87           43           18            9            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              (1)          (5)         (58)          (4)          49           (9)          (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -         (248)        (107)        (165)          (4)        (261)           3
     Realized gain distributions                    -            -            -            9            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -         (248)        (107)        (156)          (4)        (261)           3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                 7          106         (551)        (693)         (18)         164           (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        6         (147)        (716)        (853)          27         (106)          (2)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (e) For the period from May 1, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 17

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                        Scudder II                                      MFS
                                           -------------------------------------  --------------------------------------------------

                                              Small        Small                                                          Investors
                                               Cap          Cap       Government                              Research      Trust
                                             Growth        Value      Securities     Bond       Research    Series B (g)   Series
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            -           93           99            3            -          127
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    35           64           32           21          229            4          321
     Administrative fee                             4            8            4            3           28            1           39
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            39           72           36           24          257            5          360
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)             (39)         (72)          57           75         (254)          (5)        (233)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                    (403)          67           17           17         (463)          (2)        (143)
     Realized gain distributions                  404            -            -            -        2,448            -          652
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   1           67           17           17        1,985           (2)         509
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                            (1,043)         745           61           21       (6,622)         (22)      (5,088)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $   (1,081)         740          135          113       (4,891)         (29)      (4,812)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 18

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    MFS
                                           -----------------------------------------------------------------------------------------

                                            Investors                              Emerging
                                              Trust      Emerging      Emerging     Markets       High         High        Global
                                           Series B (g)   Growth     Growth B (g)  Equity (b)    Income     Income B (g) Governments
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            -            -            -          471            -            8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    33          289            2            -           77            7            3
     Administrative fee                             6           35            -            -            9            1            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            39          324            2            -           86            8            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)             (39)        (324)          (2)           -          385           (8)           5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                      (1)      (1,598)          (3)          (4)         (48)           -            1
     Realized gain distributions                    1        1,548            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -          (50)          (3)          (4)         (48)           -            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                15      (10,747)           -           10         (308)          33           (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $      (24)     (11,121)          (5)           6           29           25            5
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (b) For the period from January 1, 2001 to February 12, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 19


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                            MFS                                MetLife                   Oppenheimer
                                           ------------------------------------- --------------------------------------  -----------

                                              Global                    New                                   Stock
                                           Governments      New       Discovery  International Large Cap      Index       Capital
                                               B (g)     Discovery      B (g)        Stock       Growth        B (f)    Appreciation
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            -            -            1            -            -           73
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     -           43           24            4            6            -          147
     Administrative fee                             -            5            4            -            1            -           18
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             -           48           28            4            7            -          165
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               -          (48)         (28)          (3)          (7)           -          (92)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -           (9)          (4)          (3)        (141)           -         (219)
     Realized gain distributions                    -           83            1           10            -            -        1,091
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -           74           (3)           7         (141)           -          872
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                 -          126          494          (75)          33            1       (2,639)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        -          152          463          (71)        (115)           1       (1,859)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (f) For the period from October 9, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 20

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                              Oppenheimer                                    Putnam
                                           --------------------------------------------------  -------------------------------------
                                           Main Street                                             VT           VT
                                             Growth                                              Growth       Growth         VT
                                               &           High                    Strategic       and       and Income      New
                                             Income       Income         Bond        Bond        Income      Fund B (g)     Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $       78          304        1,010           91          536            -           15
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   174           38          168           47          403            4           22
     Administrative fee                            21            5           20            6           48            1            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           195           43          188           53          451            5           25
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (117)         261          822           38           85           (5)         (10)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                    (205)         (67)         (60)         (36)        (300)          (1)          27
     Realized gain distributions                    -            -            -          143          374            -           41
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                (205)         (67)         (60)         107           74           (1)          68
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                            (1,442)        (193)          41          (21)      (2,726)          (7)         (47)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $   (1,764)           1          803          124       (2,567)         (13)          11
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 21

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                   Putnam
                                           -----------------------------------------------------------------------------------------
                                                                                                                          VT Inter-
                                                                                                             VT Inter-     national
                                                VT                                    VT          VT          national    New Oppor-
                                               New           VT          VT      International International    New       tunities
                                           Value B (g)     Vista     Vista B (g)    Growth     Growth B (g) Opportunities   B (g)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $        -            -            -           93            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     1          134            1          325           34           41            -
     Administrative fee                             -           16            -           39            6            5            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             1          150            1          364           40           46            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              (1)        (150)          (1)        (271)         (40)         (46)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -         (621)          (7)        (792)          (1)        (783)          (4)
     Realized gain distributions                    -        1,284            -        2,917            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -          663           (7)       2,125           (1)        (783)          (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                10       (5,541)           3       (8,186)         (27)        (420)           2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        9       (5,028)          (5)      (6,332)         (68)      (1,249)          (2)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 22


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                  Templeton
                                           -----------------------------------------------------------------------------------------


                                           Templeton     Templeton     Franklin    Franklin                   Growth       Inter-
                                             Global       Global        Small        Small       Growth     Securities    national
                                             Income     Income B (a)     Cap       Cap B (a)   Securities      B (a)     Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $       36            1           25            1           64            3          465
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    12            1           61            4           38            4          186
     Administrative fee                             1            -            7            1            4            1           22
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            13            1           68            5           42            5          208
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              23            -          (43)          (4)          22           (2)         257
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       2            -         (304)          (1)         (55)          (1)      (2,314)
     Realized gain distributions                    -            -            -            -          536           24        3,483
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   2            -         (304)          (1)         481           23        1,169
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                               (10)           2         (528)          95         (581)           6       (4,232)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       15            2         (875)          90          (78)          27       (2,806)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.




 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 23

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                 Templeton
                                           -----------------------------------------------------------------------------------------
                                                                                                                          Franklin
                                                                      Developing                 Mutual     Franklin     Large Cap
                                          International Developing     Markets      Mutual       Shares     Large Cap      Growth
                                           Securities     Markets     Securities    Shares     Securities     Growth     Securities
                                             B (a)      Securities      B (g)     Securities      B (h)     Securities      B (a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $       10           65            3          204           11           36            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     7           79           13          137           25           81            8
     Administrative fee                             2           10            2           16            5           10            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             9           89           15          153           30           91           10
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               1          (24)         (12)          51          (19)         (55)          (9)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     (44)        (226)           -           37           (2)        (185)          (1)
     Realized gain distributions                   77            -            -          666           37        1,466           60
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                  33         (226)           -          703           35        1,281           59
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                               (57)        (402)          93         (293)          78       (2,109)         (31)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $      (23)        (652)          81          461           94         (883)          19
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.
 (h) For the period from April 12, 2001 to December 31, 2001.


 See accompanying notes to financial statements.




                                                                                                                         (Continued)
                                                                 24

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                  Fidelity
                                           -----------------------------------------------------------------------------------------

                                                                                   VIP III      VIP III        VIP          VIP
                                              VIP           VIP         VIP II      Growth      Growth &      Equity-     Equity-
                                             Growth     Growth B (i) Contrafund  Opportunities   Income       Income    Income B (i)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        3            -           29            3           41           34            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    46            3           46           11           37           27            2
     Administrative fee                             6            1            6            1            4            3            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            52            4           52           12           41           30            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)             (49)          (4)         (23)          (9)           -            4           (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     (62)           7         (105)         (55)        (103)         (14)          (1)
     Realized gain distributions                  241            -          101            -          132           94            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                 179            7           (4)         (55)          29           80           (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                              (888)          34         (529)         (98)        (375)        (209)           3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $     (758)          37         (556)        (162)        (346)        (125)           -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 25

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                            Fidelity              American Century               New England Zenith        Dreyfus
                                           -----------  -------------------------------------  ------------------------  -----------
                                                                                                            Harris
                                                                                                 Davis      Oakmark
                                              VIP           VP                                  Venture     Mid Cap
                                           High Income   Income &        VP            VP         Value       Value         Stock
                                              B (i)       Growth    International    Value     Fund E (a)   Fund B (a)      Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -           82            1           63            -            -           20
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Mortality and expense risk                     -          208            8          110            8            5           22
     Administrative fee                             -           27            1           14            1            1            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             -          235            9          124            9            6           25
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               -         (153)          (8)         (61)          (9)          (6)          (5)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Realized gain (loss) on sale of fund
       shares                                       -           (1)        (183)          34            -           (1)         (96)
     Realized gain distributions                    -            -           58            -            -            -            9
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -           (1)        (125)          34            -           (1)         (87)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                (1)        (823)        (113)       1,186          135          115         (169)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       (1)        (977)        (246)       1,159          126          108         (261)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 26

 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
 Statement of Operations
 Year ended December 31, 2001
 (In thousands of dollars)



                                                                        Dreyfus                                    Invesco
                                           ---------------------------------------------------------------  ------------------------
                                                                                                   VIF
                                                            VIF           VIF         VIF        Capital                     VIF
                                             Stock      Disciplined  Disciplined    Capital   Appreciation     VIF           High
                                           Index B (g)     Stock      Stock B (g) Appreciation    B (g)      Dynamics       Yield
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        2            1            1           63           37            -          490
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     2            4            1           81           21           93           48
     Administrative fee                             -            -            -           10            4           12            6
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             2            4            1           91           25          105           54
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               -           (3)           -          (28)          12         (105)         436
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       1           (9)          (4)         (35)          (2)        (124)        (102)
     Realized gain distributions                    4            -            -           -             -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   5           (9)          (4)         (35)          (2)        (124)        (102)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                10          (31)           2         (597)         (40)      (1,670)      (1,166)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       15          (43)          (2)        (660)         (30)      (1,899)        (832)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (g) For the period from April 10, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 27

 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
 Statement of Operations
 Year ended December 31, 2001
 (In thousands of dollars)


                                                                                                                            First
                                                                PIMCO                                Scudder I            American
                                           --------------------------------------------------  ------------------------  -----------
                                                                                                                            FAIP
                                              High         Low       StocksPLUS      Total                                 Equity
                                              Yield      Duration     Growth &      Return                International    Income
                                              Bond         Bond        Income        Bond     International    B (g)       IA (j)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $       15           19           18          521           12            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     3            5            5          147           38            9           14
     Administrative fee                             -            1            1           19            5            2            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             3            6            6          166           43           11           16
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              12           13           12          355          (31)         (11)         (16)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                      (2)           -          (14)           3         (133)           -            1
     Realized gain distributions                    -            9            -          403          547            4            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                  (2)           9          (14)         406          414            4            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                (7)         (19)         (45)        (132)      (1,546)        (158)         689
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        3            3          (47)         629       (1,163)        (165)         674
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.
 (j) For the period from December 14, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 28

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)







                                           Total
                                        ------------


 Income:
     Dividends                         $     36,520
                                        ------------

 Expenses:
     Mortality and expense risk              31,010
     Administrative fee                       3,774
                                        ------------
         Total expenses                      34,784
                                        ------------

         Net investment income (loss)         1,736
                                        ------------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                               (19,350)
     Realized gain distributions             61,170
                                        ------------
         Net realized gain (loss)            41,820
                                        ------------

 Change in unrealized appreciation
     (depreciation)                        (274,641)
                                        ------------

         Net increase (decrease) in net
           assets from operations      $   (231,085)
                                        ============






 See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett  Lord Abbett
                                             Growth       Growth                     Bond                                  Large
                                              and           and          Bond      Debenture   Developing   Developing      Cap
                                             Income     Income B (a)  Debenture      B (a)       Growth     Growth B (a) Research(b)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $   (4,120)        (156)       9,439           61         (471)          (9)         209
       Net realized gain (loss)                 6,380            -         (582)          (1)      (1,165)         (11)       7,990
       Change in unrealized appreciation
         (depreciation)                       (67,729)       2,192       (5,603)          92       (1,972)         213       (8,614)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (65,469)       2,036        3,254          152       (3,608)         193         (415)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            2            -            2            -            1            -
        Company payments
     MetLife Investors Insurance                    -           (1)           -           (1)           -            -            -
        Company redemptions
     Payments received from contract
       owners                                   9,412       24,371        1,850        5,227          749          706          254
     Transfers between sub-accounts
       (including fixed account), net          68,918       34,055        5,882        8,517       (1,868)       1,529      (45,312)
     Transfers for contract benefits and
       terminations                           (78,217)        (275)     (12,523)         (58)      (1,872)         (16)        (247)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           113       58,152       (4,791)      13,687       (2,991)       2,220      (45,305)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                             (65,356)      60,188       (1,537)      13,839       (6,599)       2,413      (45,720)

 Net assets at beginning of period            884,743            -      142,709            -       39,293            -       45,720
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $  819,387       60,188      141,172       13,839       32,694        2,413            -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (b) For the period from January 1, 2001 to February 12, 2001.




 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 30

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                                                                 Met Investors
                                           -----------------------------------------------------------------------------------------

                                                                                                  Small       Small
                                            Mid-Cap       Mid-Cap      Quality      Quality        Cap       Cap Stock    Enhanced
                                             Value      Value B (a)     Bond       Bond B (a)     Stock        B (a)        Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (572)         (49)       2,931            8         (894)          (4)      (1,103)
       Net realized gain (loss)                 6,312          143          429          (12)       9,824           (2)      (3,820)
       Change in unrealized appreciation
         (depreciation)                        (1,505)         750        1,356           31      (17,810)          44      (21,494)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                           4,235          844        4,716           27       (8,880)          38      (26,417)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            1            -            1            -            1            -
        Company payments
     MetLife Investors Insurance                    -           (1)           -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,885        6,286        2,147        2,792          377          347        1,703
     Transfers between sub-accounts
       (including fixed account), net          12,089        8,622        6,531        3,927       (4,984)         438       (2,097)
     Transfers for contract benefits and
       terminations                            (3,871)         (83)      (9,537)         (43)      (5,325)          13      (17,605)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        10,103       14,825         (859)       6,677       (9,932)         799      (17,999)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                              14,338       15,669        3,857        6,704      (18,812)         837      (44,416)

 Net assets at beginning of period             55,623            -       85,637            -       86,824            -      210,856
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net assets at end of period               $   69,961       15,669       89,494        6,704       68,012          837      166,440
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.







 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 31

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                 Met Investors
                                        --------------------------------------------------------------------------------------------

                                                                                                 Inter-
                                            Enhanced      Select        Select   International  national      Balanced      Equity
                                           Index B (a)    Equity     Equity B (a)   Equity     Equity B (a) Portfolio (c) Income (c)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (9)      (1,733)         (16)         (94)          (2)          60          (20)
       Net realized gain (loss)                     -        2,067           18        5,715            3         (739)          33
       Change in unrealized appreciation
         (depreciation)                            20      (15,781)          87      (27,688)         (24)          (4)        (459)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              11      (15,447)          89      (22,067)         (23)        (683)        (446)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            -            1            -            1            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,143        1,128        1,589          468          326           67            1
     Transfers between sub-accounts
       (including fixed account), net           2,127       (6,907)       3,148       (4,765)         694       (7,228)      (5,264)
     Transfers for contract benefits and
       terminations                               (22)     (12,502)         (28)      (6,533)          (7)        (466)        (292)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         3,249      (18,281)       4,710      (10,830)       1,014       (7,627)      (5,555)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               3,260      (33,728)       4,799      (32,897)         991       (8,310)      (6,001)

 Net assets at beginning of period                  -      205,407            -      104,977            -        8,310        6,001
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,260      171,679        4,799       72,080          991            -            -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (c) For the period from January 1, 2001 to December 14, 2001.






 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 32

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                             Growth                  Oppenheimer    PIMCO        Janus                   Lord Abbett
                                              and         Putnam       Capital      Money      Aggressive   Lord Abbett    Growth
                                             Income      Research    Appreciation   Market       Growth       Growth     Opportunity
                                           Equity (c)      B (d)         B (d)       B (d)        B (d)    Opportunity(e)   B (d)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (107)          (2)          (7)           5           (3)          (4)         (18)
       Net realized gain (loss)                (2,449)          (6)          (6)           1            -           (4)          (4)
       Change in unrealized appreciation
         (depreciation)                          (607)          22           64            -           68           11          175
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (3,163)          14           51            6           65            3          153
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            1            1            2            1            -            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -           (1)
        Company redemptions
     Payments received from contract
       owners                                      71          841        1,452        5,538          747           64        2,081
     Transfers between sub-accounts
       (including fixed account), net         (10,055)         192          933         (787)         384          695        3,221
     Transfers for contract benefits and
       terminations                              (560)          (2)          (4)         (19)          (1)          (5)         (20)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                       (10,544)       1,032        2,382        4,734        1,131          754        5,282
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                             (13,707)       1,046        2,433        4,740        1,196          757        5,435

 Net assets at beginning of period             13,707            -            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $        -        1,046        2,433        4,740        1,196          757        5,435
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (c) For the period from January 1, 2001 to December 14, 2001.
 (d) For the period from February 12, 2001 to December 31, 2001.
 (e) For the period from May 1, 2001 to December 31, 2001.





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 33

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                                                              Met Investors
                                           -----------------------------------------------------------------------------------------
                                                                                               MIST SSR
                                              PIMCO                      MFS         MFS     Concentrated    MIST AIM    MIST AIM
                                           Total Return   PIMCO        Mid Cap     Research      Int'l        MidCap     Small Cap
                                              Bond      Innovation     Growth    International Portfolio      Equity      Growth
                                              B (d)        B (d)        B (d)        B (d)        B (f)        B (f)       B (f)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       16           (2)          (6)          (1)           -            -            -
       Net realized gain (loss)                    12           (2)          (2)          (2)           -            -            -
       Change in unrealized appreciation
         (depreciation)                           (34)          52          113            7            1            3           13
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              (6)          48          105            4            1            3           13
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            1            1            1            1            1            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,384          308        1,143          590            9          144          143
     Transfers between sub-accounts
       (including fixed account), net             934          318          534          258           18           31           63
     Transfers for contract benefits and
       terminations                               (14)           1           (1)          (2)           -            1            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         2,305          628        1,677          847           28          177          207
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               2,299          676        1,782          851           29          180          220

 Net assets at beginning of period                  -            -            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    2,299          676        1,782          851           29          180          220
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (d) For the period from February 12, 2001 to December 31, 2001.
 (f) For the period from October 9, 2001 to December 31, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 34

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                              GACC                                  Russell                                  AIM
                                           -----------  ---------------------------------------------------------------  -----------

                                                          Multi-                                              Real
                                             Money        Style       Aggressive                   Core      Estate         V.I.
                                             Market       Equity        Equity       Non-US        Bond     Securities      Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (447)        (505)        (132)        (170)       1,569           91       (1,006)
       Net realized gain (loss)                   204          257         (119)        (352)         254           68          644
       Change in unrealized appreciation
         (depreciation)                         1,013       (8,912)        (158)      (5,000)         209            5      (11,666)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             770       (9,160)        (409)      (5,522)       2,032          164      (12,028)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,890        3,435          499        1,340        2,219          339        5,874
     Transfers between sub-accounts
       (including fixed account), net          16,243        4,522          297        1,308         (391)         275       14,863
     Transfers for contract benefits and
       terminations                           (10,131)      (4,010)        (670)      (1,292)      (2,546)         (91)      (4,935)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         8,002        3,947          126        1,356         (718)         523       15,803
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               8,772       (5,213)        (283)      (4,166)       1,314          687        3,775

 Net assets at beginning of period             27,659       57,981       10,892       23,060       33,686        2,024       79,085
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   36,431       52,768       10,609       18,894       35,000        2,711       82,860
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 35

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                                    AIM                                       Alliance
                                           ------------------------  ---------------------------------------------------------------
                                                                                                            Bernstein
                                              V.I.         V.I.                                Bernstein    Real Estate  Bernstein
                                            Capital    International   Premier      Premier    Real Estate  Investment   Small Cap
                                          Appreciation    Equity       Growth     Growth B(e)  Investment      B (e)        B (e)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (609)         (79)        (851)         (68)         211           (6)           -
       Net realized gain (loss)                 2,962       (3,034)       2,331           78          115            -            -
       Change in unrealized appreciation
         (depreciation)                       (14,810)       1,069      (14,318)          98          604          190            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (12,457)      (2,044)     (12,838)         108          930          184            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            1            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   4,430          376        4,499        7,137        1,030        2,255           54
     Transfers between sub-accounts
       (including fixed account), net          10,573        1,246        9,076        8,668          855        2,719           17
     Transfers for contract benefits and
       terminations                            (2,961)        (486)      (3,040)        (428)        (415)         (24)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        12,043        1,137       10,535       15,377        1,470        4,950           71
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                (414)        (907)      (2,303)      15,485        2,400        5,134           76

 Net assets at beginning of period             46,597        7,789       61,702            -        8,788            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   46,183        6,882       59,399       15,485       11,188        5,134           76
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (e) For the period from May 1, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 36

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                            Alliance      Liberty                      Goldman Sachs                     Scudder II
                                           -----------  -----------  --------------------------------------------------  -----------
                                                          Newport                                                          Dreman
                                            Bernstein      Tiger        Growth                                             High
                                              Value        Fund,         and     International    Global     Internet      Return
                                              B (e)      Variable       Income      Equity        Income    Tollkeeper     Equity
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (1)          (5)         (58)          (4)          49           (9)          (1)
       Net realized gain (loss)                     -         (248)        (107)        (156)          (4)        (261)           3
       Change in unrealized appreciation
         (depreciation)                             7          106         (551)        (693)         (18)         164           (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               6         (147)        (716)        (853)          27         (106)          (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                      21           33          241           97          399          198           25
     Transfers between sub-accounts
       (including fixed account), net             185          (14)         394          (45)         618          546          (27)
     Transfers for contract benefits and
       terminations                                 2          (53)        (423)        (159)         (24)          (2)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           208          (34)         212         (107)         993          742           (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 214         (181)        (504)        (960)       1,020          636           (4)

 Net assets at beginning of period                  -          967        6,524        3,665          815          466          139
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      214          786        6,020        2,705        1,835        1,102          135
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (e) For the period from May 1, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 37

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                        Scudder II                                      MFS
                                           -------------------------------------  --------------------------------------------------

                                             Small         Small                                                         Investors
                                              Cap           Cap      Government                              Research      Trust
                                             Growth        Value     Securities      Bond       Research    Series B(g)    Series
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (39)         (72)          57           75         (254)          (5)        (233)
       Net realized gain (loss)                     1           67           17           17        1,985           (2)         509
       Change in unrealized appreciation
         (depreciation)                        (1,043)         745           61           21       (6,622)         (22)      (5,088)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (1,081)         740          135          113       (4,891)         (29)      (4,812)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     160          303          206           37          549          515        1,913
     Transfers between sub-accounts
       (including fixed account), net             244          117          358          323        1,315          259        4,749
     Transfers for contract benefits and
       terminations                              (129)        (226)         (97)        (358)      (1,061)          (7)      (1,317)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           275          194          467            2          803          767        5,345
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


         Net increase (decrease) in net
           assets                                (806)         934          602          115       (4,088)         738          533

 Net assets at beginning of period              3,398        4,724        2,311        1,624       20,779            -       25,518
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    2,592        5,658        2,913        1,739       16,691          738       26,051
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 38

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                      MFS
                                           -----------------------------------------------------------------------------------------

                                            Investors                              Emerging
                                              Trust      Emerging     Emerging      Markets       High         High        Global
                                           Series B(g)    Growth     Growth B(g)   Equity (b)    Income     Income B (g) Governments
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (39)        (324)          (2)           -          385           (8)           5
       Net realized gain (loss)                     -          (50)          (3)          (4)         (48)           -            1
       Change in unrealized appreciation
         (depreciation)                            15      (10,747)           -           10         (308)          33           (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             (24)     (11,121)          (5)           6           29           25            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   3,503          787          273            -          256        1,297            -
     Transfers between sub-accounts
       (including fixed account), net           5,695          114          167          (80)       2,330        1,596           66
     Transfers for contract benefits and
       terminations                               (51)      (1,269)          (1)          (2)        (354)         (14)          (6)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         9,147         (368)         439          (82)       2,232        2,879           60
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               9,123      (11,489)         434          (76)       2,261        2,904           65

 Net assets at beginning of period                  -       31,289            -           76        5,205            -          157
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    9,123       19,800          434            -        7,466        2,904          222
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (b) For the period from January 1, 2001 to February 12, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 39

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                           MFS                                  MetLife                  Oppenheimer
                                           -------------------------------------  -------------------------------------  -----------

                                             Global                     New                                    Stock
                                           Governments     New       Discovery  International  Large Cap       Index      Capital
                                              B (g)      Discovery      B (g)       Stock        Growth        B (f)    Appreciation
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -          (48)         (28)          (3)          (7)           -          (92)
       Net realized gain (loss)                     -           74           (3)           7         (141)           -          872
       Change in unrealized appreciation
         (depreciation)                             -          126          494          (75)          33            1       (2,639)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               -          152          463          (71)        (115)           1       (1,859)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            1            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                       3        1,114        3,092            5           68          399           88
     Transfers between sub-accounts
       (including fixed account), net               4        5,488        3,468          278          458           76        1,433
     Transfers for contract benefits and
       terminations                                 1         (198)         (57)         (14)         (32)          (1)        (597)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                             8        6,404        6,503          269          494          475          924
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                   8        6,556        6,966          198          379          476         (935)

 Net assets at beginning of period                  -          146            -          201          167            -       12,136
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $        8        6,702        6,966          399          546          476       11,201
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (f) For the period from October 9, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 40

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                              Oppenheimer                                    Putnam
                                           --------------------------------------------------  -------------------------------------
                                           Main Street                                             VT          VT
                                             Growth                                              Growth      Growth          VT
                                               &            High                   Strategic       and      and Income       New
                                             Income        Income        Bond        Bond        Income     Fund B (g)      Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (117)         261          822           38           85           (5)         (10)
       Net realized gain (loss)                  (205)         (67)         (60)         107           74           (1)          68
       Change in unrealized appreciation
         (depreciation)                        (1,442)        (193)          41          (21)      (2,726)          (7)         (47)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (1,764)           1          803          124       (2,567)         (13)          11
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,408           19          189          173        1,372          570           90
     Transfers between sub-accounts
       (including fixed account), net             959          199          509         (188)         694          359          525
     Transfers for contract benefits and
       terminations                              (777)        (161)        (949)        (255)      (2,150)          (9)         (87)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,590           57         (251)        (270)         (84)         920          528
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                (174)          58          552         (146)      (2,651)         907          539

 Net assets at beginning of period             13,583        2,842       12,664        3,795       33,506            -        1,530
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   13,409        2,900       13,216        3,649       30,855          907        2,069
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 41

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    Putnam
                                           -----------------------------------------------------------------------------------------
                                                                                                                            VT
                                                                                                  VT           VT      International
                                               VT                                    VT         -Inter    International  New Oppor-
                                              New            VT           VT     International  national    New Oppor-    tunities
                                           Value B (g)     Vista     Vista B (g)    Growth     Growth B (g)  tunities       B (g)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (1)        (150)          (1)        (271)         (40)         (46)           -
       Net realized gain (loss)                     -          663           (7)       2,125           (1)        (783)          (4)
       Change in unrealized appreciation
         (depreciation)                            10       (5,541)           3       (8,186)         (27)        (420)           2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               9       (5,028)          (5)      (6,332)         (68)      (1,249)          (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     235          234          118        2,128        4,204           64           76
     Transfers between sub-accounts
       (including fixed account), net             102        1,222          164        4,795        5,502          184           21
     Transfers for contract benefits and
       terminations                                 -         (627)          (3)      (1,345)         (77)        (216)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           337          829          279        5,578        9,629           32           97
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 346       (4,199)         274         (754)       9,561       (1,217)          95

 Net assets at beginning of period                  -       13,774            -       26,507            -        4,084            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      346        9,575          274       25,753        9,561        2,867           95
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 42

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                  Templeton
                                           -----------------------------------------------------------------------------------------

                                           Templeton    Templeton     Franklin     Franklin                   Growth
                                             Global       Global        Small       Small        Growth     Securities International
                                             Income     Income B (a)     Cap       Cap B (a)   Securities     B (a)      Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       23            -          (43)          (4)          22           (2)         257
       Net realized gain (loss)                     2            -         (304)          (1)         481           23        1,169
       Change in unrealized appreciation
         (depreciation)                           (10)           2         (528)          95         (581)           6       (4,232)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              15            2         (875)          90          (78)          27       (2,806)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            1            -            1            -            1            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                      26           29          252          494           89          392          552
     Transfers between sub-accounts
       (including fixed account), net             126          158        1,012          936          697          712        2,008
     Transfers for contract benefits and
       terminations                               (70)          (1)        (303)           2         (132)          (8)        (799)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                            82          187          961        1,433          654        1,097        1,761
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                  97          189           86        1,523          576        1,124       (1,045)

 Net assets at beginning of period                870            -        4,980            -        2,763            -       15,121
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      967          189        5,066        1,523        3,339        1,124       14,076
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 43

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                  Templeton
                                           -----------------------------------------------------------------------------------------
                                                                                                                         Franklin
                                            Inter-                   Developing                  Mutual     Franklin     Large Cap
                                            national    Developing     Markets       Mutual      Shares     Large Cap      Growth
                                           Securities    Markets     Securities      Shares    Securities     Growth     Securities
                                              B (a)     Securities      B (g)      Securities     B (h)     Securities      B (a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        1          (24)         (12)          51          (19)         (55)          (9)
       Net realized gain (loss)                    33         (226)           -          703           35        1,281           59
       Change in unrealized appreciation
         (depreciation)                           (57)        (402)          93         (293)          78       (2,109)         (31)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             (23)        (652)          81          461           94         (883)          19
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            -            -            -            -            -            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     664          664        1,569          847        4,080          144          988
     Transfers between sub-accounts
       (including fixed account), net           1,494        1,682        2,089        3,393        3,611        2,187        1,764
     Transfers for contract benefits and
       terminations                               (12)        (247)         (15)        (416)         (69)        (646)         (20)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         2,147        2,099        3,643        3,824        7,622        1,685        2,733
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               2,124        1,447        3,724        4,285        7,716          802        2,752

 Net assets at beginning of period                  -        5,376            -        8,244            -        6,106            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    2,124        6,823        3,724       12,529        7,716        6,908        2,752
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.
 (h) For the period from April 12, 2001 to December 31, 2001.


 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 44

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                  Fidelity
                                           -----------------------------------------------------------------------------------------

                                                                                    VIP III      VIP III       VIP         VIP
                                              VIP           VIP        VIP II       Growth       Growth &     Equity-     Equity-
                                             Growth     Growth B(i)  Contrafund  Opportunities   Income       Income    Income B (i)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (49)          (4)         (23)          (9)           -            4           (2)
       Net realized gain (loss)                   179            7           (4)         (55)          29           80           (1)
       Change in unrealized appreciation
         (depreciation)                          (888)          34         (529)         (98)        (375)        (209)           3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (758)          37         (556)        (162)        (346)        (125)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     273          489           45           10           11           36          232
     Transfers between sub-accounts
       (including fixed account), net             795          321          387           11         (110)         549          277
     Transfers for contract benefits and
       terminations                              (187)          (3)        (206)         (16)        (168)        (129)          (3)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           881          807          226            5         (267)         456          506
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 123          844         (330)        (157)        (613)         331          506

 Net assets at beginning of period              3,608            -        3,898          963        3,283        1,989            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,731          844        3,568          806        2,670        2,320          506
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 45

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                            Fidelity               American Century               New England Zenith      Dreyfus
                                           -----------  -------------------------------------  ------------------------  -----------
                                                                                                             Harris
                                                                                                 Davis       Oakmark
                                              VIP           VP                                  Venture      Mid Cap
                                           High Income   Income &        VP            VP        Value        Value        Stock
                                              B (i)       Growth    International    Value      Fund E (a)   Fund B (a)    Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -         (153)          (8)         (61)          (9)          (6)          (5)
       Net realized gain (loss)                     -           (1)        (125)          34            -           (1)         (87)
       Change in unrealized appreciation
         (depreciation)                            (1)        (823)        (113)       1,186          135          115         (169)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              (1)        (977)        (246)       1,159          126          108         (261)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            1            1            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                       4        8,426          100        4,127        2,589        1,086          126
     Transfers between sub-accounts
       (including fixed account), net              32       14,458          201        5,358          988          540          664
     Transfers for contract benefits and
       terminations                                 1         (641)         (50)        (298)         (10)          (5)        (170)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                            37       22,243          251        9,187        3,568        1,622          620
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                  36       21,266            5       10,346        3,694        1,730          359

 Net assets at beginning of period                  -        8,190          633        4,748            -            -        1,360
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $       36       29,456          638       15,094        3,694        1,730        1,719
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.
 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 46

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                       Dreyfus                                      Invesco
                                           ---------------------------------------------------------------  ------------------------
                                                                                                  VIF
                                                           VIF           VIF          VIF       Capital                     VIF
                                             Stock      Disciplined  Disciplined    Capital   Appreciation     VIF          High
                                           Index B (g)     Stock     Stock B (g)  Appreciation    B (g)      Dynamics       Yield
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -           (3)           -          (28)          12         (105)         436
       Net realized gain (loss)                     5           (9)          (4)         (35)          (2)        (124)        (102)
       Change in unrealized appreciation
         (depreciation)                            10          (31)           2         (597)         (40)      (1,670)      (1,166)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              15          (43)          (2)        (660)         (30)      (1,899)        (832)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     516           14          143          791        3,117        3,669        1,682
     Transfers between sub-accounts
       (including fixed account), net             193           51          126        2,604        2,715        7,035        2,024
     Transfers for contract benefits and
       terminations                                (2)         (27)          (6)        (220)         (42)        (303)        (199)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           707           38          263        3,175        5,790       10,401        3,507
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 722           (5)         261        2,515        5,760        8,502        2,675

 Net assets at beginning of period                  -          277            -        4,808            -        4,528        1,847
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      722          272          261        7,323        5,760       13,030        4,522
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 47

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                                                            First
                                                                 PIMCO                                 Scudder I          American
                                           --------------------------------------------------  ------------------------  -----------
                                                                                                                            FAIP
                                              High         Low       StocksPLUS      Total                                 Equity
                                             Yield       Duration     Growth &      Return                 International   Income
                                              Bond         Bond        Income        Bond     International     B (g)      IA (j)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       12           13           12          355          (31)         (11)         (16)
       Net realized gain (loss)                    (2)           9          (14)         406          414            4            1
       Change in unrealized appreciation
         (depreciation)                            (7)         (19)         (45)        (132)      (1,546)        (158)         689
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               3            3          (47)         629       (1,163)        (165)         674
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     119          102           99        6,448          413        1,355            -
     Transfers between sub-accounts
       (including fixed account), net             178        1,437          149       11,574        1,319        1,233       23,419
     Transfers for contract benefits and
       terminations                               (11)         (12)         (42)        (517)        (101)          (4)         (54)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           286        1,527          206       17,505        1,631        2,584       23,365
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 289        1,530          159       18,134          468        2,419       24,039

 Net assets at beginning of period                 62           86          355        4,365        2,728            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      351        1,616          514       22,499        3,196        2,419       24,039
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.
 (j) For the period from December 14, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 48

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)




                                           Total
                                        ------------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)    $      1,736
       Net realized gain (loss)              41,820
       Change in unrealized appreciation
         (depreciation)                    (274,641)
                                        ------------
         Net increase (decrease) from
           operations                      (231,085)
                                        ------------

 Contract transactions:
     MetLife Investors Insurance                 35
        Company payments
     MetLife Investors Insurance                 (4)
        Company redemptions
     Payments received from contract
       owners                               185,994
     Transfers between sub-accounts
       (including fixed account), net       290,621
     Transfers for contract benefits and
       terminations                        (200,430)
                                        ------------
         Net increase (decrease) in net
           assets from contract
           transactions                     276,216
                                        ------------

         Net increase (decrease) in net
           assets                            45,131

 Net assets at beginning of period        2,572,850
                                        ------------
 Net assets at end of period           $  2,617,981
                                        ============





 See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                   Small
                                              and           Bond     Developing      Cap        Mid-Cap       Quality        Cap
                                             Income      Debenture     Growth      Research      Value          Bond        Stock
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $   (1,858)       7,941         (520)        (435)        (420)       3,769       (1,361)
       Net realized gain (loss)                19,538          131        1,951        3,492          360          (40)       5,484
       Change in unrealized appreciation
         (depreciation)                        84,755       (8,801)      (9,813)       1,797       16,951        4,237      (15,875)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         102,435         (729)      (8,382)       4,854       16,891        7,966      (11,752)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                  13,769        2,585        7,050        2,901        2,860        3,125        2,378
     Transfers between sub-accounts
       (including fixed account), net           7,174       (2,797)      11,452        7,214       10,472       (2,383)       4,753
     Transfers for contract benefits and
       terminations                           (74,055)     (13,914)      (1,962)      (2,356)      (2,107)     (11,245)      (6,081)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                       (53,112)     (14,126)      16,540        7,759       11,225      (10,503)       1,050
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                              49,323      (14,855)       8,158       12,613       28,116       (2,537)     (10,702)

 Net assets at beginning of period            835,419      157,563       31,136       33,108       27,507       88,174       97,527
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $  884,742      142,708       39,294       45,721       55,623       85,637       86,825
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 50

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                              Met Investors
                                           -----------------------------------------------------------------------------------------
                                                                                                              Growth      Riggs
                                             Large                                                             and         U.S.
                                              Cap         Select    International                Equity       Income    Government
                                             Stock        Equity       Equity      Balanced      Income       Equity   Securities(a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $   (1,746)      (1,978)      (1,124)          76            4         (160)          16
       Net realized gain (loss)                19,096       15,766        9,124          253            1          633          (13)
       Change in unrealized appreciation
         (depreciation)                       (47,613)     (30,610)     (30,983)        (307)         725       (1,516)           4
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (30,263)     (16,822)     (22,983)          22          730       (1,043)           7
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -         (203)
     Payments received from contract
       owners                                   9,042        3,788        3,349          162           79          230          383
     Transfers between sub-accounts
       (including fixed account), net          28,939        6,073        8,070          456          (89)         523         (478)
     Transfers for contract benefits and
       terminations                           (23,814)     (13,405)      (7,357)        (771)        (426)        (975)          (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        14,167       (3,544)       4,062         (153)        (436)        (222)        (299)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                             (16,096)     (20,366)     (18,921)        (131)         294       (1,265)        (292)

 Net assets at beginning of period            226,951      225,772      123,899        8,441        5,707       14,972          292
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $  210,855      205,406      104,978        8,310        6,001       13,707            -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from January 1, 2000 to June 30, 2000.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 51

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                           Met Investors   GACC                                 Russell
                                           -----------  -----------  ---------------------------------------------------------------

                                                                        Multi-                                              Real
                                             Riggs         Money        Style     Aggressive                   Core        Estate
                                            Stock (a)     Market        Equity      Equity       Non-U.S.      Bond      Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        1         (439)        (538)        (112)        (303)       1,183           55
       Net realized gain (loss)                    15        3,775        2,132        1,248        1,974         (133)          13
       Change in unrealized appreciation
         (depreciation)                            (4)      (1,818)     (10,113)      (1,365)      (5,688)       1,518          250
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              12        1,518       (8,519)        (229)      (4,017)       2,568          318
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                      (107)           -            -            -            -            -            -
     Payments received from contract
       owners                                     389        4,941        7,023        1,152        2,934        2,789          606
     Transfers between sub-accounts
       (including fixed account), net            (510)     (13,926)       8,255        1,345        3,290        2,943          585
     Transfers for contract benefits and
       terminations                                (3)      (7,769)      (5,107)        (832)      (2,107)      (2,169)        (116)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                          (231)     (16,754)      10,171        1,665        4,117        3,563        1,075
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                (219)     (15,236)       1,652        1,436          100        6,131        1,393

 Net assets at beginning of period                219       42,895       56,328        9,457       22,962       27,554          631
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $        -       27,659       57,980       10,893       23,062       33,685        2,024
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (a) For the period from January 1, 2000 to June 30, 2000.



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 52

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)

                                                                                                                          Goldman
                                                          AIM                            Alliance            Liberty       Sachs
                                           -------------------------------------  ------------------------  -----------  -----------
                                                                                                             Newport
                                                          V.I.          V.I.                      Real        Tiger         Growth
                                              V.I.       Capital    International   Premier      Estate       Fund,          and
                                              Value    Appreciation    Equity       Growth     Investment    Variable       Income
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (856)        (517)         (74)        (783)         145           (3)         (70)
       Net realized gain (loss)                 3,409        1,236          322        2,874           (8)          44          (14)
       Change in unrealized appreciation
         (depreciation)                       (16,433)      (9,463)      (2,291)     (14,600)       1,070         (166)        (332)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (13,880)      (8,744)      (2,043)     (12,509)       1,207         (125)        (416)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                  16,555       10,619        1,608       22,043        2,675          241          506
     Transfers between sub-accounts
       (including fixed account), net          37,693       31,922        3,816       15,432        1,532          248          370
     Transfers for contract benefits and
       terminations                            (3,855)      (2,329)        (434)      (2,596)        (181)         (20)        (328)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        50,393       40,212        4,990       34,879        4,026          469          548
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                              36,513       31,468        2,947       22,370        5,233          344          132

 Net assets at beginning of period             42,572       15,128        4,842       39,333        3,554          622        6,392
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   79,085       46,596        7,789       61,703        8,787          966        6,524
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 53

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                       Goldman Sachs                                   Kemper
                                           -------------------------------------  --------------------------------------------------
                                                                                    Dreman
                                                                                     High        Small        Small
                                          International   Global      Internet      Return        Cap           Cap      Government
                                             Equity       Income    Tollkeeper(b)   Equity       Growth        Value     Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (54)          62           (2)           1          (46)         (38)         131
       Net realized gain (loss)                   223           (1)          (2)         (12)         359           (8)         (39)
       Change in unrealized appreciation
         (depreciation)                          (785)         (19)        (175)          36       (1,095)         170          103
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (616)          42         (179)          25         (782)         124          195
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     506          205          283            -        1,005          351          142
     Transfers between sub-accounts
       (including fixed account), net             390          283          367          (41)       1,521          127         (119)
     Transfers for contract benefits and
       terminations                              (175)         (46)          (4)         (19)        (106)        (280)        (200)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           721          442          646          (60)       2,420          198         (177)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 105          484          467          (35)       1,638          322           18

 Net assets at beginning of period              3,561          332            -          173        1,760        4,402        2,293
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,666          816          467          138        3,398        4,724        2,311
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (b) For the period from July 3, 2000 to December 31, 2000.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 54

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                                     MFS
                                           -----------------------------------------------------------------------------------------

                                                                                                 Emerging
                                                                      Investors    Emerging      Markets       High        Global
                                              Bond       Research       Trust       Growth       Equity       Income     Governments
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       80         (273)        (213)        (461)          (1)         323            2
       Net realized gain (loss)                    (8)       1,280          186        2,415           15          (16)           -
       Change in unrealized appreciation
         (depreciation)                            53       (2,532)        (277)      (9,814)         (34)        (731)           6
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             125       (1,525)        (304)      (7,860)         (20)        (424)           8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                       7        2,566        4,760        8,613            -          532           33
     Transfers between sub-accounts
       (including fixed account), net           1,680        4,291        4,441        3,834          (46)         831           54
     Transfers for contract benefits and
       terminations                              (407)        (909)        (810)      (1,831)          (7)        (260)         (15)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,280        5,948        8,391       10,616          (53)       1,103           72
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               1,405        4,423        8,087        2,756          (73)         679           80

 Net assets at beginning of period                219       16,358       17,431       28,533          149        4,525           77
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    1,624       20,781       25,518       31,289           76        5,204          157
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 55

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                               MFS               MetLife                              Oppenheimer
                                           -----------  ------------------------  --------------------------------------------------
                                                                                               Main Street
                                                          Putnam       Putnam                    Growth
                                              New      International  Large Cap    Capital         &          High
                                          Discovery (c)  Stock (d)    Growth (d) Appreciation    Income      Income         Bond
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -            -            -         (139)        (124)         236          723
       Net realized gain (loss)                     -            -           (2)         639          483          (28)         (59)
       Change in unrealized appreciation
         (depreciation)                            (4)           6          (36)        (992)      (1,752)        (355)        (116)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              (4)           6          (38)        (492)      (1,393)        (147)         548
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     122           61           60        2,051        5,272          159          489
     Transfers between sub-accounts
       (including fixed account), net              28          135          161        3,717        2,466          550        1,675
     Transfers for contract benefits and
       terminations                                 -           (1)         (16)        (603)        (431)        (144)        (590)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           150          195          205        5,165        7,307          565        1,574
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 146          201          167        4,673        5,914          418        2,122

 Net assets at beginning of period                  -            -            -        7,463        7,669        2,424       10,542
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      146          201          167       12,136       13,583        2,842       12,664
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (c) For the period from September 1, 2000 to December 31, 2000.
 (d) For the period from September 11, 2000 to December 31, 2000.



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 56

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                           Oppenheimer                              Putnam                                Templeton
                                           -----------  ---------------------------------------------------------------  -----------
                                                            VT                                                  VT
                                                          Growth         VT                       VT       International    Global
                                            Strategic      and           New          VT      International     New         Income
                                              Bond        Income        Value        Vista       Growth    Opportunities  Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      225          106           (1)        (169)          90          (56)          18
       Net realized gain (loss)                   (20)       2,268           38          194        2,481          116           (5)
       Change in unrealized appreciation
         (depreciation)                          (162)        (169)         193       (1,727)      (5,251)      (2,338)          27
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              43        2,205          230       (1,702)      (2,680)      (2,278)          40
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     558        3,085          288        4,196        7,103        2,547           68
     Transfers between sub-accounts
       (including fixed account), net             148        3,573          377        4,959        2,987        1,484          496
     Transfers for contract benefits and
       terminations                              (109)      (1,628)         (58)        (526)      (1,097)        (181)         (60)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           597        5,030          607        8,629        8,993        3,850          504
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 640        7,235          837        6,927        6,313        1,572          544

 Net assets at beginning of period              3,155       26,271          693        6,847       20,194        2,512          326
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,795       33,506        1,530       13,774       26,507        4,084          870
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 57

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                            Templeton                                     Fidelity
                                           ----------------------------------------------------------------------------  -----------
                                                                                                            Franklin
                                             Franklin                              Developing    Mutual     Large Cap
                                              Small       Growth    International   Markets      Shares       Growth        VIP
                                               Cap      Securities   Securities    Securities  Securities   Securities     Growth
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (28)         (11)          50          (24)         (29)         (42)         (39)
       Net realized gain (loss)                   (27)         186        1,158           34           43          121          203
       Change in unrealized appreciation
         (depreciation)                        (1,139)         (58)      (1,537)      (1,675)         676         (269)        (691)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (1,194)         117         (329)      (1,665)         690         (190)        (527)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                   1,311          480        1,450        2,658        3,788          838        1,347
     Transfers between sub-accounts
       (including fixed account), net           4,174        1,772        5,545        1,055        1,358        4,659        1,342
     Transfers for contract benefits and
       terminations                              (292)        (143)        (756)        (161)        (172)        (220)        (383)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         5,193        2,109        6,239        3,552        4,974        5,277        2,306
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               3,999        2,226        5,910        1,887        5,664        5,087        1,779

 Net assets at beginning of period                980          538        9,210        3,489        2,581        1,019        1,830
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    4,979        2,764       15,120        5,376        8,245        6,106        3,609
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 58

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                   Fidelity                              American Century
                                           --------------------------------------------------  -------------------------------------

                                                          VIP III      VIP III       VIP          VP
                                             VIP II       Growth       Growth &     Equity-     Income &        VP            VP
                                           Contrafund  Opportunities    Income      Income       Growth    International    Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (40)          (3)         (14)           -          (48)          (4)         (20)
       Net realized gain (loss)                   245           36          194           76            1          (10)          23
       Change in unrealized appreciation
         (depreciation)                          (516)        (222)        (324)          65         (568)         (58)         672
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (311)        (189)        (144)         141         (615)         (72)         675
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     884          136          457          187        6,898          569        3,255
     Transfers between sub-accounts
       (including fixed account), net           1,734          343          705          496        1,711          139          681
     Transfers for contract benefits and
       terminations                              (225)         (56)        (217)         (63)         (83)          (5)         (36)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         2,393          423          945          620        8,526          703        3,900
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               2,082          234          801          761        7,911          631        4,575

 Net assets at beginning of period              1,816          729        2,482        1,228          279            2          173
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net assets at end of period               $    3,898          963        3,283        1,989        8,190          633        4,748
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 59

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                         Dreyfus                          INVESCO                   PIMCO
                                           -------------------------------------  ------------------------  ------------------------

                                                           VIF                                   VIF          High          Low
                                             Stock      Disciplined      VIF         VIF         High         Yield       Duration
                                             Index        Stock      Appreciation  Dynamics      Yield        Bond          Bond
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (1)          (1)           -          (33)           4            3            2
       Net realized gain (loss)                    20            2           57           (6)           -           (1)           -
       Change in unrealized appreciation
         (depreciation)                          (124)         (22)        (162)        (650)        (196)          (2)           1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (105)         (21)        (105)        (689)        (192)           -            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     676          246        3,848        4,194        1,607           44           79
     Transfers between sub-accounts
       (including fixed account), net             792           44          873          885          400           18            3
     Transfers for contract benefits and
       terminations                               (16)           -          (32)         (42)         (25)           -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,452          290        4,689        5,037        1,982           62           82
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               1,347          269        4,584        4,348        1,790           62           85

 Net assets at beginning of period                 14           10          225          181           56            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    1,361          279        4,809        4,529        1,846           62           85
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========







 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 60

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                  PIMCO                 Scudder
                                        ---------------------------  ------------

                                         StocksPLUS       Total
                                          Growth &        Return
                                           Income          Bond      International    Total
                                        ------------   ------------  -------------  ------------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)     $        15            108            (14)          144
       Net realized gain (loss)                  16              -             56       105,587
       Change in unrealized appreciation
         (depreciation)                         (63)           134           (326)     (131,308)
                                        ------------   ------------  -------------  ------------
         Net increase (decrease) from
           operations                           (32)           242           (284)      (25,577)
                                        ------------   ------------  -------------  ------------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                          -              -              -             -
     MetLife Investors Insurance
        Company redemptions                       -              -              -          (310)
     Payments received from contract
       owners                                   349          3,406          2,284       211,835
     Transfers between sub-accounts
       (including fixed account), net            65            710            572       242,819
     Transfers for contract benefits and
       terminations                             (36)           (63)           (13)     (199,867)
                                        ------------   ------------  -------------  ------------
         Net increase (decrease) in net
           assets from contract
           transactions                         378          4,053          2,843       254,477
                                        ------------   ------------  -------------  ------------

         Net increase (decrease) in net
           assets                               346          4,295          2,559       228,900

 Net assets at beginning of period                9             71            169     2,343,957
                                        ------------   ------------  -------------  ------------
 Net assets at end of period            $       355          4,366          2,728     2,572,857
                                        ============   ============  =============  ============




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 61

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001


(1)   ORGANIZATION
      MetLife Investors Variable Annuity Account One (the Separate Account) was formerly known as Cova Variable Annuity Account One. The Separate Account, a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company
      (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

      Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

           MetLife Series Trust (Met Investors)                              Russell Insurance Funds (Russell)
              Lord Abbett Growth and Income Portfolio                           Multi-Style Equity Fund
              Lord Abbett Growth and Income Portfolio B                         Aggressive Equity Fund
              Bond Debenture Portfolio                                          Non-U.S. Fund
              Bond Debenture Portfolio B                                        Core Bond Fund
              Developing Growth Portfolio                                       Real Estate Securities Fund
              Developing Growth Portfolio B                                  AIM Variable Insurance Funds, Inc. (AIM)
              Mid-Cap Value Portfolio                                           AIM V.I. Value Fund
              Mid-Cap Value Portfolio B                                         AIM V.I. Capital Appreciation Fund
              Quality Bond Portfolio                                            AIM V.I. International Equity Fund
              Quality Bond Portfolio B                                       Alliance Variable Products Series Fund, Inc. (Alliance)
              Small Cap Stock Portfolio                                         Premier Growth Portfolio
              Small Cap Stock Portfolio B                                       Premier Growth Portfolio B
              Enhanced Index Portfolio                                          Bernstein Real Estate Investment Portfolio
              Enhanced Index Portfolio B                                        Bernstein Real Estate Investment Portfolio B
              Select Equity Portfolio                                           Bernstein Small Cap Portfolio B
              Select Equity Portfolio B                                         Bernstein Value Portfolio B
              International Equity Portfolio                                 Liberty Variable Investment Trust (Liberty)
              International Equity Portfolio B                                  Newport Tiger Fund, Variable Series
              Putnam Research Portfolio B                                    Goldman Sachs Variable Insurance Trust (Goldman Sachs)
              Oppenheimer Capital Appreciation Portfolio B                      Growth and Income Fund
              PIMCO Money Market Portfolio B                                    International Equity Fund
              Janus Aggressive Growth Portfolio B                               Global Income Fund
              Lord Abbett Growth Opportunity Portfolio                          Internet Tollkeeper Fund
              Lord Abbett Growth Opportunity Portfolio B                     Scudder Variable Series II (Scudder II)
              PIMCO Total Return Bond Portfolio B                               Dreman High Return Equity Portfolio
              PIMCO Innovation Portfolio B                                      Small Cap Growth Portfolio
              MFS Mid Cap Growth Portfolio B                                    Small Cap Value Portfolio
              MFS Research International Portfolio B                            Government Securities Portfolio
              MIST SSR Concentrated Int'l Portfolio B                        MFS Variable Insurance Trust (MFS)
              MIST AIM Mid Cap Equity Portfolio B                               MFS Bond Series
              MIST AIM Small Cap Growth Portfolio B                             MFS Research Series
           General American Capital Company (GACC)                              MFS Research Series B
              Money Market Fund                                                 MFS Investors Trust Series

                                                                                                                         (Continued)
                                       62

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(1)   Organization (Cont.)
              MFS Investors Trust Series B                                   Variable Insurance Products Fund, Fund II and Fund III
                                                                              (Fidelity)
              MFS Emerging Growth Series                                        VIP Growth Portfolio
              MFS Emerging Growth Series B                                      VIP Growth Portfolio B
              MFS High Income Series                                            VIP II Contrafund Portfolio
              MFS High Income Series B                                          VIP III Growth Opportunities Portfolio
              MFS Global Governments Series                                     VIP III Growth & Income Portfolio
              MFS Global Governments Series B                                   VIP Equity-Income Portfolio
              MFS New Discovery Series                                          VIP Equity-Income Portfolio B
              MFS New Discovery Series B                                        VIP High Income Portfolio B
           Oppenheimer Variable Account Funds (Oppenheimer)                  American Century Variable Portfolios, Inc. (American
                                                                              Century)
              Oppenheimer Capital Appreciation Fund                             American Century VP Income & Growth Fund
              Oppenheimer Main Street Growth & Income Fund                      American Century VP International Fund
              Oppenheimer High Income Fund                                      American Century VP Value Fund
              Oppenheimer Bond Fund                                          New England Zenith Fund (New England Zenith)
              Oppenheimer Strategic Bond Fund                                   Davis Venture Value Fund E
           Putnam Variable Trust (Putnam)                                       Harris Oakmark Mid Cap Value Fund B
              Putnam VT Growth and Income Fund                               Dreyfus Variable Investment Fund (Dreyfus)
              Putnam VT Growth and Income Fund B                                Dreyfus Stock Index Portfolio
              Putnam VT New Value Fund                                          Dreyfus Stock Index Portfolio B
              Putnam VT New Value Fund B                                        Dreyfus VIF Disciplined Stock Portfolio
              Putnam VT Vista Fund                                              Dreyfus VIF Disciplined Stock Portfolio B
              Putnam VT Vista Fund B                                            Dreyfus VIF Appreciation Portfolio
              Putnam VT International Growth Fund                               Dreyfus VIF Appreciation Portfolio B
              Putnam VT International Growth Fund B                          INVESCO Variable Investment Funds, Inc. (INVESCO)
              Putnam VT International New Opportunities Fund                    INVESCO VIF Dynamics Fund
              Putnam VT International New Opportunities Fund B                  INVESCO VIF High Yield Fund
           Franklin Templeton Variable Insurance Products Trust (Templeton)  PIMCO Variable Insurance Trust (PIMCO)
              Templeton Global Income Securities Fund                           PIMCO High Yield Bond Portfolio
              Templeton Global Income Securities Fund B                         PIMCO Low Duration Bond Portfolio
              Franklin Small Cap Fund                                           PIMCO StocksPLUS Growth & Income Portfolio
              Franklin Small Cap Fund B                                         PIMCO Total Return Bond Portfolio
              Templeton Growth Securities Fund                               Scudder Variable Series I (Scudder I)
              Templeton Growth Securities Fund B                                International Portfolio
              Templeton International Securities Fund                           International Portfolio B
              Templeton International Securities Fund B                      Metropolitan Series, Inc. (MetLife)
              Templeton Developing Markets Securities Fund                      Putnam International Stock Portfolio
              Templeton Developing Markets Securities Fund B                    Putnam Large Cap Growth Portfolio
              Mutual Shares Securities Fund                                     Stock Index Portfolio B
              Mutual Shares Securities Fund B                                First American Insurance Portfolios, Inc. (First
                                                                              American)
              Franklin Large Cap Growth Securities Fund                         FAIP Equity Income IA
              Franklin Large Cap Growth Securities Fund B




                                                                                                                         (Continued)
                                                                 63

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(1)   ORGANIZATION (CONT.)
      On February 12, 2001, the Cova Series Trust was reorganized as the MetLife Series Trust. As a result of this reorganization, the Lord Abbett Large Cap Research Portfolio was merged into the Lord Abbett Growth and Income Portfolio. Additionally, the Lord Abbett Large Cap Research sub-account was merged into the Lord Abbett Growth and Income sub-account. During 2001, Met Investors changed the Large Cap Stock Portfolio name to the Enhanced Index Portfolio. Additionally, during 2001, MFS changed the Growth with Income Series name to the Investors Trust Series. The following sub-accounts ceased operations during the current period:

      MFS Emerging Markets                              February 12, 2001
      Met Investors Balanced Portfolio                  December 14, 2001
      Met Investors Equity Income Portfolio             December 14, 2001
      Met Investors Growth and Income Portfolio         December 14, 2001


(2)   SIGNIFICANT ACCOUNTING POLICIES

      (a)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (b)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund for 2000, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           For the period ended December 31, 2000, GACC followed the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the GACC Money Market Fund. As a result, the cost basis in the GACC Money Market Fund is increased and a corresponding capital gain is recognized. This adjustment has no impact on the net assets of the GACC Money Market Fund.

      (c)  FEDERAL INCOME TAXES
           The operations of the Separate Account sub-accounts are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code
           (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

      (d)  ANNUITY RESERVES
           Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

      (e)  ESTIMATES

           The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.

(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 2001, MLI deducted surrender fees of approximately $1,949,000 from the Separate Account.

      For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

              Owner's                   Sales Charge as a % of
              Investment                Gross Purchase Payment
              ----------                ----------------------

              less than $50,000                 5.75%
              $50,000 - $99,999.99              4.50%
              $100,000 - $249,999.99            3.50%
              $250,000 - $499,999.99            2.50%
              $500,000 - $999,999.99            2.00%
              $1,000,000 or more                1.00%

      MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2001, MLI deducted contract maintenance and transfer fees of approximately $865,000 from the Separate Account.

      Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.





                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)


(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:

Met Investors Lord Abbett Growth and Income Portfolio     $ 717,504    Liberty Newport Tiger Fund, Variable Series        $     745
Met Investors Lord Abbett Growth and Income Portfolio B      57,996    Goldman Sachs Growth and Income Fund                   6,907
Met Investors Bond Debenture Portfolio                      151,228    Goldman Sachs International Equity Fund                3,747
Met Investors Bond Debenture Portfolio B                     13,747    Goldman Sachs Global Income Fund                       1,887
Met Investors Developing Growth Portfolio                    36,877    Goldman Sach Internet Tollkeeper Fund                  1,113
Met Investors Developing Growth Portfolio B                   2,200    Scudder II Dreman High Return Equity Portfolio           123
Met Investors Mid-Cap Value Portfolio                        53,089    Scudder II Small Cap Growth Portfolio                  4,188
Met Investors Mid-Cap Value Portfolio B                      14,919    Scudder II Small Cap Value Portfolio                   4,704
Met Investors Quality Bond Portfolio                         84,916    Scudder II Government Securities Portfolio             2,797
Met Investors Quality Bond Portfolio B                        6,674    MFS Bond Series                                        1,671
Met Investors Small Cap Stock Portfolio                      71,658    MFS Research Series                                   22,751
Met Investors Small Cap Stock Portfolio B                       793    MFS Research Series B                                    760
Met Investors Enhanced Index Portfolio                      198,993    MFS Investors Trust Series                            30,002
Met Investors Enhanced Index Portfolio B                      3,240    MFS Investors Trust Series B                           9,108
Met Investors Select Equity Portfolio                       184,082    MFS Emerging Growth Series                            28,293
Met Investors Select Equity Portfolio B                       4,712    MFS Emerging Growth Series B                             434
Met Investors International Equity Portfolio                 97,019    MFS High Income Series                                 8,563
Met Investors International Equity Portfolio B                1,015    MFS High Income Series B                               2,871
Met Investors Putnam Research Portfolio B                     1,024    MFS Global Governments Series                            220
Met Investors Oppenheimer Capital Appreciation Portfolio B    2,370    MFS Global Governments Series B                            8
Met Investors PIMCO Money Market Portfolio B                  4,741    MFS New Discovery Series                               6,579
Met Investors Janus Aggressive Growth Portfolio B             1,128    MFS New Discovery Series B                             6,472
Met Investors Lord Abbett Growth Opportunity Portfolio          746    MetLife Putnam International Stock Portfolio             468
Met Investors Lord Abbett Growth Opportunity Portfolio B      5,260    MetLife Putnam Large Cap Growth Portfolio                549
Met Investors PIMCO Total Return Bond Portfolio B             2,333    MetLife Stock Index Portfolio B                          476
Met Investors PIMCO Innovation Portfolio B                      624    Oppenheimer Capital Appreciation Fund                 13,078
Met Investors MFS Mid Cap Growth Portfolio B                  1,669    Oppenheimer Main Street Growth & Income Fund          15,726
Met Investors MFS Research International Portfolio B            844    Oppenheimer High Income Fund                           3,488
Met Investors MIST SSR Concentrated Int'l Portfolio B            28    Oppenheimer Bond Fund                                 13,608
Met Investors MIST AIM Mid Cap Equity Portfolio B               177    Oppenheimer Strategic Bond Fund                        3,833
Met Investors MIST AIM Small Cap Growth Portfolio B             207    Putnam VT Growth and Income Fund                      34,741
GACC Money Market Fund                                       36,021    Putnam VT Growth and Income Fund B                       914
Russell Multi-Style Equity Fund                              66,097    Putnam VT New Value Fund                               1,945
Russell Aggressive Equity Fund                               11,396    Putnam VT New Value Fund B                               336
Russell Non-US Fund                                          24,798    Putnam VT Vista Fund                                  15,156
Russell Core Bond Fund                                       35,220    Putnam VT Vista Fund B                                   272
Russell Real Estate Securities Fund                           2,465    Putnam VT International Growth Fund                   32,385
AIM V.I. Value Fund                                         104,753    Putnam VT International Growth Fund B                  9,588
AIM V.I. Capital Appreciation Fund                           66,860    Putnam VT International New Opportunities Fund         4,765
AIM V.I. International Equity Fund                            7,096    Putnam VT International New Opportunities Fund B          93
Alliance Premier Growth Portfolio                            79,951    Templeton Global Income Securities Fund                  953
Alliance Premier Growth Portfolio B                          15,387    Templeton Global Income Securities Fund B                187
Alliance Bernstein Real Estate Investment Portfolio           9,921    Franklin Small Cap Fund                                6,502
Alliance Bernstein Real Estate Investment Portfolio B         4,944    Franklin Small Cap Fund B                              1,428
Alliance Bernstein Small Cap Portfolio B                         71    Templeton Growth Securities Fund                       3,918
Alliance Bernstein Value Portfolio B                            207    Templeton Growth Securities Fund B                     1,118

                                                                                                                         (Continued)
                                                                 66

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)


(5)   Cost Basis of Investments (cont.)
      The cost basis of each sub-account's investment follows:


Templeton International Securities Fund                    $ 18,840    American Century VP Value Fund                      $ 13,237
Templeton International Securities Fund B                     2,181    New England Zenith Davis Venture Value Fund E          3,559
Templeton Developing Markets Securities Fund                  8,028    New England Zenith Harris Oakmark Mid Cap Value Fund B 1,615
Templeton Developing Markets Securities Fund B                3,631    Dreyfus Stock Index Portfolio                          2,012
Templeton Mutual Shares Securities Fund                      11,993    Dreyfus Stock Index Portfolio B                          712
Templeton Mutual Shares Securities Fund B                     7,638    Dreyfus VIF Disciplined Stock Portfolio                  325
Franklin Large Cap Growth Securities Fund                     9,125    Dreyfus VIF Disciplined Stock Portfolio B                259
Franklin Large Cap Growth Securities Fund B                   2,785    Dreyfus VIF Capital Appreciation Portfolio             8,080
Fidelity VIP Growth Portfolio                                 5,000    Dreyfus VIF Capital Appreciation Portfolio B           5,800
Fidelity VIP Growth Portfolio B                                 810    INVESCO VIF Dynamics Fund                             15,344
Fidelity VIP II Contrafund Portfolio                          4,346    INVESCO VIF High Yield Fund                            5,885
Fidelity VIP III Growth Opportunities Portfolio               1,098    PIMCO High Yield Bond Portfolio                          360
Fidelity VIP III Growth & Income Portfolio                    3,157    PIMCO Low Duration Bond Portfolio                      1,634
Fidelity VIP Equity-Income Portfolio                          2,448    PIMCO StocksPLUS Growth & Income Portfolio               621
Fidelity VIP Equity-Income Portfolio B                          503    PIMCO Total Return Bond Portfolio                     22,496
Fidelity VIP High Income Portfolio B                             37    Scudder I International Portfolio                      5,057
American Century VP Income & Growth Fund                     30,845    Scudder I International Portfolio B                    2,577
American Century VP International Fund                          809    First American FAIP Equity Income IA                  23,350
                                                                                                                      --------------
                                                                                                                        $ 2,722,670
                                                                                                                      ==============







                                                                                                                         (Continued)
                                                                 67

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING


                                                                             Met Investors
                                      ----------------------------------------------------------------------------------------------
                                       Lord Abbett  Lord Abbett
                                         Growth       Growth                                                              Large
                                          and           and          Bond         Bond       Developing     Developing      Cap
                                         Income      Income B     Debenture    Debenture B     Growth        Growth B     Research
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
  Unit Balance at December 31, 1999    21,128,621            -    11,413,993             -     2,153,899             -    2,260,424

            Units Issued                  810,706            -       380,736             -     1,616,788             -      778,144
            Units Redeemed             (2,116,215)           -    (1,389,728)            -      (360,919)            -     (226,824)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000    19,823,112            -    10,405,001             -     3,409,768             -    2,811,744

            Units Issued                2,919,336    1,465,379       639,215       993,476       153,134       227,438       82,552
            Units Redeemed             (2,821,449)     (10,963)     (959,208)       (3,357)     (460,310)            -   (2,894,296)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001    19,920,999    1,454,416    10,085,008       990,119     3,102,592       227,438            -
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
  Unit Balance at December 31, 1999        59,648            -        36,141             -           413             -        1,820

            Units Issued                   66,809            -        16,383             -         2,727             -        5,045
            Units Redeemed                (32,737)           -       (16,574)            -          (987)            -       (1,149)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000        93,720            -        35,950             -         2,153             -        5,716

            Units Issued                   88,822            -        15,345             -         7,645             -            -
            Units Redeemed                (47,647)           -       (13,747)            -          (359)            -       (5,716)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001       134,895            -        37,548             -         9,439             -            -
                                      ============ ============  ============  ============  ============  ============ ============







                                                                                                                         (Continued)
                                                                 68

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                              Met Investors
                                      ----------------------------------------------------------------------------------------------
                                                                                                Small         Small
                                        Mid-Cap       Mid-Cap      Quality       Quality         Cap        Cap Stock    Enhanced
                                         Value        Value B       Bond          Bond B        Stock           B          Index
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999    2,528,900            -     7,608,610             -     5,435,852             -   10,050,149

             Units Issued               1,022,539            -       395,055             -       482,078             -    2,104,150
             Units Redeemed              (160,941)           -    (1,288,030)            -      (430,949)            -   (1,432,153)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000    3,390,498            -     6,715,635             -     5,486,981             -   10,722,146

             Units Issued                 860,249      900,429       725,866       501,250        31,045        62,888      191,542
             Units Redeemed              (252,514)      (2,989)     (793,084)         (575)     (747,329)       (4,235)  (1,167,149)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001    3,998,233      897,440     6,648,417       500,675     4,770,697        58,653    9,746,539
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999          409            -        15,804             -         3,048             -       16,416

             Units Issued                   1,906            -        23,906             -         9,329             -       30,701
             Units Redeemed                  (230)           -       (11,860)            -        (4,105)            -      (12,885)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000        2,085            -        27,850             -         8,272             -       34,232

             Units Issued                   6,313            -        14,275             -         5,544             -       29,316
             Units Redeemed                  (647)           -       (11,613)            -        (2,101)            -      (20,302)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001        7,751            -        30,512             -        11,715             -       43,246
                                      ============ ============  ============  ============  ============  ============ ============





                                                                                                                         (Continued)
                                                                 69


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                              Met Investors
                                      ----------------------------------------------------------------------------------------------
                                        Enhanced      Select        Select    International International   Balanced      Equity
                                        Index B       Equity       Equity B      Equity        Equity B     Portfolio     Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -   12,271,286             -     7,578,951             -       678,937      467,721

             Units Issued                       -      704,724             -       872,466             -        62,016       30,900
             Units Redeemed                     -     (909,427)            -      (629,459)            -       (75,181)     (63,619)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -   12,066,583             -     7,821,958             -       665,772      435,002

             Units Issued                 193,422       76,595       308,771        51,760        95,474        46,741           94
             Units Redeemed                (3,160)  (1,232,664)       (3,431)   (1,014,489)       (1,218)     (712,513)    (435,096)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      190,262   10,910,514       305,340     6,859,229        94,256             -            -
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -       10,234             -         7,202             -             -            -

             Units Issued                       -       26,518             -        13,421             -           569            -
             Units Redeemed                     -       (9,632)            -        (5,247)            -           (29)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -       27,120             -        15,376             -           540            -

             Units Issued                       -       11,367             -         1,455             -         2,890            -
             Units Redeemed                     -      (10,523)            -        (4,366)            -        (3,430)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -       27,964             -        12,465             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============

                                                                                                                         (Continued)
                                                                 70

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                              Met Investors
                                      ----------------------------------------------------------------------------------------------
                                         Growth         Riggs       Riggs                     Oppenheimer     PIMCO         Janus
                                          and            US                      Putnam        Capital        Money      Aggressive
                                         Income      Government     Stock       Research     Appreciation     Market       Growth
                                         Equity         Fund        Fund            B              B             B            B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
   Unit Balance at December 31, 1999    1,072,066       29,265        21,344             -             -             -            -

             Units Issued                  70,994       38,613        38,265             -             -             -            -
             Units Redeemed               (88,876)     (67,878)      (59,609)            -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000    1,054,184            -             -             -             -             -            -

             Units Issued                  49,625            -             -       131,150       288,885       645,249      164,642
             Units Redeemed            (1,103,809)           -             -        (1,087)         (659)     (178,067)        (440)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -       130,063       288,226       467,182      164,202
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                     561            -             -             -             -             -            -
             Units Redeemed                   (42)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000          519            -             -             -             -             -            -

             Units Issued                   2,950            -             -             -             -             -            -
             Units Redeemed                (3,469)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============

                                                                                                                         (Continued)
                                                                 71

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                           Met Investors
                                      ----------------------------------------------------------------------------------------------
                                                                                                                          MIST SSR
                                                                    PIMCO                        MFS           MFS      Concentrated
                                       Lord Abbett  Lord Abbett  Total Return     PIMCO        Mid Cap       Research       Int'l
                                         Growth       Growth        Bond       Innovation      Growth      International  Portfolio
                                      Opportunity  Opportunity B      B             B             B             B             B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                  87,006      620,709       219,432       113,233       217,145       102,285        2,650
             Units Redeemed                (1,267)      (4,766)         (577)       (1,990)         (234)         (456)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001       85,739      615,943       218,855       111,243       216,911       101,829        2,650
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -          .  -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 72

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                              Met Investors         GACC                                Russell
                                     --------------------------  ------------  -----------------------------------------------------
                                       MIST AIM       MIST AIM
                                        MidCap        Small Cap                     Multi-
                                        Equity         Growth        Money          Style       Aggressive                      Core
                                           B              B          Market        Equity         Equity         Non-US         Bond
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
  Unit Balance at December 31, 1999             -            -     3,709,173     3,839,689       907,258     1,566,787    2,654,149

             Units Issued                       -            -       674,119     1,104,057       242,281       461,862      585,248
             Units Redeemed                     -            -    (2,117,998)     (376,094)      (82,721)     (163,814)    (259,862)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -            -     2,265,294     4,567,652     1,066,818     1,864,835    2,979,535

             Units Issued                  16,422       18,549     1,712,600       695,148        92,043       250,107      218,266
             Units Redeemed                     -            -    (1,064,264)     (358,577)      (82,706)     (128,328)    (282,964)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001        16,422       18,549     2,913,630     4,904,223     1,076,155     1,986,614    2,914,837
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
  Unit Balance at December 31, 1999             -            -        13,985           616           164           398          363

             Units Issued                       -            -        20,580           762           147           439       14,508
             Units Redeemed                     -            -       (10,678)         (179)          (22)          (85)      (1,530)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -            -        23,887         1,199           289           752       13,341

             Units Issued                       -            -         7,768        11,945         3,522         1,152       13,839
             Units Redeemed                     -            -        (4,443)         (624)          (76)         (240)      (4,303)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001             -            -        27,212        12,520         3,735         1,664       22,877
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 73

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                        Russell                      AIM                                   Alliance
                                      ------------  ---------------------------------------  ---------------------------------------

                                          Real                       V.I.         V.I.                                   Bernstein
                                         Estate        V.I.        Capital    International    Premier       Premier    Real Estate
                                       Securities     Value      Appreciation    Equity        Growth        Growth B    Investment
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999       67,264    2,544,761       901,235       277,998     2,065,459             -      475,475

             Units Issued                 115,699    4,022,923     2,992,607       448,832     2,017,051             -      492,131
             Units Redeemed               (11,109)    (926,802)     (708,232)     (103,072)     (145,268)            -      (26,589)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      171,854    5,640,882     3,185,610       623,758     3,937,242             -      941,017

             Units Issued                  53,012    1,764,145     1,384,048       198,825       945,872     1,258,467      268,784
             Units Redeemed                (8,765)    (475,798)     (321,329)      (92,409)     (242,147)      (43,947)    (113,609)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      216,101    6,929,229     4,248,329       730,174     4,640,967     1,214,520    1,096,192
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -        5,389         3,819             -         4,489             -            -
             Units Redeemed                     -       (1,509)       (1,742)            -        (3,051)            -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -        3,880         2,077             -         1,438             -            -

             Units Issued                     452       15,363         9,147         7,824         2,730             -          570
             Units Redeemed                   (30)      (3,707)         (216)       (2,088)         (261)            -           (5)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001          422       15,536        11,008         5,736         3,907             -          565
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 74

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                    Alliance                     Liberty                  Goldman Sachs
                                      ---------------------------------------  ------------  ---------------------------------------
                                                                                 Newport
                                       Bernstein    Bernstein     Bernstein       Tiger         Growth
                                      Real Estate   Small Cap       Value         Fund,           and     International   Global
                                      Investment B     B              B          Variable       Income       Equity       Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -            -             -        40,648       620,568       240,170       31,541

             Units Issued                       -            -             -        51,655       107,570        70,332       46,892
             Units Redeemed                     -            -             -       (16,388)      (54,213)      (23,292)      (6,313)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -        75,915       673,925       287,210       72,120

             Units Issued                 504,467        6,876        21,497        19,901        80,101        16,710      103,133
             Units Redeemed                  (154)           -             -       (19,492)      (59,267)      (27,554)     (18,946)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      504,313        6,876        21,497        76,324       694,759       276,366      156,307
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,083            -
             Units Redeemed                     -            -             -             -             -          (308)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -         1,775            -

             Units Issued                       -            -             -             -           863             -          152
             Units Redeemed                     -            -             -             -           (49)         (272)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -           814         1,503          152
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 75

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                     Goldman Sachs                       Scudder II                                   MFS
                                      ------------  -----------------------------------------------------  -------------------------
                                                      Dreman
                                                       High         Small         Small
                                        Internet      Return         Cap           Cap       Government
                                       Tollkeeper     Equity       Growth         Value      Securities        Bond       Research
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
   Unit Balance at December 31, 1999            -       18,808       113,560       496,083       218,804        21,525    1,098,586

             Units Issued                  73,703        2,672       146,721        72,191        37,910       179,467      447,920
             Units Redeemed                (2,022)      (9,795)      (11,214)      (49,390)      (55,183)      (52,967)     (59,119)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000       71,681       11,685       249,067       518,884       201,531       148,025    1,487,387

             Units Issued                 314,671        2,712        57,483        70,854        69,935        35,075      157,738
             Units Redeemed              (127,703)      (2,999)      (36,013)      (54,932)      (33,519)      (35,151)    (108,219)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      258,649       11,398       270,537       534,806       237,947       147,949    1,536,906
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -           -

             Units Issued                       -            -             -             -             -             -        2,694
             Units Redeemed                     -            -             -             -             -             -         (854)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -             -        1,840
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 76

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                                   MFS
                                      ----------------------------------------------------------------------------------------------

                                                     Investors    Investors                                  Emerging
                                        Research       Trust        Trust        Emerging      Emerging       Markets       High
                                        Series B      Series       Series B       Growth       Growth B       Equity       Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -    1,373,014             -     1,237,361             -        16,687      437,876

             Units Issued                       -      734,086             -       564,281             -         3,761      140,579
             Units Redeemed                     -      (65,821)            -       (91,225)            -        (9,369)     (32,230)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -    2,041,279             -     1,710,417             -        11,079      546,225

             Units Issued                  70,393      598,602       894,833       127,387        36,977             8      269,225
             Units Redeemed                (2,205)    (125,444)      (11,729)     (186,884)         (694)      (11,087)     (36,168)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001       68,188    2,514,437       883,104     1,650,920        36,283             -      779,282
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -         8,187             -             -        1,037
             Units Redeemed                     -            -             -        (7,022)            -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -         1,165             -             -        1,037

             Units Issued                       -          385             -             -             -             -            -
             Units Redeemed                     -          (19)            -          (527)            -             -         (223)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -          366             -           638             -             -          814
                                      ============ ============  ============  ============  ============  ============ ============



                                                                                                                         (Continued)
                                                                 77

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                     MFS                                             MetLife
                                      -------------------------------------------------------------------  -------------------------


                                          High       Global        Global          New            New     International  Large Cap
                                        Income B   Governments  Governments B   Discovery     Discovery B     Stock       Growth
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -        7,473             -             -             -             -            -

             Units Issued                       -       15,065             -        17,947             -        23,800       23,544
             Units Redeemed                     -       (7,772)            -          (980)            -        (2,454)        (823)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -       14,766             -        16,967             -        21,346       22,721

             Units Issued                 306,010       11,027           736       834,482       872,917        34,945       93,724
             Units Redeemed                (1,157)      (5,520)            -       (22,519)       (5,503)       (2,178)      (7,393)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      304,853       20,273           736       828,930       867,414        54,113      109,052
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -           -

             Units Issued                       -            -             -         3,605             -             -            -
             Units Redeemed                     -            -             -          (306)            -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -         3,299             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 78

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                        MetLife                                Oppenheimer                                Putnam
                                      ------------  ------------------------------------------------------------------- ------------
                                                                  Main Street                                                VT
                                         Stock                      Growth                                                 Growth
                                         Index       Capital          &            High                      Strategic       and
                                           B       Appreciation     Income        Income         Bond           Bond       Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
   Unit Balance at December 31, 1999            -      436,692       618,771       238,266     1,030,539       306,527    2,304,013

             Units Issued                       -      318,330       636,886        76,529       209,485        91,074      599,163
             Units Redeemed                     -      (33,143)      (37,372)      (20,570)      (56,665)      (33,299)    (146,882)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -      721,879     1,218,285       294,225     1,183,359       364,302    2,756,294

             Units Issued                  43,965      119,027       229,962        28,042        76,524        31,596      212,312
             Units Redeemed                   (17)     (68,002)      (90,552)      (23,637)      (97,954)      (58,902)    (228,624)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001       43,948      772,904     1,357,695       298,630     1,161,929       336,996    2,739,982
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,184        4,721
             Units Redeemed                     -            -             -             -             -           (51)        (995)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -         2,133        3,726
                                      ============ ============  ============  ============  ============  ============ ============



                                                                                                                         (Continued)
                                                                 79

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                                 Putnam
                                      ----------------------------------------------------------------------------------------------
                                           VT                                                                                VT
                                         Growth         VT             VT                                      VT          Inter-
                                       and Income       New           New           VT           VT       International   national
                                         Fund B        Value        Value B       Vista        Vista B        Growth      Growth B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
  Unit Balance at December 31, 1999             -       66,900             -       385,345             -     1,092,379            -

             Units Issued                       -       60,976             -       472,534             -       587,078            -
             Units Redeemed                     -       (5,674)            -       (39,257)            -       (74,009)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -      122,202             -       818,622             -     1,605,448            -

             Units Issued                  81,972       73,974        27,156       116,692        25,516       480,976      748,361
             Units Redeemed                (1,071)     (34,986)            -       (71,255)         (630)      (98,948)      (8,056)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001        80,901      161,190        27,156       864,059        24,886     1,987,476      740,305
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
  Unit Balance at December 31, 1999             -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -           -              -             -             -             -            -

             Units Issued                       -          709             -         2,903             -           206            -
             Units Redeemed                     -          (64)            -             -             -           (21)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001             -          645             -         2,903             -           185            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 80

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                                 Putnam                                     Templeton
                                      -------------------------  -------------------------------------------------------------------
                                                        VT
                                           VT         Inter-
                                     International   national     Templeton     Templeton     Franklin      Franklin
                                          New       New Oppor-      Global        Global        Small         Small        Growth
                                     Opportunities tunities B       Income       Income B        Cap          Cap B      Securities
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999      110,085            -        33,720             -        55,398             -       42,835

             Units Issued                 196,359            -        59,738             -       418,566             -      195,483
             Units Redeemed               (12,189)           -        (7,022)            -      (129,570)            -      (29,489)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      294,255            -        86,436             -       344,394             -      208,829

             Units Issued                  32,442       30,576        26,330        18,615       137,753       124,872       69,758
             Units Redeemed               (34,382)     (20,787)      (17,696)            -       (58,329)          (20)     (19,444)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      292,315        9,789        95,070        18,615       423,818       124,852      259,143
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                   3,070            -             -             -             -             -            -
             Units Redeemed                (1,883)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000        1,187            -             -             -             -             -            -

             Units Issued                   1,161            -             -             -             -             -            -
             Units Redeemed                  (272)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001        2,076            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 81

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               Templeton
                                      ----------------------------------------------------------------------------------------------

                                                                  Inter-        Developing    Developing      Mutual       Mutual
                                        Growth     International  national       Markets       Markets        Shares       Shares
                                      Securities B  Securities   Securities B   Securities   Securities B   Securities  Securities B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
  Unit Balance at December 31, 1999             -      826,137             -       304,489             -       247,806            -

             Units Issued                       -      667,598             -       432,998             -       479,269            -
             Units Redeemed                     -      (86,507)            -       (40,183)            -       (17,514)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -    1,407,228             -       697,304             -       709,561            -

             Units Issued                  87,165      268,647       239,943       353,919       535,973       341,975      637,758
             Units Redeemed                  (377)     (98,313)       (1,882)      (74,796)       (1,546)      (31,050)      (6,231)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001        86,788    1,577,562       238,061       976,427       534,427     1,020,486      631,527
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
  Unit Balance at December 31, 1999             -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,452            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -            -             -             -             -         2,452            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -          (369)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001             -            -             -             -             -         2,083            -
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 82

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                              Templeton                                      Fidelity
                                      -------------------------  -------------------------------------------------------------------
                                        Franklin    Franklin
                                       Large Cap    Large Cap                                                VIP III      VIP III
                                         Growth      Growth          VIP           VIP          VIP II       Growth       Growth &
                                       Securities  Securities B     Growth       Growth B     Contrafund  Opportunities    Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999       69,488            -       103,240             -       119,923        60,394      188,911

             Units Issued                 411,023            -       151,988             -       174,857        44,081       95,304
             Units Redeemed               (76,153)           -       (23,226)            -       (15,071)       (6,942)     (21,269)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      404,358            -       232,002             -       279,709        97,533      262,946

             Units Issued                 201,472      210,552        78,482        71,308        39,805        13,154        9,388
             Units Redeemed               (81,748)      (3,728)      (15,129)       (4,280)      (23,614)      (13,945)     (34,652)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      524,082      206,824       295,355        67,028       295,900        96,742      237,682
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                   1,899            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001        1,899            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 83


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                                                                        New England
                                                      Fidelity                            American Century                 Zenith
                                      ---------------------------------------  ---------------------------------------- ------------

                                          VIP           VIP          VIP           VP                                      Davis
                                        Equity-       Equity-    High Income    Income &         VP            VP         Venture
                                         Income       Income B        B          Growth     International     Value     Value Fund E
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999      110,182            -             -        27,012           155        17,999            -

             Units Issued                  62,080            -             -       888,970        67,506       407,576            -
             Units Redeemed                (5,267)           -             -       (15,615)       (6,021)         (254)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      166,995            -             -       900,367        61,640       425,321            -

             Units Issued                  52,024       46,230         4,006     2,773,536        39,252       812,486      364,766
             Units Redeemed               (11,177)        (769)            -       (90,205)      (12,131)      (22,802)         (37)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      207,842       45,461         4,006     3,583,698        88,761     1,215,005      364,729
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -            -             -

             Units Issued                       -            -             -           471             -           130            -
             Units Redeemed                     -            -             -           (13)            -            (8)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -           458             -           122            -
                                      ============ ============  ============  ============  ============  ============ ============

                                                                                                                         (Continued)
                                                                 84


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                       New England Zenith                               Dreyfus
                                      ------------ ---------------------------------------------------------------------------------
                                         Harris                                                                              VIF
                                        Oakmark                                    VIF            VIF          VIF         Capital
                                        Mid Cap        Stock         Stock     Disciplined    Disciplined    Capital    Appreciation
                                      Value Fund B     Index        Index B       Stock         Stock B    Appreciation       B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -        1,373             -           944             -        22,221            -

             Units Issued                       -      148,298             -        29,311             -       467,033            -
             Units Redeemed                     -       (2,296)            -           (25)            -        (3,650)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -      147,375             -        30,230             -       485,604            -

             Units Issued                 145,383      111,413        92,041         8,858        36,379       362,883      663,280
             Units Redeemed                  (136)     (43,720)       (1,358)       (4,525)       (3,135)      (24,241)     (10,253)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      145,247      215,068        90,683        34,563        33,244       824,246      653,027
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,901            -
             Units Redeemed                     -            -             -             -             -          (185)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -         2,716            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 85

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                               Invesco                                  PIMCO                            Scudder I
                                      -------------------------  ------------------------------------------------------ ------------

                                                       VIF           High         Low        StocksPLUS       Total
                                           VIF        High          Yield       Duration       Growth &       Return
                                        Dynamics      Yield          Bond         Bond          Income         Bond    International
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999       16,259        5,548            10            10           887         7,170       14,499

             Units Issued                 421,775      208,893         6,262         7,985        38,862       403,983      294,200
             Units Redeemed               (10,600)      (4,911)          (18)           (3)       (3,511)       (4,590)      (4,754)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      427,434      209,530         6,254         7,992        36,238       406,563      303,945

             Units Issued               1,432,720      451,705        30,534       135,042        30,325     1,592,633      235,608
             Units Redeemed              (49,942)      (49,921)       (1,535)         (850)       (5,164)      (40,830)     (17,261)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001    1,810,212      611,314        35,253       142,184        61,399     1,958,366      522,292
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -         2,789             -            -
             Units Redeemed                     -            -             -             -          (389)            -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -         2,400             -            -

             Units Issued                     173          475             -           303             -           681            -
             Units Redeemed                   (32)         (22)            -             -          (353)            -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001          141          453             -           303         2,047           681            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 86

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                       Scudder I     First American
                                      ------------  ---------------

                                                        FAIP
                                      International Equity Income
                                           B             IA
                                      ------------  -------------


 Accumulation Units:
     Unit Balance at December 31, 1999          -              -

             Units Issued                       -              -
             Units Redeemed                     -              -
                                      ------------  -------------

     Unit Balance at December 31, 2000          -              -

             Units Issued                 399,265      1,832,065
             Units Redeemed                (4,133)             -
                                      ------------  -------------

     Unit Balance at December 31, 2001    395,132      1,832,065
                                      ============  =============




 Annuity Units:
     Unit Balance at December 31, 1999          -              -

             Units Issued                       -              -
             Units Redeemed                     -              -
                                      ------------  -------------

     Unit Balance at December 31, 2000          -              -

             Units Issued                       -          4,759
             Units Redeemed                     -              -
                                      ------------  -------------

     Unit Balance at December 31, 2001          -          4,759
                                      ============  =============




                                                                     (Continued)
                                             87


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the years or periods ended December 31, 2001 and December 31, 2000 follows:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------

      Met Investors Lord Abbett Growth and Income Portfolio 2001          $      62,435         $    56,055        $    6,380
                                                            2000                 67,407              61,043             6,364

      Met Investors Lord Abbett Growth and Income Portfolio 2001                      -                   -                 -
                                                            2000                      -                   -                 -

      Met Investors Bond Debenture Portfolio                2001                 11,627              12,209              (582)
                                                            2000                 18,683              18,552               131

      Met Investors Bond Debenture Portfolio B              2001                     13                  14                (1)
                                                            2000                      -                   -                 -

      Met Investors Developing Growth Portfolio             2001                  4,877               6,042            (1,165)
                                                            2000                    826                 804                22

      Met Investors Developing Growth Portfolio B           2001                    100                 111               (11)
                                                            2000                      -                   -                 -

      Met Investors Large Cap Research Portfolio            2001                 46,513              39,679             6,834
                                                            2000                  1,465               1,269               196

      Met Investors Mid-Cap Value Portfolio                 2001                  4,224               3,262               962
                                                            2000                    881                 749               132

      Met Investors Mid-Cap Value Portfolio B               2001                    139                 160               (21)
                                                            2000                      -                   -                 -

      Met Investors Quality Bond Portfolio                  2001                  8,523               8,094               429
                                                            2000                 14,513              14,553               (40)

      Met Investors Quality Bond Portfolio B                2001                    312                 324               (12)
                                                            2000                      -                   -                 -

      Met Investors Small Cap Stock Portfolio               2001                 11,573              11,970              (397)
                                                            2000                  5,745               4,236             1,509






                                                                                                                   (Continued)
                                                                88

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Met Investors Small Cap Stock Portfolio B             2001         $         147         $        156        $     (9)
                                                            2000                     -                    -               -

      Met Investors Enhanced Index Portfolio                2001                21,675               25,495          (3,820)
                                                            2000                13,513               12,825             688

      Met Investors Enhanced Index Portfolio B              2001                    15                   15               -
                                                            2000                     -                    -               -

      Met Investors Select Equity Portfolio                 2001                21,417               23,267          (1,850)
                                                            2000                11,947               10,844           1,103

      Met Investors Select Equity Portfolio B               2001                     9                    9               -
                                                            2000                     -                    -               -

      Met Investors International Equity Portfolio          2001                19,163               23,855          (4,692)
                                                            2000                10,652                9,184           1,468

      Met Investors International Equity Portfolio B        2001                   279                  301             (22)
                                                            2000                     -                    -               -

      Met Investors Balanced Portfolio                      2001                 8,240                8,979            (739)
                                                            2000                 1,333                1,311              22

      Met Investors Equity Income Portfolio                 2001                 5,860                6,031            (171)
                                                            2000                   956                  973             (17)

      Met Investors Growth and Income Equity Portfolio      2001                10,498               13,438          (2,940)
                                                            2000                 1,350                1,237             113

      Met Investors Putnam Research Portfolio B             2001                    43                   49              (6)
                                                            2000                     -                    -               -

      Met Investors Oppenheimer Capital Appreciation B      2001                    55                   61              (6)
                                                            2000                     -                    -               -

      Met Investors PIMCO Money Market Portfolio B          2001                 4,060                4,060               -
                                                            2000                     -                    -               -





                                                                                                                  (Continued)
                                                                89

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------

      Met Investors Janus Aggressive Growth Portfolio B     2001          $          12         $        12         $      -
                                                            2000                      -                   -                -

      Met Investors Lord Abbett Growth Opportunity          2001                     53                  57               (4)
                                                            2000                      -                   -                -

      Met Investors Lord Abbett Growth Opportunity Portfolio2001                     20                  24               (4)
                                                            2000                      -                   -                -

      Met Investors PIMCO Total Return Bond Portfolio B     2001                     12                  12                -
                                                            2000                      -                   -                -

      Met Investors PIMCO Innovation Portfolio B            2001                     58                  60               (2)
                                                            2000                      -                   -                -

      Met Investors MFS Mid Cap Growth Portfolio B          2001                     27                  29               (2)
                                                            2000                      -                   -                -

      Met Investors MFS Research International Portfolio B  2001                     28                  30               (2)
                                                            2000                      -                   -                -

      Met Investors MIST SSR Concentrated Int'l Portfolio B 2001                      -                   -                -
                                                            2000                      -                   -                -

      Met Investors MIST AIM Mid Cap Equity Portfolio B     2001                      -                   -                -
                                                            2000                      -                   -                -

      Met Investors MIST AIM Small Cap Growth Portfolio B   2001                      -                   -                -
                                                            2000                      -                   -                -

      GACC Money Market Fund                                2001                 50,296              50,092              204
                                                            2000                 60,041              57,995            2,046

      Russell Multi-Style Equity Fund                       2001                  3,173               3,930             (757)
                                                            2000                  3,759               3,680               79

      Russell Aggressive Equity Fund                        2001                    870                 989             (119)
                                                            2000                    863                 808               55

      Russell Non-US Fund                                   2001                  1,496               1,848             (352)
                                                            2000                  1,546               1,445              101



                                                                                                                      (Continued)
                                                                90

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Russell Core Bond Fund                                2001          $       4,433        $      4,397         $      36
                                                            2000                  2,789               2,922              (133)

      Russell Real Estate Securities Fund                   2001                    245                 221                24
                                                            2000                    235                 222                13

      AIM V.I. Value Fund                                   2001                  3,842               4,857            (1,015)
                                                            2000                    642                 702               (60)

      AIM V.I. Capital Appreciation Fund                    2001                  1,743               2,469              (726)
                                                            2000                    539                 602               (63)

      AIM V.I. International Equity Fund                    2001                 14,112              17,329            (3,217)
                                                            2000                 15,335              15,512              (177)

      Alliance Premier Growth Portfolio                     2001                  2,458               3,480            (1,022)
                                                            2000                    323                 317                 6

      Alliance Premier Growth Portfolio B                   2001                    261                 264                (3)
                                                            2000                      -                   -                 -

      Alliance Bernstein Real Estate Investment Portfolio   2001                  1,694               1,579               115
                                                            2000                    284                 292                (8)

      Alliance Bernstein Real Estate Investment Portfolio B 2001                     20                  20                 -
                                                            2000                      -                   -                 -

      Alliance Bernstein Small Cap Portfolio B              2001                      1                   1                 -
                                                            2000                      -                   -                 -

      Alliance Bernstein Value Portfolio B                  2001                     28                  28                 -
                                                            2000                      -                   -                 -

      Liberty Newport Tiger Fund, Variable Series           2001                  4,286               4,534              (248)
                                                            2000                  5,324               5,280                44

      Goldman Sachs Growth and Income Fund                  2001                    683                 790              (107)
                                                            2000                    978                 992               (14)





                                                                                                                      (Continued)
                                                                91

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Goldman Sachs International Equity Fund               2001          $         517         $       682         $    (165)
                                                            2000                    372                 369                 3

      Goldman Sachs Global Income Fund                      2001                    423                 427                (4)
                                                            2000                     99                 100                (1)

      Goldman Sachs Internet Tollkeeper Fund                2001                  1,425               1,686              (261)
                                                            2000                      9                  11                (2)

      Scudder II Kemper Dreman High Return Equity Portfolio 2001                     43                  40                 3
                                                            2000                     92                 111               (19)

      Scudder II Kemper Small Cap Growth Portfolio          2001                    667               1,070              (403)
                                                            2000                    504                 439                65

      Scudder II Kemper Small Cap Value Portfolio           2001                    851                 784                67
                                                            2000                    831                 839                (8)

      Scudder II Kemper Government Securities Portfolio     2001                    581                 564                17
                                                            2000                    857                 896               (39)

      MFS Bond Series                                       2001                    435                 418                17
                                                            2000                    618                 626                (8)

      MFS Research Series                                   2001                  1,418               1,881              (463)
                                                            2000                    409                 349                60

      MFS Research Series B                                 2001                     52                  54                (2)
                                                            2000                      -                   -                 -

      MFS Investors Trust Series                            2001                    824                 967              (143)
                                                            2000                    438                 419                19

      MFS Investors Trust Series B                          2001                     13                  14                (1)
                                                            2000                      -                   -                 -

      MFS Emerging Growth Series                            2001                  3,948               5,546            (1,598)
                                                            2000                  2,085               1,427               658





                                                                                                                      (Continued)
                                                                92

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      MFS Emerging Growth Series B                          2001          $         73          $        76          $    (3)
                                                            2000                     -                    -                -

      MFS Emerging Markets Equity Series                    2001                    84                   88               (4)
                                                            2000                   109                   94               15

      MFS High Income Series                                2001                   327                  375              (48)
                                                            2000                   454                  470              (16)

      MFS High Income Series B                              2001                     -                    -                -
                                                            2000                     -                    -                -

      MFS Global Governments Series                         2001                    75                   74                1
                                                            2000                    96                   96                -

      MFS Global Governments Series B                       2001                     3                    3                -
                                                            2000                     -                    -                -

      MFS New Discovery Series                              2001                    81                   90               (9)
                                                            2000                     -                    -                -

      MFS New Discovery Series B                            2001                   204                  208               (4)
                                                            2000                     -                    -                -

      MetLife Putnam International Stock Portfolio          2001                    14                   17               (3)
                                                            2000                    21                   21                -

      MetLife Putnam Large Cap Growth Portfolio             2001                 1,043                1,184             (141)
                                                            2000                    23                   25               (2)

      MetLife Stock Index Portfolio B                       2001                     -                    -                -
                                                            2000                     -                    -                -

      Oppenheimer Capital Appreciation Fund                 2001                 1,326                1,545             (219)
                                                            2000                   242                  212               30

      Oppenheimer Main Street Growth & Income Fund          2001                 1,154                1,359             (205)
                                                            2000                   550                  526               24

      Oppenheimer High Income Fund                          2001                   343                  410              (67)
                                                            2000                   265                  293              (28)


                                                                                                                      (Continued)
                                                                93

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Oppenheimer Bond Fund                                 2001         $       1,610         $     1,670          $     (60)
                                                            2000                   911                 970                (59)

      Oppenheimer Strategic Bond Fund                       2001                   678                 714                (36)
                                                            2000                   478                 498                (20)

      Putnam VT Growth and Income Fund                      2001                 2,809               3,109               (300)
                                                            2000                 1,622               1,771               (149)

      Putnam VT Growth and Income Fund B                    2001                    40                  41                 (1)
                                                            2000                     -                   -                  -

      Putnam VT New Value Fund                              2001                   613                 586                 27
                                                            2000                   161                 165                 (4)

      Putnam VT New Value Fund B                            2001                     1                   1                  -
                                                            2000                     -                   -                  -

      Putnam VT Vista Fund                                  2001                 1,104               1,725               (621)
                                                            2000                   893                 812                 81

      Putnam VT Vista Fund B                                2001                   122                 129                 (7)
                                                            2000                     -                   -                  -

      Putnam VT International Growth Fund                   2001                 3,342               4,134               (792)
                                                            2000                 3,582               2,912                670

      Putnam VT International Growth Fund B                 2001                    19                  20                 (1)
                                                            2000                     -                   -                  -

      Putnam VT International New Opportunities Fund        2001                 1,337               2,120               (783)
                                                            2000                   542                 614                (72)

      Putnam VT International New Opportunities Fund B      2001                   202                 206                 (4)
                                                            2000                     -                   -                  -

      Templeton Global Income Securities Fund               2001                   214                 212                  2
                                                            2000                   112                 117                 (5)





                                                                                                                      (Continued)
                                                                94

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Templeton Global Income Securities Fund B             2001         $           6          $       6           $       -
                                                            2000                     -                  -                   -

      Franklin Small Cap Fund                               2001                   862              1,166                (304)
                                                            2000                   581                641                 (60)

      Franklin Small Cap Fund B                             2001                    12                 13                  (1)
                                                            2000                     -                  -                   -

      Templeton Growth Securities Fund                      2001                   312                367                 (55)
                                                            2000                   144                150                  (6)

      Templeton Growth Securities Fund B                    2001                    16                 17                  (1)
                                                            2000                     -                  -                   -

      Templeton International Securities Fund               2001                 8,190             10,504              (2,314)
                                                            2000                 7,689              7,890                (201)

      Templeton International Securities Fund B             2001                   394                438                 (44)
                                                            2000                     -                  -                   -

      Templeton Developing Markets Securities Fund          2001                 1,095              1,321                (226)
                                                            2000                   253                219                  34

      Templeton Developing Markets Securities Fund B        2001                     -                  -                   -
                                                            2000                     -                  -                   -

      Templeton Mutual Shares Securities Fund               2001                   858                821                  37
                                                            2000                   342                329                  13

      Templeton Mutual Shares Securities Fund B             2001                    22                 24                  (2)
                                                            2000                     -                  -                   -

      Franklin Large Cap Growth Securities Fund             2001                   768                953                (185)
                                                            2000                   155                151                   4

      Franklin Large Cap Growth Securities Fund B           2001                    21                 22                  (1)
                                                            2000                     -                  -                   -





                                                                                                                      (Continued)
                                                                95

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Fidelity VIP Growth Portfolio                         2001          $         228        $        290        $    (62)
                                                            2000                    368                 384             (16)

      Fidelity VIP Growth Portfolio B                       2001                    166                 159               7
                                                            2000                      -                   -               -

      Fidelity VIP II Contrafund Portfolio                  2001                    433                 538            (105)
                                                            2000                    313                 323             (10)

      Fidelity VIP III Growth Opportunities Portfolio       2001                    156                 211             (55)
                                                            2000                    141                 156             (15)

      Fidelity VIP III Growth & Income Portfolio            2001                    482                 585            (103)
                                                            2000                    306                 317             (11)

      Fidelity VIP Equity-Income Portfolio                  2001                    228                 242             (14)
                                                            2000                    160                 165              (5)

      Fidelity VIP Equity-Income Portfolio B                2001                     56                  57              (1)
                                                            2000                      -                   -               -

      Fidelity VIP High Income Portfolio B                  2001                      2                   2               -
                                                            2000                      -                   -               -

      American Century VP Income & Growth Fund              2001                     10                  11              (1)
                                                            2000                    145                 144               1

      American Century VP International Fund                2001                    785                 968            (183)
                                                            2000                    121                 132             (11)

      American Century VP Value Fund                        2001                    382                 348              34
                                                            2000                    140                 137               3

      New England Zenith Davis Venture Value Fund E         2001                      2                   2               -
                                                            2000                      -                   -               -

      New England Zenith Harris Oakmark Mid Cap Value       2001                     28                  29              (1)
        Fund B                                              2000                      -                   -               -

      Dreyfus Stock Index Portfolio                         2001                    486                 582             (96)
                                                            2000                     15                  15               -


                                                                                                                      (Continued)
                                                                96

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Dreyfus Stock Index Portfolio B                       2001          $        55           $       54          $       1
                                                            2000                    -                    -                  -

      Dreyfus VIF Disciplined Stock Portfolio               2001                   71                   80                 (9)
                                                            2000                    2                    2                  -

      Dreyfus VIF Disciplined Stock Portfolio B             2001                   50                   54                 (4)
                                                            2000                    -                    -                  -

      Dreyfus VIF Capital Appreciation                      2001                  315                  350                (35)
                                                            2000                  232                  225                  7

      Dreyfus VIF Capital Appreciation Portfolio B          2001                   20                   22                 (2)
                                                            2000                    -                    -                  -

      INVESCO VIF Dynamics Fund                             2001                  342                  466               (124)
                                                            2000                  129                  139                (10)

      INVESCO VIF High Yield Fund                           2001                  692                  794               (102)
                                                            2000                   11                   11                  -

      PIMCO High Yield Bond Portfolio                       2001                   49                   51                 (2)
                                                            2000                   29                   30                 (1)

      PIMCO Low Duration Bond Portfolio                     2001                   51                   51                  -
                                                            2000                    1                    1                  -

      PIMCO StocksPLUS Growth & Income Portfolio            2001                   63                   77                (14)
                                                            2000                   10                   10                  -

      PIMCO Total Return Bond Portfolio                     2001                   83                   80                  3
                                                            2000                   27                   27                  -

      Scudder I International Portfolio                     2001                  382                  515               (133)
                                                            2000                  112                  122                (10)

      Scudder I International Portfolio B                   2001                    -                    -                  -
                                                            2000                    -                    -                  -

      First American FAIP Equity Income IA                  2001                   70                   69                  1
                                                            2000                    -                    -                  -


                                                                                                                      (Continued)
                                                                97

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------

      Met Investors Lord Abbett Growth and Income Portfolio 2001       $    101,882         $   169,611          $ (67,729)
                                                            2000            169,611              84,856             84,755

      Met Investors Lord Abbett Growth and Income           2001              2,192                   -              2,192
         Portfolio B                                        2000                  -                   -                  -

      Met Investors Bond Debenture Portfolio                2001            (10,056)             (4,453)            (5,603)
                                                            2000             (4,453)              4,348             (8,801)

      Met Investors Bond Debenture Portfolio B              2001                 92                   -                 92
                                                            2000                  -                   -                  -

      Met Investors Developing Growth Portfolio             2001             (4,183)             (2,211)            (1,972)
                                                            2000             (2,211)              7,602             (9,813)

      Met Investors Developing Growth Portfolio B           2001                213                   -                213
                                                            2000                  -                   -                  -

      Met Investors Large Cap Research Portfolio            2001                  -               8,614             (8,614)
                                                            2000              8,614               6,817              1,797

      Met Investors Mid-Cap Value Portfolio                 2001             16,872              18,377             (1,505)
                                                            2000             18,377               1,426             16,951

      Met Investors Mid-Cap Value Portfolio B               2001                750                   -                750
                                                            2000                  -                   -                  -

      Met Investors Quality Bond Portfolio                  2001              4,578               3,222              1,356
                                                            2000              3,222              (1,015)             4,237

      Met Investors Quality Bond Portfolio B                2001                 31                   -                 31
                                                            2000                  -                   -                  -

      Met Investors Small Cap Stock Portfolio               2001             (3,646)             14,164            (17,810)
                                                            2000             14,164              30,039            (15,875)

      Met Investors Small Cap Stock Portfolio B             2001                 44                   -                 44
                                                            2000                  -                   -                  -





                                                                                                               (Continued)
                                                             98

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Met Investors Enhanced Index Portfolio                2001       $    (32,551)       $    (11,057)         $ (21,494)
                                                            2000            (11,057)             36,556            (47,613)

      Met Investors Enhanced Index Portfolio B              2001                 20                   -                 20
                                                            2000                  -                   -                  -

      Met Investors Select Equity Portfolio                 2001            (12,402)              3,379            (15,781)
                                                            2000              3,379              33,989            (30,610)

      Met Investors Select Equity Portfolio B               2001                 87                   -                 87
                                                            2000                  -                   -                  -

      Met Investors International Equity Portfolio          2001            (24,938)              2,750            (27,688)
                                                            2000              2,750              33,733            (30,983)

      Met Investors International Equity Portfolio B        2001                (24)                  -                (24)
                                                            2000                  -                   -                  -

      Met Investors Balanced Portfolio                      2001                  -                   4                 (4)
                                                            2000                  4                 311               (307)

      Met Investors Equity Income Portfolio                 2001                  -                 459               (459)
                                                            2000                459                (266)               725

      Met Investors Growth and Income Equity Portfolio      2001                  -                 607               (607)
                                                            2000                607               2,123             (1,516)

      Met Investors Putnam Research Portfolio B             2001                 22                   -                 22
                                                            2000                  -                   -                  -

      Met Investors Oppenheimer Capital Appreciation        2001                 64                   -                 64
         Portfolio B                                        2000                  -                   -                  -

      Met Investors PIMCO Money Market Portfolio B          2001                  -                   -                  -
                                                            2000                  -                   -                  -

      Met Investors Janus Aggressive Growth Portfolio B     2001                 68                   -                 68
                                                            2000                  -                   -                  -

      Met Investors Lord Abbett Growth Opportunity          2001                 11                   -                 11
         Portfolio                                          2000                  -                   -                  -


                                                                                                                (Continued)
                                                             99

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Met Investors Lord Abbett Growth Opportunity          2001         $      175           $       -          $     175
         Portfolio B                                        2000                  -                   -                  -

      Met Investors PIMCO Total Return Bond Portfolio B     2001                (34)                  -                (34)
                                                            2000                  -                   -                  -

      Met Investors PIMCO Innovation Portfolio B            2001                 52                   -                 52
                                                            2000                  -                   -                  -

      Met Investors MFS Mid Cap Growth Portfolio B          2001                113                   -                113
                                                            2000                  -                   -                  -

      Met Investors MFS Research International Portfolio B  2001                  7                   -                  7
                                                            2000                  -                   -                  -

      Met Investors MIST SSR Concentrated Int'l Portfolio B 2001                  1                   -                  1
                                                            2000                  -                   -                  -

      Met Investors MIST AIM Mid Cap Equity Portfolio B     2001                  3                   -                  3
                                                            2000                  -                   -                  -

      Met Investors MIST AIM Small Cap Growth Portfolio B   2001                 13                   -                 13
                                                            2000                  -                   -                  -

      GACC Money Market Fund                                2001                410                (603)             1,013
                                                            2000               (603)              1,215             (1,818)

      Russell Multi-Style Equity Fund                       2001            (13,329)             (4,417)            (8,912)
                                                            2000             (4,417)              5,696            (10,113)

      Russell Aggressive Equity Fund                        2001               (787)               (629)              (158)
                                                            2000               (629)                736             (1,365)

      Russell Non-US Fund                                   2001             (5,903)               (903)            (5,000)
                                                            2000               (903)              4,785             (5,688)

      Russell Core Bond Fund                                2001               (220)               (429)               209
                                                            2000               (429)             (1,947)             1,518

      Russell Real Estate Securities Fund                   2001                246                 241                  5
                                                            2000                241                  (9)               250


                                                                                                                (Continued)
                                                            100

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      AIM V.I. Value Fund                                   2001       $    (21,893)         $   (10,227)        $  (11,666)
                                                            2000            (10,227)               6,206            (16,433)

      AIM V.I. Capital Appreciation Fund                    2001            (20,676)              (5,866)           (14,810)
                                                            2000             (5,866)               3,597             (9,463)

      AIM V.I. International Equity Fund                    2001               (214)              (1,283)             1,069
                                                            2000             (1,283)               1,008             (2,291)

      Alliance Premier Growth Portfolio                     2001            (20,552)              (6,234)           (14,318)
                                                            2000             (6,234)               8,366            (14,600)

      Alliance Premier Growth Portfolio B                   2001                 98                    -                 98
                                                            2000                  -                    -                  -

      Alliance Bernstein Real Estate Investment Portfolio   2001              1,267                  663                604
                                                            2000                663                 (407)             1,070

      Alliance Bernstein Real Estate Investment Portfolio B 2001                190                    -                190
                                                            2000                  -                    -                  -

      Alliance Bernstein Small Cap Portfolio B              2001                  5                    -                  5
                                                            2000                  -                    -                  -

      Alliance Bernstein Value Portfolio B                  2001                  7                    -                  7
                                                            2000                  -                    -                  -

      Liberty Newport Tiger Fund, Variable Series           2001                 41                  (65)               106
                                                            2000                (65)                 101               (166)

      Goldman Sachs Growth and Income Fund                  2001               (885)                (334)              (551)
                                                            2000               (334)                  (2)              (332)

      Goldman Sachs International Equity Fund               2001             (1,042)                (349)              (693)
                                                            2000               (349)                 436               (785)

      Goldman Sachs Global Income Fund                      2001                (52)                 (34)               (18)
                                                            2000                (34)                 (15)               (19)





                                                                                                                (Continued)
                                                            101

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------

      Goldman Sachs Internet Tollkeeper Fund                2001         $      (11)         $    (175)           $    164
                                                            2000               (175)                 -                (175)

      Scudder II Kemper Dreman High Return Equity Portfolio 2001                 12                 16                  (4)
                                                            2000                 16                (20)                 36

      Scudder II Kemper Small Cap Growth Portfolio          2001             (1,596)              (553)             (1,043)
                                                            2000               (553)               542              (1,095)

      Scudder II Kemper Small Cap Value Portfolio           2001                955                210                 745
                                                            2000                210                 40                 170

      Scudder II Kemper Government Securities Portfolio     2001                116                 55                  61
                                                            2000                 55                (48)                103

      MFS Bond Series                                       2001                 68                 47                  21
                                                            2000                 47                 (6)                 53

      MFS Research Series                                   2001             (6,060)               562              (6,622)
                                                            2000                562              3,094              (2,532)

      MFS Research Series B                                 2001                (22)                 -                 (22)
                                                            2000                  -                  -                   -

      MFS Investors Trust Series                            2001             (3,950)             1,138              (5,088)
                                                            2000              1,138              1,415                (277)

      MFS Investors Trust Series B                          2001                 15                  -                  15
                                                            2000                  -                  -                   -

      MFS Emerging Growth Series                            2001             (8,492)             2,255             (10,747)
                                                            2000              2,255             12,069              (9,814)

      MFS Emerging Growth Series B                          2001                  -                  -                   -
                                                            2000                  -                  -                   -

      MFS Emerging Markets Equity Series                    2001                  -                (10)                 10
                                                            2000                (10)                24                 (34)




                                                                                                                (Continued)
                                                            102

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      MFS High Income Series                                2001        $    (1,097)         $    (789)           $   (308)
                                                            2000               (789)               (58)               (731)

      MFS High Income Series B                              2001                 33                  -                  33
                                                            2000                  -                  -                   -

      MFS Global Governments Series                         2001                  2                  3                  (1)
                                                            2000                  3                 (3)                  6

      MFS Global Governments Series B                       2001                  -                  -                   -
                                                            2000                  -                  -                   -

      MFS New Discovery Series                              2001                122                 (4)                126
                                                            2000                 (4)                 -                  (4)

      MFS New Discovery Series B                            2001                494                  -                 494
                                                            2000                  -                  -                   -

      MetLife Putnam International Stock Portfolio          2001                (69)                 6                 (75)
                                                            2000                  6                  -                   6

      MetLife Putnam Large Cap Growth Portfolio             2001                 (3)               (36)                 33
                                                            2000                (36)                 -                 (36)

      MetLife Stock Index Portfolio B                       2001                  1                  -                   1
                                                            2000                  -                  -                   -

      Oppenheimer Capital Appreciation Fund                 2001             (1,877)               762              (2,639)
                                                            2000                762              1,754                (992)

      Oppenheimer Main Street Growth & Income Fund          2001             (2,317)              (875)             (1,442)
                                                            2000               (875)               877              (1,752)

      Oppenheimer High Income Fund                          2001               (588)              (395)               (193)
                                                            2000               (395)               (40)               (355)

      Oppenheimer Bond Fund                                 2001               (392)              (433)                 41
                                                            2000               (433)              (317)               (116)

      Oppenheimer Strategic Bond Fund                       2001               (183)              (162)                (21)
                                                            2000               (162)                 -                (162)


                                                                                                                (Continued)
                                                            103

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------



      Putnam VT Growth and Income Fund                      2001        $   (3,886)          $   (1,160)         $   (2,726)
                                                            2000            (1,160)                (991)               (169)

      Putnam VT Growth and Income Fund B                    2001                (7)                   -                  (7)
                                                            2000                 -                    -                   -

      Putnam VT New Value Fund                              2001               124                  171                 (47)
                                                            2000               171                  (22)                193

      Putnam VT New Value Fund B                            2001                10                    -                  10
                                                            2000                 -                    -                   -

      Putnam VT Vista Fund                                  2001            (5,581)                 (40)             (5,541)
                                                            2000               (40)               1,687              (1,727)

      Putnam VT Vista Fund B                                2001                 3                    -                   3
                                                            2000                 -                    -                   -

      Putnam VT International Growth Fund                   2001            (6,632)               1,554              (8,186)
                                                            2000             1,554                6,805              (5,251)

      Putnam VT International Growth Fund B                 2001               (27)                   -                 (27)
                                                            2000                 -                    -                   -

      Putnam VT International New Opportunities Fund        2001            (1,898)              (1,478)               (420)
                                                            2000            (1,478)                 860              (2,338)

      Putnam VT International New Opportunities Fund B      2001                 2                    -                   2
                                                            2000                 -                    -                   -

      Templeton Global Income Securities Fund               2001                14                   24                 (10)
                                                            2000                24                   (3)                 27

      Templeton Global Income Securities Fund B             2001                 2                    -                   2
                                                            2000                 -                    -                   -




                                                                                                                (Continued)
                                                            104

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Franklin Small Cap Fund                               2001        $   (1,436)          $    (908)           $   (528)
                                                            2000              (908)                 231             (1,139)

      Franklin Small Cap Fund B                             2001                95                    -                  95
                                                            2000                 -                    -                   -

      Templeton Growth Securities Fund                      2001              (579)                   2                (581)
                                                            2000                 2                   60                 (58)

      Templeton Growth Securities Fund B                    2001                 6                    -                   6
                                                            2000                 -                    -                   -

      Templeton International Securities Fund               2001            (4,764)                (532)             (4,232)
                                                            2000              (532)               1,005              (1,537)

      Templeton International Securities Fund B             2001               (57)                   -                 (57)
                                                            2000                 -                    -                   -

      Templeton Developing Markets Securities Fund          2001            (1,205)                (803)               (402)
                                                            2000              (803)                 872              (1,675)

      Templeton Developing Markets Securities Fund B        2001                93                    -                  93
                                                            2000                 -                    -                   -

      Templeton Mutual Shares Securities Fund               2001               536                  829                (293)
                                                            2000               829                  153                 676

      Templeton Mutual Shares Securities Fund B             2001                78                    -                  78
                                                            2000                 -                    -                   -

      Franklin Large Cap Growth Securities Fund             2001            (2,217)                (108)             (2,109)
                                                            2000              (108)                 161                (269)

      Franklin Large Cap Growth Securities Fund B           2001               (31)                   -                 (31)
                                                            2000                 -                    -                   -

      Fidelity VIP Growth  Portfolio                        2001            (1,269)                (381)               (888)
                                                            2000              (381)                 310                (691)




                                                                                                                (Continued)
                                                            105

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Fidelity VIP Growth Portfolio B                       2001          $     34            $      -            $     34
                                                            2000                 -                   -                   -

      Fidelity VIP II Contrafund Portfolio                  2001              (778)               (249)               (529)
                                                            2000              (249)                267                (516)

      Fidelity VIP III Growth Opportunities Portfolio       2001              (292)               (194)                (98)
                                                            2000              (194)                 28                (222)

      Fidelity VIP III Growth & Income Portfolio            2001              (486)               (111)               (375)
                                                            2000              (111)                213                (324)

      Fidelity VIP Equity-Income Portfolio                  2001              (127)                 82                (209)
                                                            2000                82                  17                  65

      Fidelity VIP Equity-Income Portfolio B                2001                 3                   -                   3
                                                            2000                 -                   -                   -

      Fidelity VIP High Income Portfolio B                  2001                (1)                  -                  (1)
                                                            2000                 -                   -                   -

      American Century VP Income & Growth Fund              2001            (1,384)               (561)               (823)
                                                            2000              (561)                  7                (568)

      American Century VP International Fund                2001              (171)                (58)               (113)
                                                            2000               (58)                  -                 (58)

      American Century VP Value Fund                        2001             1,860                 674               1,186
                                                            2000               674                   2                 672

      New England Zenith Davis Venture Value Fund E         2001               135                   -                 135
                                                            2000                 -                   -                   -

      New England Zenith Harris Oakmark Mid Cap Value       2001               115                   -                 115
         Fund B                                             2000                 -                   -                   -

      Dreyfus Stock Index Portfolio                         2001              (293)               (124)               (169)
                                                            2000              (124)                  -                (124)





                                                                                                                (Continued)
                                                            106

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Dreyfus Stock Index Portfolio B                       2001         $      10            $       -           $    10
                                                            2000                 -                    -                 -

      Dreyfus VIF Disciplined Stock Portfolio               2001               (53)                 (22)              (31)
                                                            2000               (22)                   -               (22)

      Dreyfus VIF Disciplined Stock Portfolio B             2001                 2                    -                 2
                                                            2000                 -                    -                 -

      Dreyfus VIF Capital Appreciation Portfolio            2001              (758)                (161)             (597)
                                                            2000              (161)                   1              (162)

      Dreyfus VIF Capital Appreciation Portfolio B          2001               (40)                   -               (40)
                                                            2000                 -                    -                 -

      INVESCO VIF Dynamics Fund                             2001            (2,312)                (642)           (1,670)
                                                            2000              (642)                   8              (650)

      INVESCO VIF High Yield Fund                           2001            (1,362)                (196)           (1,166)
                                                            2000              (196)                   -              (196)

      PIMCO High Yield Bond Portfolio                       2001                (9)                  (2)               (7)
                                                            2000                (2)                   -                (2)

      PIMCO Low Duration Bond Portfolio                     2001               (18)                   1               (19)
                                                            2000                 1                    -                 1

      PIMCO StockPLUS Growth & Income Portfolio             2001              (108)                 (63)              (45)
                                                            2000               (63)                   -               (63)

      PIMCO Total Return Bond Portfolio                     2001                 2                  134              (132)
                                                            2000               134                    -               134

      Scudder I International Portfolio                     2001            (1,861)                (315)           (1,546)
                                                            2000              (315)                  11              (326)

      Scudder I International Portfolio B                   2001              (158)                   -              (158)
                                                            2000                 -                    -                 -

      First American FAIP Equity Income IA                  2001               689                    -               689
                                                            2000                 -                    -                 -



                                                            107

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units:
  Met Investors Lord Abbett Growth and Income            19,559,547    $ 41.475565     $ 811,243       0.92%       1.40%     (7.04%)
  Met Investors Lord Abbett Growth and Income Series A      361,452      11.692319         4,226       0.92%       0.85%     (6.46%)
  Met Investors Lord Abbett Growth and Income B             684,911      41.392944        28,350       0.20%       1.40%     (7.30%)
  Met Investors Lord Abbett Growth and Income B, Series A   166,616      41.537310         6,921       0.20%       0.85%     (6.79%)
  Met Investors Lord Abbett Growth and Income B, Series E    21,474      41.497891           891       0.20%       1.00%     (6.93%)
  Met Investors Lord Abbett Growth and Income B, Series F    64,837      41.471623         2,689       0.20%       1.10%     (7.02%)
  Met Investors Lord Abbett Growth and Income B, Series G    13,198      41.432262           547       0.20%       1.25%     (7.16%)
  Met Investors Lord Abbett Growth and Income B, Series I    54,493      41.344503         2,253       0.20%       1.55%     (7.44%)
  Met Investors Lord Abbett Growth and Income B, Series K   333,795      41.312239        13,790       0.20%       1.65%     (7.54%)
  Met Investors Lord Abbett Growth and Income B, Series L     5,118      41.307768           211       0.20%       1.70%     (7.58%)
  Met Investors Lord Abbett Growth and Income B, Series N    62,136      41.263886         2,564       0.20%       1.80%     (7.67%)
  Met Investors Lord Abbett Growth and Income B, Series O     4,186      41.265681           173       0.20%       1.85%     (7.72%)
  Met Investors Lord Abbett Growth and Income B, Series P    30,485      41.231685         1,257       0.20%       1.90%     (7.77%)
  Met Investors Lord Abbett Growth and Income B, Series Q     3,602      41.237641           148       0.20%       1.95%     (7.81%)
  Met Investors Lord Abbett Growth and Income B, Series R        40      41.289644             2       0.20%       2.00%     (7.86%)
  Met Investors Lord Abbett Growth and Income B, Series S     9,334      41.183429           384       0.20%       2.05%     (7.91%)
  Met Investors Lord Abbett Growth and Income B, Series T       189      41.195623             8       0.20%       2.10%     (7.95%)
  Met Investors Lord Abbett Growth and Income B, Series U         2      41.246677             -       0.20%       2.25%     (8.09%)
  Met Investors Bond Debenture                            9,956,210      14.003448       139,421       8.06%       1.40%      2.34%
  Met Investors Bond Debenture Series A                     128,798      10.153395         1,308       8.06%       0.85%      2.96%
  Met Investors Bond Debenture B                            427,018      13.978494         5,969       1.56%       1.40%      2.04%
  Met Investors Bond Debenture B, Series A                  133,581      14.027227         1,874       1.56%       0.85%      2.61%
  Met Investors Bond Debenture B, Series E                   13,775      14.013910           193       1.56%       1.00%      2.45%
  Met Investors Bond Debenture B, Series F                   51,151      14.005054           716       1.56%       1.10%      2.35%
  Met Investors Bond Debenture B, Series G                   18,048      13.991767           253       1.56%       1.25%      2.20%
  Met Investors Bond Debenture B, Series I                   60,579      13.962133           846       1.56%       1.55%      1.89%
  Met Investors Bond Debenture B, Series K                  211,868      13.951241         2,956       1.56%       1.65%      1.78%
  Met Investors Bond Debenture B, Series L                    3,639      13.949937            51       1.56%       1.70%      1.73%
  Met Investors Bond Debenture B, Series N                   41,643      13.934910           580       1.56%       1.80%      1.63%
  Met Investors Bond Debenture B, Series O                    1,157      13.935729            16       1.56%       1.85%      1.58%
  Met Investors Bond Debenture B, Series P                   23,514      13.924032           328       1.56%       1.90%      1.53%
  Met Investors Bond Debenture B, Series Q                    1,310      13.926270            18       1.56%       1.95%      1.48%
  Met Investors Bond Debenture B, Series R                        7      13.943623             -       1.56%       2.00%      1.43%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                108

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors Bond Debenture B, Series S                    2,589    $ 13.907731          $ 36       1.56%       2.05%      1.38%
  Met Investors Bond Debenture B, Series T                      233      13.912076             3       1.56%       2.10%      1.32%
  Met Investors Bond Debenture B, Series U                        7      13.929118             -       1.56%       2.25%      1.17%
  Met Investors Developing Growth                         3,002,758      10.627208        31,911       0.00%       1.40%     (8.14%)
  Met Investors Developing Growth, Series A                  99,834       7.052496           704       0.00%       0.85%     (7.59%)
  Met Investors Developing Growth B                         100,478      10.607266         1,066       0.00%       1.40%     (8.38%)
  Met Investors Developing Growth B, Series A                34,978      10.644275           372       0.00%       0.85%     (7.87%)
  Met Investors Developing Growth B, Series E                 3,637      10.634179            39       0.00%       1.00%     (8.01%)
  Met Investors Developing Growth B, Series F                12,625      10.627445           134       0.00%       1.10%     (8.10%)
  Met Investors Developing Growth B, Series G                 7,799      10.617352            83       0.00%       1.25%     (8.24%)
  Met Investors Developing Growth B, Series I                 7,427      10.595365            79       0.00%       1.55%     (8.51%)
  Met Investors Developing Growth B, Series K                51,773      10.587451           548       0.00%       1.65%     (8.61%)
  Met Investors Developing Growth B, Series N                 8,721      10.575580            92       0.00%       1.80%     (8.74%)
  Met Investors Lord Abbett Growth Opportunity               85,456       8.830081           755       0.00%       1.40%     (8.40%)
  Met Investors Lord Abbett Growth Opportunity, Series A        283       8.862635             2       0.00%       0.85%     (8.07%)
  Met Investors Lord Abbett Growth Opportunity Class B      259,338       8.819461         2,287       0.00%       1.40%      5.32%
  Met Investors Lord Abbett Growth Opportunity B, Series A  144,875       8.850233         1,282       0.00%       0.85%      5.78%
  Met Investors Lord Abbett Growth Opportunity B, Series E   14,015       8.841840           124       0.00%       1.00%      5.65%
  Met Investors Lord Abbett Growth Opportunity B, Series F   33,722       8.836233           298       0.00%       1.10%      5.57%
  Met Investors Lord Abbett Growth Opportunity B, Series G    9,371       8.827844            83       0.00%       1.25%      5.45%
  Met Investors Lord Abbett Growth Opportunity B, Series I   32,737       8.809572           288       0.00%       1.55%      5.20%
  Met Investors Lord Abbett Growth Opportunity B, Series K  103,222       8.802984           909       0.00%       1.65%      5.12%
  Met Investors Lord Abbett Growth Opportunity B, Series N   18,663       8.793111           164       0.00%       1.80%      4.99%
  Met Investors Mid-Cap Value                             3,942,783      17.478808        68,915       0.47%       1.40%      6.58%
  Met Investors Mid-Cap Value, Series A                      55,450      16.719483           927       0.47%       0.85%      7.19%
  Met Investors Mid-Cap Value B                             428,822      17.457790         7,486       0.11%       1.40%      6.40%
  Met Investors Mid-Cap Value B, Series A                   137,566      17.518635         2,410       0.11%       0.85%      6.99%
  Met Investors Mid-Cap Value B, Series E                    21,276      17.502028           372       0.11%       1.00%      6.83%
  Met Investors Mid-Cap Value B, Series F                    41,241      17.490951           721       0.11%       1.10%      6.72%
  Met Investors Mid-Cap Value B, Series G                     8,876      17.474365           155       0.11%       1.25%      6.56%
  Met Investors Mid-Cap Value B, Series I                    34,239      17.438226           597       0.11%       1.55%      6.24%
  Met Investors Mid-Cap Value B, Series K                   180,686      17.425201         3,149       0.11%       1.65%      6.14%
  Met Investors Mid-Cap Value B, Series N                    44,734      17.405673           779       0.11%       1.80%      5.98%
  Met Investors Large Cap Research                                -              -             -       0.61%       1.40%     (0.96%)
  Met Investors Large Cap Research Series A                       -              -             -       0.61%       0.85%     (0.77%)
  Met Investors Quality Bond                              6,629,998      13.413836        88,934       4.73%       1.40%      5.56%
  Met Investors Quality Bond, Series A                       18,419      11.681805           215       4.73%       0.85%      6.40%
  Met Investors Quality Bond B                              227,671      13.402074         3,051       4.73%       1.40%      5.35%
  Met Investors Quality Bond B, Series A                     15,456      13.448794           208       4.73%       0.85%      5.93%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                109

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors Quality Bond B, Series E                      3,765    $ 13.436036          $ 50       4.73%       1.00%      5.77%
  Met Investors Quality Bond B, Series F                      3,550      13.427541            48       4.73%       1.10%      5.67%
  Met Investors Quality Bond B, Series G                      3,784      13.414802            51       4.73%       1.25%      5.51%
  Met Investors Quality Bond B, Series I                     41,433      13.387055           555       4.73%       1.55%      5.19%
  Met Investors Quality Bond B, Series K                    145,492      13.377050         1,946       4.73%       1.65%      5.08%
  Met Investors Quality Bond B, Series N                     59,524      13.362058           795       4.73%       1.80%      4.92%
  Met Investors Small Cap Stock                           4,737,022      14.284183        67,665       0.17%       1.40%     (9.73%)
  Met Investors Small Cap Stock, Series A                    33,675       6.567907           221       0.17%       0.85%     (9.22%)
  Met Investors Small Cap Stock B                            15,164      14.261437           216       0.00%       1.40%     (9.91%)
  Met Investors Small Cap Stock B, Series A                  13,769      14.311208           197       0.00%       0.85%     (9.41%)
  Met Investors Small Cap Stock B, Series E                   1,884      14.297617            27       0.00%       1.00%     (9.55%)
  Met Investors Small Cap Stock B, Series F                   2,144      14.288562            31       0.00%       1.10%     (9.64%)
  Met Investors Small Cap Stock B, Series G                     497      14.274997             7       0.00%       1.25%     (9.78%)
  Met Investors Small Cap Stock B, Series I                   4,412      14.245441            63       0.00%       1.55%    (10.05%)
  Met Investors Small Cap Stock B, Series K                  19,152      14.234792           273       0.00%       1.65%    (10.14%)
  Met Investors Small Cap Stock B, Series N                   1,631      14.218826            23       0.00%       1.80%    (10.27%)
  Met Investors Enhanced Index                            9,568,070      17.175694       164,338       0.82%       1.40%    (12.65%)
  Met Investors Enhanced Index, Series A                    178,469       8.268867         1,476       0.82%       0.85%    (12.15%)
  Met Investors Enhanced Index B                             82,635      17.140791         1,416       0.22%       1.40%    (12.88%)
  Met Investors Enhanced Index B, Series A                   11,319      17.200595           195       0.22%       0.85%    (12.40%)
  Met Investors Enhanced Index B, Series E                    4,685      17.184263            81       0.22%       1.00%    (12.53%)
  Met Investors Enhanced Index B, Series F                   10,837      17.173380           186       0.22%       1.10%    (12.62%)
  Met Investors Enhanced Index B, Series G                        5      17.157081             -       0.22%       1.25%    (12.75%)
  Met Investors Enhanced Index B, Series I                   17,315      17.121564           296       0.22%       1.55%    (13.02%)
  Met Investors Enhanced Index B, Series K                   51,958      17.108764           889       0.22%       1.65%    (13.10%)
  Met Investors Enhanced Index B, Series N                   11,508      17.089569           197       0.22%       1.80%    (13.23%)
  Met Investors Select Equity                            10,821,000      15.754440       170,479       0.48%       1.40%     (7.33%)
  Met Investors Select Equity, Series A                      89,514       9.252285           828       0.48%       0.85%     (6.72%)
  Met Investors Select Equity B                             179,467      15.718285         2,821       0.15%       1.40%     (7.64%)
  Met Investors Select Equity B, Series A                    31,247      15.773112           493       0.15%       0.85%     (7.13%)
  Met Investors Select Equity B, Series E                     4,798      15.758140            76       0.15%       1.00%     (7.27%)
  Met Investors Select Equity B, Series F                    11,205      15.748165           176       0.15%       1.10%     (7.36%)
  Met Investors Select Equity B, Series G                     2,518      15.733217            39       0.15%       1.25%     (7.50%)
  Met Investors Select Equity B, Series I                    15,191      15.700656           238       0.15%       1.55%     (7.78%)
  Met Investors Select Equity B, Series K                    49,822      15.688912           782       0.15%       1.65%     (7.87%)
  Met Investors Select Equity B, Series N                    11,092      15.671320           174       0.15%       1.80%     (8.01%)
  Met Investors International Equity                      6,787,532      10.535673        71,511       1.31%       1.40%    (21.44%)
  Met Investors International Equity, Series A               71,697       6.392602           459       1.31%       0.85%    (20.98%)
  Met Investors International Equity B                       55,985      10.512950           588       0.51%       1.40%    (21.68%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                110

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors International Equity B, Series A             10,835    $ 10.549652         $ 114       0.51%       0.85%    (21.25%)
  Met Investors International Equity B, Series E              2,061      10.539643            22       0.51%       1.00%    (21.37%)
  Met Investors International Equity B, Series F              5,340      10.532953            56       0.51%       1.10%    (21.45%)
  Met Investors International Equity B, Series G                730      10.522944             8       0.51%       1.25%    (21.56%)
  Met Investors International Equity B, Series I              3,171      10.501147            33       0.51%       1.55%    (21.80%)
  Met Investors International Equity B, Series K             13,208      10.493282           139       0.51%       1.65%    (21.88%)
  Met Investors International Equity B, Series N              2,926      10.481506            31       0.51%       1.80%    (22.00%)
  Met Investors Balanced Portfolio                                -              -             -       2.11%       1.40%     (8.00%)
  Met Investors Equity Income Portfolio                           -              -             -       1.00%       1.40%     (7.79%)
  Met Investors Growth and Income Equity Portfolio                -              -             -       0.45%       1.40%    (22.89%)
  Met Investors Putnam Research B                               474       8.065922             4       0.57%       1.40%     (3.35%)
  Met Investors Putnam Research B, Series I                      12       8.056476             -       0.57%       1.55%     (3.46%)
  Met Investors Putnam Research B, Series K                  45,233       8.050186           364       0.57%       1.65%     (3.54%)
  Met Investors Putnam Research B, Series L                  18,711       8.049480           151       0.57%       1.70%     (3.57%)
  Met Investors Putnam Research B, Series N                   3,993       8.040755            32       0.57%       1.80%     (3.65%)
  Met Investors Putnam Research B, Series O                   5,660       8.041271            45       0.57%       1.85%     (3.69%)
  Met Investors Putnam Research B, Series P                  38,365       8.034479           308       0.57%       1.90%     (3.72%)
  Met Investors Putnam Research B, Series Q                  10,046       8.035812            81       0.57%       1.95%     (3.76%)
  Met Investors Putnam Research B, Series R                      11       8.045779             -       0.57%       2.00%     (3.80%)
  Met Investors Putnam Research B, Series S                   5,702       8.025064            46       0.57%       2.05%     (3.84%)
  Met Investors Putnam Research B, Series T                   1,845       8.027613            15       0.57%       2.10%     (3.88%)
  Met Investors Putnam Research B, Series U                      11       8.037404             -       0.57%       2.25%     (3.99%)
  Met Investors Oppenheimer Capital Appreciation B            5,397       8.466912            46       0.13%       1.40%     (2.85%)
  Met Investors Oppenheimer Capital Appreciation B, Series I  3,011       8.456989            25       0.13%       1.55%     (2.96%)
  Met Investors Oppenheimer Capital Appreciation B, Series K135,716       8.450379         1,147       0.13%       1.65%     (3.04%)
  Met Investors Oppenheimer Capital Appreciation B, Series L 17,573       8.449647           148       0.13%       1.70%     (3.07%)
  Met Investors Oppenheimer Capital Appreciation B, Series N 10,883       8.440489            92       0.13%       1.80%     (3.15%)
  Met Investors Oppenheimer Capital Appreciation B, Series O  8,309       8.441032            70       0.13%       1.85%     (3.19%)
  Met Investors Oppenheimer Capital Appreciation B, Series P 62,431       8.433892           527       0.13%       1.90%     (3.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q 13,257       8.435299           112       0.13%       1.95%     (3.26%)
  Met Investors Oppenheimer Capital Appreciation B, Series R    133       8.445763             1       0.13%       2.00%     (3.29%)
  Met Investors Oppenheimer Capital Appreciation B, Series S 29,578       8.424014           249       0.13%       2.05%     (3.34%)
  Met Investors Oppenheimer Capital Appreciation B, Series T  1,927       8.426695            16       0.13%       2.10%     (3.38%)
  Met Investors Oppenheimer Capital Appreciation B, Series U     11       8.436969             -       0.13%       2.25%     (3.49%)
  Met Investors PIMCO Money Market B                        279,466      10.154282         2,838       1.27%       1.40%      1.22%
  Met Investors PIMCO Money Market B, Series A                5,443      10.189798            56       1.27%       0.85%      1.66%
  Met Investors PIMCO Money Market B, Series E               14,672      10.180132           149       1.27%       1.00%      1.54%
  Met Investors PIMCO Money Market B, Series F                   10      10.173687             -       1.27%       1.10%      1.46%
  Met Investors PIMCO Money Market B, Series G                   10      10.164030             -       1.27%       1.25%      1.34%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                111

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors PIMCO Money Market B, Series I               28,734    $ 10.142360         $ 291       1.27%       1.55%      1.10%
  Met Investors PIMCO Money Market B, Series K               77,162      10.134443           782       1.27%       1.65%      1.02%
  Met Investors PIMCO Money Market B, Series L                9,088      10.133571            92       1.27%       1.70%      0.99%
  Met Investors PIMCO Money Market B, Series N               10,517      10.122589           106       1.27%       1.80%      0.91%
  Met Investors PIMCO Money Market B, Series O                1,000      10.123246            10       1.27%       1.85%      0.87%
  Met Investors PIMCO Money Market B, Series P               40,482      10.114681           410       1.27%       1.90%      0.83%
  Met Investors PIMCO Money Market B, Series Q                  262      10.116375             3       1.27%       1.95%      0.79%
  Met Investors PIMCO Money Market B, Series R                   10      10.128944             -       1.27%       2.00%      0.99%
  Met Investors PIMCO Money Market B, Series S                  306      10.102844             3       1.27%       2.05%      0.71%
  Met Investors PIMCO Money Market B, Series T                   10      10.106064             -       1.27%       2.10%      0.67%
  Met Investors PIMCO Money Market B, Series U                   10      10.118399             -       1.27%       2.25%      0.81%
  Met Investors Janus Aggressive Growth B                        10       7.308054             -       0.00%       1.40%     (9.91%)
  Met Investors Janus Aggressive Growth B, Series I              13       7.299489             -       0.00%       1.55%    (10.02%)
  Met Investors Janus Aggressive Growth B, Series K          68,578       7.293775           500       0.00%       1.65%    (10.09%)
  Met Investors Janus Aggressive Growth B, Series L           1,695       7.293152            12       0.00%       1.70%    (10.12%)
  Met Investors Janus Aggressive Growth B, Series N           5,331       7.285235            39       0.00%       1.80%    (10.20%)
  Met Investors Janus Aggressive Growth B, Series O           4,989       7.285714            36       0.00%       1.85%    (10.23%)
  Met Investors Janus Aggressive Growth B, Series P          65,463       7.279536           477       0.00%       1.90%    (10.27%)
  Met Investors Janus Aggressive Growth B, Series Q             720       7.280760             5       0.00%       1.95%    (10.30%)
  Met Investors Janus Aggressive Growth B, Series R             155       7.289812             1       0.00%       2.00%    (10.34%)
  Met Investors Janus Aggressive Growth B, Series S          16,318       7.271012           119       0.00%       2.05%    (10.37%)
  Met Investors Janus Aggressive Growth B, Series T             917       7.273333             7       0.00%       2.10%    (10.41%)
  Met Investors Janus Aggressive Growth B, Series U              13       7.282231             -       0.00%       2.25%    (10.51%)
  Met Investors PIMCO Total Return Bond B                     4,044      10.536235            43       3.25%       1.40%      3.87%
  Met Investors PIMCO Total Return Bond B, Series I          10,106      10.523893           106       3.25%       1.55%      3.75%
  Met Investors PIMCO Total Return Bond B, Series K          72,154      10.515687           759       3.25%       1.65%      3.67%
  Met Investors PIMCO Total Return Bond B, Series L          11,307      10.514782           119       3.25%       1.70%      3.63%
  Met Investors PIMCO Total Return Bond B, Series N           7,940      10.503380            83       3.25%       1.80%      3.54%
  Met Investors PIMCO Total Return Bond B, Series O           5,915      10.504077            62       3.25%       1.85%      3.50%
  Met Investors PIMCO Total Return Bond B, Series P          84,051      10.495175           882       3.25%       1.90%      3.46%
  Met Investors PIMCO Total Return Bond B, Series Q          13,201      10.496941           139       3.25%       1.95%      3.42%
  Met Investors PIMCO Total Return Bond B, Series R              10      10.509943             -       3.25%       2.00%      3.38%
  Met Investors PIMCO Total Return Bond B, Series S           9,214      10.482897            97       3.25%       2.05%      3.34%
  Met Investors PIMCO Total Return Bond B, Series T             903      10.486253             9       3.25%       2.10%      3.30%
  Met Investors PIMCO Total Return Bond B, Series U              10      10.499015             -       3.25%       2.25%      3.18%
  Met Investors PIMCO Innovation B                            1,207       6.093409             7       0.00%       1.40%    (16.44%)
  Met Investors PIMCO Innovation B, Series I                     15       6.086250             -       0.00%       1.55%    (16.54%)
  Met Investors PIMCO Innovation B, Series K                 63,122       6.081488           384       0.00%       1.65%    (16.60%)
  Met Investors PIMCO Innovation B, Series L                  1,552       6.080967            10       0.00%       1.70%    (16.64%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                112

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors PIMCO Innovation B, Series N                  1,857     $ 6.074341          $ 11       0.00%       1.80%    (16.70%)
  Met Investors PIMCO Innovation B, Series O                  2,199       6.074755            13       0.00%       1.85%    (16.74%)
  Met Investors PIMCO Innovation B, Series P                 29,611       6.069589           180       0.00%       1.90%    (16.77%)
  Met Investors PIMCO Innovation B, Series Q                  3,931       6.070623            24       0.00%       1.95%    (16.80%)
  Met Investors PIMCO Innovation B, Series R                     14       6.078185             -       0.00%       2.00%    (16.83%)
  Met Investors PIMCO Innovation B, Series S                  7,708       6.062465            47       0.00%       2.05%    (16.87%)
  Met Investors PIMCO Innovation B, Series T                     13       6.064428             -       0.00%       2.10%    (16.90%)
  Met Investors PIMCO Innovation B, Series U                     14       6.071856             -       0.00%       2.25%    (17.00%)
  Met Investors MFS Mid Cap Growth B                          2,342       8.236645            19       0.00%       1.40%     (1.00%)
  Met Investors MFS Mid Cap Growth B, Series I                   13       8.226988             -       0.00%       1.55%     (1.12%)
  Met Investors MFS Mid Cap Growth B, Series K              107,325       8.220557           882       0.00%       1.65%     (1.19%)
  Met Investors MFS Mid Cap Growth B, Series L               12,893       8.219849           106       0.00%       1.70%     (1.23%)
  Met Investors MFS Mid Cap Growth B, Series N                6,368       8.210931            52       0.00%       1.80%     (1.31%)
  Met Investors MFS Mid Cap Growth B, Series O                5,365       8.211448            44       0.00%       1.85%     (1.35%)
  Met Investors MFS Mid Cap Growth B, Series P               63,189       8.204508           519       0.00%       1.90%     (1.39%)
  Met Investors MFS Mid Cap Growth B, Series Q                9,210       8.205862            76       0.00%       1.95%     (1.43%)
  Met Investors MFS Mid Cap Growth B, Series R                   11       8.216069             -       0.00%       2.00%     (1.47%)
  Met Investors MFS Mid Cap Growth B, Series S                8,955       8.194891            74       0.00%       2.05%     (1.50%)
  Met Investors MFS Mid Cap Growth B, Series T                1,229       8.197496            10       0.00%       2.10%     (1.54%)
  Met Investors MFS Mid Cap Growth B, Series U                   11       8.207514             -       0.00%       2.25%     (1.66%)
  Met Investors MFS Research International B                  1,898       8.381159            16       0.38%       1.40%     (5.69%)
  Met Investors MFS Research International B, Series I          631       8.371336             5       0.38%       1.55%     (5.80%)
  Met Investors MFS Research International B, Series K       41,050       8.364799           343       0.38%       1.65%     (5.88%)
  Met Investors MFS Research International B, Series L       16,597       8.364074           139       0.38%       1.70%     (5.91%)
  Met Investors MFS Research International B, Series N        2,838       8.354994            24       0.38%       1.80%     (5.99%)
  Met Investors MFS Research International B, Series O        3,201       8.355529            27       0.38%       1.85%     (6.03%)
  Met Investors MFS Research International B, Series P       20,285       8.348474           169       0.38%       1.90%     (6.06%)
  Met Investors MFS Research International B, Series Q        4,086       8.349848            34       0.38%       1.95%     (6.10%)
  Met Investors MFS Research International B, Series R          135       8.360216             1       0.38%       2.00%     (6.14%)
  Met Investors MFS Research International B, Series S        9,933       8.338689            83       0.38%       2.05%     (6.17%)
  Met Investors MFS Research International B, Series T        1,164       8.341342            10       0.38%       2.10%     (6.21%)
  Met Investors MFS Research International B, Series U           11       8.351514             -       0.38%       2.25%     (6.32%)
  Met Investors SSR Concentrated Int'l Portfolio B               10      10.935611             -       0.00%       1.40%      9.36%
  Met Investors SSR Concentrated Int'l Portfolio B, Series I     10      10.931888             -       0.00%       1.55%      9.32%
  Met Investors SSR Concentrated Int'l Portfolio B, Series K    655      10.929396             7       0.00%       1.65%      9.29%
  Met Investors SSR Concentrated Int'l Portfolio B, Series L    509      10.928158             6       0.00%       1.70%      9.28%
  Met Investors SSR Concentrated Int'l Portfolio B, Series N     10      10.925670             -       0.00%       1.80%      9.26%
  Met Investors SSR Concentrated Int'l Portfolio B, Series O    230      10.924432             2       0.00%       1.85%      9.24%
  Met Investors SSR Concentrated Int'l Portfolio B, Series P    239      10.923190             3       0.00%       1.90%      9.23%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)

                                                                113

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors SSR Concentrated Int'l Portfolio B, Series Q     10    $ 10.921950    $        -       0.00%       1.95%      9.22%
  Met Investors SSR Concentrated Int'l Portfolio B, Series R     10      10.920707             -       0.00%       2.00%      9.21%
  Met Investors SSR Concentrated Int'l Portfolio B, Series S    340      10.919466             4       0.00%       2.05%      9.20%
  Met Investors SSR Concentrated Int'l Portfolio B, Series T    617      10.918227             7       0.00%       2.10%      9.18%
  Met Investors SSR Concentrated Int'l Portfolio B, Series U     10      10.914501             -       0.00%       2.25%      9.15%
  Met Investors AIM Mid Cap Equity Portfolio B                  107      10.991234             1       0.00%       1.40%      9.91%
  Met Investors AIM Mid Cap Equity Portfolio B, Series I        352      10.987487             4       0.00%       1.55%      9.88%
  Met Investors AIM Mid Cap Equity Portfolio B, Series K      1,723      10.984994            19       0.00%       1.65%      9.85%
  Met Investors AIM Mid Cap Equity Portfolio B, Series L      1,025      10.983749            11       0.00%       1.70%      9.84%
  Met Investors AIM Mid Cap Equity Portfolio B, Series N      1,159      10.981256            13       0.00%       1.80%      9.81%
  Met Investors AIM Mid Cap Equity Portfolio B, Series O        751      10.980009             8       0.00%       1.85%      9.80%
  Met Investors AIM Mid Cap Equity Portfolio B, Series P     10,541      10.978760           116       0.00%       1.90%      9.79%
  Met Investors AIM Mid Cap Equity Portfolio B, Series Q         10      10.977513             -       0.00%       1.95%      9.78%
  Met Investors AIM Mid Cap Equity Portfolio B, Series R        104      10.976269             1       0.00%       2.00%      9.76%
  Met Investors AIM Mid Cap Equity Portfolio B, Series S        630      10.975020             7       0.00%       2.05%      9.75%
  Met Investors AIM Mid Cap Equity Portfolio B, Series T         10      10.973778             -       0.00%       2.10%      9.74%
  Met Investors AIM Mid Cap Equity Portfolio B, Series U         10      10.970039             -       0.00%       2.25%      9.70%
  Met Investors AIM Small Cap Growth Portfolio B                102      11.852311             1       0.00%       1.40%     18.52%
  Met Investors AIM Small Cap Growth Portfolio B, Series I       10      11.848284             -       0.00%       1.55%     18.48%
  Met Investors AIM Small Cap Growth Portfolio B, Series K    8,880      11.845599           105       0.00%       1.65%     18.46%
  Met Investors AIM Small Cap Growth Portfolio B, Series L    2,107      11.844254            25       0.00%       1.70%     18.44%
  Met Investors AIM Small Cap Growth Portfolio B, Series N       61      11.841568             1       0.00%       1.80%     18.42%
  Met Investors AIM Small Cap Growth Portfolio B, Series O    2,093      11.840229            25       0.00%       1.85%     18.40%
  Met Investors AIM Small Cap Growth Portfolio B, Series P    2,176      11.838879            26       0.00%       1.90%     18.39%
  Met Investors AIM Small Cap Growth Portfolio B, Series Q      387      11.837543             5       0.00%       1.95%     18.38%
  Met Investors AIM Small Cap Growth Portfolio B, Series R       99      11.836197             1       0.00%       2.00%     18.36%
  Met Investors AIM Small Cap Growth Portfolio B, Series S    1,764      11.834858            21       0.00%       2.05%     18.35%
  Met Investors AIM Small Cap Growth Portfolio B, Series T      860      11.833517            10       0.00%       2.10%     18.34%
  Met Investors AIM Small Cap Growth Portfolio B, Series U       10      11.829489             -       0.00%       2.25%     18.30%
  GACC Money Market                                       2,900,433      12.412266        36,001       0.00%       1.40%      2.59%
  GACC Money Market, Series A                                13,197      10.871413           143       0.00%       0.85%      3.21%
  Russell Multi-Style Equity Fund                         4,904,223      10.735315        52,648       0.46%       1.40%    (15.41%)
  Russell Aggressive Equity Fund                          1,076,155       9.827489        10,576       0.11%       1.40%     (3.73%)
  Russell Non-US Fund                                     1,986,614       9.503825        18,880       0.57%       1.40%    (23.12%)
  Russell Core Bond Fund                                  2,914,837      11.924313        34,757       5.91%       1.40%      5.91%
  Russell Real Estate Securities Fund                       216,101      12.523755         2,706       5.18%       1.40%      6.33%
  AIM V.I. Value                                          6,312,634      12.153563        76,721       0.14%       1.40%    (13.69%)
  AIM V.I. Value, Series A                                  301,412       7.189086         2,167       0.14%       0.85%    (13.27%)
  AIM V.I. Value, Series E                                   13,697      12.184389           167       0.14%       1.00%    (13.43%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                114

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  AIM V.I. Value, Series F                                   28,756    $ 12.176678    $      350       0.14%       1.10%    (13.51%)
  AIM V.I. Value, Series G                                    5,506      12.165116            67       0.14%       1.25%    (13.65%)
  AIM V.I. Value, Series I                                   33,902      12.139920           412       0.14%       1.55%    (13.91%)
  AIM V.I. Value, Series K                                  179,253      12.130840         2,174       0.14%       1.65%    (13.99%)
  AIM V.I. Value, Series N                                   54,069      12.117240           655       0.14%       1.80%    (14.12%)
  AIM V.I. Capital Appreciation                           3,732,970      11.183281        41,747       0.00%       1.40%    (24.17%)
  AIM V.I. Capital Appreciation, Series A                   269,448       5.955311         1,605       0.00%       0.85%    (23.93%)
  AIM V.I. Capital Appreciation, Series E                     9,471      11.211653           106       0.00%       1.00%    (24.05%)
  AIM V.I. Capital Appreciation, Series F                    28,184      11.204557           316       0.00%       1.10%    (24.13%)
  AIM V.I. Capital Appreciation, Series G                     1,741      11.193917            19       0.00%       1.25%    (24.24%)
  AIM V.I. Capital Appreciation, Series I                    28,344      11.170733           317       0.00%       1.55%    (24.47%)
  AIM V.I. Capital Appreciation, Series K                   138,389      11.162385         1,545       0.00%       1.65%    (24.55%)
  AIM V.I. Capital Appreciation, Series N                    39,782      11.149853           443       0.00%       1.80%    (24.66%)
  AIM V.I. International Equity                             664,626       9.553604         6,350       0.32%       1.40%    (24.40%)
  AIM V.I. International Equity, Series A                    35,269       5.975035           211       0.32%       0.85%    (24.01%)
  AIM V.I. International Equity, Series E                       523       9.577854             5       0.32%       1.00%    (24.30%)
  AIM V.I. International Equity, Series F                       704       9.571780             7       0.32%       1.10%    (24.38%)
  AIM V.I. International Equity, Series G                        10       9.562691             -       0.32%       1.25%    (24.49%)
  AIM V.I. International Equity, Series I                     4,249       9.542879            40       0.32%       1.55%    (24.72%)
  AIM V.I. International Equity, Series K                    21,294       9.535727           203       0.32%       1.65%    (24.79%)
  AIM V.I. International Equity, Series N                     3,499       9.525031            33       0.32%       1.80%    (24.91%)
  Alliance Premier Growth                                 4,640,967      12.789235        59,354       0.00%       1.40%    (18.37%)
  Alliance Premier Growth B                                 470,073      12.767316         6,001       0.00%       1.40%    (18.56%)
  Alliance Premier Growth B, Series I                        58,235      12.753411           743       0.00%       1.55%    (18.68%)
  Alliance Premier Growth B, Series K                       399,731      12.744148         5,094       0.00%       1.65%    (18.76%)
  Alliance Premier Growth B, Series N                       286,481      12.730273         3,647       0.00%       1.80%    (18.88%)
  Alliance Bernstein Real Estate Investment               1,096,192      10.201620        11,183       3.47%       1.40%      9.25%
  Alliance Bernstein Real Estate Investment B               204,885      10.192752         2,088       0.57%       1.40%     12.68%
  Alliance Bernstein Real Estate Investment B, Series I      28,866      10.182084           294       0.57%       1.55%     12.56%
  Alliance Bernstein Real Estate Investment B, Series K     150,995      10.174973         1,537       0.57%       1.65%     12.48%
  Alliance Bernstein Real Estate Investment B, Series N     119,567      10.164324         1,215       0.57%       1.80%     12.37%
  Alliance Bernstein Small Cap B                              3,339      11.095691            37       0.00%       1.40%     10.96%
  Alliance Bernstein Small Cap B, Series I                       73      11.084570             1       0.00%       1.55%     10.85%
  Alliance Bernstein Small Cap B, Series K                    3,454      11.077159            38       0.00%       1.65%     10.77%
  Alliance Bernstein Small Cap B, Series N                       10      11.066056             -       0.00%       1.80%     10.66%
  Alliance Bernstein Value B                                 13,033       9.976213           130       0.00%       1.40%     (0.24%)
  Alliance Bernstein Value B, Series I                        1,635       9.966212            16       0.00%       1.55%     (0.34%)
  Alliance Bernstein Value B, Series K                        6,631       9.959547            66       0.00%       1.65%     (0.41%)
  Alliance Bernstein Value B, Series N                          198       9.949574             2       0.00%       1.80%     (0.50%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                115

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Liberty Newport Tiger Fund, Variable                       76,277    $ 10.298309    $      786       0.85%       1.40%    (19.04%)
  Liberty Newport Tiger Fund, Variable Series I                   9      10.287093             -       0.85%       1.55%    (19.74%)
  Liberty Newport Tiger Fund, Variable Series K                  29      10.279624             -       0.85%       1.65%    (19.83%)
  Liberty Newport Tiger Fund, Variable Series N                   9      10.268429             -       0.85%       1.80%    (19.95%)
  Goldman Sachs Growth and Income                           686,691       8.656980         5,944       0.48%       1.40%    (10.57%)
  Goldman Sachs Growth and Income, Series I                     705       8.647553             6       0.48%       1.55%    (10.74%)
  Goldman Sachs Growth and Income, Series K                   4,024       8.641278            35       0.48%       1.65%    (10.83%)
  Goldman Sachs Growth and Income, Series N                   3,339       8.631869            29       0.48%       1.80%    (10.96%)
  Goldman Sachs International Equity                        271,093       9.740698         2,641       1.28%       1.40%    (23.26%)
  Goldman Sachs International Equity, Series I                    9       9.730088             -       1.28%       1.55%    (23.46%)
  Goldman Sachs International Equity, Series K                5,255       9.723017            51       1.28%       1.65%    (23.54%)
  Goldman Sachs International Equity, Series N                    9       9.712412             -       1.28%       1.80%    (23.66%)
  Goldman Sachs Global Income                               128,045      11.732665         1,502       5.30%       1.40%      3.67%
  Goldman Sachs Global Income, Series I                       2,199      11.719888            26       5.30%       1.55%      3.18%
  Goldman Sachs Global Income, Series K                      17,020      11.711380           199       5.30%       1.65%      3.08%
  Goldman Sachs Global Income, Series N                       9,043      11.698638           106       5.30%       1.80%      2.93%
  Goldman Sachs Internet Tollkeeper                         224,344       4.259904           956       0.00%       1.40%    (34.59%)
  Goldman Sachs Internet Tollkeeper, Series I                 2,177       4.255263             9       0.00%       1.55%    (34.71%)
  Goldman Sachs Internet Tollkeeper, Series K                20,375       4.252165            87       0.00%       1.65%    (34.77%)
  Goldman Sachs Internet Tollkeeper, Series N                11,753       4.247531            50       0.00%       1.80%    (34.87%)
  Scudder II Dreman High Return Equity                       11,398      11.858410           135       0.76%       1.40%      0.28%
  Scudder II Small Cap Growth                               262,419       9.581495         2,515       0.00%       1.40%    (29.76%)
  Scudder II Small Cap Growth, Series I                          10       9.571151             -       0.00%       1.55%    (29.90%)
  Scudder II Small Cap Growth, Series K                       5,455       9.564269            52       0.00%       1.65%    (29.97%)
  Scudder II Small Cap Growth, Series N                       2,653       9.553958            25       0.00%       1.80%    (30.08%)
  Scudder II Small Cap Value                                524,101      10.580230         5,545       0.00%       1.40%     16.21%
  Scudder II Small Cap Value, Series I                           11      10.568840             -       0.00%       1.55%     15.86%
  Scudder II Small Cap Value, Series K                        7,699      10.561257            81       0.00%       1.65%     15.75%
  Scudder II Small Cap Value, Series N                        2,995      10.549871            32       0.00%       1.80%     15.57%
  Scudder II Government Securities                          227,714      12.242645         2,788       3.65%       1.40%      6.76%
  Scudder II Government Securities, Series I                    143      12.229458             2       3.65%       1.55%      5.84%
  Scudder II Government Securities, Series K                  9,196      12.220680           112       3.65%       1.65%      5.73%
  Scudder II Government Securities, Series N                    894      12.207514            11       3.65%       1.80%      5.57%
  MFS Bond                                                  147,949      11.756936         1,739       5.93%       1.40%      7.19%
  MFS Research                                            1,536,906      10.848674        16,673       0.02%       1.40%    (22.35%)
  MFS Research B                                             22,977      10.837961           249       0.00%       1.40%    (22.49%)
  MFS Research B, Series I                                       71      10.826156             1       0.00%       1.55%    (22.60%)
  MFS Research B, Series K                                   23,995      10.818288           260       0.00%       1.65%    (22.68%)
  MFS Research B, Series N                                   21,145      10.806499           228       0.00%       1.80%    (22.80%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                116

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  MFS Investors Trust                                     2,514,437    $ 10.359566    $   26,048       0.50%       1.40%    (17.13%)
  MFS Investors Trust B                                     375,684      10.343215         3,886       0.00%       1.40%    (17.28%)
  MFS Investors Trust B, Series I                            56,991      10.331954           589       0.00%       1.55%    (17.40%)
  MFS Investors Trust B, Series K                           233,409      10.324448         2,410       0.00%       1.65%    (17.48%)
  MFS Investors Trust B, Series N                           217,020      10.313205         2,238       0.00%       1.80%    (17.61%)
  MFS Emerging Growth                                     1,650,920      11.989497        19,794       0.00%       1.40%    (34.42%)
  MFS Emerging Growth B                                      15,407      11.968714           184       0.00%       1.40%    (34.55%)
  MFS Emerging Growth B, Series I                                47      11.955671             1       0.00%       1.55%    (34.65%)
  MFS Emerging Growth B, Series K                            17,780      11.946982           213       0.00%       1.65%    (34.71%)
  MFS Emerging Growth B, Series N                             3,049      11.933961            36       0.00%       1.80%    (34.81%)
  MFS Emerging Markets Equity                                     -              -             -       0.00%       1.40%      8.60%
  MFS High Income                                           779,282       9.572290         7,460       7.75%       1.40%      0.65%
  MFS High Income B                                         122,703       9.539603         1,170       0.00%       1.40%      0.20%
  MFS High Income B, Series I                                21,769       9.529217           207       0.00%       1.55%      0.05%
  MFS High Income B, Series K                                77,464       9.522312           738       0.00%       1.65%     (0.05%)
  MFS High Income B, Series N                                82,917       9.511941           789       0.00%       1.80%     (0.20%)
  MFS Global Governments                                     20,273      10.960696           222       3.67%       1.40%      3.29%
  MFS Global Governments B                                      505      10.940184             6       0.00%       1.40%      3.10%
  MFS Global Governments B, Series I                              9      10.928274             -       0.00%       1.55%      2.94%
  MFS Global Governments B, Series K                              9      10.920347             -       0.00%       1.65%      2.84%
  MFS Global Governments B, Series N                            213      10.908456             2       0.00%       1.80%      2.69%
  MFS New Discovery                                         828,930       8.053407         6,676       0.00%       1.40%     (6.36%)
  MFS New Discovery B                                       339,262       8.041413         2,728       0.00%       1.40%     (6.58%)
  MFS New Discovery B, Series I                              46,430       8.032660           373       0.00%       1.55%     (6.72%)
  MFS New Discovery B, Series K                             290,769       8.026828         2,334       0.00%       1.65%     (6.81%)
  MFS New Discovery B, Series N                             190,953       8.018085         1,531       0.00%       1.80%     (6.95%)
  MetLife Putnam International Stock                         54,113       7.366401           399       0.32%       1.40%    (21.70%)
  MetLife Putnam Large Cap Growth                           109,052       5.007840           546       0.00%       1.40%    (31.79%)
  MetLife Stock Index Portfolio B                                10      10.849814             -       0.00%       1.40%    (14.76%)
  MetLife Stock Index Portfolio B, Series I                      10      10.846117             -       0.00%       1.55%    (14.89%)
  MetLife Stock Index Portfolio B, Series K                  10,153      10.843650           110       0.00%       1.65%    (14.98%)
  MetLife Stock Index Portfolio B, Series L                   7,421      10.842420            80       0.00%       1.70%    (15.02%)
  MetLife Stock Index Portfolio B, Series N                  16,945      10.839954           184       0.00%       1.80%    (15.11%)
  MetLife Stock Index Portfolio B, Series O                   2,333      10.838729            25       0.00%       1.85%    (15.15%)
  MetLife Stock Index Portfolio B, Series P                   3,279      10.837498            36       0.00%       1.90%    (15.19%)
  MetLife Stock Index Portfolio B, Series Q                      10      10.836267             -       0.00%       1.95%    (15.23%)
  MetLife Stock Index Portfolio B, Series R                     105      10.835035             1       0.00%       2.00%    (15.28%)
  MetLife Stock Index Portfolio B, Series S                   3,662      10.833803            40       0.00%       2.05%    (15.32%)
  MetLife Stock Index Portfolio B, Series T                      10      10.832576             -       0.00%       2.10%    (15.36%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                117

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  MetLife Stock Index Portfolio B, Series U                      10    $ 10.828879    $        -       0.00%       2.25%    (15.49%)
  Oppenheimer Capital Appreciation                          772,904      14.491704        11,201       0.64%       1.40%    (13.80%)
  Oppenheimer Main Street Growth & Income                 1,357,695       9.876107        13,409       0.58%       1.40%    (11.42%)
  Oppenheimer High Income                                   298,630       9.710849         2,900      10.37%       1.40%      0.54%
  Oppenheimer Bond                                        1,161,929      11.374046        13,216       7.61%       1.40%      6.28%
  Oppenheimer Strategic Bond                                336,996      10.770012         3,629       2.46%       1.40%      3.38%
  Putnam VT Growth and Income                             2,739,982      11.247456        30,818       1.69%       1.40%     (7.48%)
  Putnam VT Growth and Income B                              50,584      11.222898           568       0.00%       1.40%     (7.70%)
  Putnam VT Growth and Income B, Series I                     1,670      11.210673            19       0.00%       1.55%     (7.84%)
  Putnam VT Growth and Income B, Series K                    21,753      11.202545           243       0.00%       1.65%     (7.93%)
  Putnam VT Growth and Income B, Series N                     6,894      11.190345            77       0.00%       1.80%     (8.07%)
  Putnam VT New Value                                       161,190      12.791989         2,062       0.85%       1.40%      2.16%
  Putnam VT New Value B                                      10,597      12.763839           135       0.00%       1.40%      1.87%
  Putnam VT New Value B, Series I                               421      12.749942             5       0.00%       1.55%      1.72%
  Putnam VT New Value B, Series K                             9,526      12.740689           122       0.00%       1.65%      1.62%
  Putnam VT New Value B, Series N                             6,612      12.726824            84       0.00%       1.80%      1.47%
  Putnam VT Vista                                           864,059      11.048553         9,547       0.00%       1.40%    (34.33%)
  Putnam VT Vista B                                          16,544      11.036442           182       0.00%       1.40%    (34.43%)
  Putnam VT Vista B, Series I                                 1,036      11.024422            11       0.00%       1.55%    (34.53%)
  Putnam VT Vista B, Series K                                 3,976      11.016404            44       0.00%       1.65%    (34.60%)
  Putnam VT Vista B, Series N                                 3,330      11.004394            37       0.00%       1.80%    (34.70%)
  Putnam VT International Growth                          1,987,476      12.956460        25,751       0.36%       1.40%    (21.53%)
  Putnam VT International Growth B                          300,520      12.931708         3,886       0.00%       1.40%    (21.72%)
  Putnam VT International Growth B, Series I                 40,983      12.917622           529       0.00%       1.55%    (21.84%)
  Putnam VT International Growth B, Series K                228,138      12.908230         2,945       0.00%       1.65%    (21.92%)
  Putnam VT International Growth B, Series N                170,664      12.894161         2,201       0.00%       1.80%    (22.04%)
  Putnam VT International New Opportunities                 292,315       9.746421         2,849       0.00%       1.40%    (29.52%)
  Putnam VT International New Opportunities B                 4,081       9.723656            40       0.00%       1.40%    (29.68%)
  Putnam VT International New Opportunities B, Series I           9       9.713052             -       0.00%       1.55%    (29.78%)
  Putnam VT International New Opportunities B, Series K       4,815       9.705998            47       0.00%       1.65%    (29.85%)
  Putnam VT International New Opportunities B, Series N         884       9.695419             8       0.00%       1.80%    (29.96%)
  Templeton Global Income Securities                         92,996      10.164560           945       3.71%       1.40%      1.11%
  Templeton Global Income Securities, Series A                2,074      10.676226            22       3.71%       0.85%      1.67%
  Templeton Global Income Securities B                       10,641      10.144355           108       1.02%       1.40%      0.81%
  Templeton Global Income Securities B, Series A              2,618      10.179722            27       1.02%       0.85%      1.37%
  Templeton Global Income Securities B, Series E                 10      10.170063             -       1.02%       1.00%      1.22%
  Templeton Global Income Securities B, Series F              2,099      10.163622            21       1.02%       1.10%      1.12%
  Templeton Global Income Securities B, Series G                169      10.153993             2       1.02%       1.25%      0.96%
  Templeton Global Income Securities B, Series I                 10      10.132982             -       1.02%       1.55%      0.66%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                118

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Templeton Global Income Securities B, Series K              2,730    $ 10.125396    $       28       1.02%       1.65%      0.56%
  Templeton Global Income Securities B, Series N                338      10.114046             3       1.02%       1.80%      0.41%
  Franklin Small Cap                                        405,503      12.220202         4,956       0.52%       1.40%    (16.21%)
  Franklin Small Cap Series A                                18,315       6.017094           110       0.52%       0.85%    (15.74%)
  Franklin Small Cap B                                       68,610      12.198150           837       0.13%       1.40%    (16.43%)
  Franklin Small Cap B, Series A                             13,064      12.240714           160       0.13%       0.85%    (15.97%)
  Franklin Small Cap B, Series E                              1,914      12.229092            23       0.13%       1.00%    (16.10%)
  Franklin Small Cap B, Series F                              3,675      12.221351            45       0.13%       1.10%    (16.18%)
  Franklin Small Cap B, Series G                                657      12.209734             8       0.13%       1.25%    (16.31%)
  Franklin Small Cap B, Series I                              3,992      12.184460            49       0.13%       1.55%    (16.56%)
  Franklin Small Cap B, Series K                             24,956      12.175342           304       0.13%       1.65%    (16.65%)
  Franklin Small Cap B, Series N                              7,984      12.161685            97       0.13%       1.80%    (16.77%)
  Templeton Growth Securities                               249,434      12.987349         3,240       2.11%       1.40%     (2.37%)
  Templeton Growth Securities Series A                        9,709      10.198310            99       2.11%       0.85%     (1.83%)
  Templeton Growth Securities B                              38,125      12.947524           494       0.48%       1.40%     (2.69%)
  Templeton Growth Securities B, Series A                    13,582      12.992689           176       0.48%       0.85%     (2.15%)
  Templeton Growth Securities B, Series E                     1,074      12.980355            14       0.48%       1.00%     (2.30%)
  Templeton Growth Securities B, Series F                     3,076      12.972142            40       0.48%       1.10%     (2.40%)
  Templeton Growth Securities B, Series G                       133      12.959828             2       0.48%       1.25%     (2.54%)
  Templeton Growth Securities B, Series I                     6,867      12.933004            89       0.48%       1.55%     (2.84%)
  Templeton Growth Securities B, Series K                    21,140      12.923341           273       0.48%       1.65%     (2.93%)
  Templeton Growth Securities B, Series N                     2,791      12.908840            36       0.48%       1.80%     (3.08%)
  Templeton International Securities                      1,553,542       8.932020        13,876       3.21%       1.40%    (16.93%)
  Templeton International Securities Series A                24,020       8.329271           200       3.21%       0.85%    (16.47%)
  Templeton International Securities B                      124,344       8.918168         1,109       0.85%       1.40%    (17.17%)
  Templeton International Securities B, Series A             42,456       8.949298           380       0.85%       0.85%    (16.71%)
  Templeton International Securities B, Series E              5,476       8.940798            49       0.85%       1.00%    (16.84%)
  Templeton International Securities B, Series F              8,734       8.935139            78       0.85%       1.10%    (16.92%)
  Templeton International Securities B, Series G                 10       8.926643             -       0.85%       1.25%    (17.05%)
  Templeton International Securities B, Series I              6,921       8.908162            62       0.85%       1.55%    (17.30%)
  Templeton International Securities B, Series K             39,277       8.901506           350       0.85%       1.65%    (17.38%)
  Templeton International Securities B, Series N             10,843       8.891510            96       0.85%       1.80%    (17.50%)
  Templeton Developing Markets Securities                   976,427       6.988115         6,823       1.06%       1.40%     (9.37%)
  Templeton Developing Markets Securities B                 211,021       6.977321         1,472       0.15%       1.40%     (9.37%)
  Templeton Developing Markets Securities B, Series I        21,179       6.969734           148       0.15%       1.55%     (9.50%)
  Templeton Developing Markets Securities B, Series K       158,656       6.964671         1,105       0.15%       1.65%     (9.59%)
  Templeton Developing Markets Securities B, Series N       143,571       6.957091           999       0.15%       1.80%     (9.73%)
  Templeton Mutual Shares Securities                      1,020,486      12.254996        12,506       1.91%       1.40%      5.81%
  Templeton Mutual Shares Securities B                      244,140      12.232460         2,987       0.28%       1.40%      5.55%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                119

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Templeton Mutual Shares Securities B, Series I             16,227    $ 12.219247    $      198       0.28%       1.55%      5.39%
  Templeton Mutual Shares Securities B, Series K            283,891      12.210438         3,466       0.28%       1.65%      5.28%
  Templeton Mutual Shares Securities B, Series N             87,269      12.197249         1,065       0.28%       1.80%      5.12%
  Franklin Large Cap Growth Securities                      503,659      13.324321         6,711       0.57%       1.40%    (12.50%)
  Franklin Large Cap Growth Securities Series A              20,423       8.516492           174       0.57%       0.85%    (12.01%)
  Franklin Large Cap Growth Securities B                    115,925      13.305369         1,542       0.07%       1.40%    (12.67%)
  Franklin Large Cap Growth Securities B, Series A           18,134      13.351805           242       0.07%       0.85%    (12.18%)
  Franklin Large Cap Growth Securities B, Series E            5,767      13.339126            77       0.07%       1.00%    (12.31%)
  Franklin Large Cap Growth Securities B, Series F            9,531      13.330682           127       0.07%       1.10%    (12.40%)
  Franklin Large Cap Growth Securities B, Series G            5,830      13.318018            78       0.07%       1.25%    (12.54%)
  Franklin Large Cap Growth Securities B, Series I           10,831      13.290455           144       0.07%       1.55%    (12.80%)
  Franklin Large Cap Growth Securities B, Series K           30,005      13.280510           399       0.07%       1.65%    (12.89%)
  Franklin Large Cap Growth Securities B, Series N           10,801      13.265620           143       0.07%       1.80%    (13.02%)
  Fidelity VIP Growth                                       295,355      12.630835         3,731       0.08%       1.40%    (18.80%)
  Fidelity VIP Growth B                                      29,838      12.611329           376       0.00%       1.40%    (19.44%)
  Fidelity VIP Growth B, Series I                                64      12.598422             1       0.00%       1.55%    (19.56%)
  Fidelity VIP Growth B, Series K                            20,482      12.589814           258       0.00%       1.65%    (19.64%)
  Fidelity VIP Growth B, Series N                            16,644      12.576934           209       0.00%       1.80%    (19.77%)
  Fidelity VIP II Contrafund                                295,900      12.057516         3,568       0.79%       1.40%    (13.47%)
  Fidelity VIP III Growth Opportunities                      96,742       8.331919           806       0.34%       1.40%    (15.62%)
  Fidelity VIP III Growth & Income                          237,682      11.233926         2,670       1.40%       1.40%    (10.02%)
  Fidelity VIP Equity-Income                                207,842      11.164080         2,320       1.61%       1.40%     (6.28%)
  Fidelity VIP Equity-Income B                               22,279      11.141971           248       0.00%       1.40%     (6.55%)
  Fidelity VIP Equity-Income B, Series I                      3,787      11.130575            42       0.00%       1.55%     (6.69%)
  Fidelity VIP Equity-Income B, Series K                     11,591      11.122980           129       0.00%       1.65%     (6.79%)
  Fidelity VIP Equity-Income B, Series N                      7,804      11.111610            87       0.00%       1.80%     (6.93%)
  Fidelity High Income B                                      3,203       9.025089            29       0.00%       1.40%    (13.16%)
  Fidelity High Income B, Series I                               10       9.015854             -       0.00%       1.55%    (13.29%)
  Fidelity High Income B, Series K                              457       9.009707             4       0.00%       1.65%    (13.38%)
  Fidelity High Income B, Series N                              336       9.000486             3       0.00%       1.80%    (13.51%)
  American Century VP Income & Growth                     2,575,030       8.223442        21,176       0.49%       1.40%     (9.60%)
  American Century VP Income & Growth , Series I             95,813       8.214478           787       0.49%       1.55%     (9.77%)
  American Century VP Income & Growth , Series K            495,710       8.208521         4,069       0.49%       1.65%     (9.86%)
  American Century VP Income & Growth , Series N            417,145       8.199582         3,420       0.49%       1.80%    (10.00%)
  American Century VP International                          78,823       7.187549           567       0.16%       1.40%    (29.98%)
  American Century VP International, Series I                   413       7.179717             3       0.16%       1.55%    (30.27%)
  American Century VP International, Series K                 4,384       7.174500            31       0.16%       1.65%    (30.34%)
  American Century VP International, Series N                 5,141       7.166682            37       0.16%       1.80%    (30.45%)
  American Century VP Value                                 899,286      12.429283        11,178       0.71%       1.40%     11.34%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                120

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  American Century VP Value, Series I                        26,267    $ 12.415765    $      326       0.71%       1.55%     11.08%
  American Century VP Value, Series K                       165,085      12.406758         2,048       0.71%       1.65%     10.97%
  American Century VP Value, Series N                       124,367      12.393257         1,541       0.71%       1.80%     10.80%
  Zenith Davis Venture Value E                                7,448      10.156586            76       0.00%       1.00%    (12.45%)
  Zenith Davis Venture Value E, Series I                        817      10.144691             8       0.00%       1.55%    (12.58%)
  Zenith Davis Venture Value E, Series K                    167,899      10.136771         1,702       0.00%       1.65%    (12.67%)
  Zenith Davis Venture Value E, Series L                     28,057      10.135898           284       0.00%       1.70%    (12.71%)
  Zenith Davis Venture Value E, Series N                     16,457      10.124913           167       0.00%       1.80%    (12.80%)
  Zenith Davis Venture Value E, Series O                     10,511      10.125565           106       0.00%       1.85%    (12.84%)
  Zenith Davis Venture Value E, Series P                     98,674      10.116997           998       0.00%       1.90%    (12.89%)
  Zenith Davis Venture Value E, Series Q                     11,990      10.118686           121       0.00%       1.95%    (12.93%)
  Zenith Davis Venture Value E, Series R                        166      10.131238             2       0.00%       2.00%    (12.97%)
  Zenith Davis Venture Value E, Series S                     20,442      10.105156           207       0.00%       2.05%    (13.02%)
  Zenith Davis Venture Value E, Series T                      2,258      10.108370            23       0.00%       2.10%    (13.06%)
  Zenith Davis Venture Value E, Series U                         10      10.120696             -       0.00%       2.25%    (13.19%)
  Zenith Harris Oakmark MidCap Value B                        3,502      11.947753            42       0.00%       1.40%     25.66%
  Zenith Harris Oakmark MidCap Value B, Series I              1,523      11.933782            18       0.00%       1.55%     25.47%
  Zenith Harris Oakmark MidCap Value B, Series K             49,664      11.924478           592       0.00%       1.65%     25.35%
  Zenith Harris Oakmark MidCap Value B, Series L              9,625      11.923451           115       0.00%       1.70%     25.28%
  Zenith Harris Oakmark MidCap Value B, Series N              5,808      11.910526            69       0.00%       1.80%     25.16%
  Zenith Harris Oakmark MidCap Value B, Series O             10,435      11.911307           124       0.00%       1.85%     25.09%
  Zenith Harris Oakmark MidCap Value B, Series P             48,232      11.901244           574       0.00%       1.90%     25.03%
  Zenith Harris Oakmark MidCap Value B, Series Q              4,542      11.903225            54       0.00%       1.95%     24.97%
  Zenith Harris Oakmark MidCap Value B, Series R                 97      11.917960             1       0.00%       2.00%     24.91%
  Zenith Harris Oakmark MidCap Value B, Series S             10,687      11.887327           127       0.00%       2.05%     24.84%
  Zenith Harris Oakmark MidCap Value B, Series T              1,123      11.891112            14       0.00%       2.10%     24.78%
  Zenith Harris Oakmark MidCap Value B, Series U                  9      11.905572             -       0.00%       2.25%     24.59%
  Dreyfus Stock Index                                       215,068       7.994918         1,719       1.21%       1.40%    (13.41%)
  Dreyfus Stock Index B                                      32,651       7.968599           260       0.64%       1.40%    (13.69%)
  Dreyfus Stock Index B, Series I                             1,031       7.959924             8       0.64%       1.55%    (13.82%)
  Dreyfus Stock Index B, Series K                            27,711       7.954140           221       0.64%       1.65%    (13.91%)
  Dreyfus Stock Index B, Series N                            29,290       7.945482           233       0.64%       1.80%    (14.04%)
  Dreyfus VIF Disciplined Stock                              34,563       7.882400           272       0.36%       1.40%    (14.48%)
  Dreyfus VIF Disciplined Stock B                             9,418       7.869049            74       0.69%       1.40%    (14.67%)
  Dreyfus VIF Disciplined Stock B, Series I                      12       7.860477             -       0.69%       1.55%    (14.80%)
  Dreyfus VIF Disciplined Stock B, Series K                  19,534       7.854776           153       0.69%       1.65%    (14.88%)
  Dreyfus VIF Disciplined Stock B, Series N                   4,280       7.846220            34       0.69%       1.80%    (15.01%)
  Dreyfus VIF Capital Appreciation                          824,246       8.856159         7,300       1.01%       1.40%    (10.58%)
  Dreyfus VIF Capital Appreciation B                        254,256       8.832633         2,246       1.19%       1.40%    (10.89%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                121

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Dreyfus VIF Capital Appreciation B, Series I               20,284     $ 8.823014    $      179       1.19%       1.55%    (11.03%)
  Dreyfus VIF Capital Appreciation B, Series K              247,378       8.816609         2,181       1.19%       1.65%    (11.11%)
  Dreyfus VIF Capital Appreciation B, Series N              131,109       8.807008         1,154       1.19%       1.80%    (11.25%)
  INVESCO VIF Dynamics                                    1,301,619       7.201833         9,374       0.00%       1.40%    (32.03%)
  INVESCO VIF Dynamics, Series I                             43,476       7.193990           313       0.00%       1.55%    (32.21%)
  INVESCO VIF Dynamics, Series K                            283,383       7.188752         2,037       0.00%       1.65%    (32.27%)
  INVESCO VIF Dynamics, Series N                            181,734       7.180915         1,305       0.00%       1.80%    (32.38%)
  INVESCO VIF High Yield                                    467,962       7.395337         3,461      13.70%       1.40%    (16.07%)
  INVESCO VIF High Yield, Series I                           28,084       7.387287           207      13.70%       1.55%    (16.25%)
  INVESCO VIF High Yield, Series K                           84,932       7.381925           627      13.70%       1.65%    (16.33%)
  INVESCO VIF High Yield, Series N                           30,336       7.373879           224      13.70%       1.80%    (16.46%)
  PIMCO High Yield Bond                                      23,695       9.953420           236       7.60%       1.40%      1.00%
  PIMCO High Yield Bond, Series I                                10       9.942579             -       7.60%       1.55%      0.76%
  PIMCO High Yield Bond, Series K                             9,206       9.935372            92       7.60%       1.65%      0.65%
  PIMCO High Yield Bond, Series N                             2,342       9.924556            23       7.60%       1.80%      0.50%
  PIMCO Low Duration Bond                                   114,268      11.348021         1,297       3.90%       1.40%      6.87%
  PIMCO Low Duration Bond, Series I                           8,828      11.335672           100       3.90%       1.55%      5.97%
  PIMCO Low Duration Bond, Series K                          14,806      11.327448           168       3.90%       1.65%      5.86%
  PIMCO Low Duration Bond, Series N                           4,282      11.315125            48       3.90%       1.80%      5.70%
  PIMCO StocksPLUS Growth & Income                           49,731       8.109327           403       4.50%       1.40%    (11.84%)
  PIMCO StocksPLUS Growth & Income, Series I                     12       8.100489             -       4.50%       1.55%    (12.81%)
  PIMCO StocksPLUS Growth & Income, Series K                  4,862       8.094606            40       4.50%       1.65%    (12.89%)
  PIMCO StocksPLUS Growth & Income, Series N                  6,794       8.085799            55       4.50%       1.80%    (13.03%)
  PIMCO Total Return Bond                                 1,361,187      11.492649        15,643       4.39%       1.40%      7.02%
  PIMCO Total Return Bond, Series I                          83,705      11.480143           961       4.39%       1.55%      6.71%
  PIMCO Total Return Bond, Series K                         279,978      11.471803         3,212       4.39%       1.65%      6.60%
  PIMCO Total Return Bond, Series N                         233,496      11.459325         2,676       4.39%       1.80%      6.44%
  Scudder I International                                   522,292       6.119926         3,196       0.40%       1.40%    (31.82%)
  Scudder I International B                                 166,196       6.129472         1,019       0.00%       1.40%    (31.78%)
  Scudder I International B, Series I                        10,678       6.122784            65       0.00%       1.55%    (31.88%)
  Scudder I International B, Series K                       132,703       6.118329           812       0.00%       1.65%    (31.95%)
  Scudder I International B, Series N                        85,555       6.111659           523       0.00%       1.80%    (32.05%)
  First American FAIP Equity Income IA                    1,832,065      13.087368        23,977       0.00%       1.40%     (5.13%)


Annuitization units:
  Met Investors Lord Abbett Growth and Income               134,895    $ 29.038104    $    3,918       0.92%       1.40%     (7.04%)
  Met Investors Bond Debenture                               37,548      11.810071           443       8.06%       1.40%      2.34%
  Met Investors Developing Growth                             5,843       9.339157            55       0.00%       1.40%     (8.14%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                122

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Annuitization units, continued:
  Met Investors Developing Growth, A                          3,596     $ 6.679929    $       24       0.00%       0.85%     (7.59%)
  Met Investors Mid-Cap Value                                 7,751      15.360337           119       0.47%       1.40%      6.58%
  Met Investors Quality Bond                                 30,512      11.312809           345       4.73%       1.40%      5.56%
  Met Investors Small Cap Stock                               9,190      12.046843           111       0.17%       1.40%     (9.73%)
  Met Investors Small Cap Stock, A                            2,525       6.220955            15       0.17%       0.85%     (9.22%)
  Met Investors Enhanced Index                               43,246      14.485455           626       0.82%       1.40%    (12.65%)
  Met Investors Select Equity                                27,964      13.286822           372       0.48%       1.40%     (7.33%)
  Met Investors International Equity                         12,465       8.885457           110       1.31%       1.40%    (21.44%)
  GACC Money Market                                          27,212      10.524240           287       0.00%       1.40%      2.59%
  Russell Multi-Style                                        12,520       9.537128           120       0.46%       1.40%    (15.41%)
  Russell Aggressive Equity                                   3,735       8.730620            33       0.11%       1.40%     (3.73%)
  Russell Non-US                                              1,664       8.443071            14       0.57%       1.40%    (23.12%)
  Russell Core Bond                                          22,877      10.593419           243       5.91%       1.40%      5.91%
  Russell Real Estate                                           422      11.630014             5       5.18%       1.40%      6.33%
  AIM V.I. Value                                             10,230      10.797085           110       0.14%       1.40%    (13.69%)
  AIM V.I. Value, A                                           5,306       6.809310            37       0.14%       0.85%    (13.27%)
  AIM V.I. Capital Appreciation                               5,385       9.935090            54       0.00%       1.40%    (24.17%)
  AIM V.I. Capital Appreciation, A                            5,623       5.640708            31       0.00%       0.85%    (23.93%)
  AIM V.I. International Equity                               5,736       5.687433            33       0.32%       1.40%    (24.40%)
  Alliance Premier Growth                                     3,907      11.361804            45       0.00%       1.40%    (18.37%)
  Alliance Bernstein Real Estate Investment                     565       9.062982             5       3.47%       1.40%      9.25%
  Goldman Sachs Growth & Income                                 814       7.708853             6       0.48%       1.40%    (10.57%)
  Goldman Sachs International Equity                          1,503       8.673871            13       1.28%       1.40%    (23.26%)
  Goldman Sachs Global Income Fund                              152      10.447674             2       5.30%       1.40%      3.67%
  MFS Research                                                1,840       9.637827            18       0.02%       1.40%    (22.35%)
  MFS Investors Trust                                           366       9.203304             3       0.50%       1.40%    (17.13%)
  MFS Emerging Growth                                           638      10.651329             6       0.00%       1.40%    (34.42%)
  MFS High Income                                               814       8.503900             6       7.75%       1.40%      0.65%
  MFS New Discovery                                           3,299       7.742515            26       0.00%       1.40%     (6.36%)
  Oppenheimer Strategic Bond Fund                             2,133       9.567954            20       2.46%       1.40%      3.38%
  Putnam VT Growth and Income                                 3,726       9.992099            37       1.69%       1.40%     (7.48%)
  Putnam VT New Value                                           645      11.364246             7       0.85%       1.40%      2.16%
  Putnam VT Vista                                             2,903       9.815415            28       0.00%       1.40%    (34.33%)
  Putnam VT International Growth Fund                           185      11.510360             2       0.36%       1.40%    (21.53%)
  Putnam VT International New Opportunities                   2,076       8.658613            18       0.00%       1.40%    (29.52%)
  Templeton Mutual Shares Securities                          2,083      10.994429            23       1.91%       1.40%      5.81%
  Franklin Large Cap Growth Securities                        1,899      12.251791            23       0.57%       1.40%    (12.50%)
  American Century VP Income & Growth Fund                      458       7.724303             4       0.49%       1.40%     (9.60%)
  American Century VP Value Fund                                122      11.674864             1       0.71%       1.40%     11.34%
  Dreyfus VIF Capital Appreciation Portfolio                  2,716       8.318632            23       1.01%       1.40%    (10.58%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                123

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Annuitization units, continued:
  INVESCO VIF- Dynamics Fund                                    141     $ 6.764704    $        1       0.00%       1.40%    (32.03%)
  INVESCO VIF- High Yield Fund                                  453       6.946460             3      13.70%       1.40%    (16.07%)
  PIMCO Low Duration Bond Portfolio                             303      10.659244             3       3.90%       1.40%      6.87%
  PIMCO StocksPLUS Growth & Income                            2,047       7.617120            16       4.50%       1.40%    (11.84%)
  PIMCO Total Return Bond Portfolio                             681      10.795092             7       4.39%       1.40%      7.02%
  First American FAIP Equity Income IA                        4,759      13.069356            62       0.00%       1.40%     (5.13%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.








                                                                 124

                       METLIFE INVESTORS INSURANCE COMPANY
                                AND SUBSIDIARIES
            (Formerly Cova Financial Services Life Insurance Company)
                 (a wholly owned subsidiary of Cova Corporation)

                        CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000, AND 1999

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

The Board of Directors
MetLife Investors Insurance Company
(Formerly Cova Financial Services Life Insurance Company)
St. Louis, Missouri


We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (formerly Cova Financial Services Life Insurance Company) (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits. The consolidated financial statements of the Company for the year ended December 31, 1999 (Predecessor Company operations) were audited by other auditors whose report, dated February 4, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2001 and 2000 consolidated financial statements present fairly, in all material respects, the consolidated financial position of MetLife Investors Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 1 to the consolidated financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
Cova Financial Services Life Insurance Company:


We have audited the consolidated statements of operations, shareholders' equity, and cash flows of Cova Financial Services Life Insurance Company (now known as MetLife Investors Insurance Company) (a wholly owned subsidiary of Cova Corporation) (the Company) for the year ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of Cova Financial Services Life Insurance Company's operations, shareholders' equity, and their cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, Illinois
February 4, 2000

                       METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (Formerly Cova Financial Services Life Insurance Company)
                         (a wholly owned subsidiary of Cova Corporation)
                                   CONSOLIDATED BALANCE SHEETS
                                    DECEMBER 31, 2001 AND 2000
                         (Dollars in thousands, except per share amounts)

                                                                           2001         2000
                                                                       -----------   -----------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value                   $ 1,771,018   $ 1,683,580
  Equity securities, at fair value                                           2,424            12
  Mortgage loans on real estate                                            322,697       354,777
  Real estate and real estate joint ventures                                 3,441             -
  Policy loans                                                              27,445        28,074
  Other limited partnership interests                                        1,779          --
  Short-term investments                                                     1,357         4,917
  Other invested assets                                                          -         3,501
                                                                       -----------   -----------
    Total investments                                                    2,130,161     2,074,861
Cash and cash equivalents                                                  179,231        89,725
Accrued investment income                                                   25,176        26,963
Premiums and other receivables                                             296,411        35,363
Deferred policy acquisition costs                                          345,568       292,632
Deferred income taxes                                                        1,476         7,229
Other assets                                                                34,746        36,487
Separate account assets                                                  2,845,218     2,793,821
                                                                       -----------   -----------
    Total assets                                                       $ 5,857,987   $ 5,357,081
                                                                       ===========   ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                               $    69,493   $    62,095
  Policyholder account balances                                          2,445,659     2,112,064
  Short-term debt                                                            8,724             -
  Other liabilities                                                         33,466        32,187
  Separate account liabilities                                           2,845,218     2,793,821
                                                                       -----------   -----------
    Total liabilities                                                  $ 5,402,560   $ 5,000,167
                                                                       ===========   ===========
Commitments and contingencies (Note 6)

Stockholder's Equity:
  Common stock, par value $2 per share; 5,000,000 shares authorized;
    2,899,466 shares issued and outstanding                                  5,799         5,799
  Additional paid-in capital                                               430,954       345,954
  Retained earnings (deficit)                                               13,220        (1,930)
  Accumulated other comprehensive income                                     5,454         7,091
                                                                       -----------   -----------
    Total stockholder's equity                                             455,427       356,914
                                                                       -----------   -----------
    Total liabilities and stockholders equity                          $ 5,857,987   $ 5,357,081
                                                                       ===========   ===========

                   See accompanying notes to consolidated financial statements.

                                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                             (Formerly Cova Financial Services Life Insurance Company)
                                  (a wholly owned subsidiary of Cova Corporation)
                                         CONSOLIDATED STATEMENTS OF INCOME
                                FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                               (Dollars in thousands)

                                                                                                  |PREDECESSOR'S
                                                                                                  |    BASIS
                                                                               2001       2000    |    1999
                                                                           -----------------------|--------------
REVENUES                                                                                          |
Premiums                                                                     $ 12,185   $   8,503 | $   8,468
Universal life and investment-type product policy fees                         45,354      42,427 |    35,217
Net investment income                                                         173,872     168,847 |   131,372
Other revenues                                                                  2,978         889 |     1,924
Net investment gains (losses) (net of amounts allocable from deferred                             |
   acquisition costs of $2,775, $(13,981) and $(10,107), respectively)          1,367      (6,877)|   (10,107)
                                                                           -----------------------|--------------
       Total revenues                                                         235,756     213,789 |   166,874
                                                                           -----------------------|--------------
EXPENSES                                                                                          |
Policyholder benefits                                                          20,703      13,127 |    27,409
Interest credited to policyholder account balances                            122,081     117,025 |   102,274
Other expenses (excludes amounts directly related to net investment                               |
   gains (losses) of $2,775, $(l3,981) and $(l0,107), respectively)            70,528      85,903 |    57,085
                                                                           -----------------------|--------------
       Total expenses                                                         213,312     216,055 |   186,768
                                                                           -----------------------|--------------
                                                                                                  |
Income (loss) before provision (benefit) for income taxes                      22,444      (2,266)|   (19,894)
Provision (benefit) for income taxes                                            7,294        (336)|    (6,390)
                                                                           -----------------------|--------------
Net income (loss)                                                            $ 15,150   $  (1,930)| $ (13,504)
                                                                           =======================|==============



                  See accompanying notes to consolidated financial statements.

                                   METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                                 (Formerly Cova Financial Services Life Insurance Company)
                                      (a wholly owned subsidiary of Cova Corporation)
                                      CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                   FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                  (Dollars in thousands)

                                                                                                Accumulated
                                                                     Additional    Retained        Other
                                                          Common      Paid-in      Earnings     Comprehensive
Predecessor's Basis                                        Stock      Capital      (Deficit)    Income (Loss)     Total
------------------------------------------------------    --------  ------------   ----------   --------------  ----------
Balance at January 1, 1999                                $ 5,799   $  220,491      $ 26,410     $     (614)    $ 252,086
Capital Contribution                                                    40,000                                     40,000
Comprehensive loss:
  Net loss                                                                           (13,504)                     (13,504)
  Other comprehensive loss:
     Unrealized investment losses, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                 (24,020)      (24,020)
                                                                                                               -----------
  Comprehensive loss                                                                                              (37,524)
                                                         --------- ------------    ----------   ------------   -----------
Balance at December 31, 1999                              $ 5,799   $  260,491      $ 12,906     $  (24,634)    $ 254,562
                                                         ========= ============    ==========   ============   ===========
-------------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2000                                $ 5,799   $  290,954      $      -     $        -     $ 296,753
Capital contribution                                                    55,000                                     55,000
Comprehensive income:
  Net loss                                                                            (1,930)                      (1,930)
  Other comprehensive gains:
     Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                   7,091         7,091
                                                                                                               -----------
  Comprehensive income                                                                                              5,161
                                                         --------- -----------     ----------   ------------   -----------
Balance at December 31, 2000                                5,799      345,954        (1,930)         7,091       356,914
Capital contributions                                                   85,000                                     85,000
Comprehensive income:
  Net income                                                                          15,150                       15,150
  Other comprehensive losses:
     Unrealized investment losses, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                  (1,637)       (1,637)
                                                                                                               -----------
  Comprehensive income                                                                                             13,513
                                                         --------- -----------     ----------   ------------   -----------
Balance at December 31, 2001                              $ 5,799   $  430,954      $ 13,220     $    5,454     $ 455,427
                                                         ========= ===========     ==========   ============   ===========


                   See accompanying notes to consolidated financial statements.



                                 METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                              (Formerly Cova Financial Services Life Insurance Company)
                                   (a wholly owned subsidiary of Cova Corporation)
                                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                (Dollars in thousands)

                                                                                                       |PREDECESSOR'S
                                                                                                       |    BASIS
CASH FLOWS FROM OPERATING ACTIVITIES                                        2001             2000      |     1999
                                                                         -----------      -----------  | -----------
Net Income (loss)                                                        $   15,150       $   (1,930)  | $  (13,504)
  Adjustments to reconcile net income (loss) to net cash (used in)                                     |
    provided by operating activities:                                                                  |
      Depreciation and amortization expense                                 (12,288)         (16,691)  |      2,423
      (Gains) losses from sales of investments, net                          (1,367)           6,877   |     10,107
      Interest credited to policyholder account balances                    122,081          117,025   |    102,274
      Universal life and investment-type product policy fees                (45,354)         (42,427)  |    (35,217)
  Change in accrued investment income                                         1,787           (1,971)  |     (3,487)
  Change in premiums and other receivables                                 (261,048)         306,620   |    639,398
  Change in deferred policy acquisitions costs, net                         (52,936)           5,027   |    (95,323)
  Change in insurance related liabilities                                     7,398            5,386   |      4,096
  Change in income taxes payable                                              7,234               34   |     (5,880)
  Change in other liabilities                                                 1,279           (9,468)  |       (141)
  Other, net                                                                 (2,731)         (16,521)  |     64,655
                                                                         -----------      -----------  | -----------
Net cash (used in) provided by operating activities                        (220,795)         351,961   |    669,401
                                                                         -----------      ----------   | -----------
                                                                                                       |
CASH FLOWS FROM INVESTING ACTIVITIES                                                                   |
  Sales, maturities and repayments:                                                                    |
   Fixed maturities                                                         782,948          268,472   |    438,766
   Equity securities                                                             37            9,000   |          -
   Mortgage loans on real estate                                             42,673           22,456   |     31,071
   Real estate and real estate joint ventures                                   190           10,902   |          -
  Purchases of:                                                                                        |
   Fixed maturities                                                        (854,418)        (431,493)  |   (487,092)
   Equity securities                                                         (1,166)               -   |          -
   Mortgage loans on real estate                                            (12,846)          (3,295)  |    (64,278)
   Real estate and real estate joint ventures                                (3,620)          (2,850)  |     (4,107)
   Other limited partnership interests                                       (1,779)               -   |          -
  Net change in short-term investments                                        3,560           (4,917)  |          -
  Net change in policy loans                                                    629             (296)  |     (1,484)
  Net change in investment collateral                                             -          (37,862)  |     11,939
  Other, net                                                                  3,501                -   |   (202,328)
                                                                         -----------      -----------  | -----------
Net cash used in investing activities                                       (40,291)        (169,883)  |   (277,513)
                                                                         -----------      -----------  | -----------
                                                                                                       |
CASH FLOWS FROM FINANCING ACTIVITIES                                                                   |
  Policyholder account balances:                                                                       |
   Deposits                                                                 631,955          416,742   |    396,086
   Withdrawals                                                             (375,087)        (656,026)  |   (835,821)
  Short-term debt, net                                                        8,724                -   |          -
  Capital contributions                                                      85,000           55,000   |     40,000
                                                                         -----------      -----------  | -----------
Net cash provided by (used in) financing activities                         350,592         (184,284)  |   (399,735)
                                                                         -----------      -----------  | -----------
Change in cash and cash equivalents                                          89,506           (2,206)  |     (7,847)
Cash and cash equivalents, beginning of year                                 89,725           91,931   |     99,778
                                                                         -----------      -----------  | -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                   $  179,231       $   89,725   | $   91,931
                                                                         ===========      ===========  | ===========
Supplemental disclosures of cash flow information:                                                     |
-------------------------------------------------                                                      |
  Cash paid (refunded) during the year:                                                                |
      Interest                                                           $      171       $        -   | $        -
                                                                         ===========      ===========  | ===========
      Income taxes                                                       $        -       $        -   | $     (680)
                                                                         ===========      ===========  | ===========


                             See accompanying notes to consolidated financial statements.


                                                         F-6

              METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
            (Formerly Cova Financial Services Life Insurance Company)
                 (a wholly owned subsidiary of Cova Corporation)
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BUSINESS

          MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company) ("MLIIC"), a Missouri domiciled life insurance company, is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company ("GALIC"), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation ("GenAmerica"). GenAmerica is a wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), a New York domiciled life insurance company. MLIIC owns 100% of the outstanding shares of two subsidiaries, First MetLife Investors Insurance Company ("FMLIIC") (formerly First Cova Life Insurance Company), a New York domiciled life insurance company, and MetLife Investors Insurance Company of California ("MLIICCA") (formerly Cova Financial Life Insurance Company), a California domiciled life insurance company.

          MLIIC and subsidiaries (the "Company") market and service variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 45 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

     BASIS OF PRESENTATION

          The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Missouri State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Missouri Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

          On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life, for $1.2 billion in cash.

          As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For the period prior to the date of the acquisition, the balances are referred to as "Predecessor's Basis".

          The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $296,753 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

          The excess of the net purchase price over the fair value of net assets acquired of approximately $37,324 thousand was recorded as goodwill and has been amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below). This new basis of accounting resulted in an increase in stockholder's equity of approximately $42,191 thousand on January 1, 2000. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

          The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

     INVESTMENTS

          The Company primarily invests in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

          The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (losses), net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

          Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

          Policy loans are stated at unpaid principal balances.

          Short-term investments are stated at amortized cost, which approximates fair value.

          Other invested assets are reported at their estimated fair value.

     CASH AND CASH EQUIVALENTS

          The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

     DEFERRED POLICY ACQUISITION COSTS

          The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred.

          Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

          Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

          Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

          Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

          Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $297,659 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

          Information regarding deferred policy acquisition costs is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  ------------------------------
                                                       2001            2000
                                                  -------------  ---------------
                                                      (Dollars in thousands)
                                                  ------------------------------
     Balance at January 1                           $  292,632      $  297,659
     Capitalization of policy acquisition costs         68,505          67,197
                                                  ------------------------------
              Total                                    361,137         364,856
                                                  ------------------------------

     Amortization allocated to:
        Net investment gains (losses)                    2,775         (13,981)
        Unrealized investment (losses) gains            (5,954)         30,208
        Other expenses                                  18,748          55,997
                                                  ------------------------------
              Total amortization                        15,569          72,224
                                                  ------------------------------
        Balance at December 31                      $  345,568      $  292,632
                                                  ==============================

          Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and
     (3) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

          Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     GOODWILL

          The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period of 20 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
                                                       -------------------------
     Net Balance at January 1                          $   35,458    $   37,324
     Amortization                                          (1,866)       (1,866)
                                                       -----------   -----------
     Net Balance at December 31                        $   33,592    $   35,458
                                                       ===========   ===========

                                                              DECEMBER 31,
                                                       -------------------------
                                                           2001          2000
                                                       -----------   -----------
     Accumulated Amortization                          $    3,732    $    1,866
                                                       ===========   ===========


     See "Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

     FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

          The Company recognizes its liability for policy amounts that are not subject to policyholder mortality or longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2001 was 5.72%.

          Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

          The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

          Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

          Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

          Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

          Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate charges and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

          Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 72%, 72% and 86% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company, in 2001, 2000 and 1999, respectively.

          All policy reserves are established as the present value of estimated future policy benefits, such present value is based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

     RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

          Premiums related to annuity policies with life contingencies are recognized as revenues when due.

          Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     INCOME TAXES

          The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

          The Company will file a consolidated federal income tax return with FMLIIC and MLIICCA. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

     REINSURANCE

          Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

          In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

     SEPARATE ACCOUNTS

          Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

          Certain amounts in the prior years' consolidated financials have been reclassed to conform with the 2001 presentation.

     APPLICATION OF ACCOUNTING PRONOUNCEMENTS

          Effective January 1, 2001, the Company adopted SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133") as amended by SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES - AN AMENDMENT TO FASB STATEMENT NO. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

          Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES - A REPLACEMENT OF FASB STATEMENT NO. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

          Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON CERTAIN INVESTMENTS ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

          In June 2001, the FASB issued SFAS No. 141, BUSINESS COMBINATIONS ("SFAS 141"), and SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $1,866 thousand for both of the years ended December 31, 2001 and 2000. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the impairment requirements by December 31, 2002.

          In July 2001, the SEC released Staff Accounting Bulletin No. 102, SELECTED LOAN LOSS ALLOWANCE AND DOCUMENTATION ISSUES ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

          In October 2001, the FASB issued SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

          Effective October 1, 2000, the Company adopted SAB No. 101, REVENUE RECOGNITION IN FINANCIAL STATEMENTS ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

          Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk,
     (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements

2.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES


                                                           Cost or          Gross Unrealized
                                                          Amortized    ----------------------------    Estimated
                                                             Cost          Gain           Loss         Fair Value
                                                        -------------  ------------    ------------   -------------
                                                                       (Dollars in thousands)
    Bonds:
         U.S. Treasury securities and obligations of
           U.S. government corporations and agencies     $    98,388    $    2,522      $      203     $   100,707
         Corporate                                           887,787        39,815           8,728         918,874
         Mortgage- and asset-backed securities               754,255         7,652          10,470         751,437
                                                        -------------  ------------    ------------   -------------
         Total fixed maturities                          $ 1,740,430    $   49,989      $   19,401     $ 1,771,018
                                                        =============  ============    ============   =============
    Equity securities:
      Common stocks                                      $     1,178    $    1,246      $        -     $     2,424
                                                        =============  ============    ============   =============



          Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                           Cost or            Gross Unrealized
                                                          Amortized    -----------------------------  Estimated
                                                             Cost          Gain           Loss       Fair Value
                                                        -------------   -----------   -----------   -------------
                                                                            (Dollars in thousands)

  Bonds:

     U.S. Treasury securities and obligations of U.S.
        government corporations and agencies             $    34,377     $   2,082             -     $    36,459
      Corporate                                              978,885        32,594      $  9,401       1,020,880
      Mortgage- and asset-backed securities                  629,201        18,302         2,460         649,963
                                                        -------------   -----------   -----------   -------------
      Total fixed maturities                             $ 1,642,463     $  52,978      $ 11,861     $ 1,683,580
                                                        =============   ===========   ===========   =============

 Equity Securities:
   Common stocks                                         $        12     $       -      $      -     $        12
                                                        =============   ===========   ===========   =============


          The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $112,776 thousand and $20,900 thousand at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

          The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                 COST OR
                                                 AMORTIZED          ESTIMATED
     Bonds                                         COST             FAIR VALUE
                                               ------------         -----------
                                                      (Dollars in thousands)
     Due in one year or less                    $    89,515         $    91,085
     Due after one year through five years          537,973             558,807
     Due after five years through ten years         290,817             300,967
     Due after ten years                             67,870              68,722
                                               -------------       -------------
       Total                                        986,175           1,019,581
     Mortgage- and asset-backed securities          754,255             751,437
                                               -------------       -------------
       Total bonds                              $ 1,740,430         $ 1,771,018
                                               =============       =============

          Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

          Sales of securities classified as available-for-sale were as follows:

                                                                  |  PREDECESSOR'S
                                        YEARS ENDED DECEMBER 31,  |      BASIS
                                      ----------------------------|-----------------
                                          2001           2000     |      1999
                                      --------------  ------------|-----------------
                                         (Dollars in thousands)   |
                                      ----------------------------|-----------------
          Proceeds                     $ 328,351       $   83,987 |  $    391,399
          Gross realized gains         $  16,128       $    1,333 |  $      2,445
          Gross realized losses        $   5,448       $    5,636 |  $     22,457


          Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available for sale securities of $4,536 thousand, $11,969 thousand and $18,769, respectively.

          Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     ASSETS ON DEPOSIT

          The Company had assets on deposit with regulatory agencies with a fair market value of $6,876 thousand and $7,211 thousand at December 31, 2001 and 2000, respectively.

     MORTGAGE LOANS ON REAL ESTATE

          Mortgage loans on real estate were categorized as follows:

                                                              DECEMBER 31,
                                                         -----------------------
                                                            2001         2000
                                                         ----------- -----------
                                                          (Dollars in thousands)
      Commercial mortgage loans                          $  324,697  $  354,777
      Less: Valuation allowances                              2,000           -
                                                         ----------- -----------
        Mortgage loans                                   $  322,697  $  354,777
                                                         =========== ===========

          Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 15%, 11% and 11% of the properties were located in California, Texas and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

          Changes in mortgage loan valuation allowances were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                         -----------------------
                                                            2001        2000
                                                         ----------- -----------
                                                          (Dollars in thousands)
                                                         -----------------------
     Balance at January 1                                $        -  $        -
     Additions                                                2,000           -
                                                         ----------- -----------
     Balance at December 31                              $    2,000  $        -
                                                         =========== ===========


          A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:


                                                               DECEMBER 31,
                                                         -----------------------
                                                            2001         2000
                                                         ----------- -----------
                                                          (Dollars in thousands)
                                                         -----------------------

     Impaired mortgage loans with valuation allowances   $   10,000  $        -
     Less:  Valuation allowances                              2,000           -
                                                         ----------- -----------
        Impaired mortgage loans                          $    8,000  $        -
                                                         =========== ===========

     REAL ESTATE AND REAL ESTATE JOINT VENTURES

          The Company had real estate and real estate joint ventures held-for-investment of $3,441 thousand as of December 31, 2001. The Company did not have real estate and real estate joint ventures at December 31, 2000. All of the real estate and real estate joint ventures consist of office buildings.

     NET INVESTMENT INCOME

          The components of net investment income were as follows:

                                                                                         |  PREDECESSOR'S
                                                             YEARS ENDED DECEMBER 31,    |     BASIS
                                                         ------------------------------- | --------------
                                                              2001             2000      |      1999
                                                         --------------   -------------- | --------------
                                                              (Dollars in thousands)     |
                                                         ------------------------------  |
     Fixed maturities                                    $     135,722    $     133,122  | $     100,969
     Equity securities                                               -              136  |           563
     Mortgage loans on real estate                              28,777           30,144  |        27,161
     Real estate and real estate joint ventures                    174              290  |           103
     Policy loans                                                2,092            2,160  |         2,136
     Other limited partnership interests                            12                -  |             -
     Cash, cash equivalents and short-term investments           6,818            4,735  |         2,459
     Other                                                         886              314  |           335
                                                         --------------   -------------- | --------------
          Total                                                174,481          170,901  |       133,726
     Less: Investment expenses                                    (609)          (2,054) |        (2,354)
                                                         --------------   -------------- | --------------
          Net investment income                          $     173,872    $     168,847  | $     131,372
                                                         ==============   ============== | ==============



     NET INVESTMENT GAINS (LOSSES)

                                                                                             |  PREDECESSOR'S
                                                                 YEARS ENDED DECEMBER 31,    |     BASIS
                                                             ------------------------------- | --------------
                                                                  2001             2000      |      1999
                                                             --------------   -------------- | --------------
                                                                  (Dollars in thousands)     |
                                                             ------------------------------  |
     Fixed maturities                                        $       6,107     $    (19,476) | $     (20,011)
     Equity securities                                                  37                -  |             3
     Mortgage loans on real estate                                  (2,240)               -  |             -
     Real estate and real estate joint ventures                         11           (1,369) |           (38)
     Other                                                             227              (13) |          (168)
                                                             --------------   -------------- | --------------
          Total                                                      4,142          (20,858) |       (20,214)
     Amounts allocable to deferred policy acquisition costs         (2,775)          13,981  |        10,107
                                                             --------------   -------------- | --------------
          Net realized investment gains (losses)             $       1,367    $      (6,877) | $     (10,107)
                                                             ==============   ============== | ==============

          Investment gains and losses have been reduced by deferred policy acquisition cost amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

          The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:


                                                                                   |PREDECESSOR'S
                                                         YEARS ENDED DECEMBER 31,  |    BASIS
                                                       --------------------------- | ------------
                                                           2001           2000     |     1999
                                                       ------------   ------------ | ------------
                                                          (Dollars in thousands)   |
                                                       --------------------------- |
     Fixed maturities                                  $    30,588    $    41,117  | $   (93,540)
     Equity securities                                       1,246              -  |      (2,133)
     Other invested assets                                     152              -  |           -
                                                       ------------   ------------ | ------------
        Total                                               31,986         41,117  |     (95,673)
                                                       ------------   ------------ | ------------
     Amounts allocable to deferred acquisition costs       (24,254)       (30,208) |      57,775
     Deferred income taxes                                  (2,278)        (3,818) |      13,264
                                                       ------------   ------------ | ------------
        Total                                              (26,532)       (34,026) |      71,039
                                                       ------------   ------------ | ------------
          Net unrealized investment gains (losses)     $     5,454    $     7,091  | $   (24,634)
                                                       ============   ============ | ============

          The changes in net unrealized investment gains (losses) were as follows:

                                                                                             |PREDECESSOR'S
                                                                   YEARS ENDED DECEMBER 31,  |    BASIS
                                                                 --------------------------- | ------------
                                                                     2001           2000     |     1999
                                                                 ------------   ------------ | ------------
                                                                    (Dollars in thousands)   |
                                                                 --------------------------- |
     Balance at January 1                                        $     7,091    $         -  | $      (614)
     Unrealized investment gains (losses) during the year             (9,131)        41,117  |     (95,059)
     Unrealized investment (gains) losses relating to:                                       |
       Deferred acquisition costs and value of business acquired       5,954        (30,208) |      57,775
     Deferred income taxes                                             1,540         (3,818) |      13,264
                                                                 ------------   ------------ | ------------
     Balance at December31                                       $     5,454    $     7,091  | $   (24,634)
                                                                 ============   ============ | ============
     Net change in unrealized investment gains (losses)          $    (1,637)   $     7,091  | $   (24,020)
                                                                 ============   ============ | ============


3.   FAIR VALUE INFORMATION

          The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

          Amounts related to the Company's financial instruments were as follows:

                                                  CARRYING           ESTIMATED
     DECEMBER 31, 2001                             VALUE            FAIR VALUE
     ------------------                        -------------       -------------
                                                    (Dollars in thousands)
     ASSETS:
       Fixed maturities                        $  1,771,018        $  1,771,018
       Equity securities                              2,424               2,424
       Mortgage loans on real estate                322,697             338,000
       Policy loans                                  27,445              27,445
       Short-term investments                         1,357               1,357
       Cash and cash equivalents                    179,231             179,231

     LIABILITIES:
       Policyholder account balances              2,445,659           2,254,728
       Short-term debt                                8,724               8,724


                                                  CARRYING           ESTIMATED
     DECEMBER 31, 2000                             VALUE            FAIR VALUE
     ------------------                        -------------       -------------
                                                    (Dollars in thousands)
     ASSETS:
       Fixed maturities                        $  1,683,580        $  1,683,580
       Equity Securities                                 12                  12
       Mortgage loans on real estate                354,777             371,975
       Policy loans                                  28,074              28,074
       Short-term investments                         4,917               4,917
       Cash and cash equivalents                     89,725              89,725

     LIABILITIES:
      Policyholder account balances               2,105,202           2,036,252



          The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

     FIXED MATURITIES AND EQUITY SECURITIES

          The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

     MORTGAGE LOANS ON REAL ESTATE

          Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     POLICY LOANS

          The carrying values for policy loans approximate fair value.

     CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

          The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

     POLICYHOLDER ACCOUNT BALANCES

          The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

     SHORT-TERM DEBT

          The fair market values of short-term debt are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

4.   SEPARATE ACCOUNTS

          Separate accounts reflects one category of risk assumption: non-guaranteed separate accounts totaling $2,845,218 thousand and $2,793,821 thousand at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

          Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $45,354 thousand, $42,427 thousand and $35,217 thousand for the years ended December 31, 2001, 2000 and 1999, respectively.

5.   DEBT

          The Company had borrowings related to dollar repurchase agreements in the amount of $8,724 thousand with an interest rate of 6.50% and maturity of 30 days at December 31, 2001. The Company did not have any debt outstanding at December 31, 2000.

          Interest expense related to the Company's indebtedness was $171 thousand for the year ended December 31, 2001.

6.   COMMITMENTS AND CONTINGENCIES

          There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

7.   INCOME TAXES

          The provision (benefit) for income taxes was as follows:

                                                                                  | PREDECESSOR'S
                                                        YEARS ENDED DECEMBER 31,  |     BASIS
                                                      --------------------------- | ------------
                                                          2001           2000     |     1999
                                                      ------------   ------------ | ------------
                                                         (Dollars in thousands)   |
                                                      --------------------------- | -------------
     Current:                                                                     |
       Federal                                        $         1    $        68  | $    (2,146)
     Deferred:                                                                    |
       Federal                                              7,293           (404) |      (4,244)
                                                      ------------   ------------ | ------------
     Provision (benefit) for income taxes             $     7,294    $      (336) | $    (6,390)
                                                      ============   ============ | ============

          Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                                                  | PREDECESSOR'S
                                                        YEARS ENDED DECEMBER 31,  |     BASIS
                                                      --------------------------- | ------------
                                                          2001           2000     |     1999
                                                      ------------   ------------ | ------------
                                                         (Dollars in thousands)   |
                                                      --------------------------- | -------------
     Tax provision (benefit) at U.S. statutory rate   $     7,855    $      (793) | $    (6,963)
     Tax effect of:                                                               |
       Tax exempt investment income                        (1,223)             -  |      (2,175)
       Goodwill amortization                                  653            653  |         396
       Return to provision adjustment                           -          1,951  |        (759)
       Valuation allowance                                      -         (2,330) |       2,996
       State tax                                                -             68  |         (10)
       Other, net                                               9            115  |         125
                                                      ------------   ------------ | ------------
     Provision (benefit) for income taxes             $     7,294    $      (336) | $    (6,390)
                                                      ============   ============ | ============

          Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
     Deferred income tax assets:
       Reserve for future policy benefits              $   28,830    $   30,724
       Tax basis of intangible assets purchased             3,698         4,137
       Investments                                         25,311        18,006
       Loss and credit carryforwards                       37,011        27,618
       Deferred policy acquisition costs                        -        12,302
       Other                                                5,105         4,983
                                                       -----------   -----------
                                                           99,955        97,770
       Less:  Valuation allowance                             666           666
                                                       -----------   -----------
                                                           99,289        97,104
                                                       -----------   -----------
     Deferred income tax liabilities:
       Value of business acquired                          81,651        85,434
       Deferred policy acquisition costs                   13,512             -
       Unrealized gain on investments                       2,278         3,818
       Other, net                                             372           623
                                                       -----------   -----------
                                                            7,813        89,875
                                                       -----------   -----------
     Net deferred income tax asset                     $    1,476         7,229
                                                       ===========   ===========

          The Company has recorded a valuation allowance related to certain tax benefits. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain impaired securities will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizeable.

          The Company has $81,500 thousand net operating loss carryforwards that will expire between 2013 and 2016. The Company also has $24,200 thousand of capital loss carryforwards that will expire in 2004 and 2006. The loss carryforwards are expected to be utilized during the period allowed.

          Xerox Financial Services, Inc. and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

          The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

8.   REINSURANCE

          Effective January 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede certain SPDA contracts issued, on a 90% coinsurance basis. The agreement is considered to be financing and does not meet the conditions for reinsurance accounting under GAAP. There was no impact on the Company's financial statements resulting from this transaction.

          Effective April 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede variable annuity ("VA") contracts issued on a 90% modified coinsurance basis. The agreement is treated as a financing agreement since it does not meet the conditions for reinsurance accounting under GAAP.

          Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company Limited, (a Metropolitan Life affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company recognized ceded reserves of $27 thousand at December 31, 2001. The Company recognized operating income of approximately $138 thousand from this transaction in 2001.

          Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $200,000 thousand, $230,000 thousand and $259,000 thousand at December 31, 2001, 2000 and 1999, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

          Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsure a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to approximately $88,000 thousand in 1999. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of approximately $1,600 thousand from this transaction in 1999.

          Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company ("RGA"), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of approximately $12,600 thousand in 1999 related to the recapture.

          On June 1, 1995, when GALIC formed Cova Corporation and purchased MLIIC, then known as Xerox Financial Services Life Insurance Company ("XFSLIC"), from Xerox Financial Services, Inc. ("XFSI"), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company ("OakRe"), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

          The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

          On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized operating income of approximately $1,100 thousand related to the recapture.

          The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. Risks in excess of up to $125 thousand on single survivorship policies and joint survivorship policies are 100% coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The amounts in the consolidated statements of income are presented net of reinsurance ceded.

          The effects of reinsurance were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                           2001          2000
                                                       -----------   -----------
                                                        (Dollars in thousands)

     Direct premiums                                   $   14,171    $    9,336
     Reinsurance ceded                                     (1,986)         (833)
                                                       -----------   -----------
     Net premiums                                      $   12,185    $    8,503
                                                       ===========   ===========
     Reinsurance recoveries netted against
       policyholder benefits                           $        -    $       80
                                                       ===========   ===========

          Reinsurance recoverables, included in premiums and other receivables, were $9,900 thousand and $9,956 thousand at December 31, 2001 and 2000, respectively.


9.   RELATED-PARTY TRANSACTIONS

          The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG"), formerly Security First Group, and MetLife Investors Distribution Company, formerly MetLife Distributors, Inc., provide distribution services to the company. Expenses and fees paid to affiliated companies in 2001 by the Company were $36,732 thousand.

          Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing agreements with its affiliated companies. The affiliated companies are Cova Life Management Company ("CLMC"), which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice, and Cova Life Administration Service Company which provided underwriting, policy issuance, claims, and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 and 1999 by the Company were $35,550 thousand and $28,995 thousand, respectively.

          At December 31, 2001, amounts due to/from affiliates of approximately $30,895 thousand relate primarily to CLMC, Metropolitan Life and MLIG. At December 31, 2000, amounts due from affiliates of approximately $9,835 thousand relates primarily to advances to CLMC for operating expenses over net amounts due under management, operations and servicing agreements.

          Management believes intercompany expenses are calculated on a reasonable basis; however these cost may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

          In 2001 and 2000, the Company received a cash capital contribution of $85,000 thousand and $55,000 thousand, respectively, from Cova Corporation.

10.  OTHER EXPENSES

          Other expenses were comprised of the following:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             -----------------------------
                                                                                 2001             2000
                                                                             -------------   -------------
                                                                                 (Dollars in thousands)

     Compensation                                                            $      4,920    $     15,591
     Commissions                                                                   61,685          48,917
     Interest and debt issue costs                                                    171               -
     Amortization of policy acquisition costs (excludes amortization of
       $2,775, $(13,981), and $(10,107), respectively, related to realized
       investment gains (losses)                                                   18,748          55,997
     Capitalization of policy acquisition costs                                   (68,505)        (67,197)
     Rent, net of sublease                                                          4,537           5,641
     Other                                                                         48,972          26,954
                                                                             -------------   -------------
          Total other expenses                                               $     70,528    $     85,903
                                                                             =============   =============


11.  STOCKHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

          Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in unassigned funds. As such, no dividends are permissible in 2002 without prior approval of the insurance commissioner.

     STATUTORY EQUITY AND INCOME

          Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, valuing securities on a different basis and limiting the amount, if any, of deferred income taxes that may be recognized. Statutory net losses of the Company, as filed with the Department, was $620 thousand, $51,458 thousand and $46,095 thousand for the years ended December 31, 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed, was $158,648 thousand and $79,457 thousand at December 31, 2001 and 2000, respectively.

                                                                            DECEMBER 31,
                                                                   -------------------------------
                                                                        2001             2000
                                                                   --------------   --------------
                                                                        (Dollars in thousands)
     Statutory capital and surplus                                 $     158,648    $      79,457
     GAAP adjustments for:
       Future policy benefits and policyholders account balances         (21,593)          19,250
       Deferred policy acquisition costs                                 345,568          292,632
       Deferred income taxes                                              (4,033)           7,230
       Valuation of investments                                           20,560          (23,884)
       Statutory asset valuation reserves                                  9,004            5,691
       Statutory interest maintenance reserve                              3,685            3,637
       Other, net                                                        (56,412)         (27,099)
                                                                   --------------   --------------
     Stockholder's equity                                          $     455,427    $     356,914
                                                                   ==============   ==============

          The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001 which primarily relates to accounting, principles regarding income taxes. The adoption of the Codification increased the Company's statutory capital and surplus by approximately $5,089 thousand as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

12.  OTHER COMPREHENSIVE INCOME (LOSS)

          The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                                                                                    |PREDECESSOR'S
                                                                                          YEARS ENDED DECEMBER 31,  |     BASIS
                                                                                        --------------------------- | ------------
                                                                                            2001           2000     |     1999
                                                                                        ------------   ------------ | ------------
                                                                                           (Dollars in thousands)   |
                                                                                        --------------------------- |
     Holding gains (losses) on investments arising during the year                      $    11,635         61,666  | $   (32,894)
     Income tax effect of holding gains or losses                                            (5,641)       (21,582) |      11,513
     Reclassification adjustments:                                                                                  |
         Recognized holding losses (gains) included in current year income                   (6,693)        (1,825) |      (4,060)
         Amortization of premium and discount on investments                                (14,072)       (18,724) |           -
         Recognized holding (losses) gains allocated to other policyholder amounts            2,775        (13,981) |
         Income tax effect                                                                    8,722         12,085  |       1,421
     Allocation of holding (gains) losses on investments relating to other                                          |
       policyholder amounts                                                                   3,178        (16,227) |           -
     Income tax effect of allocation of holding gains or losses to other policyholder                               |
       amounts                                                                               (1,541)         5,679  |           -
                                                                                        ------------   ------------ | ------------
     Net unrealized investment gains (losses)                                           $    (1,637)   $     7,091  | $   (24,020)
                                                                                        ============   ============ | ============

                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2001.

3.   Statement of Operations for the year ended December 31, 2001.

4. Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.

5.   Notes to Financial Statements - December 31, 2001 and 2000.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Consolidated Balance Sheets as of December 31, 2001 and 2000.

3. Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000, and 1999.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000, and 1999.

6. Notes to Consolidated Financial Statements - December 31, 2001, 2000, and 1999.

b.         Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.##

     4.   (i)    Individual Flexible Purchase Payment Deferred Variable Annuity
                 Contract.+++

          (ii)   Enhanced Dollar Cost Averaging Rider+++

          (iii)  Three Month Market Entry Rider+++

          (iv)   Death Benefit Rider - (Compounded-Plus)+++

          (v)    Death Benefit Rider - (Annual Step-Up)+++

          (vi)   Guaranteed Minimum Income Benefit Rider - (Living Benefit)+++

          (vii) Additional Death Benefit Rider - (Earnings Preservation Benefit)+++

          (viii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider+++

          (ix)   Terminal Illness Rider+++

          (x)    Individual Retirement Annuity Endorsement+++

          (xi)   Roth Individual Retirement Annuity Endorsement+++

          (xii)  401 Plan Endorsement+++

          (xiii) Tax Sheltered Annuity Endorsement+++

          (xiv)  Unisex Annuity Rates Rider+++

          (xv)   Endorsement (Name Change)

     5.   Variable Annuity Application.+++

     6.   (i)    Copy of Articles of Incorporation of the Company.#

          (ii)   Copy of the Bylaws of the Company.#

     7.   Not Applicable.

     8.   (i)    Form of Fund Participation Agreement by and among AIM Variable
                 Insurance  Funds, Inc.,  A I M Distributors, Inc., Cova
                 Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

          (iii) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.***

          (iv)   Form of Fund Participation Agreement - Dreyfus***

          (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

          (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

          (vii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.***

          (viii) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

          (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund***

          (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

          (xi) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company++

          (xii) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust***

          (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

          (xiv) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

          (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

          (xvi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company.****

          (xvii) Form of Participation Agreement between MetLife Investors Insurance Company and New England Zenith Fund (to be filed by amendment)

          (xviii)Form of Participation Agreement between MetLife Investors
                 Insurance Company and Met Investors Series Trust (to be filed by amendment)

     9.   Opinion and Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Calculation of Performance Information.###

     14.  Company Organizational Chart.


     # incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     *** incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.
     **** incorporated by reference to Registrant's Amendment No. 26 (File Nos.
          33-39100 and 811-52001) as electronically filed on April 29, 1998.

     +++ incorporated by reference to Registrant's N-4 (File Nos. 333-50540 and 811-5200) filed electronically November 22, 2000).

     ## incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-5200) filed electronically March 6, 2001.

     ### incorporated by reference to Registrant's Post Effective No. 2 to Form N-4 (File nos. 333-50540 and 811-5200) filed on September 28, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
Business Address                  with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson, III         Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger         Executive Vice President, Chief Financial
22 Corporate Plaza Drive          Officer
Newport Beach, CA 92660

Mary Ann Brown                    Director
501 Boylston Street
Boston, MA 02116

Susan A. Buffum                   Director
334 Madison Avenue
Convent Station, NJ 07961

Michael R. Fanning                Director
501 Boylston Street
Boston, MA 02116

Phillip D. Meserve                Senior Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Richard C. Pearson                Senior Vice President, General Counsel,
22 Corporate Plaza Drive          Secretary and Director
Newport Beach, CA  92660

David Y. Rogers                   Director
501 Boylston Street
Boston, MA 02116

Peter M. Schwarz                  Director
600 Plaza II, 6-C
Jersey City, NJ 07311

Constance Doern                   Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Cheryl J. Finney                  Senior Vice President, Associate General
22 Corporate Plaza Drive          Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660           Assistant Secretary

Anthony Panarese                  Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Debora L. Buffington              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                       Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                    Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 1001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herewith.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 31, 2002, there were 2828 qualified contract owners and 3872 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

James A. Shepherdson, III         Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger         Executive Vice President, Chief Financial
22 Corporate Plaza Drive          Officer and Director
Newport Beach, CA 92660

Charles M. Deuth                  Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget               Executive Vice President and Director
One Madison Avenue
New York, NY 10010

Stephen E. Hinkhouse              Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Kenneth Jaffe                     Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                    Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Phillip D. Meserve                Senior Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Richard C. Pearson                Executive Vice President, General Counsel,
22 Corporate Plaza Drive          Secretary and Director
Newport Beach, CA 92660

Edward Wilson                     Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                   Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian J. Finneran                 Senior Vice President
One Madison Avenue
New York, NY 10010

Diana Keary                       Senior Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cheryl J. Finney                  Senior Vice President, Associate General
22 Corporate Plaza Drive          Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660           Assistant Secretary

Debora L. Buffington              Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Troy W. Kennedy                   Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

William H. Palmer                 Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                  Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                     Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                  Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 10010

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 29th day of April, 2002.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)


                             By:  METLIFE INVESTORS INSURANCE COMPANY



                             By:  /s/ JAMES A. SHEPHERDSON, III
                                  -----------------------------------------


                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor


                              By: /s/ JAMES A. SHEPHERDSON, III
                                  -----------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ JAMES A. SHEPHERDSON, III                             4-29-02
----------------------------- Co-Chairman of the Board   --------
James A. Shepherdson, III      and Director                Date



/s/ GREGORY P. BRAKOVICH      Co-Chairman of the Board    4-29-02
---------------------------     and Director             --------
Gregory P. Brakovich                                       Date



/s/ MARY ANN BROWN*           Director                    4-29-02
----------------------------                             --------
Mary Ann Brown                                             Date



/s/ SUSAN A. BUFFUM*          Director                    4-29-02
----------------------------                             --------
Susan A. Buffum                                            Date



/s/ MICHAEL R. FANNING*       Director                   4-29-02
----------------------------                            --------
Michael R. Fanning                                        Date



/s/ PHILLIP D. MESERVE        Director                   4-29-02
----------------------------                            --------
Phillip D. Meserve                                        Date



/s/ RICHARD C. PEARSON        Director                   4-29-02
----------------------------                            --------
Richard C. Pearson                                        Date



/s/ DAVID Y. ROGERS*          Director                   4-29-02
----------------------------                            --------
David Y. Rogers                                           Date



/s/ PETER M. SCHWARZ*         Director                   4-29-02
----------------------------                            --------
Peter M. Schwarz                                          Date


                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                                INDEX TO EXHIBITS


EX-99.B9.        Consent of Counsel
EX-99.B10.       Consents of Independent Auditors
EX-99.B14        Company Organizational Chart.

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.